File Nos. 333-34741
                                                                   811-05200
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
     Pre-Effective Amendment No.                                         [ ]
     Post-Effective Amendment No.5                                       [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
     Amendment No. 36                                                    [X]

                          (Check appropriate box or boxes.)

     COVA VARIABLE ANNUITY ACCOUNT ONE
     __________________________________
     (Exact Name of Registrant)

     COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
     _______________________________________________
     (Name of Depositor)

     One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois        60181-4644
     ______________________________________________________        __________
     (Address of Depositor's Principal Executive Offices)          (Zip Code)

Depositor's Telephone Number, including Area Code   (800) 831-5433

     Name and Address of Agent for Service
          Lorry J. Stensrud, President
          Cova Financial Services Life Insurance Company
          One Tower Lane, Suite 3000
          Oakbrook Terrace, Illinois  60181-4644
          (800) 523-1661

     Copies to:
          Judith A. Hasenauer            and   Bernard J. Spaulding
          Blazzard, Grodd & Hasenauer, P.C.    Senior Vice President, General
          P.O Box 5108                         Counsel and Secretary
          Westport, CT  06881                  Cova Financial Services
                                                 Life Insurance Company
          (203) 226-7866                       One Tower Lane, Suite 3000
                                               Oakbrook Terrace, IL 60181-4644


It is proposed that this filing will become effective:

     __X__ immediately upon filing pursuant to paragraph (b) of Rule 485
     _____ on (date) pursuant to paragraph (b) of Rule 485
     _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:

     ____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
   Individual Variable Annuity Contracts


                               EXPLANATORY NOTE

==============================================================================

This Registration Statement contains three Prospectuses (Version A, Version B and Version C). The three versions are substantially similar except for the funding options. Different versions of Version A of the Prospectus will be created -- each one with different funding options available. The Prospectuses will be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.

==============================================================================



          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           --------------------------------
          PART A

Item 1.   Cover Page . . . . . . . . . . . . . .   Cover Page

Item 2.   Definitions  . . . . . . . . . . . . .   Index of Special Terms

Item 3.   Synopsis . . . . . . . . . . . . . . .   Profile

Item 4.   Condensed Financial Information  . . .   Appendix - Condensed Financial Information

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies . .   Other Information - Cova; The
                                                   Separate Account; Investment
                                                   Options



Item 6.   Deductions and Expenses. . . . . . . .   Expenses

Item 7.   General Description of Variable
          Annuity Contracts. . . . . . . . . . .   The Fixed and Variable Annuity

Item 8.   Annuity Period . . . . . . . . . . . .   Income Phase

Item 9.   Death Benefit. . . . . . . . . . . . .   Death Benefit

Item 10.  Purchases and Contract Value . . . . .   Purchase

Item 11.  Redemptions. . . . . . . . . . . . . .   Access to Your Money

Item 12.  Taxes. . . . . . . . . . . . . . . . .   Taxes

Item 13.  Legal Proceedings. . . . . . . . . . .   None

Item 14.  Table of Contents of the Statement of
          Additional Information . . . . . . . .   Table of Contents of the
                                                   Statement of Additional
                                                   Information

          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           -----------------------
          PART B

Item 15.  Cover Page . . . . . . . . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . .   Table of Contents

Item 17.  General Information and History. . . .   Company

Item 18.  Services . . . . . . . . . . . . . . .   Not Applicable

Item 19.  Purchase of Securities Being Offered .   Not Applicable

Item 20.  Underwriters . . . . . . . . . . . . .   Distribution

Item 21.  Calculation of Performance Data. . . .   Performance Information

Item 22.  Annuity Payments . . . . . . . . . . .   Annuity Provisions

Item 23.  Financial Statements . . . . . . . . .   Financial Statements



                                    PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.


                               PART A - VERSION A



The Fixed
And Variable Annuity

issued by

COVA VARIABLE ANNUITY
ACCOUNT ONE

and

COVA FINANCIAL SERVICES
LIFE INSURANCE COMPANY


This prospectus describes the Fixed and Variable Annuity Contract offered by Cova Financial Services Life Insurance Company (Cova).

The annuity contract has 43 investment choices - a fixed account which offers an interest rate which is guaranteed by Cova, and 42 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios (except as noted). CURRENTLY, IF YOU ARE NOT PARTICIPATING IN AN ASSET ALLOCATION PROGRAM, YOU CAN ONLY INVEST IN 15 INVESTMENT PORTFOLIOS AT ANY ONE TIME.


AIM Variable Insurance Funds, Inc.:

     Managed by A I M Advisors, Inc.
         AIM V.I. Capital Appreciation Fund
         AIM V.I. International Equity Fund
         AIM V.I. Value Fund


Alliance Variable Products Series Fund, Inc.:

     Managed by Alliance Capital
     Management L.P.
         Premier Growth Portfolio
         Real Estate Investment Portfolio


Cova Series Trust:

     Managed by J.P. Morgan
     Investment Management Inc.
         International Equity Portfolio
         Large Cap Stock Portfolio
         Quality Bond Portfolio
         Select Equity Portfolio
         Small Cap Stock Portfolio

     Managed by Lord, Abbett & Co.
         Bond Debenture Portfolio
         Developing Growth Portfolio
         Large Cap Research Portfolio
         Lord Abbett Growth and Income Portfolio
         Mid-Cap Value Portfolio


General American Capital Company:

     Managed by Conning Asset
     Management Company
         Money Market Fund


Goldman Sachs Variable Insurance Trust:

     Managed by Goldman Sachs
     Asset Management
         Goldman Sachs Growth and Income Fund

     Managed by Goldman Sachs
     Asset Management International
         Goldman Sachs Global Income Fund
         Goldman Sachs International Equity Fund


Kemper Variable Series:

     Managed by Scudder Kemper
     Investments, Inc.
         Kemper Government Securities Portfolio
         Kemper Small Cap Growth Portfolio
         Kemper Small Cap Value Portfolio


Liberty Variable Investment Trust:

     Managed by Newport Fund
     Management Inc.
         Newport Tiger Fund, Variable Series


MFS Variable Insurance Trust:

     Managed by Massachusetts
     Financial Services Company
         MFS Emerging Growth Series
         MFS/Foreign & Colonial Emerging
            Markets Equity Series (not available)
         MFS Global Governments Series
            (formerly MFS World Governments)
         MFS Growth With Income Series
         MFS High Income Series
         MFS Research Series


Oppenheimer Variable Account Funds:

     Managed by OppenheimerFunds, Inc.
         Oppenheimer Bond Fund/VA
         Oppenheimer Capital Appreciation Fund/VA
            (formerly Oppenheimer Growth)
         Oppenheimer High Income Fund/VA
         Oppenheimer Main Street Growth & Income Fund/VA
            (formerly Oppenheimer Growth & Income)
         Oppenheimer Strategic Bond Fund/VA


Putnam Variable Trust:

     Managed by Putnam Investment
     Management, Inc.
         Putnam VT Growth and Income Fund Class IA Shares
         Putnam VT International Growth Fund Class IA Shares
         Putnam VT International New
           Opportunities Fund Class IA Shares
         Putnam VT New Value Fund Class IA Shares
         Putnam VT Vista Fund - Class IA Shares



Templeton Variable Products Series Fund:

     Managed by Franklin Mutual Advisers, LLC
         Mutual Shares Investments Fund, Class 1 Shares

     Managed by Templeton Asset
     Management Ltd.
         Templeton Developing Markets Fund, Class 1 Shares

     Managed by Templeton Investment
     Counsel, Inc.
         Templeton International Fund, Class 1 Shares

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Cova Fixed and Variable Annuity Contract.

To learn more about the Cova Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated November __, 1999. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus. For a free copy of the SAI, call us at (800)523-1661 or write us at: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

The Contracts:

o    are not bank deposits
o    are not federally insured
o    are not endorsed by any bank or government agency
o    are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

November __, 1999




TABLE OF CONTENTS                                         Page

  INDEX OF SPECIAL TERMS                                     3

  SUMMARY                                                    4

  Fee Table                                                  6

  Examples                                                  11

  1. THE ANNUITY CONTRACT                                   14

  2. ANNUITY PAYMENTS (THE INCOME PHASE)                    14
     Annuity Date                                           14
     Annuity Payments                                       14
     Annuity Options                                        14

  3. PURCHASE                                               15
     Purchase Payments                                      15
     Allocation of Purchase Payments                        15
     Free Look                                              15
     Accumulation Units                                     15

  4. INVESTMENT OPTIONS                                     16
     AIM Variable Insurance Funds, Inc.                     16
     Alliance Variable Products Series Fund, Inc.           16
     Cova Series Trust                                      16
     General American Capital Company                       16
     Goldman Sachs Variable Insurance Trust                 16
     Kemper Variable Series                                 16
     Liberty Variable Investment Trust                      16
     MFS Variable Insurance Trust                           17
     Oppenheimer Variable Account Funds                     17
     Putnam Variable Trust                                  17
     Templeton Variable Products Series Fund                17
     Transfers                                              17
     Dollar Cost Averaging Program                          18
     Automatic Rebalancing Program                          18
     Approved Asset Allocation Programs                     18
     Voting Rights                                          18
     Substitution                                           18

  5. EXPENSES                                               19
     Insurance Charges                                      19
     Contract Maintenance Charge                            19
     Withdrawal Charge                                      19
     Reduction or Elimination of the Withdrawal Charge      19
     Premium Taxes                                          20
     Transfer Fee                                           20
     Income Taxes                                           20
     Investment Portfolio Expenses                          20

  6. TAXES                                                  20
     Annuity Contracts in General                           20
     Qualified and Non-Qualified Contracts                  20
     Withdrawals - Non-Qualified Contracts                  21
     Withdrawals - Qualified Contracts                      21
     Withdrawals - Tax-Sheltered Annuities                  21
     Diversification                                        21


  7. ACCESS TO YOUR MONEY                                   21
     Systematic Withdrawal Program                          22
     Suspension of Payments or Transfers                    22

  8. PERFORMANCE                                            22

  9. DEATH BENEFIT                                          22
     Upon Your Death                                        22
     Death of Annuitant                                     23

10. OTHER INFORMATION                                       24
     Cova                                                   24
     Year 2000                                              24
     The Separate Account                                   24
     Distributor                                            24
     Ownership                                              24
     Beneficiary                                            24
     Assignment                                             24
     Financial Statements                                   24

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION                                      24

APPENDIX A
Condensed Financial Information                            A-1

APPENDIX B                                                 B-1

APPENDIX C
Performance Information                                    C-1

INDEX OF SPECIAL TERMS
We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable and need an explanation. We have identified the following as some of these words or terms. They are identified in the text in italic and the page that is indicated here is where we believe you will find the best explanation for the word or term.
                                                          Page

Accumulation Phase                                          14
Accumulation Unit                                           15
Annuitant                                                   14
Annuity Date                                                14
Annuity Options                                             14
Annuity Payments                                            14
Annuity Unit                                                15
Beneficiary                                                 24
Fixed Account                                               14
Income Phase                                                14
Investment Portfolios                                       16
Joint Owner                                                 24
Non-Qualified                                               20
Owner                                                       24
Purchase Payment                                            15
Qualified                                                   20
Tax Deferral                                                20


SUMMARY

The sections in this Summary correspond to sections in this prospectus which discuss the topics in more detail.


1. THE ANNUITY CONTRACT:

The fixed and variable annuity contract offered by Cova is a contract between you, the owner, and Cova, an insurance company. The contract provides a means for investing on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

This contract offers 42 investment portfolios. These portfolios are designed to offer a potentially better return than the fixed account. However, this is NOT guaranteed. You can also lose your money.

The fixed account offers an interest rate that is guaranteed by the insurance company, Cova. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by Cova.

You can put money in up to 15 of the investment portfolios and the fixed account. (If you are participating in an asset allocation program, this limit may not apply.) You can transfer between accounts up to 12 times a year without charge or tax implications.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.

The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.



2. ANNUITY PAYMENTS (THE INCOME PHASE):

If you want to receive regular income from your annuity, you can choose an annuity option. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.



3. HOW TO PURCHASE THE CONTRACT:

You can buy this contract with $5,000 or more under most circumstances. You can add $500 or more any time you like during the accumulation phase. Your registered representative can help you fill out the proper forms.



4. INVESTMENT OPTIONS:

You can put your money in the investment portfolios which are described herein and in the prospectuses for the funds. Currently, if you are not participating in an asset allocation program, you can only invest in 15 investment portfolios at any one time. The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of these portfolios.



5. EXPENSES:

The contract has insurance features and investment features, and there are costs related to each.

o Each year Cova deducts a $30 contract maintenance charge from your contract. During the accumulation phase, Cova currently waives this charge if the value of your contract is at least $50,000.

o    Cova also  deducts  for its  insurance  charges  which  total  1.40% of the
     average  daily  value  of  your  contract   allocated  to  the   investment
     portfolios.

o If you take your money out, Cova may assess a withdrawal charge which is equal to 5% of the purchase payment you withdraw. After Cova has had a purchase payment for 5 years, there is no charge by Cova for a withdrawal of that purchase payment.

o When you begin receiving regular income payments from your annuity, Cova will assess a state premium tax charge, if applicable, which ranges from 0%
     - 4% depending upon the state.

o The first 12 transfers in a year are free. After that, a transfer fee of $25 or 2% of the amount transferred (whichever is less) is assessed.

o There are also investment charges which currently range from .205% to 1.66% of the average daily value of the investment portfolio depending upon the investment portfolio.



6. TAXES:

Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.



7. ACCESS TO YOUR MONEY:

You can take money out at any time during the accumulation phase. After the first year, you can take up to 10% of your total purchase payments each year without charge from Cova. Withdrawals of purchase payments in excess of that may be charged a withdrawal charge, depending on how long your money has been in the contract. However, Cova will never assess a withdrawal charge on earnings you withdraw. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. Of course, you may also have to pay income tax and a tax penalty on any money you take out.



8. DEATH BENEFIT:

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.



9. OTHER INFORMATION:

Free Look. If you cancel the contract within 10 days after receiving it (or whatever period is required in your state), we will send your money back without assessing a withdrawal charge. You will receive whatever your contract is worth on the day we receive your request. This may be more or less than your original payment. If we're required by law to return your original payment, we reserve the right to put your money in the Money Market Fund during the free look period.

No Probate. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

Who should purchase the contract? The contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state income tax brackets. You should not buy this contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

Additional Features. This contract has additional features you might be interested in. These include:

o You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

o You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

o You can arrange to automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

o Under certain circumstances, Cova will give you your money without a withdrawal charge if you need it while you're in a nursing home. We call this feature the Nursing Home Waiver.

These features are not available in all states and may not be suitable for your particular situation.



10. INQUIRIES:

If you need more information, please contact us at:

Cova Life Sales Company
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181
800-523-1661


COVA VARIABLE ANNUITY ACCOUNT ONE FEE TABLE
The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the Separate Account as well as of the investment portfolios.

Owner Transaction Expenses
Withdrawal Charge (see Note 1 below)
     5% of purchase payment withdrawn

Transfer Fee (see Note 2 below)
     No charge for first 12 transfers in a contract year; thereafter, the fee is $25 per transfer or, if less, 2% of the amount transferred.

Contract Maintenance Charge (see Note 3 below)
     $30 per contract per year

Separate Account Annual Expenses
(as a percentage of average account value)
     Mortality and Expense Risk Premium                  1.25%
     Administrative Expense Charge                        .15%
                                                          ---
     TOTAL SEPARATE ACCOUNT
     ANNUAL EXPENSES                                     1.40%





Investment Portfolio Expenses
(as a percentage of the average daily net assets of an investment portfolio)
                                                                                                                  Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds, Inc.
Managed by A I M Advisors, Inc.
       A I M V.I. Capital Appreciation Fund                           .62%                    .05%                    .67%
       A I M V.I. International Equity Fund                           .75%                    .16%                    .91%
       A I M V.I. Value Fund                                          .61%                    .05%                    .66%
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                                                                               Other Expenses after        Total Annual Portfolio
                                                                              (expense reimbursement       Expenses (after expense
                                                            Management            for Real Estate          reimbursement for Real
                                                               Fees            Investment Portfolio)    Estate Investment Portfolio)
------------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.
Managed by Alliance Capital Management L.P.
       Premier Growth Portfolio*                              1.00%                     .06%                        1.06%
       Real Estate Investment Portfolio**                      .08%                     .87%                         .95%
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* The adviser to the Fund discontinued the expense reimbursement with respect to the Premier Growth Portfolio effective May 1, 1998.

** The expenses shown with respect to the Real Estate Investment Portfolio are net of voluntary reimbursements. Expenses have been capped at .95% annually and the adviser to the Fund intends to continue such reimbursements for the foreseeable future. The estimated expenses for the Real Estate Investment Portfolio, before reimbursement, are: .90% management fees and 1.41% for other expenses.


COVA VARIABLE ANNUITY ACCOUNT ONE FEE TABLE (continued)
                                                                                                                  Total Annual
                                                                                         Other Expenses        Portfolio Expenses
                                                                                         (after expense          (after expense
                                                                   Management          reimbursement for        reimbursement for
                                                                      Fees           certain Portfolios)(1)  certain Portfolios)(1)
------------------------------------------------------------------------------------------------------------------------------------

Cova Series Trust
Managed by J.P. Morgan Investment Management Inc.

       International Equity Portfolio                                 .80%                    .28%                   1.08%
       Large Cap Stock Portfolio                                      .65%                    .10%                    .75%
       Quality Bond Portfolio                                         .55%                    .10%                    .65%
       Select Equity Portfolio                                        .68%                    .18%                    .86%
       Small Cap Stock Portfolio                                      .85%                    .27%                   1.12%

Managed by Lord, Abbett &Co.
       Bond Debenture Portfolio                                       .75%                    .10%                    .85%
       Developing Growth Portfolio                                    .90%                    .30%                   1.20%
       Large Cap Research Portfolio                                  1.00%                    .30%                   1.30%
       Lord Abbett Growth and Income Portfolio(2)                     .65%                    .07%                    .72%
       Mid-Cap Value Portfolio                                       1.00%                    .30%                   1.30%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Since May 1, 1996, Cova has been reimbursing the investment portfolios of Cova Series Trust for all operating expenses (exclusive of the management fees) in excess of approximately .10%. This reimbursement arrangement for the Select Equity, Small Cap Stock and International Equity Portfolios was discontinued effective May 1, 1999. Therefore, the amounts shown above under "Other Expenses" have been restated to reflect the actual expenses for these Portfolios for the year ended December 31, 1998. Effective May 1, 1999, Cova reimburses the Mid-Cap Value, Large Cap Research and Developing Growth Portfolios for all operating expenses (exclusive of the management fees) in excess of approximately .30%, (instead of .10% as had been the case prior to May 1, 1999). This change is reflected above under "Other Expenses" for these three Portfolios. Absent the expense reimbursement, the percentages shown for total annual portfolio expenses for the year ended December 31, 1998 would have been .86% for the Quality Bond Portfolio, .94% for the Large Cap Stock Portfolio, .93% for the Bond Debenture Portfolio, 1.68% for the Mid-Cap Value Portfolio, 1.95% for the Large Cap Research Portfolio and 1.70% for the Developing Growth Portfolio.

(2) Estimated. The Portfolio commenced investment operations on January 8, 1999.


                                                                                                                  Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
Managed by Conning Asset Management Company
       Money Market Fund                                              .125%                   .08%                    .205%
-----------------------------------------------------------------------------------------------------------------------------------

-

COVA VARIABLE ANNUITY ACCOUNT ONE FEE TABLE (continued)
                                                                                                                  Total Annual
                                                                                         Other Expenses        Portfolio Expenses
                                                                   Management            (after expense          (after expense
                                                                      Fees               reimbursement)*         reimbursement)*
-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust
Managed by Goldman Sachs Asset Management
       Goldman Sachs Growth and Income Fund                           .75%                    .15%                    .90%

Managed by Goldman Sachs Asset Management International
       Goldman Sachs Global Income Fund                               .90%                    .15%                   1.05%
       Goldman Sachs International Equity Fund                       1.00%                    .25%                   1.25%
-----------------------------------------------------------------------------------------------------------------------------------

* The investment advisers to the Goldman Sachs Growth and Income, International Equity and Global Income Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.15%, 0.25% and 0.15% per annum of such Funds' average daily net assets, respectively. The expenses shown include this reimbursement. If not included, the "Other Expenses" and "Total Annual Portfolio Expenses" for the Goldman Sachs Growth and Income, International Equity and Global Income Funds would be 1.94% and 2.69%, 1.97% and 2.97% and 2.40% and 3.30%, respectively. The reductions or limitations may be discontinued or modified by the investment advisers in their discretion at any time.


                                                                                                                  Total Annual
                                                                                    Other Expenses             Portfolio Expenses
                                                                                    (after expense               (after expense
                                                               Management          reimbursement for            reimbursement for
                                                                  Fees        Small Cap Value Portfolio)  Small Cap Value Portfolio)
------------------------------------------------------------------------------------------------------------------------------------

Kemper Variable Series
Managed by Scudder Kemper Investments, Inc.
       Kemper Government Securities Portfolio                     .55%                   .11%                         .66%
       Kemper Small Cap Growth Portfolio                          .65%                   .05%                         .70%
       Kemper Small Cap Value Portfolio                           .75%                   .05%*                        .80%
------------------------------------------------------------------------------------------------------------------------------------

* Pursuant to its agreement with Kemper Variable Series, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 1999, to limit their respective fees and to reimburse other operating expenses, in a manner communicated to the Board of the Fund, to the extent necessary to limit total operating expenses of the Kemper Small Cap Value Portfolio to .84%. The amounts set forth in the table above reflect actual expenses for the past fiscal year, which were lower than these expense limits.


COVA VARIABLE ANNUITY ACCOUNT ONE FEE TABLE (continued)
                                                                                                                  Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
------------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
Managed by Newport Fund Management Inc.
       Newport Tiger Fund, Variable Series                            .90%                    .40%                   1.30%
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                                  Total Annual
                                                                                         Other Expenses        Portfolio Expenses
                                                                                         (after expense          (after expense
                                                                   Management             reimbursement           reimbursement
                                                                      Fees             for certain Series)     for certain Series)
------------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (1)
Managed by Massachusetts Financial Services Company
       MFS Emerging Growth Series                                     .75%                    .10%                    .85%
       MFS/Foreign & Colonial Emerging
        Markets Equity Series (2)                                    1.25%                    .25%                   1.50%
       MFS Global Governments Series (2)                              .75%                    .26%                   1.01%
       MFS Growth With Income Series                                  .75%                    .13%                    .88%
       MFS High Income Series                                         .75%                    .28%                   1.03%
       MFS Research Series                                            .75%                    .11%                    .86%
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(1) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.

(2) MFS has agreed to bear expenses for the Global Governments Series and the MFS/Foreign & Colonial Emerging Markets Equity Series, subject to reimbursement by these series, such that each series' "Other Expenses" shall not exceed 0.25% of the average daily net assets of the series during the current fiscal year. Absent the expense reimbursement, the Total Annual Portfolio Expenses for the year ended December 31, 1998, would have been 1.11% for the MFS Global Governments Series and 3.26% for the MFS/Foreign & Colonial Emerging Markets Equity Series. The payments made by MFS on behalf of each series under this arrangement are subject to reimbursement by the series to MFS, which will be accomplished by the payment of an expense reimbursement fee by the series to MFS computed and paid monthly at a percentage of the series' average daily net assets for its then current fiscal year, with a limitation that immediately after such payment, the series' "Other Expenses" will not exceed the percentage set forth above for that series. The obligation of MFS to bear a series' "Other Expenses" pursuant to this arrangement, and the series' obligation to pay the reimbursement fee to MFS, terminates on the earlier of the date on which payments made by the series equal the prior payment of such reimbursable expenses by MFS or December 31, 2004. MFS may, in its discretion, terminate this arrangement at an earlier date provided that the arrangement will continue for each series until at least May 1, 2000, unless terminated with the consent of the board of trustees which oversees the series.

COVA VARIABLE ANNUITY ACCOUNT ONE FEE TABLE (continued)
                                                                                                                  Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
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Oppenheimer Variable Account Funds
Managed by OppenheimerFunds, Inc.
       Oppenheimer Bond Fund/VA                                       .72%                    .02%                    .74%
       Oppenheimer Capital Appreciation Fund/VA                       .72%                    .03%                    .75%
       Oppenheimer High Income Fund/VA                                .74%                    .04%                    .78%
       Oppenheimer Main Street Growth & Income Fund/VA                .74%                    .05%                    .79%
       Oppenheimer Strategic Bond Fund/VA                             .74%                    .06%                    .80%
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                                                                                                                  Total Annual
                                                                                         Other Expenses        Portfolio Expenses
                                                                                         (after expense          (after expense
                                                                   Management           reimbursement for       reimbursement for
                                                                      Fees               one Portfolio)          one Portfolio)
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Putnam Variable Trust
Managed by Putnam Investment Management, Inc.
       Putnam VT Growth and Income Fund - Class IA Shares                  .46%                    .04%                    .50%
       Putnam VT International Growth Fund - Class IA Shares               .80%                    .27%                   1.07%
       Putnam VT International New Opportunities Fund - Class IA Shares*  1.18%                    .42%                   1.60%
       Putnam VT New Value Fund - Class IA Shares                          .70%                    .11%                    .81%
       Putnam VT Vista Fund - Class IA Shares                              .65%                    .12%                    .77%
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* The Management Fees and Total Annual Portfolio Expenses reflect an expense limitation. In the absence of the expense limitation, the Management Fees and Total Annual Portfolio Expenses would have been 1.20% and 1.62%, respectively.


                                                                                                                  Total Annual
                                                                                         Other Expenses        Portfolio Expenses
                                                                                         (after expense          (after expense
                                                                   Management           reimbursement for       reimbursement for
                                                                      Fees               one Portfolio)          one Portfolio)
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Templeton Variable Products Series Fund

Managed by Franklin Mutual Advisers, LLC
  Mutual Shares Investments Fund,
         Class 1 Shares *                                             .00%                   1.00%                    1.00%

Managed by Templeton Asset Management Ltd.
       Templeton Developing Markets Fund,
         Class 1 Shares                                              1.25%                    .41%                    1.66%

Managed by Templeton Investment Counsel, Inc.
       Templeton International Fund,
         Class 1 Shares                                               .69%                    .17%                     .86%
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* Figures reflect expenses from the Fund's inception on May 1, 1998 which have been annualized for the Management Fees and estimated for Other Expenses. The investment manager agreed in advance to limit management fees and make certain payments to reduce Fund expenses as necessary so that Total Annual Portfolio Expenses did not exceed 1.00% of the Fund's Class 1 net assets in 1998. The investment manager has agreed to continue this arrangement through 1999. Management Fees, Other Expenses and Total Annual Portfolio Expenses in 1998 before any waivers were as follows: 0.60%, 2.27% and 2.87% for the Mutual Shares Investments Fund.

Examples

The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.
For purposes of the examples, the assumed average contract size is $30,000.

You would pay the following expenses on a $1,000 investment, assuming a

5% annual return on assets:             (a)   if you surrender the contract at the end of each time period;
                                        (b)   if you do not surrender the contract or if you apply the contract value to an annuity option.

                                                                                            Time Periods

                                                                  1 year            3 years           5 years           10 years
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AIM Variable Insurance Funds, Inc.
Managed by A I M Advisors, Inc.
       AIM V.I. Capital Appreciation                               (a)  $71.99      (a) $112.73       (a)  $160.90      (a) $247.97
                                                                   (b)  $21.99      (b) $ 67.73       (b)  $115.90      (b) $247.97
       AIM V.I. International Equity                               (a)  $74.40      (a) $119.97       (a)  $173.00      (a) $272.25
                                                                   (b)  $24.40      (b) $ 74.97       (b)  $128.00      (b) $272.25
       AIM V.I. Value                                              (a)  $71.89      (a) $112.42       (a)  $160.39      (a) $246.95
                                                                   (b)  $21.89      (b) $ 67.42       (b)  $115.39      (b) $246.95
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Alliance Variable Products Series Fund, Inc.
Managed by Alliance Capital Management L.P.
       Premier Growth                                              (a)   $75.90     (a) $124.47       (a)  $180.49      (a) $287.10
                                                                   (b)   $25.90     (b) $ 79.47       (b)  $135.49      (b) $287.10
       Real Estate Investment                                      (a)  $74.80      (a) $121.17       (a)  $175.00      (a) $276.23
                                                                   (b)  $24.80      (b) $ 76.17       (b)  $130.00      (b) $276.23
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Cova Series Trust
Managed by J.P. Morgan Investment Management Inc.
       International Equity                                        (a)  $76.10      (a) $125.06       (a)  $181.48      (a) $289.07
                                                                   (b)  $26.10      (b) $ 80.06       (b)  $136.48      (b) $289.07
       Large Cap Stock                                             (a)  $72.80      (a) $115.15       (a)  $164.95      (a) $256.13
                                                                   (b)  $22.80      (b) $ 70.15       (b)  $119.95      (b) $256.13
       Quality Bond                                                (a)  $71.79      (a) $112.12       (a)  $159.89      (a) $245.92
                                                                   (b)  $21.79      (b) $ 67.12       (b)  $114.89      (b) $245.92
       Select Equity                                               (a)  $73.90      (a) $118.46       (a)  $170.49      (a) $267.24
                                                                   (b)  $23.90      (b) $ 73.46       (b)  $125.49      (b) $267.24
       Small Cap Stock                                             (a)  $76.50      (a) $126.26       (a)  $183.47      (a) $292.98
                                                                   (b)  $26.50      (b) $ 81.26       (b)  $138.47      (b) $292.98
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Managed by Lord, Abbett & Co.
       Bond Debenture                                              (a)  $73.80      (a) $118.16       (a)  $169.99      (a) $266.24
                                                                   (b)  $23.80      (b) $ 73.16       (b)  $124.99      (b) $266.24
       Developing Growth                                           (a)  $77.30      (a) $128.65       (a)  $187.42      (a) $300.75
                                                                   (b)  $27.30      (b) $ 83.65       (b)  $142.42      (b) $300.75
       Large Cap Research                                          (a)  $78.30      (a) $131.62       (a)  $192.35      (a) $310.37
                                                                   (b)  $28.30      (b) $ 86.62       (b)  $147.35      (b) $310.37
       Lord Abbett Growth and Income                               (a)  $72.49      (a) $114.24       (a)  $163.43      (a) $253.08
                                                                   (b)  $22.49      (b) $ 69.24       (b)  $118.43      (b) $253.08
       Mid-Cap Value                                               (a)  $78.30      (a) $131.62       (a)  $192.35      (a) $310.37
                                                                   (b)  $28.30      (b) $ 86.62       (b)  $147.35      (b) $310.37
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Examples (continued)
                                                                                            Time Periods
                                                                  1 year            3 years           5 years           10 years
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General American Capital Company
Managed by Conning Asset Management Company
       Money Market                                                (a)  $67.31      (a)  $ 98.54     (a)  $137.02       (a) $199.08
                                                                   (b)  $17.31      (b)  $ 53.54     (b) $  92.02       (b) $199.08
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Goldman Sachs Variable Insurance Trust
Managed by Goldman Sachs Asset Management
       Goldman Sachs Growth and Income Fund                        (a)  $74.30      (a)  $119.67      (a)  $172.50      (a) $271.25
                                                                   (b)  $24.30      (b)  $ 74.67      (b)  $127.50      (b) $271.25

Managed by Goldman Sachs Asset Management International

       Goldman Sachs Global Income Fund                            (a)  $75.80      (a)  $124.17      (a)  $179.99      (a) $286.12
                                                                   (b)  $25.80      (b)  $ 79.17      (b)  $134.99      (b) $286.12
       Goldman Sachs International Equity Fund                     (a)  $77.80      (a)  $130.14      (a)  $189.89      (a) $305.57
                                                                   (b)  $27.80      (b)  $ 85.14      (b)  $144.89      (b) $305.57
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Kemper Variable Series
Managed by Scudder Kemper Investments, Inc.

       Kemper Government Securities                                (a)  $71.89      (a)  $112.42      (a)  $160.39      (a) $246.95
                                                                   (b)  $21.89      (b)  $ 67.42      (b)  $115.39      (b) $246.95
       Kemper Small Cap Growth                                     (a)  $72.29      (a)  $113.63      (a)  $162.42      (a) $251.04
                                                                   (b)  $22.29      (b)  $ 68.63      (b)  $117.42      (b) $251.04
       Kemper Small Cap Value                                      (a)  $73.70      (a)  $117.86      (a)  $169.49      (a) $265.23
                                                                   (b)  $23.70      (b)  $ 72.86      (b)  $124.49      (b) $265.23
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Liberty Variable Investment Trust
Managed by Newport Fund Management Inc.
       Newport Tiger Fund, Variable Series                         (a)  $78.30      (a)  $131.62      (a)  $192.35      (a) $310.37
                                                                   (b)  $28.30      (b)  $ 86.62      (b)  $147.35      (b) $310.37
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MFS Variable Insurance Trust
Managed by Massachusetts Financial Services Company

       MFS Emerging Growth                                         (a)  $73.80      (a)  $118.16      (a)  $169.99      (a) $266.24
                                                                   (b)  $23.80      (b)  $ 73.16      (b)  $124.99      (b) $266.24
       MFS/Foreign & Colonial Emerging
         Markets Equity Series                                     (a)  $80.29      (a)  $137.54      (a)  $202.11      (a) $329.29
                                                                   (b)  $30.29      (b)  $ 92.54      (b)  $157.11      (b) $329.29
       MFS Global Governments                                      (a)  $75.40      (a)  $122.97      (a)  $178.00      (a) $282.18
                                                                   (b)  $25.40      (b)  $ 77.97      (b)  $133.00      (b) $282.18
       MFS Growth With Income                                      (a)  $74.10      (a)  $119.07      (a)  $171.50      (a) $269.25
                                                                   (b)  $24.10      (b)  $ 74.07      (b)  $126.50      (b) $269.25
       MFS High Income                                             (a)  $75.60      (a)  $123.57      (a)  $179.00      (a) $284.15
                                                                   (b)  $25.60      (b)  $ 78.57      (b)  $134.00      (b) $284.15
       MFS Research                                                (a)  $73.90      (a)  $118.46      (a)  $170.49      (b) $267.24
                                                                   (b)  $23.90      (b)  $ 73.46      (b)  $125.49      (b) $267.24
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Examples (continued)
                                                                                            Time Periods
                                                                  1 year            3 years           5 years           10 years
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Oppenheimer Variable Account Funds
Managed by OppenheimerFunds, Inc.

       Oppenheimer Bond Fund/VA                                    (a)  $72.69      (a)  $114.84      (a)  $164.45      (a) $255.12
                                                                   (b)  $22.69      (b)  $ 69.84      (b)  $119.45      (b) $255.12
       Oppenheimer Capital Appreciation Fund/VA                    (a)  $72.80      (a)  $115.15      (a)  $164.95      (a) $256.13
                                                                   (b)  $22.80      (b)  $ 70.15      (b)  $119.95      (b) $256.13
       Oppenheimer High Income Fund/VA                             (a)  $73.10      (a)  $116.05      (a)  $166.47      (a) $259.18
                                                                   (b)  $23.10      (b)  $ 71.05      (b)  $121.47      (b) $259.18
       Oppenheimer Main Street Growth & Income Fund/VA             (a)  $73.20      (a)  $116.35      (a)  $166.97      (a) $260.19
                                                                   (b)  $23.20      (b)  $ 71.35      (b)  $121.97      (b) $260.19
       Oppenheimer Strategic Bond Fund/VA                          (a)  $73.30      (a)  $116.65      (a)  $167.47      (a) $261.20
                                                                   (b)  $23.30      (b)  $ 71.65      (b)  $122.47      (b) $261.20
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Putnam Variable Trust
Managed by Putnam Investment Management, Inc.
       Putnam VT Growth and Income - Class IA Shares               (a)  $70.29      (a)  $107.56      (a)  $152.24      (a) $230.39
                                                                   (b)  $20.29      (b)  $ 62.56      (b)  $107.24      (b) $230.39
       Putnam VT International Growth - Class IA Shares            (a)  $76.00      (a)  $124.77      (a)  $180.99      (a) $288.08
                                                                   (b)  $26.00      (b)  $ 79.77      (b)  $135.99      (b) $288.08
       Putnam VT International New Opportunities - Class IA Shares (a)  $81.28      (a)  $140.49      (a)  $206.96      (a) $338.60
                                                                   (b)  $31.28      (b)  $ 95.49      (b)  $161.96      (b) $338.60
       Putnam VT New Value - Class IA Shares                       (a)  $73.40      (a)  $116.96      (a)  $167.98      (a) $262.21
                                                                   (b)  $23.40      (b)  $ 71.96      (b)  $122.98      (b) $262.21
       Putnam VT Vista - Class IA Shares                           (a)  $73.00      (a)  $115.75      (a)  $165.96      (a) $258.16
                                                                   (b)  $23.00      (b)  $ 70.75      (b)  $120.96      (b) $258.16
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Templeton  Variable  Products  Series Fund,  Class 1 Shares
Managed by Franklin Mutual Advisers, LLC
       Mutual Shares Investments                                   (a)  $75.30      (a)  $122.67      (a)  $177.50      (a) $281.19
                                                                   (b)  $25.30      (b)  $ 77.67      (b)  $132.50      (b) $281.19

Managed by Templeton Asset Management Ltd.
       Templeton Developing Markets                                (a)  $81.88      (a)  $142.26      (a)  $209.86      (a) $344.13
                                                                   (b)  $31.88      (b)  $ 97.26      (b)  $164.86      (b) $344.13

Managed by Templeton Investment Counsel, Inc.
       Templeton International                                     (a)  $73.90      (a)  $118.46      (a)  $170.49      (a) $267.24
                                                                   (b)  $23.90      (b)  $ 73.46      (b)  $125.49      (b) $267.24
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Explanation of Fee Table

1. The withdrawal charge is 5% of the purchase payments you withdraw. After Cova has had a purchase payment for 5 years, there is no charge by Cova for a withdrawal of that purchase payment. You may also have to pay income tax and a tax penalty on any money you take out. After the first year, you can take up to 10% of your total purchase payments each year without a charge from Cova.

2. Cova will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is for the Dollar Cost Averaging, Automatic Rebalancing or Approved Asset Allocation Programs.

3.   During  the  accumulation   phase,   Cova  will  not  charge  the  contract
     maintenance charge if the value of your contract is $50,000 or more, although, if you make a complete withdrawal, Cova will charge the contract maintenance charge.

4. Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

     There is an accumulation unit value history (Condensed Financial Information)contained in Appendix A.

1.   THE ANNUITY CONTRACT

This Prospectus  describes the Fixed and Variable  Annuity  Contract  offered by
Cova.

An annuity is a contract between you, the owner, and an insurance company (in this case Cova), where the insurance company promises to pay an income to you, in the form of annuity payments, beginning on a designated date that is at least 30 days in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase.

The contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by Cova. Cova guarantees that the interest rate credited to the fixed account will not be less than 3% per year. If you select the fixed account, your money will be placed with the other general assets of Cova. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying Cova in writing. You and your spouse can be named joint owners. We have described more information on this under "Other Information."

2.   ANNUITY PAYMENTS (THE INCOME PHASE)

Annuity Date

Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month.

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one month after you buy the contract.


Annuity Payments

You will receive annuity payments during the income phase. In general, annuity payments must begin by the annuitant's 85th birthday or 10 years from the date the contract was issued, whichever is later (this requirement may differ slightly for special programs). The annuitant is the person whose life we look to when we make annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

o    fixed account,
o    the investment portfolio(s), or
o    a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the 3% assumed investment rate used in the annuity table for the contract, and

3)   the performance of the investment portfolios you selected.

If the actual performance exceeds the 3% assumed investment rate, your annuity payments will increase. Similarly, if the actual investment rate is less than 3%, your annuity payments will decrease.

Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment ($2,000 if the contract is issued in Massachusetts or Texas). In that case, Cova may provide your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $100 a month ($20 in Texas), Cova has the right to change the frequency of payments so that your annuity payments are at least $100 ($20 in Texas).


Annuity Options

You can choose among income plans. We call those annuity options. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

You can choose one of the following annuity options or any other annuity option acceptable to Cova. After annuity payments begin, you cannot change the annuity option.

Option 1. Life Annuity. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments.

Option 2. Life Annuity With 5, 10 or 20 Years Guaranteed. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

Option 3. Joint and Last Survivor Annuity. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 66-2/3 % or 50% of the amount that we would have paid if both were alive.



3.   PURCHASE

Purchase Payments

A purchase payment is the money you give us to invest in the contract. The minimum we will accept is $5,000 when the contract is purchased as a non-qualified contract. If you are purchasing the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000. The maximum we accept is $1 million without our prior approval. You can make additional purchase payments of $500 or more to either type of contract.


Allocation of Purchase Payments

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or one or more of the investment portfolios you have selected. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.


Free Look

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). When you cancel the contract within this time period, Cova will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. In certain states, or if you have purchased the contract as an IRA, we may be required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state). If that is the case, we reserve the right to put your purchase payment in the Money Market Fund for 15 days before we allocate your first purchase payment to the investment portfolio(s) you have selected. (In some states, the period may be longer.) In such case, we will refund the greater of purchase payments (less withdrawals) or contract value. Currently, Cova directly allocates your purchase payment to the investment portfolios and/or fixed account you select.


Accumulation Units

The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every day we determine the value of an accumulation unit for each of the investment portfolios. We do this by:

1. determining the total amount of money invested in the particular investment portfolio;

2. subtracting from that amount any insurance charges and any other charges such as taxes we have deducted; and

3.   dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

Example:

   On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Quality Bond Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Quality Bond Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Quality Bond Portfolio.



4.   INVESTMENT OPTIONS

The contract offers 42 investment portfolios which are listed below. Currently, if you are not participating in an asset allocation program, you can only invest in 15 investment portfolios at any one time. Additional investment portfolios may be available in the future.

You should read the prospectuses for these funds carefully before investing. Copies of these prospectuses are attached to this prospectus. Certain portfolios contained in the fund prospectuses may not be available with your contract. (See Appendix B which contains a summary of investment objectives for each investment portfolio).


AIM VARIABLE INSURANCE FUNDS, INC.

AIM Variable Insurance Funds, Inc. is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio.
The following portfolios are available under the contract:

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Equity Fund
   AIM V.I. Value Fund


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   Premier Growth Portfolio
   Real Estate Investment Portfolio

COVA SERIES TRUST

Cova Series Trust is managed by Cova Investment Advisory Corporation (Cova Advisory), which is an affiliate of Cova. Cova Series Trust is a mutual fund with multiple portfolios. Cova Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. The following portfolios are available under the contract:

J.P. Morgan Investment Management Inc. is the sub-adviser to the following portfolios:

   International Equity Portfolio
   Large Cap Stock Portfolio
   Quality Bond Portfolio
   Select Equity Portfolio
   Small Cap Stock Portfolio

Lord, Abbett & Co. is the sub-adviser to the following portfolios:

   Bond Debenture Portfolio
   Developing Growth Portfolio
   Large Cap Research Portfolio
   Lord Abbett Growth and Income Portfolio
   Mid-Cap Value Portfolio

GENERAL AMERICAN CAPITAL COMPANY

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

   Money Market Fund


GOLDMAN SACHS VARIABLE INSURANCE TRUST

Goldman Sachs Variable Insurance Trust is a mutual fund with multiple portfolios. Goldman Sachs Asset Management is the investment adviser for the Goldman Sachs Growth and Income Fund and Goldman Sachs Asset Management International is the investment adviser for the Goldman Sachs International Equity Fund and the Goldman Sachs Global Income Fund. The following portfolios are available under the contract:

   Goldman Sachs Global Income Fund
   Goldman Sachs Growth and Income Fund
   Goldman Sachs International Equity Fund


KEMPER VARIABLE SERIES

Kemper Variable Series is a mutual fund with multiple portfolios. Scudder Kemper Investments, Inc. is the investment adviser for the Kemper Government Securities Portfolio, the Kemper Small Cap Growth Portfolio and the Kemper Small Cap Value Portfolio. The following portfolios are available under the contract:

   Kemper Government Securities Portfolio
   Kemper Small Cap Growth Portfolio
   Kemper Small Cap Value Portfolio

LIBERTY VARIABLE INVESTMENT TRUST

Liberty Variable Investment Trust is a mutual fund with multiple portfolios. Liberty Advisory Services Corp. (LASC) is the investment manager to the Trust. LASC has engaged Newport Fund Management, Inc. as sub-adviser to provide investment advice for the Newport Tiger Fund, Variable Series. The following portfolio is available under the contract:

   Newport Tiger Fund, Variable Series
   (a portfolio investing in equity securities of companies located in certain countries of Asia).

MFS VARIABLE INSURANCE TRUST

MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

   MFS Emerging Growth Series
   MFS/Foreign & Colonial Emerging Markets
      Equity Series (not available)

   MFS Global Governments Series
     (formerly MFS World Governments Series)
   MFS Growth With Income Series
   MFS High Income Series
   MFS Research Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   Oppenheimer Bond Fund/VA
   Oppenheimer Capital Appreciation Fund/VA
     (formerly Oppenheimer Growth Fund)
   Oppenheimer High Income Fund/VA
   Oppenheimer Main Street Growth & Income Fund/VA
     (formerly Oppenheimer Growth & Income Fund)
   Oppenheimer Strategic Bond Fund/VA


PUTNAM VARIABLE TRUST

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   Putnam VT Growth and Income  Fund - Class IA Shares
   Putnam VT  International Growth Fund - Class IA Shares
   Putnam VT International New Opportunities Fund - Class IA Shares Putnam VT New Value Fund - Class IA Shares
   Putnam VT Vista Fund (a stock portfolio) - Class IA Shares


TEMPLETON VARIABLE PRODUCTS SERIES FUND

Templeton Variable Products Series Fund is a mutual fund with multiple portfolios. Each portfolio has two classes of shares: Class 1 and Class 2. The portfolios available in connection with your contract are Class 1 shares. Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Fund, Templeton Investment Counsel, Inc. is the investment adviser for the Templeton International Fund and Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Investments Fund. The following portfolios are available under the contract:

   Mutual Shares Investments Fund, Class 1 Shares
   Templeton Developing Markets Fund, Class 1 Shares
   Templeton International Fund, Class 1 Shares


Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Cova. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

Cova may enter into certain  arrangements  under which it is  reimbursed  by the
investment   portfolios'  advisers,   distributors  and/or  affiliates  for  the
administrative services which it provides to the portfolios.

Transfers

You can transfer money among the fixed account and the investment portfolios.

Cova has reserved the right during the year to terminate or modify the transfer provisions described below.

Telephone Transfers. You and/or your registered representative on your behalf, can make transfers by telephone. Telephone transfers will be automatically permitted unless you tell us otherwise. If you own the contract with a joint owner, unless Cova is instructed otherwise, Cova will accept instructions from either you or the other owner. Cova will use reasonable procedures to confirm that instructions given us by telephone are genuine. If Cova fails to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Cova tape records all telephone instructions.

Transfers during the Accumulation Phase. You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The following apply to any transfer during the accumulation phase:

1. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

2.   Your request for transfer must clearly state how much the transfer is for.

3.   You cannot make any transfers within 7 calendar days of the annuity date.

Transfers during the Income Phase. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.

Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the Money Market Fund or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

Cova reserves the right to modify, terminate or suspend the Dollar Cost Averaging Program.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the Money Market Fund or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program.

There is no additional charge for participating in the Dollar Cost Averaging Program. If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. Cova may, from time to time, offer other dollar cost averaging programs which may have terms different from those described above.


Automatic Rebalancing Program

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st day after the end of the period you selected.

The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

Example:
   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Quality Bond Portfolio and 60% to be in the Select Equity Portfolio. Over the next 2-1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Cova will sell some of your units in the Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the Select Equity Portfolio to increase those holdings to 60%.


Approved Asset Allocation Programs

Cova recognizes the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment options available under the contracts. Certain providers of these types of services have agreed to provide such services to owners in accordance with Cova's administrative rules regarding such programs.

Cova has made no independent investigation of these programs. Cova has only established that these programs are compatible with our administrative systems and rules. Approved asset allocation programs are only available during the accumulation phase. Currently, Cova does not charge for participating in an approved asset allocation program.

Even though Cova permits the use of approved asset allocation programs, the contract was not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the investment portfolios, and when Cova becomes aware of such disruptive practices, we may modify the transfer provisions of the contract.

If you participate in an Approved Asset Allocation Program, the transfers made under the program are not taken into account in determining any transfer fee.


Voting Rights

Cova is the legal owner of the investment portfolio shares. However, Cova believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Cova owns on its own behalf. Should Cova determine that it is no longer required to comply with the above, we will vote the shares in our own right.

Substitution

Cova may be required to substitute one of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this.

5.   EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:


Insurance Charges

Each day, Cova makes a deduction for its insurance charges. Cova does this as part of its calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts:

1)   the mortality and expense risk premium, and
2)   the administrative expense charge.

Mortality and Expense Risk Premium. This charge is equal, on an annual basis, to 1.25% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge is for all the insurance benefits e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then Cova will bear the loss. Cova does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. Cova may use any profits it makes from this charge to pay for the costs of distributing the contract.

Administrative Expense Charge. This charge is equal, on an annual basis, to .15% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge, together with the contract maintenance charge (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. Cova does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, Cova will bear the loss.

Contract Maintenance Charge

During the accumulation phase, every year on the anniversary of the date when your contract was issued, Cova deducts $30 from your contract as a contract maintenance charge. (In South Carolina, the charge is the lesser of $30 or 2% of the value of the contract.) This charge is for administrative expenses (see above). This charge cannot be increased.

Cova will not deduct this charge during the accumulation phase if, when the deduction is to be made, the value of your contract is $50,000 or more. Cova may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. A pro rata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.

Withdrawal Charge

During the accumulation phase, you can make withdrawals from your contract. Cova keeps track of each purchase payment. Once a year after the first year (and once a year during the first year for purposes of payment of charitable remainder trust administration fees), you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal the value of your contract is $5,000 or more. Withdrawals for purposes of payment of charitable remainder trust administration fees are included in the 10% free withdrawal amount. Otherwise, the charge is 5% of each purchase payment you take out unless the purchase payment was made more than 5 years ago. After Cova has had a purchase payment for 5 years, there is no charge when you withdraw that purchase payment. Cova does not assess a withdrawal charge on earnings withdrawn from the contract. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. The withdrawal order for calculating the withdrawal charge is shown below.

o    10% of purchase payments free.

o Remaining purchase payments that are over 5 years old and not subject to a withdrawal charge.

o    Earnings in the contract free.

o Remaining purchase payments that are less than 5 years old and are subject to a withdrawal charge.

For purposes of calculating the withdrawal charge, slightly different rules may apply to Section 1035 exchanges.

When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.

Cova does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

NOTE: For tax purposes, earnings are considered to come out first.

Reduction or Elimination of the Withdrawal Charge

General

Cova will reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with Cova. Cova will not deduct a withdrawal charge under a contract issued to an officer, director or employee of Cova or any of its affiliates.

Nursing Home Waiver

After you have owned the contract for one year, if you, or your joint owner, becomes confined to a nursing home or hospital for at least 90 consecutive days under a doctor's care and you need part or all of the money from your contract, Cova will not impose a withdrawal charge. You or your joint owner cannot have been so confined when you purchased your contract if you want to take advantage of this provision (confinement must begin after the first contract anniversary). This is called the Nursing Home Waiver. This provision is not available in all states.

Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. Cova is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is Cova's current practice to not charge anyone for these taxes until annuity payments begin. Cova may some time in the future discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 4%, depending on the state.

Transfer Fee

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred whichever is less.

If the transfer is part of the Dollar Cost Averaging Program, the Automatic Rebalancing Program or an Approved Asset Allocation Program, it will not count in determining the transfer fee.


Income Taxes

Cova will deduct from the contract for any income taxes which it incurs because of the contract. At the present time, we are not making any such deductions.

Investment Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the attached fund prospectuses.

6.   TAXES

NOTE: Cova has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Cova has included an additional discussion regarding taxes in the Statement of Additional Information.

Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

Qualified and Non-Qualified Contracts

If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans.

Withdrawals - Non-Qualified Contracts

If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)  paid on or after the taxpayer reaches age 59-1/2;

(2)  paid after you die;

(3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

(4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

(5)  paid under an immediate annuity; or

(6)  which come from purchase payments made prior to August 14, 1982.


Withdrawals - Qualified Contracts

The above information describing the taxation of non-qualified contracts does not apply to qualified contracts. There are special rules that govern with respect to qualified contracts. We have provided a more complete discussion in the Statement of Additional Information.


Withdrawals - Tax-Sheltered Annuities

The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement by owners from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

(1)  reaches age 59-1/2;
(2)  leaves his/her job;
(3)  dies;
(4)  becomes disabled (as that term is defined in the Code); or
(5)  in the case of hardship.

However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Cova believes that the investment portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Cova would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the shares of the investment portfolios.

Due to the uncertainty in this area, Cova reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

7.   ACCESS TO YOUR MONEY

You can have access to the money in your contract:

(1)  by making a withdrawal (either a partial or a complete withdrawal);

(2)  by electing to receive annuity payments; or

(3)  when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

When you make a complete withdrawal you will receive the withdrawal value of the contract. The withdrawal value of the contract is the value of the contract at the end of the business day when Cova receives a written request for a withdrawal:

o    less any applicable withdrawal charge,

o    less any premium tax, and

o    less any contract maintenance charge.

Unless you instruct Cova otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500. Cova requires that after a partial withdrawal is made you keep at least $500 in any selected investment portfolio. If the remaining withdrawal value would be less than $500 ($1,000 in New Jersey) after you make a partial withdrawal, the partial withdrawal amount will be the remaining withdrawal value.

There are limits to the amount you can withdraw from a qualified plan referred to as a 403(b) plan. For a more complete explanation see "Taxes" and the discussion in the Statement of Additional Information.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

Systematic Withdrawal Program

You may use the Systematic Withdrawal Program. This program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be made for these payments. Cova does not have any charge for this program, but reserves the right to charge in the future. If you use this program, you may not also make a single 10% free withdrawal. For a discussion of the withdrawal charge and the 10% free withdrawal, see "Expenses."

Income taxes, tax penalties and certain restrictions may apply to Systematic Withdrawals.

Suspension of Payments or Transfers

Cova may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3.   an  emergency  exists  as a  result  of which  disposal  of  shares  of the
     investment  portfolios  is  not  reasonably   practicable  or  Cova  cannot
     reasonably value the shares of the investment portfolios;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

Cova has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

8.   PERFORMANCE

Cova periodically advertises performance of the various investment portfolios. Cova will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the investment portfolio expenses. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charge, withdrawal charges and the investment portfolio expenses.

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account. In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

Cova may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

The Appendix contains performance information that you may find informative. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and results shown are not necessarily representative of future results.

9.   DEATH BENEFIT

Upon Your Death

If you die before annuity payments begin, Cova will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary.

Beginning May 1, 1999, at the time you buy the contract, you will receive Death Benefit Option A. If you purchased your contract before May 1, 1999, you received Death Benefit Option C. For these contracts (i.e., contracts purchased prior to May 1, 1999), effective beginning with your next contract anniversary on or after July 1, 1999, your death benefit will be automatically enhanced to Death Benefit Option B.

The death benefits are described below. The amount of death benefit depends on how old you or your joint owner is. If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.

DEATH BENEFIT OPTION A:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any contract anniversary while the owner, or a joint owner is living, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any prior contract anniversary on or before your or your joint owner's 80th birthday, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

DEATH BENEFIT OPTION B:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest of the values of your contract resulting from taking the contract value on any contract anniversary on or after July 1, 1999 while the owner, or a joint owner is living, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest of the values of your contract resulting from taking the contract value on any prior contract anniversary on or after July 1, 1999 and on or before your or your joint owner's 80th birthday, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

DEATH BENEFIT OPTION C:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest of the values resulting from taking the contract value on any five (5) year contract anniversary prior to the date of your death or the joint owner's death, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest of the values resulting from taking the contract value on any prior five (5) year contract anniversary on or before your or your joint owner's 80th birthday, plus any purchase payments you made after that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) made after that contract anniversary.

Check your contract and applicable endorsement for your death benefit.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

Payment under an annuity option may only be elected during the 60 day period beginning with the date Cova receives proof of death. If Cova does not receive an election during such time, it will make a single sum payment to the beneficiary at the end of the 60 day period.

Death of Annuitant

If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.


10.  OTHER INFORMATION


Cova

Cova Financial Services Life Insurance Company (Cova) was incorporated on August 17, 1981 as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased Cova which on that date changed its name to Cova Financial Services Life Insurance Company.

Cova is licensed to do business in the District of Columbia and all states except California, Maine, New Hampshire, New York and Vermont.

On August 26, 1999, it was announced that The Metropolitan Life Insurance Company would purchase General American Life Insurance Company, the parent company of Cova. Metropolitan Life is one of the country's oldest and most financially sound life insurance organizations.


Year 2000

Cova has developed and initiated plans to assure that its computer systems will function properly in the year 2000 and later years. These efforts have included receiving assurances from outside service providers that their computer systems will also function properly in this context. Included within these plans are the computer systems of the advisers and sub-advisers of the various investment portfolios underlying the Separate Account.

The total cost of implementing these plans is not expected to have a material effect on Cova's financial position or results of operations. Cova believes that it has taken all reasonable steps to address these potential problems. There can be no guarantee, however, that the steps taken will be adequate to avoid any adverse impact.


The Separate Account

Cova has established a separate account, Cova Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. The Board of

Directors of Cova adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts.

The assets of the Separate Account are held in Cova's name on behalf of the Separate Account and legally belong to Cova. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business Cova may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts Cova may issue.

Distributor

Cova Life Sales Company (Life Sales), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, acts as the distributor of the contracts. Life Sales is an affiliate of Cova.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions up to 5.63% of purchase payments but, under certain circumstances, may be paid up to 6.0% commission. Sometimes, Cova enters into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses, in addition to the standard commissions.

Ownership

Owner. You, as the owner of the contract, have all the interest and rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner (this may be a taxable event). The beneficiary becomes the owner when a death benefit is payable. When this occurs, some ownership rights may be limited.

Joint Owner. The contract can be owned by joint owners. Any joint owner must be the spouse of the other owner (except in Pennsylvania). Upon the death of either joint owner, the surviving spouse will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

Assignment

You can assign the contract at any time during your lifetime. Cova will not be bound by the assignment until it receives the written notice of the assignment. Cova will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

Financial Statements

The consolidated financial statements of Cova and the Separate Account have been included in the Statement of Additional Information.

Table of Contents of the
Statement of Additional Information
     Company
     Experts
     Legal Opinions
     Distribution
     Calculation of Performance Information
     Federal Tax Status
     Annuity Provisions
     Financial Statements

APPENDIX A
Condensed Financial Information

Accumulation Unit Value History

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial
Statements.  This  information  should be read in conjunction  with the Separate
Account's Financial Statements and related notes which are included in the Statement of Additional Information.



                                                           Period Ended         Year or Period    Year or Period   Year or Period
                                                           6/30/99              Ended 12/31/98    Ended 12/31/97   Ended 12/31/96
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AIM Variable Insurance Funds, Inc.
Managed by A I M Advisors, Inc.
AIM V.I. Capital Appreciation Sub-Account
     Beginning of Period                                    $11.77                  $10.00               *                *
     End of Period                                           12.80                   11.77
     Number of Accum. Units Outstanding                    460,824                  183,488
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AIM V.I. International Equity Sub-Account
     Beginning of Period                                    $11.39                  $10.00               *                *
     End of Period                                           11.81                   11.39
     Number of Accum. Units Outstanding                    292,086                  204,072
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AIM V.I. Value Sub-Account
     Beginning of Period                                    $13.06                  $10.00               *                *
     End of Period                                           14.84                   13.06
     Number of Accum. Units Outstanding                  1,270,910                  521,890
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Alliance Variable Products Series Fund, Inc.
Managed by Alliance Capital Management L.P.
Premier Growth Sub-Account
     Beginning of Period                                    $14.60                  $10.00               *                *
     End of Period                                           16.40                   14.60
     Number of Accum. Units Outstanding                  1,450,385                  667,854
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Real Estate Investment Sub-Account
     Beginning of Period                                    $ 7.99                  $10.00               *                *
     End of Period                                            8.41                    7.99
     Number of Accum. Units Outstanding                    396,067                  191,411
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Accumulation Unit Value History (continued)


                                                          Period Ended          Year or Period    Year or Period   Year or Period
                                                          6/30/99               Ended 12/31/98    Ended 12/31/97   Ended 12/31/96
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Cova Series Trust
Managed by Lord, Abbett & Co.

Bond Debenture Sub-Account
     Beginning of Period                                    $13.50                  $12.88            $11.29           $10.10
     End of Period                                           13.54                   13.50             12.88            11.29
     Number of Accum. Units Outstanding                 11,212,098                 8,184,894         3,945,097         659,663
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Developing Growth Sub-Account
     Beginning of Period                                    $11.07                  $10.53            $10.00              *
     End of Period                                           12.72                   11.07             10.53
     Number of Accum. Units Outstanding                  1,738,843                 1,342,201          148,658
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Large Cap Research Sub-Account
     Beginning of Period                                    $11.83                   $9.90            $10.00              *
     End of Period                                           13.32                   11.83             9.90
     Number of Accum. Units Outstanding                  1,771,421                 1,094,920          124,559
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Lord Abbett Growth and Income Sub Account
(Sub-Account commenced operations during  1999.  The value denoted is the initial AUV)
     Beginning of Period                                    $35.90
End of Period                                                39.10
Number of Accum. Units Outstanding                      21,288,159
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Mid-Cap Value Sub-Account
     Beginning of Period                                    $10.44                  $10.47            $10.00              *
     End of Period                                           11.56                   10.44             10.47
     Number of Accum. Units Outstanding                  2,205,833                 1,642,553          194,386
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Managed by J.P. Morgan Investment Management Inc.

International Equity Sub-Account
     Beginning of Period                                    $12.89                  $11.46            $10.97           $10.21
     End of Period                                           13.53                   12.89             11.46            10.97
     Number of Accum. Units Outstanding                  7,524,017                 7,309,325         5,440,592        1,306,892
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Large Cap Stock Sub-Account
     Beginning of Period                                    $19.43                  $14.89            $11.33           $10.00
     End of Period                                           21.76                   19.43             14.89            11.33
     Number of Accum. Units Outstanding                  9,555,351                 4,178,035         1,473,929        1,389,606
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Quality Bond Sub-Account
     Beginning of Period                                    $11.91                  $11.16            $10.37            $9.90
     End of Period                                           11.58                   11.91             11.16            10.37
     Number of Accum. Units Outstanding                  7,609,203                 3,323,343         1,433,081         508,830
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Select Equity Sub-Account
     Beginning of Period                                    $16.99                  $14.05            $10.84           $10.08
     End of Period                                           18.79                   16.99             14.05            10.84
     Number of Accum. Units Outstanding                 11,657,671                10,544,818         6,903,606        2,044,523
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Small Cap Stock Sub-Account
     Beginning of Period                                    $12.58                  $13.49            $11.31           $10.51
     End of Period                                           13.25                   12.58             13.49            11.31
     Number of Accum. Units Outstanding                  5,470,094                 5,532,610         3,940,243        1,237,405
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     Accumulation Unit Value History (continued)



                                                            Period Ended        Year or Period    Year or Period   Year or Period
                                                            6/30/99             Ended 12/31/98    Ended 12/31/97   Ended 12/31/96
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General American Capital Company
Managed by Conning Asset Management Company

Money Market Sub-Account
     Beginning of Period                                    $11.11                  $10.67            $10.23           $10.00
     End of Period                                           11.30                   11.11             10.67            10.23
     Number of Accum. Units Outstanding                  3,291,555                 1,473,737          311,051          34,964
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Goldman Sachs Variable Insurance Trust
Managed by Goldman Sachs Asset Management

Goldman Sachs Growth and Income Sub-Account
     Beginning of Period                                    $ 9.91                  $10.00               *                *
     End of Period                                           10.87                   9.91
     Number of Accum. Units Outstanding                    574,475                  467,675
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Managed by Goldman Sachs Asset Management International

Goldman Sachs Global Income Sub-Account
     Beginning of Period                                    $10.78                  $10.00               *                *
     End of Period                                           10.55                   10.78
     Number of Accum. Units Outstanding                     23,264                  18,833
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Goldman Sachs International Equity Sub-Account
     Beginning of Period                                    $11.40                  $10.00               *                *
     End of Period                                           11.63                   11.40
     Number of Accum. Units Outstanding                    179,215                  112,824
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Kemper Variable Series
Managed by Scudder Kemper Investments, Inc.

Kemper Government Securities Sub-Account
     Beginning of Period                                    $10.56                  $10.00               *                *
     End of Period                                           10.49                   10.56
     Number of Accum. Units Outstanding                    151,786                  59,712
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Kemper Small Cap Growth Sub-Account
     Beginning of Period                                    $11.68                  $10.00               *                *
     End of Period                                           12.08                   11.68
     Number of Accum. Units Outstanding                    115,827                  76,492
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Kemper Small Cap Value Sub-Account
     Beginning of Period                                    $ 8.75                  $10.00               *                *
     End of Period                                            9.21                   8.75
     Number of Accum. Units Outstanding                    447,154                  245,092




Accumulation Unit Value History (continued)


                                                            Period Ended        Year or Period    Year or Period   Year or Period
                                                            6/30/99             Ended 12/31/98    Ended 12/31/97   Ended 12/31/96
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Liberty Variable Investment Trust
Managed by Newport Fund Management, Inc.

Newport Tiger Fund, Variable Sub-Account
     Beginning of Period                                    $ 9.23                  $10.00               *                *
     End of Period                                           11.85                   9.23
     Number of Accum. Units Outstanding                     35,478                  31,936
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MFS Variable Insurance Trust
Managed by Massachusetts Financial Services Company

MFS Emerging Growth Sub-Account
     Beginning of Period                                    $13.23                  $10.00               *                *
     End of Period                                           14.83                   13.23
     Number of Accum. Units Outstanding                    918,911                  539,659
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MFS/Foreign & Colonial Emerging Markets Equity Sub-Account
     Beginning of Period                                    $6.57                   $10.00               *                *
     End of Period                                           7.99                     6.57
     Number of Accum. Units Outstanding                    51,354                   73,171

--------------------------------------------------------------------------------------------------------------------------------
MFS Global Governments Sub-Account
     Beginning of Period                                    $10.67                  $10.00               *                *
     End of Period                                           10.29                   10.67
     Number of Accum. Units Outstanding                      4,832                   2,082
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MFS Growth With Income Sub-Account
     Beginning of Period                                    $12.07                  $10.00               *                *
     End of Period                                           12.68                   12.07
     Number of Accum. Units Outstanding                  1,049,025                  581,434
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MFS High Income Sub-Account
     Beginning of Period                                    $ 9.85                  $10.00               *                *
     End of Period                                           10.26                   9.85
     Number of Accum. Units Outstanding                    347,989                  219,209
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MFS Research Sub-Account
     Beginning of Period                                    $12.17                  $10.00               *                *
     End of Period                                           13.16                   12.17
     Number of Accum. Units Outstanding                    760,925                  464,786
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                                                        Period Ended             Year or Period    Year or Period   Year or Period
                                                        6/30/99                  Ended 12/31/98    Ended 12/31/97   Ended 12/31/96
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Oppenheimer Variable Account Funds
Managed by OppenheimerFunds, Inc.


Oppenheimer Bond Sub-Account
     Beginning of Period                                 $10.53                     $10.00               *                *
     End of Period                                        10.28                      10.53
     Number of Accum. Units Outstanding                 795,356                     401,990


Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period                                  $12.23                    $10.00               *                *
     End of Period                                         14.07                     12.23
     Number of Accum. Units Outstanding                  274,732                    97,161


Oppenheimer High Income Sub-Account
     Beginning of Period                                  $ 9.89                    $10.00               *                *
     End of Period                                         10.20                     9.89
     Number of Accum. Units Outstanding                  163,191                    78,513


Oppenheimer Main Street Growth & Income Sub-Account
     Beginning of Period                                  $10.33                    $10.00               *                *
     End of Period                                         11.76                     10.33
     Number of Accum. Units Outstanding                  378,965                    284,830


Oppenheimer Strategic Bond Sub-Account
     Beginning of Period                                  $10.15                    $10.00               *                *
     End of Period                                         10.09                     10.15
     Number of Accum. Units Outstanding                  225,455                    107,869
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Accumulation Unit Value History (continued)


                                                            Period Ended        Year or Period    Year or Period   Year or Period
                                                            6/30/99             Ended 12/31/98    Ended 12/31/97   Ended 12/31/96
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Putnam Variable Trust
Managed by Putnam Investment Management, Inc.

Putnam VT Growth and Income Sub-Account
     Beginning of Period                                    $11.38                  $10.00               *                *
     End of Period                                           12.50                   11.38
     Number of Accum. Units Outstanding                  1,803,717                1,115,668
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Putnam VT International Growth Sub-Account
     Beginning of Period                                    $11.71                  $10.00               *                *
     End of Period                                           13.06                   11.71
     Number of Accum. Units Outstanding                    965,233                  530,055
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Putnam VT International New Opportunities Sub-Account
     Beginning of Period                                    $11.40                  $10.00               *                *
     End of Period                                           13.54                   11.40
     Number of Accum. Units Outstanding                     69,696                  52,809
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Putnam VT New Value Sub-Account
     Beginning of Period                                    $10.48                  $10.00               *                *
     End of Period                                           11.90                   10.48
     Number of Accum. Units Outstanding                     62,091                  42,091
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Putnam VT Vista Sub-Account
     Beginning of Period                                    $11.79                  $10.00               *                *
     End of Period                                           13.20                   11.79
     Number of Accum. Units Outstanding                    259,037                  151,405
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Accumulation Unit Value History (continued)


                                                            Period Ended        Year or Period    Year or Period   Year or Period
                                                            6/30/99             Ended 12/31/98    Ended 12/31/97   Ended 12/31/96
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Templeton Variable Products Series Fund,
Class 1 Shares

Managed by Franklin Mutual Advisers, LLC

Mutual Shares Investments Sub-Account
     Beginning of Period                                    $ 9.63                  $10.00               *                *
     End of Period                                           11.01                   9.63
     Number of Accum. Units Outstanding                    191,430                  106,035
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Managed by Templeton Asset Management Ltd.
Templeton Developing Markets Sub-Account
     Beginning of Period                                    $ 7.55                  $10.00               *                *
     End of Period                                           10.74                   7.55
     Number of Accum. Units Outstanding                    224,256                  89,960
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Managed by Templeton Investment Counsel, Inc.

Templeton International Sub-Account
     Beginning of Period                                    $ 9.14                  $10.00               *                *
     End of Period                                           10.01                   9.14
     Number of Accum. Units Outstanding                    576,554                  164,775
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* The Mid-Cap Value, Large Cap Research and Developing Growth Portfolios started regular investment operations on August 20, 1997. The Lord Abbett Growth and Income Portfolio commenced regular investment operations on January 8, 1999. Separate Account inception dates in the other investment portfolios are as follows: AIM Variable Insurance Funds, Inc., Alliance Variable Products Series Fund, Inc., Kemper Variable Series, Liberty Variable Investment Trust, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds and Putnam Variable Trust - December 31, 1997; General American Capital Company - June 3, 1996; Goldman Sachs Variable Insurance Trust - January 29, 1998; and Templeton Variable Products Series Fund - May 1, 1998.



                                 APPENDIX B

                    PARTICIPATING INVESTMENT PORTFOLIOS

Below are the investment objectives of each investment portfolio available under the Contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AIM VARIABLE INSURANCE FUNDS, INC.:
AIM Variable Insurance Funds, Inc. is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio.
The following portfolios are available under the contract:

     AIM V.I. CAPITAL APPRECIATION FUND

Investment Objective: The Fund's investment objective is growth of capital through investment in common stock, with emphasis on medium- and small-sized growth companies. The Fund may also investment up to 20% of its total assets in foreign securities.

     AIM V.I. INTERNATIONAL EQUITY FUND

Investment Objective: The Fund's investment objective is to provide long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum. The Fund seeks to meet this objective by investing at least 70% of its total assets in marketable equity securities of foreign companies that are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market. The Fund will normally invest in companies located in at least four countries outside of the United States, emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin. The Fund may invest up to 20% of its total assets in securities of issuers located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The Fund may invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of foreign companies.

     AIM V.I. VALUE FUND

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital by investing primarily in equity securities judged by the Fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective. The Fund may also invest in preferred stocks and debt instruments that have prospects for growth of capital. The Fund also may invest up to 25% of its total assets in foreign securities.


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:

     PREMIER GROWTH PORTFOLIO

Investment Objective: The Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Normally, the Portfolio invests in about 40-50 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets.

     REAL ESTATE INVESTMENT PORTFOLIO

Investment Objective: The Portfolio's investment objective is total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

COVA SERIES TRUST:
Cova Series Trust is managed by Cova Investment Advisory Corporation (Cova Advisory), which is an affiliate of Cova. Cova Series Trust is a mutual fund with multiple portfolios. Cova Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. The following portfolios are available under the contract:

PORTFOLIOS MANAGED BY J. P. MORGAN INVESTMENT MANAGEMENT INC.:

     INTERNATIONAL EQUITY PORTFOLIO

Investment Objective: The International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign corporations.

     LARGE CAP STOCK PORTFOLIO

Investment Objective: The Large Cap Stock Portfolio seeks to provide long-term growth of capital and income by investing primarily in dividend-paying common stock. The Portfolio will typically hold approximately 300 stocks.

     QUALITY BOND PORTFOLIO

Investment Objective: The Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity by investing at least 65% of its assets in bonds under normal circumstances.

     SELECT EQUITY PORTFOLIO

Investment Objective: The Select Equity Portfolio seeks to provide long-term growth of capital and income by investing primarily in dividend-paying common stock. The Portfolio will typically hold between 60 and 90 stocks.

     SMALL CAP STOCK PORTFOLIO

Investment Objective: The Small Cap Stock Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.

PORTFOLIOS MANAGED BY LORD, ABBETT & CO.:

     BOND DEBENTURE PORTFOLIO

Investment Objective: The Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return through a professionally-managed portfolio consisting primarily of convertible and discount debt securities, many of which are lower rated.

     DEVELOPING GROWTH PORTFOLIO

Investment Objective: The Developing Growth Portfolio seeks long-term growth of capital through a diversified and actively-managed portfolio consisting of developing growth companies, many of which are traded over the counter.

     LARGE CAP RESEARCH PORTFOLIO

Investment Objective: The Large Cap Research Portfolio seeks growth of capital and growth of income consistent with reasonable risk. Production of current income is a secondary consideration. The Portfolio invests primarily in common stocks, including securities convertible into common stocks.

     LORD ABBETT GROWTH AND INCOME PORTFOLIO

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value. The Portfolio will normally invest in common stocks, including securities convertible into common stocks, of large, seasoned companies in sound financial condition, which common stocks are expected to show above-average price appreciation.

     MID-CAP VALUE PORTFOLIO

Investment Objective: The Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

GENERAL AMERICAN CAPITAL COMPANY
General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

     MONEY MARKET FUND

Investment Objective: The Money Market Fund's investment objective is to provide investors with current income while preserving capital and maintaining liquidity. The Fund seeks to achieve this objective by investing primarily in high-quality, short-term money market instruments. The Fund purchases securities that meet the quality, maturity, and diversification requirements applicable to money market funds.

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Variable Insurance Trust is a mutual fund with multiple portfolios. Goldman Sachs Asset Management is the investment adviser for the Goldman Sachs Growth and Income Fund and Goldman Sachs Asset Management International is the investment adviser for the Goldman Sachs International Equity Fund and the Goldman Sachs Global Income Fund. The following portfolios are available under the contract:

     GOLDMAN SACHS GLOBAL INCOME FUND

Investment Objective: The Fund seeks a high total return, emphasizing current income, and, to a lesser extent, providing opportunities for capital appreciation. The Fund invests primarily in a portfolio of high quality fixed-income securities of U.S. and foreign issuers and enters into transactions in foreign currencies.

     GOLDMAN SACHS GROWTH AND INCOME FUND

Investment Objective: The Fund seeks long-term growth of capital and growth of income by investing in large capitalization U.S. stocks that are believed to be undervalued or undiscovered in the marketplace.

    GOLDMAN SACHS INTERNATIONAL EQUITY FUND

Investment Objective: The Fund seeks long-term capital appreciation by investing primarily in equity securities of companies organized outside the United States or whose securities are principally traded outside the United States.

KEMPER VARIABLE SERIES
Kemper Variable Series is a mutual fund with multiple portfolios. Scudder Kemper Investments, Inc. is the investment adviser for the Kemper Government Securities Portfolio, the Kemper Small Cap Growth Portfolio and the Kemper Small Cap Value Portfolio. The following portfolios are available under the contract:

     KEMPER GOVERNMENT SECURITIES PORTFOLIO

Investment Objective: Kemper Government Securities seeks high current return consistent with preservation of capital. The Portfolio pursues its objective by investing at least 65% of its total assets in U.S. Government securities and repurchase agreements of U.S. Government securities.

     KEMPER SMALL CAP GROWTH PORTFOLIO

Investment Objective: Kemper Small Cap Growth Portfolio seeks maximum appreciation of investors' capital. The Portfolio pursues its objective by investing at least 65% of its total assets in small capitalization stocks similar in size to those companies comprising the Russell 2000 Index. Many of these companies would be in the early stages of their life cycle. Equity securities in which the Portfolio invests consist primarily of common stocks, but may include convertible securities, including warrants and rights.

     KEMPER SMALL CAP VALUE PORTFOLIO

Investment Objective: Kemper Small Cap Value Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in a diversified portfolio of the stocks of small U.S. companies, which are those similar in size to those comprising the Russell 2000 Index and that the investment manager believes to be undervalued. Under normal market conditions, the Portfolio invests at least 65% of its assets in small capitalization stocks similar in size to those comprising the Russell 2000 Index.

LIBERTY VARIABLE INVESTMENT TRUST:
Liberty Variable Investment Trust is a mutual fund with multiple portfolios. Liberty Advisory Services Corp. (LASC) is the investment manager to the Trust. LASC has engaged Newport Fund Management, Inc. as sub-adviser to provide investment advice for the Newport Tiger Fund, Variable Series. The following portfolio is available under the contract:

     NEWPORT TIGER FUND, VARIABLE SERIES

Investment Objective: The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests primarily in stocks of companies located in the nine Tiger countries of Asia. The Tigers of Asia are Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, The People's Republic of China and the Philippines. The Fund typically invests in stocks of larger, well-established companies.

MFS VARIABLE INSURANCE TRUST:
MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

     MFS EMERGING GROWTH SERIES

Investment Objective: The Series' investment objective is long term growth of capital. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities of emerging growth companies.

     MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY SERIES

Investment Objective: The Series' investment objective is capital appreciation. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging market issuers. Shares of this Series are not available for purchase by variable annuity or variable life contract holders whose contracts take effect on or after May 1, 1999.

     MFS GLOBAL GOVERNMENTS SERIES

Investment Objective: The Series' investment objective is to provide income and capital appreciation. The Series invests primarily in U.S. and foreign government securities. Prior to May 1, 1999, the Series' investment objective was to seek not only preservation but also growth of capital, together with moderate current income.

     MFS GROWTH WITH INCOME SERIES

Investment Objective: The Series' investment objective is to provide reasonable current income and long-term growth of capital and income. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities.

     MFS HIGH INCOME SERIES

Investment Objective: The Series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The Series invests, under normal market conditions, at least 80% of its total assets in high yield fixed income securities which generally are lower rated bonds commonly known as junk bonds. Junk bonds are subject to a substantially higher degree of risk than higher rated bonds.

     MFS RESEARCH SERIES

Investment Objective: The Series' investment objective is long-term growth of capital and future income. The Series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts.

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

     OPPENHEIMER BOND FUND/VA

Investment Objective: The Fund's main objective is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective. Normally, the Fund invests at least 65% of its total assets in investment-grade debt securities, U.S. Government securities and money market instruments.

OPPENHEIMER CAPITAL APPRECIATION FUND/VA
   (formerly Oppenheimer Growth)

Investment Objective: The Fund seeks capital appreciation by investing in securities of well-known established companies. The Fund invests mainly in common stocks of established and well-known U.S. companies.

OPPENHEIMER HIGH INCOME FUND/VA

Investment Objective: The Fund seeks a high level of current income from investment in high-yield fixed income securities. The Fund invests mainly in a variety of high-yield fixed-income securities of domestic and foreign issuers.

OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
   (formerly Oppenheimer Growth & Income)

Investment Objective: The Fund's objective is to seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Fund invests mainly in common stocks of U.S. companies, and can also invest in other equity securities such as preferred stocks and securities convertible into common stocks.

OPPENHEIMER STRATEGIC BOND FUND/VA

Investment Objective: The Fund seeks a high level of current income principally derived from interest on debt securities and seeks to enhance that income by writing covered call options on debt securities. The Fund invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower-grade high-yield securities of U.S. companies.

PUTNAM VARIABLE TRUST:
Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

     PUTNAM VT GROWTH AND INCOME FUND, CLASS IA SHARES

Investment Objective: The Fund seeks capital growth and current income. The Fund invests primarily in "value" stocks, that offer the potential for capital growth, current income, or both. Value stocks are those that the adviser believes are currently undervalued compared to their true worth.

     PUTNAM VT INTERNATIONAL GROWTH FUND, CLASS IA SHARES

Investment Objective: The Fund seeks capital appreciation. Under normal conditions, the Fund generally diversifies its investments among a number of different countries by investing at least 65% of its total assets in at least three countries other than the United States. The Fund may invest in both growth and value stocks.

     PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND, CLASS IA SHARES

Investment Objective: The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund generally invests at least 65% of its total assets in at least three countries other than the United States. The Fund invests mainly in growth stocks, which are stocks issued by companies whose earnings the adviser believes are likely to grow faster than the economy as a whole.

     PUTNAM VT NEW VALUE FUND, CLASS IA SHARES

Investment Objective: The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests in value stocks, which are common stocks that the adviser believes are undervalued at the time of purchase and have the potential for long-term capital appreciation.

     PUTNAM VT VISTA FUND, CLASS IA SHARES

Investment Objective: The Fund seeks capital appreciation. The Fund invests mainly in "growth" stocks that are issued by companies whose earnings the adviser believes are likely to grow faster than the economy as a whole. The Fund mainly buys stocks of medium size companies, although the Fund may invest in companies of any size.

TEMPLETON VARIABLE PRODUCTS SERIES FUND, CLASS 1 SHARES:
Templeton Variable Products Series Fund is a mutual fund with multiple portfolios. Each portfolio has two classes of shares: Class 1 and Class 2. The portfolios available in connection with your contract are Class 1 shares. Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Fund, Templeton Investment Counsel, Inc. is the investment adviser for the Templeton International Fund and Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Investments Fund. The following portfolios are available under the contract:

    MUTUAL SHARES INVESTMENTS FUND

Investment Objective: The Fund's principal goal is capital appreciation. Its secondary goal is income. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their actual value based on certain recognized or objective criteria (intrinsic value).

     TEMPLETON DEVELOPING MARKETS FUND

Investment Objective: The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in emerging market equity securities. Emerging market equity securities generally include equity securities that trade in emerging markets or are issued by companies that have their principal activities in emerging market countries.

     TEMPLETON INTERNATIONAL FUND

Investment Objective: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of companies located outside the U.S., including in emerging markets. While there are no set percentage targets, the Fund generally invests in large- to medium-cap companies with market capitalization values (share price times the number of common stock shares outstanding) greater than $1.5 billion, but may invest a small portion in small-cap companies which have more risk.


APPENDIX C
PERFORMANCE INFORMATION

Future performance will vary and the results shown are not necessarily representative of future results.

Note: The figures below present investment performance information for the periods ended June 30, 1999. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after June 30, 1999 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

The  portfolios  listed below began  operations  before  June 30, 1999. As a
result,   performance  information  is  available  for  the  accumulation  units investing in these portfolios.

o Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column B presents performance figures for the accumulation units which reflect the insurance charges and fees and expenses of each portfolio.

o Performance figures shown for sub-accounts in existence for less than one year are not annualized.

Total Return for the periods ended 6/30/99:
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects insurance
                                                                      charges and                       charges and portfolio
                                                                  portfolio expenses)                          expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                 Separate Account
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception
-----------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance
Funds, Inc.
   AIM V.I. Capital
     Appreciation                   12/31/97                 9.58%        - -      15.01%            14.20%     - -       17.96%
   AIM V.I. International
     Equity                         12/31/97                (4.49)%       - -       8.77%             0.11%     - -       11.79%
   AIM V.I. Value                   12/31/97                21.54%        - -      27.38%            26.16%     - -       30.21%
-----------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products
Series Fund, Inc.
   Premier Growth                   12/31/97                23.94%        - -      36.41%            28.57%     - -      39.17%
   Real Estate Investment           12/31/97               (14.11)%       - -     (14.27)%           (9.52)%    - -     (10.93)%
-----------------------------------------------------------------------------------------------------------------------------------



APPENDIX C
PERFORMANCE INFORMATION (continued)
Total Return for the periods ended 6/30/99
------------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects insurance
                                                                      charges and                       charges and portfolio
                                                                  portfolio expenses)                          expenses)
-----------------------------------------------------------------------------------------------------------------------------------
                                 Separate Account
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception
-----------------------------------------------------------------------------------------------------------------------------------

Cova Series Trust
   Bond Debenture                   5/1/96                  (4.43)%       - -       8.41%             0.17%     - -        9.69%
   Developing Growth                8/20/97                  7.85%        - -      11.50%            12.47%     - -       13.81%
   International Equity             5/1/96                  (1.00)%       - -       7.99%             3.60%     - -        9.28%
   Large Cap Research               8/20/97                 12.81%        - -      14.38%            17.42%     - -       16.64%
   Large Cap Stock                  5/1/96                  18.60%        - -      26.85%            23.22%     - -       27.81%
   Lord Abbett Growth and Income    1/8/99                    - -         - -       3.78%              - -      - -        8.89%
   Mid-Cap Value                    8/20/97                 (1.47)%       - -       5.70%             3.13%     - -        8.09%
   Quality Bond                     5/1/96                  (4.11)%       - -       3.69%             0.49%     - -        5.09%
   Select Equity                    5/1/96                  14.32%        - -      20.66%            18.94%     - -       21.71%
   Small Cap Stock                  5/1/96                 (10.08)%       - -       6.25%            (5.49)%    - -        7.58%
-----------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
   Money Market                     6/3/96                  (0.86)%       - -       2.58%             3.75%     - -        4.05%
-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable
Insurance Trust
   Goldman Sachs
     Global Income                  1/29/98                (2.14)%        - -       0.57%             2.46%     - -        3.86%
   Goldman Sachs Growth
     and Income                     1/29/98                (3.76)%        - -       2.77%             0.84%     - -        6.04%
   Goldman Sachs
     International Equity           1/29/98                (2.86)%        - -       8.02%             1.75%     - -       11.24%
-----------------------------------------------------------------------------------------------------------------------------------

Kemper Variable Series
   Kemper Government
     Securities                     12/31/97                (2.43)%       - -       0.11%             2.17%     - -        3.23%
   Kemper Small Cap Growth          12/31/97                 2.78%        - -      10.44%             7.39%     - -       13.44%
   Kemper Small Cap Value           12/31/97               (13.92)%       - -      (8.58)%           (9.33)%    - -       (5.34)%
----------------------------------------------------------------------------------------------------------------------------------


APPENDIX C
PERFORMANCE INFORMATION (continued)
Total Return for the periods ended 6/30/99
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects insurance
                                                                      charges and                        charges and portfolio
                                                                  portfolio expenses)                          expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                 Separate Account
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
   Newport Tiger Fund,
     Variable Series                12/31/97                57.30%        - -       9.01%            61.96%     - -      12.02%
-----------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust

   MFS Emerging Growth              12/31/97                18.17%        - -      27.28%            22.79%    - -        30.11%
   MFS Foreign & Colonial
     Emerging Markets Equity        12/31/97               (12.54)%       - -     (17.35)%          (7.95)%    - -      (13.96)%
   MFS Global Governments           12/31/97                (3.45)%       - -      (1.21)%            1.15%    - -         1.93%
   MFS Growth With Income           12/31/97                 5.34%        - -      14.27%             9.95%    - -        17.22%
   MFS High Income                  12/31/97                (5.89)%       - -      (1.40)%           (1.29)%   - -         1.75%
   MFS Research                     12/31/97                 6.82%        - -      17.21%            11.43%    - -        20.14%
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX C
PERFORMANCE INFORMATION (continued)
Total Return for the periods ended 6/30/99
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects insurance
                                                                      charges and                        charges and portfolio
                                                                  portfolio expenses)                          expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                 Separate Account
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception

-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
   Oppenheimer Bond Fund/VA         12/31/97              (4.99)%        - -      (1.26)%            (0.39)%    - -        1.89%
   Oppenheimer Capital
     Appreciation Fund/VA           12/31/97               16.39%        - -       22.77%             21.01%    - -       25.64%
   Oppenheimer High
     Income Fund/VA                 12/31/97              (6.60)%        - -      (1.82)%            (2.00)%    - -        1.33%
   Oppenheimer Main Street
     Growth & Income Fund/VA        12/31/97                0.06%        - -        8.41%              4.66%    - -       11.43%
   Oppenheimer Strategic
     Bond Fund/VA                   12/31/97              (6.24)%        - -      (2.53)%             (1.64)%   - -         0.63%

-----------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust
   Putnam VT Growth and
     Income - Class IA Shares       12/31/97                 9.91%        - -      13.14%            14.53%      - -      16.11%
   Putnam VT International
     Growth - Class IA Shares       12/31/97                 5.18%        - -      16.62%             9.79%      - -      19.55%
   Putnam VT International
     New Opportunities -
     Class IA Shares                12/31/97                12.55%        - -      19.54%            17.17%      - -      22.44%
   Putnam VT New Value -
     Class IA Shares                12/31/97                10.77%        - -       9.32%            15.38%      - -      12.33%
   Putnam VT Vista -
     Class IA Shares                12/31/97                 9.06%        - -      17.47%            13.68%      - -      20.39%
-----------------------------------------------------------------------------------------------------------------------------------

Templeton Variable Products
Series Fund, Class 1 Shares
   *Mutual Shares Investments       5/1/98                 11.16%         - -       4.60%            15.78%      - -      8.61%
   *Templeton Developing
     Markets                        5/1/98                 41.04%         - -       2.28%            45.69%      - -      6.30%
   Templeton International          5/1/98                 (0.68)%        - -      (3.92)%            3.92%      - -      0.13%

* Past expense reductions by the manager increased returns.
-----------------------------------------------------------------------------------------------------------------------------------

APPENDIX C
PERFORMANCE INFORMATION (continued)
PART 2 - HISTORICAL FUND PERFORMANCE

The contracts are relatively new and therefore have a limited performance history. However, certain portfolios have been in existence for some time and have an investment performance history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance information was developed.

The information is based upon the historical experience of the portfolios and is for the periods shown. The chart below shows the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

o The performance figures in Column A reflect the fees and expenses paid by each portfolio.

o Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column C presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of each portfolio.

o Performance figures shown for portfolios in existence for less than one year are not annualized.

Total Return for the periods ended 6/30/99
------------------------------------------------------------------------------------------------------------------------------------


                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
-----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                     10 yrs or
                          Inception                         since                         since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
-----------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital
     Appreciation         5/5/93          15.81%    21.16%    18.88%     9.58%    19.66%   17.38%     14.20%    19.76%    17.48%
   AIM V.I.
     International Equity 5/5/93           1.52%    12.82%    13.02%    (4.49)%   11.32%   11.52%      0.11%    11.42%    11.62%
   AIM V.I. Value         5/5/93          27.94%    25.41%    22.63%    21.54%    23.91%   21.13%     26.16%    24.01%    21.23%
-----------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.
   Premier Growth         6/26/92         30.38%   32.57%     25.64%    23.94%    31.07%   24.14%     28.57%    31.17%    24.24%
   Real Estate
     Investment           1/9/97          (8.25)%   - -        2.34%    (14.11)%   - -     (3.66)%    (9.52)%    - -       0.94%
------------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
   Money Market           10/1/87          5.21%    5.54%      5.53%     (0.86)%   4.04%    4.03%      3.75%     4.14%     4.13%
-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust
   Goldman Sachs
     Global Income        1/12/98          3.91%    - -        4.53%     (2.14)%   - -     (1.47)%     2.46%     - -       3.13%
   Goldman Sachs
     Growth and Income    1/12/98          2.26%    - -       10.96%     (3.76)%   - -      4.96%      0.84%     - -       9.56%
   Goldman Sachs
     International Equity 1/12/98          3.18%    - -       15.36%     (2.86)%   - -      9.36%      1.75%     - -      13.96%
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX C
PERFORMANCE INFORMATION (continued)
Total Return for the periods ended 6/30/99:
------------------------------------------------------------------------------------------------------------------------------------


                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
-----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                     10 yrs or
                          Inception                         since                         since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
-----------------------------------------------------------------------------------------------------------------------------------

Kemper Variable Series
   Kemper Government
     Securities           9/3/87           3.61%    7.41%      7.51%     (2.43)%   5.91%    6.01%       2.17%    6.01%     6.11%
   Kemper Small
     Cap Growth           5/2/94           8.90%   23.95%     22.60%      2.78%   22.45%   21.10%       7.39%   22.55%    21.20%
   Kemper Small
     Cap Value            5/1/96          (8.04)%    - -       4.98%    (13.92)%   - -     (1.02)%     (9.33)%   - -       3.58%
-----------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
   Newport Tiger Fund,
     Variable Series      5/1/95          64.19%     - -       1.65%    57.30%     - -     (4.35)%     61.96%    - -       0.25%
-----------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust
   MFS Emerging
     Growth               7/24/95         24.52%     - -      26.65%     18.17%    - -     20.65%     22.79%     _ _      25.25%
   MFS Foreign & Colonial
     Emerging Markets
     Equity              10/16/97        (6.65)%     - -    (16.61)%    (12.54)%   - -   (22.61)%    (7.95)%     --     (18.01)%
   MFS Global
     Governments          6/14/94          2.58%     4.40%     4.40%     (3.45)%   2.90%    2.90%      1.15%     3.00%     3.00%
   MFS Growth
     With Income          10/9/95         11.50%     - -      24.02%      5.34%    - -     18.02%      9.95%     _ _      22.62%
   MFS High Income        7/26/95          0.10%     - -       8.95%     (5.89)%   - -      2.95%     (1.29)%    _ _       7.55%
   MFS Research           7/26/95         13.00%     - -      22.00%      6.82%    - -     16.00%     11.43%     _ _      20.60%

------------------------------------------------------------------------------------------------------------------------------------

APPENDIX C
PERFORMANCE INFORMATION (continued)
Total Return for the periods ended 6/30/99:
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
-----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                     10 yrs or
                          Inception                         since                         since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception    1 yr     5 yrs   inception
-----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account
Funds
  Oppenheimer Bond
     Fund/VA              4/3/85         1.02%      7.09%    8.26%      (4.99)%   5.59%     6.76%     (0.39)%   5.69%     6.86%
  Oppenheimer Capital
     Appreciation
     Fund/VA              4/3/85        22.71%     27.00%   16.98%      16.39%   25.50%    15.48%      21.01%  25.60%    15.58%
  Oppenheimer High
     Income Fund/VA       4/30/86      (0.62)%      9.79%   12.63%      (6.60)%   8.29%    11.13%     (2.00)%   8.39%    11.23%
  Oppenheimer Main
     Street Growth &
     Income Fund/VA       7/5/95        6.14%        - -    27.57%       0.06%     - -     21.57%       4.66%    - -     26.17%
  Oppenheimer Strategic
     Bond Fund/VA         5/3/93       (0.25)%      7.60%    6.25%      (6.24)%   6.10%     4.75%     (1.64)%    6.20%    4.85%

-----------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust
   Putnam VT Growth
     and Income -
     Class IA Shares      2/1/88        16.14%     21.98%    15.93%    9.91%     20.48%   14.43%     14.53%    20.58%    14.53%
   Putnam VT International
     Growth - Class
     IA Shares            1/2/97        11.34%      - -      19.20%    5.18%      - -     13.20%      9.79%     - -      17.80%
   Putnam VT International
     New Opportunities -
     Class IA Shares      1/2/97        18.82%      - -      13.82%   12.55%      - -      7.82%     17.17%     - -      12.42%
   Putnam VT New Value -
     Class IA Shares      1/2/97        17.01%      - -      15.39%   10.77%      - -      9.39%     15.38%     - -      13.99%
   Putnam VT Vista -
     Class IA Shares      1/2/97        15.28%      - -      22.58%    9.06%      - -     16.58%     13.68%     - -      21.18%
------------------------------------------------------------------------------------------------------------------------------------

Templeton Variable Products
Series Fund

  *Mutual Shares Investments,
     Class 1 Shares       5/1/98         17.41%      - -      10.14%    11.16%     - -      4.14%     15.78%     - -       8.74%
  *Templeton Developing
     Markets Fund, Class
     1 Shares             3/4/96         47.76%      - -      (8.10)%   41.04%     - -    (14.10)%    45.69%     - -      (9.50)%
   Templeton
     International Fund,
     Class 1 Shares       5/1/92          5.39%     15.27%    14.69%    (0.68)%   13.77%   13.19%      3.92%    13.87%    13.29%

* Past expense reductions by the manager increased returns.
-----------------------------------------------------------------------------------------------------------------------------------

Please send me, at no charge, the Statement of Additional Information dated November __, 1999, for the annuity contract issued by Cova.


               (Please print or type and fill in all information)




--------------------------------------------------------------------------------
Name




--------------------------------------------------------------------------------
Address




--------------------------------------------------------------------------------
City                               State                    Zip Code


CL-2096 (11/99)                                                        CUST-MO












------------------------------
------------------------------
------------------------------




                         Cova Financial Services Life
                           Insurance Company
                         Attn: Variable Products
                         One Tower Lane
                         Suite 3000
                         Oakbrook Terrace, Illinois  60181-4644







                                      COVA
                  Cova Financial Services Life Insurance Company




                         Marketing and Executive Office
                           One Tower Lane, Suite 3000
                        Oakbrook Terrace, IL 60181-4644
                                  800-523-1661




                             Annuity Service Office
                                 P.O. Box 10366
                              Des Moines, IA 50306-9775
                                  800-343-8496









CL-2095 (5/99)   Policy Form Series XL407, CL-407,XL-617,CL-617  21-CSA-MO(5/99)


                               PART A - VERSION B



The Fixed
And Variable Annuity

issued by

COVA VARIABLE ANNUITY
ACCOUNT ONE

and

COVA FINANCIAL SERVICES
LIFE INSURANCE COMPANY




This prospectus describes the Fixed and Variable Annuity Contract offered by Cova Financial Services Life Insurance Company (Cova).


The annuity contract has 7 investment choices - a fixed account which offers an interest rate which is guaranteed by Cova, and 6 investment portfolios listed below. The 6 investment portfolios are part of the Russell Insurance Funds or General American Capital Company. You can put your money in the fixed account and/or any of these investment portfolios.

Russell Insurance Funds:

     Managed by Frank Russell
     Investment Management Company
         Aggressive Equity
         Core Bond
         Multi-Style Equity
         Non-U.S.
         Real Estate Securities

General American Capital Company:

     Managed by Conning Assets
     Management Company
         Money Market

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Cova Fixed and Variable Annuity Contract.

To learn more about the Cova Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated November __, 1999. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus. For a free copy of the SAI, call us at (800) 523-1661 or write us at: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

The Contracts:

o    are not bank deposits
o    are not federally insured
o    are not endorsed by any bank or government agency
o    are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

November __, 1999








TABLE OF CONTENTS                                         Page

  INDEX OF SPECIAL TERMS                                     2

  SUMMARY                                                    3

  FEE TABLE                                                  5

  EXAMPLES                                                   6

  1. THE ANNUITY CONTRACT                                    7

  2. ANNUITY PAYMENTS (THE INCOME PHASE)                     7
     Annuity Date                                            7
     Annuity Payments                                        7
     Annuity Options                                         7

  3. PURCHASE                                                8
     Purchase Payments                                       8
     Allocation of Purchase Payments                         8
     Free Look                                               8
     Accumulation Units                                      8

  4. INVESTMENT OPTIONS                                      9
     Russell Insurance Funds                                 9
     General American Capital Company.                       9
     Transfers                                               9
     Dollar Cost Averaging Program                           9
     Automatic Rebalancing Program                          10
     Approved Asset Allocation Programs                     10
     Voting Rights                                          10
     Substitution                                           10

  5. EXPENSES                                               10
     Insurance Charges                                      11
     Contract Maintenance Charge                            11
     Withdrawal Charge                                      11
     Reduction or Elimination of the
        Withdrawal Charge                                   11
     Premium Taxes                                          12
     Transfer Fee                                           12
     Income Taxes                                           12
     Investment Portfolio Expenses                          12

  6. TAXES                                                  12
     Annuity Contracts in General                           12
     Qualified and Non-Qualified Contracts                  12
     Withdrawals - Non-Qualified Contracts                  12
     Withdrawals - Qualified Contracts                      13
     Withdrawals - Tax-Sheltered Annuities                  13
     Diversification                                        13

  7. ACCESS TO YOUR MONEY                                   13
     Systematic Withdrawal Program                          13
     Suspension of Payments or Transfers                    14

  8. PERFORMANCE                                            14

  9. DEATH BENEFIT                                          14
     Upon Your Death                                        14
     Death of Annuitant                                     15

10. OTHER INFORMATION                                       16
     Cova                                                   16
     Year 2000                                              16
     The Separate Account                                   16
     Distributor                                            16
     Ownership                                              16
     Beneficiary                                            16
     Assignment                                             16
     Financial Statements                                   16

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION                                      16

APPENDIX A
Condensed Financial Information                            A-1

APPENDIX B
Performance Information                                    B-1


INDEX OF SPECIAL TERMS

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable and need an explanation. We have identified the following as some of these words or terms. They are identified in the text in italic and the page that is indicated here is where we believe you will find the best explanation for the word or term.

                                                          Page

Accumulation Phase                                           7
Accumulation Unit                                            8
Annuitant                                                    7
Annuity Date                                                 7
Annuity Options                                              7
Annuity Payments                                             7
Annuity Unit                                                 8
Beneficiary                                                 16
Fixed Account                                                7
Income Phase                                                 7
Investment Portfolios                                        9
Joint Owner                                                 16
Non-Qualified                                               12
Owner                                                       16
Purchase Payment                                             8
Qualified                                                   12
Tax Deferral                                                12








SUMMARY

The sections in this Summary correspond to sections in this prospectus which discuss the topics in more detail.



1. THE ANNUITY CONTRACT:

The fixed and variable annuity contract offered by Cova is a contract between you, the owner, and Cova, an insurance company. The contract provides a means for investing on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

This contract offers 6 investment portfolios. These portfolios are designed to offer a potentially better return than the fixed account. However, this is NOT guaranteed. You can also lose your money.

The fixed account offers an interest rate that is guaranteed by the insurance company, Cova. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by Cova.

You can put money into any or all of the investment portfolios and the fixed account. You can transfer between accounts up to 12 times a year without charge or tax implications.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.

The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.



2. ANNUITY PAYMENTS (THE INCOME PHASE):

If you want to receive regular income from your annuity, you can choose an annuity option. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.



3. HOW TO PURCHASE THE CONTRACT:

You can buy this contract with $5,000 or more under most circumstances. You can add $500 or more any time you like during the accumulation phase. Your registered representative can help you fill out the proper forms.



4. INVESTMENT OPTIONS:

You can put your money in the following investment portfolios which are described in the prospectuses for the funds. The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

Managed by Frank Russell
Investment Management Company
   Aggressive Equity
   Core Bond
   Multi-Style Equity
   Non-U.S.
   Real Estate Securities


Managed by Conning Asset
Management Company
   Money Market

Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of these portfolios.



5. EXPENSES:

The contract has insurance features and investment features, and there are costs related to each.

o Each year Cova deducts a $30 contract maintenance charge from your contract. During the accumulation phase, Cova currently waives this charge if the value of your contract is at least $50,000.

o    Cova also  deducts  for its  insurance  charges  which  total  1.40% of the
     average  daily  value  of  your  contract   allocated  to  the   investment
     portfolios.

o If you take your money out, Cova may assess a withdrawal charge which is equal to 5% of the purchase payment you withdraw. After Cova has had a purchase payment for 5 years, there is no charge by Cova for a withdrawal of that purchase payment.

o When you begin receiving regular income payments from your annuity, Cova will assess a state premium tax charge, if applicable, which ranges from 0%
     - 4% depending upon the state.

o The first 12 transfers in a year are free. After that, a transfer fee of $25 or 2% of the amount transferred (whichever is less) is assessed.

o There are also investment charges which currently range from .205% to 1.30% of the average daily value of the investment portfolio depending upon the investment portfolio.



6. TAXES:

Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.



7. ACCESS TO YOUR MONEY:

You can take money out at any time during the accumulation phase. After the first year, you can take up to 10% of your total purchase payments each year without charge from Cova. Withdrawals of purchase payments in excess of that may be charged a withdrawal charge, depending on how long your money has been in the contract. However, Cova will never assess a withdrawal charge on earnings you withdraw. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. Of course, you may also have to pay income tax and a tax penalty on any money you take out.



8. DEATH BENEFIT:

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.



9. OTHER INFORMATION:

Free Look. If you cancel the contract within 10 days after receiving it (or whatever period is required in your state), we will send your money back without assessing a withdrawal charge. You will receive whatever your contract is worth on the day we receive your request. This may be more or less than your original payment. If we're required by law to return your original payment, we reserve the right to put your money in the Money Market Fund of General American Capital Company during the free-look period and will refund the greater of your original payment (less any withdrawals) or the value of your contract.

No Probate. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

Who should purchase the contract? This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state income tax brackets. You should not buy this contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

Additional Features. This contract has additional features you might be interested in. These include:

o You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

o You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

o You can arrange to automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

o Under certain circumstances, Cova will give you your money without a withdrawal charge if you need it while you're in a nursing home. We call this feature the Nursing Home Waiver.

These features are not available in all states and may not be suitable for your particular situation.



10. INQUIRIES:

If you need more information, please contact us at:

Cova Life Sales Company
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181
800-523-1661



COVA VARIABLE ANNUITY ACCOUNT ONE FEE TABLE

The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the Separate Account as well as of the investment portfolios.



Owner Transaction Expenses
Withdrawal Charge (see Note 1 below)
     5% of purchase payment withdrawn

Transfer Fee (see Note 2 below)
     No charge for first 12 transfers in a contract year; thereafter, the fee is $25 per transfer or, if less, 2% of the amount transferred.

Contract Maintenance Charge (see Note 3 below)
     $30 per contract per year


Separate Account Annual Expenses
(as a percentage of average account value)
     Mortality and Expense Risk Premium                  1.25%
     Administrative Expense Charge                        .15%
                                                         -----
     TOTAL SEPARATE ACCOUNT                              1.40%
     ANNUAL EXPENSES



Investment Portfolio Expenses
(as a percentage of the average daily net assets of an investment portfolio)



                                                                                    Other Expenses          Total Annual
                                                        Management Fees             (after expense            Portfolio
                                                      (after fee waiver)            reimbursement)            Expenses
------------------------------------------------------------------------------------------------------------------------------------

Russell Insurance Funds*
Managed by Frank Russell
Investment Management Company
       Aggressive Equity                                    .51%                        .74%                    1.25%
       Core Bond                                            .12%                        .68%                     .80%
       Multi-Style Equity                                   .49%                        .43%                     .92%
       Non-U.S.                                               0%                       1.30%                    1.30%
       Real Estate Securities                               .85%                        .30%                    1.15%
------------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
Managed by Conning Asset
Management Company
       Money Market                                         .125%                        .08%                    .205%
------------------------------------------------------------------------------------------------------------------------------------

*The manager of Russell Insurance Funds, Frank Russell Investment Management Company, has contractually agreed to waive, at least until April 30, 2000, a portion of the management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed the amounts set forth above under "Total Annual Portfolio Expenses" and to reimburse the Fund for all remaining expenses, after fee waivers which exceed the amount set forth above for each Fund under "Total Annual Portfolio Expenses". Absent such waiver and reimbursement, the management fees and total operating expenses would be .78% and 1.21% for the Multi-Style Equity Fund; .95% and 1.67% for the Aggressive Equity Fund; .95% and 2.37% for the Non-U.S. Fund; .60% and 1.28% for the Core Bond Fund and ___% and ___% for the Real Estate Securities Fund.


Examples
The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

For purposes of the examples, the assumed average contract size is $30,000.

You would pay the following expenses on a $1,000 investment, assuming a
5% annual return on assets:      (a)   if you surrender the contract at the end of each time period;
                                 (b)   if you do not surrender the contract or if you apply the contract value to an annuity option.

                                                                          Time Periods
                                                  1 year           3 years          5 years          10 years
------------------------------------------------------------------------------------------------------------------------------------

Russell Insurance Funds
Managed by Frank Russell
Investment Management Company


       Aggressive Equity                          (a)$  77.80     (a) $130.14       (a)  $189.89     (a) $305.57
                                                  (b)$  27.80     (b) $ 85.14       (b)  $144.89     (b) $305.57
       Core Bond                                  (a)$  73.30     (a) $116.65       (a)  $167.47     (a) $261.20
                                                  (b)$  23.30     (b) $ 71.65       (b)  $122.47     (b) $261.20
       Multi-Style Equity                         (a)$  74.50     (a) $120.27       (a)  $173.50     (a) $273.25
                                                  (b)$  24.50     (b) $ 75.27       (b)  $128.50     (b) $273.25
       Non-U.S.                                   (a)$  78.30     (a) $131.62       (a)  $192.35     (a) $310.37
                                                  (b)$  28.30     (b) $ 86.62       (b)  $147.35     (b) $310.37
       Real Estate Securities                     (a)$  76.80     (a) $127.16       (a)  $184.95     (a) $295.90
                                                  (b)$  26.80     (b) $ 82.16       (b)  $139.95     (b) $295.90
------------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
Managed by Conning Asset
Management Company
       Money Market                               (a)$  67.31     (a) $  98.54      (a)  $137.02     (a) $199.08
                                                  (b)$  17.31     (b) $  53.54      (b) $  92.02     (b) $199.08
------------------------------------------------------------------------------------------------------------------------------------

Explanation of Fee Table

1. The withdrawal charge is 5% of the purchase payments you withdraw. After Cova has had a purchase payment for 5 years, there is no charge by Cova for a withdrawal of that purchase payment. You may also have to pay income tax and a tax penalty on any money you take out. After the first year, you can take up to 10% of your total purchase payments each year without a charge from Cova.

2. Cova will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is for the Dollar Cost Averaging, Automatic Rebalancing or Approved Asset Allocation Programs.

3.   During  the  accumulation   phase,   Cova  will  not  charge  the  contract
     maintenance charge if the value of your contract is $50,000 or more, although, if you make a complete withdrawal, Cova will charge the contract maintenance charge.

4. Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

There is an accumulation unit value history (condensed financial information) contained in Appendix A.

1.   THE ANNUITY CONTRACT

This Prospectus  describes the Fixed and Variable  Annuity  Contract  offered by
Cova.

An annuity is a contract between you, the owner, and an insurance company (in this case Cova), where the insurance company promises to pay an income to you, in the form of annuity payments, beginning on a designated date that is at least 30 days in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among 6 investment portfolios, and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase.

The contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by Cova. Cova guarantees that the interest rate credited to the fixed account will not be less than 3% per year. If you select the fixed account, your money will be placed with the other general assets of Cova. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all rights under the contract. You can change the owner at any time by notifying Cova in writing. You and your spouse can be named joint owners. We have described more information on this under "Other Information."

2.   ANNUITY PAYMENTS (THE INCOME PHASE)

Annuity Date

Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month.

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one month after you buy the contract.

Annuity Payments

You will receive annuity payments during the income phase. In general, annuity payments must begin by the annuitant's 85th birthday or 10 years from the date the contract was issued, whichever is later (this requirement may differ slightly for special programs). The annuitant is the person whose life we look to when we make annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

o    fixed account,
o    the investment portfolio(s), or
o    a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the 3% assumed investment rate used in the annuity table for the contract, and

3)   the performance of the investment portfolios you selected.

If the actual performance exceeds the 3% assumed investment rate, your annuity payments will increase. Similarly, if the actual investment rate is less than 3%, your annuity payments will decrease.

Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment ($2,000 if the contract is issued in Massachusetts or Texas). In that case, Cova may provide your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $100 a month ($20 in Texas), Cova has the right to change the frequency of payments so that your annuity payments are at least $100 ($20 in Texas).

Annuity Options

You can choose among income plans. We call those annuity options. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

You can choose one of the following annuity options or any annuity option acceptable to Cova. After annuity payments begin, you cannot change the annuity option.

Option 1. Life Annuity. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments.

Option 2. Life Annuity With 5, 10 or 20 Years Guaranteed. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

Option 3. Joint and Last Survivor Annuity. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 662/3% or 50% of the amount that we would have paid if both were alive.

3.   PURCHASE

Purchase Payments

A purchase payment is the money you give us to invest in the contract. The minimum we will accept is $5,000 when the contract is purchased as a non-qualified contract. If you are purchasing the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000. The maximum purchase payment we accept is $1 million without our prior approval. You can make additional purchase payments of $500 or more to either type of contract.

Allocation of Purchase Payments

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or one or more of the investment portfolios you have selected. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

Free Look

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). When you cancel the contract within this time period, Cova will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. In certain states, or if you have purchased the contract as an IRA, we may be required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state). If that is the case, we reserve the right to put your purchase payment in the Money Market Fund for 15 days before we allocate your first purchase payment to the investment portfolio(s) you have selected. (In some states, the period may be longer.) In such case, we will refund the greater of purchase payments (less withdrawals) or contract value. Currently, Cova directly allocates your purchase payment to the investment portfolios and/or fixed account you select.

Accumulation Units

The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every day we determine the value of an accumulation unit for each of the investment portfolios. We do this by:

1. determining the total amount of money invested in the particular investment portfolio;

2. subtracting from that amount any insurance charges and any other charges such as taxes we have deducted; and

3.   dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

Example:
   On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Multi-Style Equity Fund. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Multi-Style Equity Fund is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Multi-Style Equity Fund.



4.   INVESTMENT OPTIONS

The Contract offers 6 investment portfolios which are listed below. Additional investment portfolios may be available in the future.

You should read the prospectuses for these funds carefully before investing. Copies of these prospectuses are attached to this prospectus.

Russell Insurance Funds

Russell Insurance Funds is managed by Frank Russell Investment Management Company. Russell Insurance Funds is a mutual fund with five portfolios, each with its own investment objective. The following portfolios are available under the contract:

 Aggressive Equity Fund
  Core Bond Fund
  Multi-Style Equity Fund
  Non-U.S. Fund
  Real Estate Securities Fund


General American Capital Company

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

  Money Market Fund

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Cova. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

Cova may enter into certain  arrangements  under which it is  reimbursed  by the
investment   portfolios'  advisers,   distributors  and/or  affiliates  for  the
administrative services which it provides to the portfolios.

Transfers

You can transfer money among the fixed account and the investment portfolios.

Cova has reserved the right during the year to terminate or modify the transfer provisions described below.

Telephone Transfers. You and/or your registered representative on your behalf, can make transfers by telephone. Telephone transfers will be automatically permitted unless you tell us otherwise. If you own the contract with a joint owner, unless Cova is instructed otherwise, Cova will accept instructions from either you or the other owner. Cova will use reasonable procedures to confirm that instructions given us by telephone are genuine. If Cova fails to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Cova tape records all telephone instructions.

Transfers during the Accumulation Phase. You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The following apply to any transfer during the accumulation phase:

1. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

2.   Your request for transfer must clearly state how much the transfer is for.

3.   You cannot make any transfers within 7 calendar days of the annuity date.

Transfers during the Income Phase. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.

Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the Money Market Fund or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

Cova reserves the right to modify, terminate or suspend the Dollar Cost Averaging Program.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the Money Market Fund or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program. There is no additional charge for participating in the Dollar Cost Averaging Program.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. Cova may, from time to time, offer other dollar cost averaging programs which may have terms different from those described above.

Automatic Rebalancing Program

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st day after the end of the period you selected.

The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

Example:
   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Core Bond Fund and 60% to be in the Multi-Style Equity Fund. Over the next 21/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Core Bond Fund now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Cova will sell some of your units in the Core Bond Fund to bring its value back to 40% and use the money to buy more units in the Multi-Style Equity Fund to increase those holdings to 60%.

Approved Asset Allocation Programs

Cova recognizes the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment options available under the contracts. Certain providers of these types of services have agreed to provide such services to owners in accordance with Cova's administrative rules regarding such programs.

Cova has made no independent investigation of these programs. Cova has only established that these programs are compatible with our administrative systems and rules. Approved asset allocation programs are only available during the accumulation phase. Currently, Cova does not charge for participating in an approved asset allocation program.

Even though Cova permits the use of approved asset allocation programs, the contract was not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the investment portfolios, and when Cova becomes aware of such disruptive practices, we may modify the transfer provisions of the contract.

If you participate in an Approved Asset Allocation Program, the transfers made under the program are not taken into account in determining any transfer fee.

Voting Rights

Cova is the legal owner of the investment portfolio shares. However, Cova believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Cova owns on its own behalf. Should Cova determine that it is no longer required to comply with the above, we will vote the shares in our own right.

Substitution

Cova may be required to substitute one of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this.

5.   EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

Insurance Charges

Each day, Cova makes a deduction for its insurance charges. Cova does this as part of its calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts:

1)   the mortality and expense risk premium, and

2)   the administrative expense charge.

Mortality and Expense Risk Premium. This charge is equal, on an annual basis, to 1.25% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge is for the insurance benefits e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then Cova will bear the loss. Cova does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. Cova may use any profits it makes from this charge to pay for the costs of distributing the contract.

Administrative Expense Charge. This charge is equal, on an annual basis, to .15% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge, together with the contract maintenance charge (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. Cova does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, Cova will bear the loss.

Contract Maintenance Charge

During the accumulation phase, every year on the anniversary of the date when your contract was issued, Cova deducts $30 from your contract as a contract maintenance charge. (In South Carolina, the charge is the lesser of $30 or 2% of the value of the contract.) This charge is for administrative expenses (see above). This charge cannot be increased.

Cova will not deduct this charge during the accumulation phase, if when the deduction is to be made, the value of your contract is $50,000 or more. Cova may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. A pro rata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.


Withdrawal Charge

During the accumulation phase, you can make withdrawals from your contract. Cova keeps track of each purchase payment. Once a year after the first year (and once a year during the first year for purposes of payment of charitable remainder trust administration fees), you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal the value of your contract is $5,000 or more. Withdrawals for purposes of charitable remainder trust administration fees are included in the 10% free withdrawal amount. Otherwise, the charge is 5% of each purchase payment you take out, unless the payment was made more than 5 years ago. After Cova has had a purchase payment for 5 years, there is no charge when you withdraw that purchase payment. Cova does not assess a withdrawal charge on earnings withdrawn from the contract. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. The withdrawal order for calculating the withdrawal charge is shown below.

o    10% of purchase payments free.

o Remaining purchase payments that are over 5 years old and not subject to a withdrawal charge.

o    Earnings in the contract free.

o Remaining purchase payments that are less than 5 years old and not subject to a withdrawal charge.

For purposes of calculating the withdrawal charge, slightly different rules may apply to Section 1035 exchanges.

When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.

Cova does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

NOTE: For tax purposes, earnings are considered to come out first.

Reduction or Elimination of the Withdrawal Charge

General

Cova will reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with Cova. Cova will not deduct a withdrawal charge under a contract issued to an officer, director or employee of Cova or any of its affiliates.

Nursing Home Waiver

After you have owned the contract for one year, if you, or your joint owner, become confined to a nursing home or hospital for at least 90 consecutive days under a doctor's care and you need part or all of the money from your contract, Cova will not impose a withdrawal charge. You or your joint owner cannot have been so confined when you purchased your contract if you want to take advantage of this provision (confinement must begin after the first contract anniversary). This is called the Nursing Home Waiver. This provision is not available in all states.

Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. Cova is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is Cova's current practice to not charge anyone for these taxes until annuity payments begin. Cova may some time in the future discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 4%, depending on the state.

Transfer Fee

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred whichever is less.

If the transfer is part of the Dollar Cost Averaging Program, the Automatic Rebalancing Program or an Approved Asset Allocation Program, it will not count in determining the transfer fee.


Income Taxes

Cova will deduct from the contract for any income taxes which it incurs because of the contract. At the present time, we are not making any such deductions.

Investment Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the attached fund prospectuses.

6.   TAXES

NOTE: Cova has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Cova has included an additional discussion regarding taxes in the Statement of Additional Information.

Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs - either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

Qualified and Non-Qualified Contracts

If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans.

Withdrawals - Non-Qualified Contracts

If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty.
They include any amounts:

(1)  paid on or after the taxpayer reaches age 59 1/2;

(2)  paid after you die;

(3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

(4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

(5)  paid under an immediate annuity; or

(6)  which come from purchase payments made prior to August 14, 1982.


Withdrawals - Qualified Contracts

The above information describing the taxation of non-qualified contracts does not apply to qualified contracts. There are special rules that govern with respect to qualified contracts. We have provided a more complete discussion in the Statement of Additional Information.

Withdrawals - Tax-Sheltered Annuities

The Code limits the withdrawal of amounts attributable to purchase payments under a salary reduction agreement made by owners from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

(1)  reaches age 59 1/2;

(2)  leaves his/her job;

(3)  dies;

(4)  becomes disabled (as that term is defined in the Code); or

(5)  in the case of hardship.

However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Cova believes that the investment portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Cova would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the shares of the investment portfolios.

Due to the uncertainty in this area, Cova reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

7.   ACCESS TO YOUR MONEY

You can have access to the money in your contract:

(1)  by making a withdrawal (either a partial or a complete withdrawal);

(2)  by electing to receive annuity payments; or

(3) when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

When you make a complete withdrawal you will receive the withdrawal value of the contract. The withdrawal value of the contract is the value of the contract at the end of the business day when Cova receives a written request for a withdrawal:

o    less any applicable withdrawal charge,

o    less any premium tax, and

o    less any contract maintenance charge.

Unless you instruct Cova otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500. Cova requires that after a partial withdrawal is made you keep at least $500 in any selected investment portfolio. If the remaining withdrawal value would be less than $500 ($1,000 in New Jersey) after you make a partial withdrawal, the partial withdrawal amount will be the remaining withdrawal value.

There are limits to the amount you can withdraw from a qualified plan referred to as a 403(b) plan. For a more complete explanation see "Taxes" and the discussion in the Statement of Additional Information.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.


Systematic Withdrawal Program

You may use the Systematic Withdrawal Program. This program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be made for these payments. Cova does not have any charge for this program, but reserves the right to charge in the future. If you use this program, you may not also make a single 10% free withdrawal. For a discussion of the withdrawal charge and the 10% free withdrawal, see "Expenses."

Income taxes, tax penalties and certain restrictions may apply to Systematic Withdrawals.


Suspension of Payments or Transfers

Cova may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3.   an  emergency  exists  as a  result  of which  disposal  of  shares  of the
     investment  portfolios  is  not  reasonably   practicable  or  Cova  cannot
     reasonably value the shares of the investment portfolios;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

Cova has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

8.   PERFORMANCE

Cova periodically advertises performance of the various investment portfolios. Cova will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the expenses of the investment portfolio. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charge, withdrawal charges and the expenses of the investment portfolio.

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account. In addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

Cova may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

The Appendix contains performance information that you may find informative. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and results shown are not necessarily representative of future results.

9.   DEATH BENEFIT

Upon Your Death

If you die before annuity payments begin, Cova will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary.

Beginning May 1, 1999, at the time you buy the contract, you will receive Death Benefit Option A. If you purchased your contract before May 1, 1999, you received Death Benefit Option C. For these contracts (i.e., contracts purchased prior to May 1, 1999), effective beginning with your next contract anniversary on or after July 1, 1999, your death benefit will automatically be enhanced to Death Benefit Option B.

The death benefits are described below. The amount of death benefit depends on how old you or your joint owner is. If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.

DEATH BENEFIT OPTION A:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any contract anniversary while the owner, or a joint owner is living, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any prior contract anniversary on or before your or your joint owner's 80th birthday, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

DEATH BENEFIT OPTION B:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest of the values of your contract resulting from taking the contract value on any contract anniversary on or after July 1, 1999 while the owner, or a joint owner is living, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest of the values of your contract resulting from taking the contract value on any prior contract anniversary on or after July 1, 1999 and on or before your or your joint owner's 80th birthday, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

DEATH BENEFIT OPTION C:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest of the values resulting from taking the contract value on any five (5) year contract anniversary prior to the date of your death or the joint owner's death, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest of the values resulting from taking the contract value on any prior five (5) year contract anniversary on or before your or the joint owner's 80th birthday, plus any purchase payments you made after that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) made after that contract anniversary.

Check your contract and applicable endorsement for your death benefit.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

Payment under an annuity option may only be elected during the 60 day period beginning with the date Cova receives proof of death. If Cova does not receive an election during such time, it will make a single sum payment to the beneficiary at the end of the 60 day period.

Death of Annuitant

If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.


10.  OTHER INFORMATION


Cova

Cova Financial Services Life Insurance Company (Cova) was incorporated on August 17, 1981 as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased Cova which on that date changed its name to Cova Financial Services Life Insurance Company.

Cova is licensed to do business in the District of Columbia and all states except California, Maine, New Hampshire, New York and Vermont.

On August 26, 1999, it was announced that The Metropolitan Life Insurance Company would purchase General American Life Insurance Company, the parent company of Cova. Metropolitan Life is one of the country's oldest and most financially sound life insurance organizations.


Year 2000

Cova has developed and initiated plans to assure that its computer systems will function properly in the year 2000 and later years. These efforts have included receiving assurances from outside service providers that their computer systems will also function properly in this context. Included within these plans are the computer systems of the advisers and sub-advisers of the various investment portfolios underlying the Separate Account.

The total cost of implementing these plans is not expected to have a material effect on Cova's financial position or results of operations. Cova believes that it has taken all reasonable steps to address these potential problems. There can be no guarantee, however, that the steps taken will be adequate to avoid any adverse impact.

The Separate Account

Cova has established a separate account, Cova Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of Cova adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts.

The assets of the Separate Account are held in Cova's name on behalf of the Separate Account and legally belong to Cova. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business Cova may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts Cova may issue.

Distributor

Cova Life Sales Company (Life Sales), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, acts as the distributor of the contracts. Life Sales is an affiliate of Cova.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions up to 5.75% of purchase payments but, under certain circumstances, may be paid an additional .5% commission. Sometimes, Cova enters into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses, in addition to the standard commissions.

Ownership

Owner. You as the owner of the contract, have all the interest and rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner (this may be a taxable event). The beneficiary becomes the owner when a death benefit is payable.

Joint Owner. The contract can be owned by joint owners. Any joint owner must be the spouse of the other owner (except in Pennsylvania). Upon the death of either joint owner, the surviving spouse will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

Assignment

You can assign the contract at any time during your lifetime. Cova will not be bound by the assignment until it receives the written notice of the assignment. Cova will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. An assignment may be a taxable event.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

Financial Statements

The consolidated financial statements of Cova and the Separate Account have been included in the Statement of Additional Information.

Table of Contents of the Statement of Additional Information
     Company
     Experts
     Legal Opinions
     Distribution
     Calculation of Performance Information
     Federal Tax Status
     Annuity Provisions
     Financial Statements


APPENDIX A
Condensed Financial Information

Accumulation Unit Value History

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial
Statements.  This  information  should be read in conjunction  with the Separate
Account's Financial Statements and related notes which are included in the Statement of Additional Information.

                                                                                                   Year or   Year or     Year or
                                                                                                    Period    Period      Period
                                                                  Period Ended                       Ended     Ended       Ended
                                                                  6/30/99                          12/31/98  12/31/97    12/31/96
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Russell Insurance Funds

Aggressive Equity Sub-Account
     Beginning of Period                                          $9.96                             $10.00         *         *
     End of Period                                                 9.99                               9.96
     Number of Accum. Units
       Outstanding                                               744,069                           536,278
------------------------------------------------------------------------------------------------------------------------------------
Core Bond Sub-Account
     Beginning of Period                                          $10.59                            $10.00         *         *
     End of Period                                                 10.40                             10.59
     Number of Accum. Units
       Outstanding                                              2,235,884                         1,609,851

------------------------------------------------------------------------------------------------------------------------------------

Multi-Style Equity Sub-Account
     Beginning of Period                                          $12.69                            $10.00         *         *
     End of Period                                                 14.14                             12.69
     Number of Accum. Units
       Outstanding                                             3,133,906                           2,328,430
------------------------------------------------------------------------------------------------------------------------------------

Non-U.S. Sub-Account
     Beginning of Period                                          $11.14                           $10.00         *         *
     End of Period                                                 11.84                            11.14
     Number of Accum. Units
       Outstanding                                              1,276,329                         925,792
------------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
Money Market Sub-Account
     Beginning of Period                                          $11.11                            $10.67       $10.23    $10.00
     End of Period                                                 11.30                             11.11        10.67     10.23
     Number of Accum. Units
       Outstanding                                              3,291,555                          1,473,737     311,051   34,964
------------------------------------------------------------------------------------------------------------------------------------

* The accumulation unit values shown above for the beginning of the period for the Multi-Style Equity, Aggressive Equity, Non-U.S., Core Bond and Money Market sub-accounts reflect the dates these investment portfolios were first offered for sale through the Separate Account (December 31, 1997 for the Multi-Style Equity, Aggressive Equity, Non-U.S. and Core Bond sub-accounts and June 3, 1996 for the Money Market sub-account.)



APPENDIX B
PERFORMANCE INFORMATION




Future performance will vary and the results shown are not necessarily representative of future results.

Note: The figures below present investment performance information for the periods ended June 30, 1999. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after June 30, 1999 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

The portfolios listed below began operations before June 30, 1999. As a result, performance information is available for the accumulation unit values investing in these portfolios.

o Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column B presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of the portfolio.

Total Return for the periods ended 6/30/99:
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         Accumulation Unit Performance
                                                                              Column A                           Column B
                                                                           (reflects all                  (reflects insurance
                                                                            charges and                         charges and
                                                                         portfolio expenses)                portfolio expenses)

------------------------------------------------------------------------------------------------------------------------------------

                                      Separate Account
                                      Inception Date                                  since                             since
Portfolio                             in Portfolio                      1 yr          inception            1 yr         inception
------------------------------------------------------------------------------------------------------------------------------------


Russell Insurance Funds
   Aggressive Equity                  12/31/97                        (10.57)%       (3.20)%             (5.97)%        (0.04)%
   Core Bond                          12/31/97                         (3.78)%       (0.47)%               0.82%          2.66%
   Multi-Style Equity                 12/31/97                          13.68%        23.17%              18.29%         26.04%
   Non-U.S.                           12/31/97                           1.13%         8.96%               5.74%         11.97%
General American
Capital Company
   Money Market                       6/3/96                           (0.86)%          2.58%              3.75%          4.05%
------------------------------------------------------------------------------------------------------------------------------------

Appendix - Performance Information (continued)

PART 2 - HISTORICAL FUND PERFORMANCE

The contracts are relatively new and therefore have no meaningful performance history. However, the portfolios of Russell Insurance Funds and the Money Market
Fund of General American Capital Company have been in existence for some time and have an investment performance history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance was developed. The information is based upon the historical experience of the portfolios and is for the periods shown.

The chart below shows the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

o The performance figures in Column A reflect the fees and expenses paid by each portfolio.

o Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column C presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of each portfolio.

Total Return for the periods ended 6/30/99:
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         Accumulation Unit Performance
                                                                                  Column B                       Column C
                                                                                (reflects all             (reflects insurance
                                              Portfolio Performance             charges and                     charges and
                                                    Column A                 portfolio expenses)            portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------


                                Portfolio                   10 yrs or                      10 yrs or                      10 yrs or
                                Inception                   since                          since                          since
Portfolio                       Date        1 yr   5 yrs    inception     1 yr     5 yrs   inception     1 yr     5 yrs   inception
------------------------------------------------------------------------------------------------------------------------------------

Russell Insurance Funds



   Aggressive Equity            1/2/97   (4.64)%    - -      13.76%     (10.57)%    - -      7.76%      (5.97)%    - -     12.36%

   Core Bond                    1/2/97     2.24%    - -       6.34%      (3.78)%     - -      0.34%       0.82%     - -      4.94%

   Multi-Style Equity           1/2/97    19.96%    - -      28.18%       13.68%     - -     22.18%      18.29%     - -     26.78%

   Non-U.S.                     1/2/97     7.23%    - -       8.05%        1.13%     - -      2.05%       5.74%     - -      6.65%


------------------------------------------------------------------------------------------------------------------------------------

General American
Capital Company

   Money Market                 10/1/87    5.21%    5.54%     5.53%      (0.86)%   4.04%      4.03%       3.75%    4.14%     4.13%
------------------------------------------------------------------------------------------------------------------------------------







------------------------------
------------------------------
------------------------------




                         Cova Financial Services Life
                           Insurance Company
                         Attn: Variable Products
                         One Tower Lane
                         Suite 3000
                         Oakbrook Terrace, Illinois  60181-4644



Please send me, at no charge, the Statement of Additional Information dated November __, 1999, for the annuity contract issued by Cova.


               (Please print or type and fill in all information)




--------------------------------------------------------------------------------
Name




--------------------------------------------------------------------------------
Address




--------------------------------------------------------------------------------
City                               State                    Zip Code


CL-2093 (11/99)                                                         RUSS-MO













                                      COVA
                  Cova Financial Services Life Insurance Company




                         Marketing and Executive Office
                           One Tower Lane, Suite 3000
                        Oakbrook Terrace, IL 60181-4644
                                  800-523-1661




                             Annuity Service Office
                                 P.O. Box 10366
                              Des Moines, IA 50306
                                  800-343-8496









CL-2092 (5/99) Policy Form Series XL407, CL-407,XL-617,CL-617 21-RUSS-PROS(5/99)



                               PART A - VERSION C



The Fixed
And Variable Annuity

issued by

COVA VARIABLE ANNUITY
ACCOUNT ONE

and

COVA FINANCIAL SERVICES
LIFE INSURANCE COMPANY


This prospectus describes the Fixed and Variable Annuity Contract offered by Cova Financial Services Life Insurance Company (Cova).

The annuity contract has 51 investment choices - a fixed account which offers an interest rate which is guaranteed by Cova, and 50 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios (except as noted). CURRENTLY, IF YOU ARE NOT PARTICIPATING IN AN ASSET ALLOCATION PROGRAM, YOU CAN ONLY INVEST IN 15 INVESTMENT PORTFOLIOS AT ANY ONE TIME.


AIM Variable Insurance Funds, Inc.:

     Managed by A I M Advisors, Inc.
         AIM V.I. Capital Appreciation Fund
         AIM V.I. International Equity Fund
         AIM V.I. Value Fund


Alliance Variable Products Series Fund, Inc.:

     Managed by Alliance Capital
     Management L.P.
         Premier Growth Portfolio
         Real Estate Investment Portfolio

American Century Variable Portfolios, Inc.

    Managed by American Century Investment
    Management, Inc.
         VP Income & Growth Fund
         VP International Fund
         VP Value Fund

Cova Series Trust:

     Managed by J.P. Morgan
     Investment Management Inc.
         International Equity Portfolio
         Large Cap Stock Portfolio
         Quality Bond Portfolio
         Select Equity Portfolio
         Small Cap Stock Portfolio

     Managed by Lord, Abbett & Co.
         Bond Debenture Portfolio
         Developing Growth Portfolio
         Large Cap Research Portfolio
         Lord Abbett Growth and Income Portfolio
         Mid-Cap Value Portfolio

Dreyfus Stock Index Fund

     Managed by The Dreyfus Corporation
     (Index Fund Manager: Mellon Equity Associates)

Dreyfus Variable Investment Fund

     Managed by The Dreyfus Corporation
         Dreyfus VIF - Capital Appreciation Portfolio
         Dreyfus VIF - Disciplined Stock Portfolio


General American Capital Company:

     Managed by Conning Asset
     Management Company
         Money Market Fund


Goldman Sachs Variable Insurance Trust:

     Managed by Goldman Sachs
     Asset Management
         Goldman Sachs Growth and Income Fund

     Managed by Goldman Sachs
     Asset Management International

         Goldman Sachs Global Income Fund
         Goldman Sachs International Equity Fund

INVESCO Variable Investment Funds, Inc.

     Managed by INVESCO Funds Group, Inc.
         INVESCO VIF - Dynamics Fund
         INVESCO VIF - High Yield Fund

Kemper Variable Series:

     Managed by Scudder Kemper
     Investments, Inc.
         Kemper Government Securities Portfolio
         Kemper Small Cap Growth Portfolio
         Kemper Small Cap Value Portfolio

Scudder Variable Life Investment Fund

     Managed by Scudder Kemper Investments, Inc.
         International Portfolio

Liberty Variable Investment Trust:

     Managed by Newport Fund
     Management Inc.
         Newport Tiger Fund, Variable Series


MFS Variable Insurance Trust:

     Managed by Massachusetts
     Financial Services Company
         MFS Emerging Growth Series
         MFS Global Governments Series
            (formerly MFS World Governments)
         MFS Growth With Income Series
         MFS High Income Series
         MFS Research Series


PIMCO Variable Insurance Trust

     Managed by Pacific Investment
     Management Company
         PIMCO High Yield Bond Portfolio
         PIMCO Low Duration Bond Portfolio
         PIMCO StocksPLUS Growth and
          Income Portfolio
         PIMCO Total Return Bond Portfolio

Putnam Variable Trust:

     Managed by Putnam Investment
     Management, Inc.
         Putnam VT Growth and Income Fund Class IA Shares
         Putnam VT International Growth Fund Class IA Shares
         Putnam VT International New
           Opportunities Fund Class IA Shares
         Putnam VT New Value Fund Class IA Shares
         Putnam VT Vista Fund - Class IA Shares


Templeton Variable Products Series Fund:

     Managed by Franklin Advisers, Inc.
         Franklin Small Cap Investments Fund, Class 1 Shares

     Managed by Franklin Mutual Advisers, LLC
         Mutual Shares Investments Fund, Class 1 Shares

     Managed by Templeton Asset
     Management Ltd.
         Templeton Developing Markets Fund, Class 1 Shares

     Managed by Templeton Investment
     Counsel, Inc.
         Templeton International Fund, Class 1 Shares


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Cova Fixed and Variable Annuity Contract.

To learn more about the Cova Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated November ___, 1999. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally   a  part  of  the   prospectus.   The   SEC   maintains
a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus. For a free copy of the SAI, call us at (800)523-1661 or write us at: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

The Contracts:

o    are not bank deposits
o    are not federally insured
o    are not endorsed by any bank or government agency
o    are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

November ___, 1999




TABLE OF CONTENTS                                         Page

  INDEX OF SPECIAL TERMS                                     3

  SUMMARY                                                    4

  Fee Table                                                  6

  Examples                                                  11

  1. THE ANNUITY CONTRACT                                   14

  2. ANNUITY PAYMENTS (THE INCOME PHASE)                    14
     Annuity Date                                           14
     Annuity Payments                                       14
     Annuity Options                                        14

  3. PURCHASE                                               15
     Purchase Payments                                      15
     Allocation of Purchase Payments                        15
     Free Look                                              15
     Accumulation Units                                     15

  4. INVESTMENT OPTIONS                                     16
     AIM Variable Insurance Funds, Inc.                     16
     Alliance Variable Products Series Fund, Inc.           16
     American Century Variable Portfolios, Inc.
     Cova Series Trust                                      16
     Dreyfus Stock Index Fund
     Dreyfus Variable Investment Fund
     General American Capital Company                       16
     Goldman Sachs Variable Insurance Trust                 16
     INVESCO Variable Investment Funds, Inc.
     Kemper Variable Series                                 16
     Scudder Variable Life Investment Fund
     Liberty Variable Investment Trust                      16
     MFS Variable Insurance Trust                           17
     PIMCO Variable Insurance Trust
     Putnam Variable Trust                                  17
     Templeton Variable Products Series Fund                17
     Transfers                                              17
     Dollar Cost Averaging Program                          18
     Automatic Rebalancing Program                          18
     Approved Asset Allocation Programs                     18
     Voting Rights                                          18
     Substitution                                           18

  5. EXPENSES                                               19
     Insurance Charges                                      19
     Contract Maintenance Charge                            19
     Withdrawal Charge                                      19
     Reduction or Elimination of the Withdrawal Charge      19
     Premium Taxes                                          20
     Transfer Fee                                           20
     Income Taxes                                           20
     Investment Portfolio Expenses                          20

  6. TAXES                                                  20
     Annuity Contracts in General                           20
     Qualified and Non-Qualified Contracts                  20
     Withdrawals - Non-Qualified Contracts                  21
     Withdrawals - Qualified Contracts                      21
     Withdrawals - Tax-Sheltered Annuities                  21
     Diversification                                        21


  7. ACCESS TO YOUR MONEY                                   21
     Systematic Withdrawal Program                          22
     Suspension of Payments or Transfers                    22

  8. PERFORMANCE                                            22

  9. DEATH BENEFIT                                          22
     Upon Your Death                                        22
     Death of Annuitant                                     23

10. OTHER INFORMATION                                       24
     Cova                                                   24
     Year 2000                                              24
     The Separate Account                                   24
     Distributor                                            24
     Ownership                                              24
     Beneficiary                                            24
     Assignment                                             24
     Financial Statements                                   24

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION                                      24

APPENDIX A
Condensed Financial Information                            A-1

APPENDIX B                                                 B-1

APPENDIX C
Performance Information                                    C-1

INDEX OF SPECIAL TERMS
We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable and need an explanation. We have identified the following as some of these words or terms. They are identified in the text in italic and the page that is indicated here is where we believe you will find the best explanation for the word or term.
                                                          Page

Accumulation Phase                                          14
Accumulation Unit                                           15
Annuitant                                                   14
Annuity Date                                                14
Annuity Options                                             14
Annuity Payments                                            14
Annuity Unit                                                15
Beneficiary                                                 24
Fixed Account                                               14
Income Phase                                                14
Investment Portfolios                                       16
Joint Owner                                                 24
Non-Qualified                                               20
Owner                                                       24
Purchase Payment                                            15
Qualified                                                   20
Tax Deferral                                                20


SUMMARY

The sections in this Summary correspond to sections in this prospectus which discuss the topics in more detail.


1. THE ANNUITY CONTRACT:

The fixed and variable annuity contract offered by Cova is a contract between you, the owner, and Cova, an insurance company. The contract provides a means for investing on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

This contract offers 50 investment portfolios. These portfolios are designed to offer a potentially better return than the fixed account. However, this is NOT guaranteed. You can also lose your money.

The fixed account offers an interest rate that is guaranteed by the insurance company, Cova. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by Cova.

You can put money in up to 15 of the investment portfolios and the fixed account. (If you are participating in an asset allocation program, this limit may not apply.) You can transfer between accounts up to 12 times a year without charge or tax implications.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.

The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.



2. ANNUITY PAYMENTS (THE INCOME PHASE):

If you want to receive regular income from your annuity, you can choose an annuity option. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.



3. HOW TO PURCHASE THE CONTRACT:

You can buy this contract with $5,000 or more under most circumstances. You can add $500 or more any time you like during the accumulation phase. Your registered representative can help you fill out the proper forms.



4. INVESTMENT OPTIONS:

You can put your money in the investment portfolios which are described herein and in the prospectuses for the funds. Currently, if you are not participating in an asset allocation program, you can only invest in 15 investment portfolios at any one time. The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of these portfolios.



5. EXPENSES:

The contract has insurance features and investment features, and there are costs related to each.

o Each year Cova deducts a $30 contract maintenance charge from your contract. During the accumulation phase, Cova currently waives this charge if the value of your contract is at least $50,000.

o    Cova also  deducts  for its  insurance  charges  which  total  1.40% of the
     average  daily  value  of  your  contract   allocated  to  the   investment
     portfolios.

o If you take your money out, Cova may assess a withdrawal charge which is equal to 5% of the purchase payment you withdraw. After Cova has had a purchase payment for 5 years, there is no charge by Cova for a withdrawal of that purchase payment.

o When you begin receiving regular income payments from your annuity, Cova will assess a state premium tax charge, if applicable, which ranges from 0%
     - 4% depending upon the state.

o The first 12 transfers in a year are free. After that, a transfer fee of $25 or 2% of the amount transferred (whichever is less) is assessed.

o There are also investment charges which currently range from .205% to 1.66% of the average daily value of the investment portfolio depending upon the investment portfolio.



6. TAXES:

Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.



7. ACCESS TO YOUR MONEY:

You can take money out at any time during the accumulation phase. After the first year, you can take up to 10% of your total purchase payments each year without charge from Cova. Withdrawals of purchase payments in excess of that may be charged a withdrawal charge, depending on how long your money has been in the contract. However, Cova will never assess a withdrawal charge on earnings you withdraw. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. Of course, you may also have to pay income tax and a tax penalty on any money you take out.



8. DEATH BENEFIT:

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.



9. OTHER INFORMATION:

Free Look. If you cancel the contract within 10 days after receiving it (or whatever period is required in your state), we will send your money back without assessing a withdrawal charge. You will receive whatever your contract is worth on the day we receive your request. This may be more or less than your original payment. If we're required by law to return your original payment, we reserve the right to put your money in the Money Market Fund during the free look period.

No Probate. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

Who should purchase the contract? The contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state income tax brackets. You should not buy this contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

Additional Features. This contract has additional features you might be interested in. These include:

o You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

o You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

o You can arrange to automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

o Under certain circumstances, Cova will give you your money without a withdrawal charge if you need it while you're in a nursing home. We call this feature the Nursing Home Waiver.

These features are not available in all states and may not be suitable for your particular situation.



10. INQUIRIES:

If you need more information, please contact us at:

Cova Life Sales Company
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181
800-523-1661


COVA VARIABLE ANNUITY ACCOUNT ONE FEE TABLE
The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the Separate Account as well as of the investment portfolios.

Owner Transaction Expenses
Withdrawal Charge (see Note 1 below)
     5% of purchase payment withdrawn

Transfer Fee (see Note 2 below)
     No charge for first 12 transfers in a contract year; thereafter, the fee is $25 per transfer or, if less, 2% of the amount transferred.

Contract Maintenance Charge (see Note 3 below)
     $30 per contract per year

Separate Account Annual Expenses
(as a percentage of average account value)
     Mortality and Expense Risk Premium                  1.25%
     Administrative Expense Charge                        .15%
                                                          ---
     TOTAL SEPARATE ACCOUNT
     ANNUAL EXPENSES                                     1.40%





Investment Portfolio Expenses
(as a percentage of the average daily net assets of an investment portfolio)
                                                                                                                  Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds, Inc.
Managed by A I M Advisors, Inc.
       A I M V.I. Capital Appreciation Fund                           .62%                    .05%                    .67%
       A I M V.I. International Equity Fund                           .75%                    .16%                    .91%
       A I M V.I. Value Fund                                          .61%                    .05%                    .66%
------------------------------------------------------------------------------------------------------------------------------------

                                                                               Other Expenses after        Total Annual Portfolio
                                                                              (expense reimbursement       Expenses (after expense
                                                            Management            for Real Estate          reimbursement for Real
                                                               Fees            Investment Portfolio)    Estate Investment Portfolio)
------------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.
Managed by Alliance Capital Management L.P.
       Premier Growth Portfolio*                              1.00%                     .06%                        1.06%
       Real Estate Investment Portfolio**                      .08%                     .87%                         .95%
-----------------------------------------------------------------------------------------------------------------------------------

* The adviser to the Fund discontinued the expense reimbursement with respect to the Premier Growth Portfolio effective May 1, 1998.

** The expenses shown with respect to the Real Estate Investment Portfolio are net of voluntary reimbursements. Expenses have been capped at .95% annually and the adviser to the Fund intends to continue such reimbursements for the foreseeable future. The estimated expenses for the Real Estate Investment Portfolio, before reimbursement, are: .90% management fees and 1.41% for other expenses.

Investment Portfolio Expenses
(as a percentage of the average daily net assets of an investment portfolio)
                                                                                                                  Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.
Managed by American Century Investment Management, Inc.
       VP Income & Growth Fund                                        .70%                    .0%                     .70%
       VP International Fund                                         1.37%                    .0%                    1.37%
       VP Value Fund                                                 1.00%                    .0%                    1.00%
------------------------------------------------------------------------------------------------------------------------------------


COVA VARIABLE ANNUITY ACCOUNT ONE FEE TABLE (continued)
                                                                                                                  Total Annual
                                                                                         Other Expenses        Portfolio Expenses
                                                                                         (after expense          (after expense
                                                                   Management          reimbursement for        reimbursement for
                                                                      Fees           certain Portfolios)(1)  certain Portfolios)(1)
------------------------------------------------------------------------------------------------------------------------------------

Cova Series Trust
Managed by J.P. Morgan Investment Management Inc.
       International Equity Portfolio                                 .80%                    .28%                   1.08%
       Large Cap Stock Portfolio                                      .65%                    .10%                    .75%
       Quality Bond Portfolio                                         .55%                    .10%                    .65%
       Select Equity Portfolio                                        .68%                    .18%                    .86%
       Small Cap Stock Portfolio                                      .85%                    .27%                   1.12%


Managed by Lord, Abbett &Co.
       Bond Debenture Portfolio                                       .75%                    .10%                    .85%
       Developing Growth Portfolio                                    .90%                    .30%                   1.20%
       Large Cap Research Portfolio                                  1.00%                    .30%                   1.30%
       Lord Abbett Growth and Income Portfolio(2)                     .65%                    .07%                    .72%
       Mid-Cap Value Portfolio                                       1.00%                    .30%                   1.30%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Since May 1, 1996, Cova has been reimbursing the investment portfolios of Cova Series Trust for all operating expenses (exclusive of the management fees) in excess of approximately .10%. This reimbursement arrangement for the Select Equity, Small Cap Stock and International Equity Portfolios was discontinued effective May 1, 1999. Therefore, the amounts shown above under "Other Expenses" have been restated to reflect the actual expenses for these Portfolios for the year ended December 31, 1998. Effective May 1, 1999, Cova reimburses the Mid-Cap Value, Large Cap Research and Developing Growth Portfolios for all operating expenses (exclusive of the management fees) in excess of approximately .30% (instead of .10% as had been the case prior to May 1, 1999). This change is reflected above under "Other Expenses" for these three Portfolios. Absent the expense reimbursement, the percentages shown for total annual portfolio expenses for the year ended December 31, 1998 would have been .86% for the Quality Bond Portfolio, .94% for the Large Cap Stock Portfolio, .93% for the Bond Debenture Portfolio, 1.68% for the Mid-Cap Value Portfolio, 1.95% for the Large Cap Research Portfolio and 1.70% for the Developing Growth Portfolio.

(2) Estimated. The Portfolio commenced investment operations on January 8, 1999.

                                                                                                                  Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                                             .25%                    .01%                    .26%
Managed by The Dreyfus Corporation
(Index Fund Manager:  Mellon Equity Associates)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund
Managed by The Dreyfus Corporation
       Dreyfus VIF - Capital Appreciation Portfolio                     .75%                    .06%                    .81%
       Dreyfus VIF - Disciplined Stock Portfolio                        .75%                    .13%                    .88%
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                               Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
Managed by Conning Asset Management Company
      Money Market Fund                                               .125%                   .08%                    .205%
-----------------------------------------------------------------------------------------------------------------------------------

COVA VARIABLE ANNUITY ACCOUNT ONE FEE TABLE (continued)
                                                                                                                  Total Annual
                                                                                         Other Expenses        Portfolio Expenses
                                                                   Management            (after expense          (after expense
                                                                      Fees               reimbursement)*         reimbursement)*
-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust
Managed by Goldman Sachs Asset Management
       Goldman Sachs Growth and Income Fund                           .75%                    .15%                    .90%

Managed by Goldman Sachs Asset Management International
       Goldman Sachs Global Income Fund                               .90%                    .15%                   1.05%
       Goldman Sachs International Equity Fund                       1.00%                    .25%                   1.25%

-----------------------------------------------------------------------------------------------------------------------------------

* The investment advisers to the Goldman Sachs Growth and Income, International Equity and Global Income Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.15%, 0.25% and 0.15% per annum of such Funds' average daily net assets, respectively. The expenses shown include this reimbursement. If not included, the "Other Expenses" and "Total Annual Portfolio Expenses" for the Goldman Sachs Growth and Income, International Equity and Global Income Funds would be 1.94% and 2.69%, 1.97% and 2.97% and 2.40% and 3.30%, respectively. The reductions or limitations may be discontinued or modified by the investment advisers in their discretion at any time.

                                                                                                               Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment Funds, Inc.

Managed by INVESCO Funds Group, Inc.
       INVESCO VIF - Dynamics Fund                                    .60%                   .85%                  1.45%
       INVESCO VIF - High Yield Fund                                  .60%                   .47%                  1.07%
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                                  Total Annual
                                                                                    Other Expenses             Portfolio Expenses
                                                                                    (after expense               (after expense
                                                               Management          reimbursement for            reimbursement for
                                                                  Fees        Small Cap Value Portfolio)  Small Cap Value Portfolio)
------------------------------------------------------------------------------------------------------------------------------------

Kemper Variable Series
Managed by Scudder Kemper Investments, Inc.
       Kemper Government Securities Portfolio                     .55%                   .11%                         .66%
       Kemper Small Cap Growth Portfolio                          .65%                   .05%                         .70%
       Kemper Small Cap Value Portfolio                           .75%                   .05%*                        .80%
------------------------------------------------------------------------------------------------------------------------------------

* Pursuant to its agreement with Kemper Variable Series, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 1999, to limit their respective fees and to reimburse other operating expenses, in a manner communicated to the Board of the Fund, to the extent necessary to limit total operating expenses of the Kemper Small Cap Value Portfolio to .84%. The amounts set forth in the table above reflect actual expenses for the past fiscal year, which were lower than these expense limits.

                                                                                                                  Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
------------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Life Investment Fund
Managed by Scudder Kemper Investments, Inc.
       International Portfolio                                .862%                   .184%                 1.046%
------------------------------------------------------------------------------------------------------------------------------------




COVA VARIABLE ANNUITY ACCOUNT ONE FEE TABLE (continued)
                                                                                                                  Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
------------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
Managed by Newport Fund Management Inc.
       Newport Tiger Fund, Variable Series                            .90%                    .40%                   1.30%
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                                  Total Annual
                                                                                         Other Expenses        Portfolio Expenses
                                                                                         (after expense          (after expense
                                                                   Management             reimbursement           reimbursement
                                                                      Fees             for certain Series)     for certain Series)
------------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (1)
Managed by Massachusetts Financial Services Company

       MFS Emerging Growth Series                                     .75%                    .10%                    .85%
       MFS Global Governments Series (2)                              .75%                    .26%                   1.01%
       MFS Growth With Income Series                                  .75%                    .13%                    .88%
       MFS High Income Series                                         .75%                    .28%                   1.03%
       MFS Research Series                                            .75%                    .11%                    .86%
------------------------------------------------------------------------------------------------------------------------------------

(1) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.

(2) MFS has agreed to bear expenses for the Global Governments Series subject to reimbursement by this series, such that the series' "Other Expenses" shall not exceed 0.25% of the average daily net assets of the series during the current fiscal year. Absent the expense reimbursement, the Total Annual Portfolio Expenses for the year ended December 31, 1998, would have been 1.11% for the MFS Global Governments Series. The payments made by MFS on behalf of the series under this arrangement are subject to reimbursement by the series to MFS, which will be accomplished by the payment of an expense reimbursement fee by the series to MFS computed and paid monthly at a percentage of the series' average daily net assets for its then current fiscal year, with a limitation that immediately after such payment, the series' "Other Expenses" will not exceed the percentage set forth above for this series. The obligation of MFS to bear the series' "Other Expenses" pursuant to this arrangement, and the series' obligation to pay the reimbursement fee to MFS, terminates on the earlier of the date on which payments made by this series equal the prior payment of such reimbursable expenses by MFS or December 31, 2004. MFS may, in its discretion, terminate this arrangement at an earlier date provided that the arrangement will continue for this series until at least May 1, 2000, unless terminated with the consent of the board of trustees which oversees this series.

COVA VARIABLE ANNUITY ACCOUNT ONE FEE TABLE (continued)


                                                                                                                  Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses*
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PIMCO Variable Insurance Trust
Managed by Pacific Investment Management Company

       PIMCO High Yield Bond Portfolio                                .50%                    .25%                    .75%
       PIMCO Low Duration Bond Portfolio                              .40%                    .25%**                  .65%
       PIMCO StocksPLUS Growth and Income Portfolio                   .40%                    .25%                    .65%
       PIMCO Total Return Bond Portfolio                              .40%                    .25%                    .65%
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* PIMCO, the investment adviser, has agreed to reduce its administrative fee, subject to potential future reimbursements, to the extent that total Portfolio operating expenses would exceed, due to organizational expenses and the payment by each Portfolio of its pro rata portion of the Trust's Trustees' fees, 0.65% with respect to the Low Duration Bond, StocksPLUS Growth and Income and Total
Return Bond Portfolios and 0.75% with respect to the High Yield Bond Portfolio.

**Other Expenses are based on estimates for the current fiscal year.


                                                                                                              Total Annual
                                                                                         Other Expenses        Portfolio Expenses
                                                                                         (after expense          (after expense
                                                                   Management           reimbursement for       reimbursement for
                                                                      Fees               one Portfolio)          one Portfolio)
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Putnam Variable Trust
Managed by Putnam Investment Management, Inc.
       Putnam VT Growth and Income Fund - Class IA Shares                  .46%                    .04%                    .50%
       Putnam VT International Growth Fund - Class IA Shares               .80%                    .27%                   1.07%
       Putnam VT International New Opportunities Fund - Class IA Shares*  1.18%                    .42%                   1.60%
       Putnam VT New Value Fund - Class IA Shares                          .70%                    .11%                    .81%
       Putnam VT Vista Fund - Class IA Shares                              .65%                    .12%                    .77%
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* The Management Fees and Total Annual Portfolio Expenses reflect an expense limitation. In the absence of the expense limitation, the Management Fees and Total Annual Portfolio Expenses would have been 1.20% and 1.62%, respectively.


                                                                                                                  Total Annual
                                                                                         Other Expenses        Portfolio Expenses
                                                                                         (after expense          (after expense
                                                                   Management           reimbursement for       reimbursement for
                                                                      Fees               one Portfolio)          one Portfolio)
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Templeton Variable Products Series Fund

Managed by Franklin Advisers, Inc.
       Franklin Small Cap Investments Fund,
         Class 1 Shares*                                              .15%                    .85%                   1.00%

Managed by Franklin Mutual Advisers, LLC
  Mutual Shares Investments Fund,
         Class 1 Shares *                                             .00%                   1.00%                    1.00%

Managed by Templeton Asset Management Ltd.
       Templeton Developing Markets Fund,
         Class 1 Shares                                              1.25%                    .41%                    1.66%

Managed by Templeton Investment Counsel, Inc.
       Templeton International Fund,
         Class 1 Shares                                               .69%                    .17%                     .86%

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* Figures reflect expenses from the Fund's inception on May 1, 1998, which have been annualized for the Management Fees and estimated for Other Expenses. The investment manager agreed in advance to limit management fees and make certain payments to reduce Fund expenses as necessary so that Total Annual Portfolio Expenses did not exceed 1.00% of the Fund's Class 1 net assets in 1998. The investment manager has agreed to continue this arrangement through 1999. Management Fees, Other Expenses and Total Annual Portfolio Expenses in 1998 before any waivers were as follows: 0.75%, 1.00% and 1.75% for the Franklin Small Cap Investments Fund and 0.60%, 2.27% and 2.87% for the Mutual Shares Investments Fund.

Examples

The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.
For purposes of the examples, the assumed average contract size is $30,000.

You would pay the following expenses on a $1,000 investment, assuming a

5% annual return on assets:             (a)   if you surrender the contract at the end of each time period;
                                        (b)   if you do not surrender the contract or if you apply the contract value to an annuity option.

                                                                                            Time Periods

                                                                  1 year            3 years           5 years           10 years
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AIM Variable Insurance Funds, Inc.
Managed by A I M Advisors, Inc.
       AIM V.I. Capital Appreciation                               (a)  $71.99      (a) $112.73       (a)  $160.90      (a) $247.97
                                                                   (b)  $21.99      (b) $ 67.73       (b)  $115.90      (b) $247.97
       AIM V.I. International Equity                               (a)  $74.40      (a) $119.97       (a)  $173.00      (a) $272.25
                                                                   (b)  $24.40      (b) $ 74.97       (b)  $128.00      (b) $272.25
       AIM V.I. Value                                              (a)  $71.89      (a) $112.42       (a)  $160.39      (a) $246.95
                                                                   (b)  $21.89      (b) $ 67.42       (b)  $115.39      (b) $246.95
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Alliance Variable Products Series Fund, Inc.
Managed by Alliance Capital Management L.P.
       Premier Growth                                              (a)  $75.90      (a) $124.47       (a)  $180.49      (a) $287.10
                                                                   (b)  $25.90      (b) $ 79.47       (b)  $135.49      (b) $287.10
       Real Estate Investment                                      (a)  $74.80      (a) $121.17       (a)  $175.00      (a) $276.23
                                                                   (b)  $24.80      (b) $ 76.17       (b)  $130.00      (b) $276.23
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American Century Variable Portfolios, Inc.
Managed by American Century Investment Management, Inc.
        VP Income & Growth                                         (a)  $72.29      (a) $113.63
                                                                   (b)  $22.29      (b) $ 68.63
        VP International                                           (a)  $78.99      (a) $133.70
                                                                   (b)  $28.99      (b) $ 88.70
        VP Value                                                   (a)  $75.30      (a) $122.67
                                                                   (b)  $25.30      (b) $ 77.67
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Cova Series Trust
Managed by J.P. Morgan Investment Management Inc.
       International Equity                                        (a)  $76.10      (a) $125.06       (a)  $181.48      (a) $289.07
                                                                   (b)  $26.10      (b) $ 80.06       (b)  $136.48      (b) $289.07
       Large Cap Stock                                             (a)  $72.80      (a) $115.15       (a)  $164.95      (a) $256.13
                                                                   (b)  $22.80      (b) $ 70.15       (b)  $119.95      (b) $256.13
       Quality Bond                                                (a)  $71.79      (a) $112.12       (a)  $159.89      (a) $245.92
                                                                   (b)  $21.79      (b) $ 67.12       (b)  $114.89      (b) $245.92
       Select Equity                                               (a)  $73.90      (a) $118.46       (a)  $170.49      (a) $267.24
                                                                   (b)  $23.90      (b) $ 73.46       (b)  $125.49      (b) $267.24
       Small Cap Stock                                             (a)  $76.50      (a) $126.26       (a)  $183.47      (a) $292.98
                                                                   (b)  $26.50      (b) $ 81.26       (b)  $138.47      (b) $292.98
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Managed by Lord, Abbett & Co.
       Bond Debenture                                              (a)  $73.80      (a) $118.16       (a)  $169.99      (a) $266.24
                                                                   (b)  $23.80      (b) $ 73.16       (b)  $124.99      (b) $266.24
       Developing Growth                                           (a)  $77.30      (a) $128.65       (a)  $187.42      (a) $300.75
                                                                   (b)  $27.30      (b) $ 83.65       (b)  $142.42      (b) $300.75
       Large Cap Research                                          (a)  $78.30      (a) $131.62       (a)  $192.35      (a) $310.37
                                                                   (b)  $28.30      (b) $ 86.62       (b)  $147.35      (b) $310.37
       Lord Abbett Growth and Income                               (a)  $72.49      (a) $114.24       (a)  $163.43      (a) $253.08
                                                                   (b)  $22.49      (b) $ 69.24       (b)  $118.43      (b) $253.08
       Mid-Cap Value                                               (a)  $78.30      (a) $131.62       (a)  $192.35      (a) $310.37
                                                                   (b)  $28.30      (b) $ 86.62       (b)  $147.35      (b) $310.37
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Examples (continued)


                                                                                            Time Periods
                                                                  1 year            3 years           5 years           10 years
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Dreyfus Stock Index Fund
Managed by The Dreyfus Corporation (Index Fund
Manager:  Mellon Equity Associates)                                (a)  $67.87      (a)  $100.23
                                                                   (b)  $17.87      (b)  $ 55.23
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Dreyfus Variable Investment Fund
Managed by The Dreyfus Corporation
        Dreyfus VIF - Capital Appreciation                         (a)  $73.40      (a)  $116.96
                                                                   (b)  $23.40      (b)  $ 71.96
        Dreyfus VIF - Disciplined Stock                            (a)  $74.10      (a)  $119.07
                                                                   (b)  $24.10      (b)  $ 74.07
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General American Capital Company
Managed by Conning Asset Management Company
       Money Market                                                (a)  $67.31      (a)  $ 98.54     (a)  $137.02       (a) $199.08
                                                                   (b)  $17.31      (b)  $ 53.54     (b) $  92.02       (b) $199.08
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Goldman Sachs Variable Insurance Trust
Managed by Goldman Sachs Asset Management
       Goldman Sachs Growth and Income Fund                        (a)  $74.30      (a)  $119.67      (a)  $172.50      (a) $271.25
                                                                   (b)  $24.30      (b)  $ 74.67      (b)  $127.50      (b) $271.25

Managed by Goldman Sachs Asset Management International
       Goldman Sachs Global Income Fund                            (a)  $75.80      (a)  $124.17      (a)  $179.99      (a) $286.12
                                                                   (b)  $25.80      (b)  $ 79.17      (b)  $134.99      (b) $286.12
       Goldman Sachs International Equity Fund                     (a)  $77.80      (a)  $130.14      (a)  $189.89      (a) $305.57
                                                                   (b)  $27.80      (b)  $ 85.14      (b)  $144.89      (b) $305.57
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INVESCO Variable Investment Funds, Inc.
Managed by INVESCO Funds Group, Inc.
       INVESCO VIF - Dynamics                                      (a)  $79.79      (a) $136.07
                                                                   (b)  $29.79      (b) $ 91.07
       INVESCO VIF - High Yield                                    (a)  $76.00      (a) $124.77
                                                                   (b)  $26.00      (b) $ 79.77
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Kemper Variable Series
Managed by Scudder Kemper Investments, Inc.
       Kemper Government Securities                                (a)  $71.89      (a)  $112.42      (a)  $160.39      (a) $246.95
                                                                   (b)  $21.89      (b)  $ 67.42      (b)  $115.39      (b) $246.95
       Kemper Small Cap Growth                                     (a)  $72.29      (a)  $113.63      (a)  $162.42      (a) $251.04
                                                                   (b)  $22.29      (b)  $ 68.63      (b)  $117.42      (b) $251.04
       Kemper Small Cap Value                                      (a)  $73.70      (a)  $117.86      (a)  $169.49      (a) $265.23
                                                                   (b)  $23.70      (b)  $ 72.86      (b)  $124.49      (b) $265.23
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Scudder Variable Life Investment Fund
Managed by Scudder Kemper Investments, Inc.
       International                                               (a)  $75.76      (a)  $124.05
                                                                   (b)  $25.76      (b)  $ 79.05
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Liberty Variable Investment Trust
Managed by Newport Fund Management Inc.
       Newport Tiger Fund, Variable Series                         (a)  $78.30      (a)  $131.62      (a)  $192.35      (a) $310.37
                                                                   (b)  $28.30      (b)  $ 86.62      (b)  $147.35      (b) $310.37
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MFS Variable Insurance Trust
Managed by Massachusetts Financial Services Company
       MFS Emerging Growth                                         (a)  $73.80      (a)  $118.16      (a)  $169.99      (a) $266.24
                                                                   (b)  $23.80      (b)  $ 73.16      (b)  $124.99      (b) $266.24
       MFS Global Governments                                      (a)  $75.40      (a)  $122.97      (a)  $178.00      (a) $282.18
                                                                   (b)  $25.40      (b)  $ 77.97      (b)  $133.00      (b) $282.18
       MFS Growth With Income                                      (a)  $74.10      (a)  $119.07      (a)  $171.50      (a) $269.25
                                                                   (b)  $24.10      (b)  $ 74.07      (b)  $126.50      (b) $269.25
       MFS High Income                                             (a)  $75.60      (a)  $123.57      (a)  $179.00      (a) $284.15
                                                                   (b)  $25.60      (b)  $ 78.57      (b)  $134.00      (b) $284.15
       MFS Research                                                (a)  $73.90      (a)  $118.46      (a)  $170.49      (b) $267.24
                                                                   (b)  $23.90      (b)  $ 73.46      (b)  $125.49      (b) $267.24
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PIMCO Variable Insurance Trust
Managed by Pacific Investment Management Company
       PIMCO High Yield Bond                                       (a)  $72.80      (a)  $115.15
                                                                   (b)  $22.80      (b)  $ 70.15
       PIMCO Low Duration Bond                                     (a)  $71.79      (a)  $112.12
                                                                   (b)  $21.79      (b)  $ 67.12
       PIMCO StocksPLUS Growth and Income                          (a)  $71.79      (a)  $112.12
                                                                   (b)  $21.79      (b)  $ 67.12
       PIMCO Total Return Bond                                     (a)  $71.79      (a)  $112.12
                                                                   (b)  $21.79      (b)  $ 67.12
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Putnam Variable Trust
Managed by Putnam Investment Management, Inc.
       Putnam VT Growth and Income - Class IA Shares               (a)  $70.29      (a)  $107.56      (a)  $152.24      (a) $230.39
                                                                   (b)  $20.29      (b)  $ 62.56      (b)  $107.24      (b) $230.39
       Putnam VT International Growth - Class IA Shares            (a)  $76.00      (a)  $124.77      (a)  $180.99      (a) $288.08
                                                                   (b)  $26.00      (b)  $ 79.77      (b)  $135.99      (b) $288.08
       Putnam VT International New Opportunities - Class IA Shares (a)  $81.28      (a)  $140.49      (a)  $206.96      (a) $338.60
                                                                   (b)  $31.28      (b)  $ 95.49      (b)  $161.96      (b) $338.60
       Putnam VT New Value - Class IA Shares                       (a)  $73.40      (a)  $116.96      (a)  $167.98      (a) $262.21
                                                                   (b)  $23.40      (b)  $ 71.96      (b)  $122.98      (b) $262.21
       Putnam VT Vista - Class IA Shares                           (a)  $73.00      (a)  $115.75      (a)  $165.96      (a) $258.16
                                                                   (b)  $23.00      (b)  $ 70.75      (b)  $120.96      (b) $258.16
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Templeton  Variable  Products  Series Fund,  Class 1 Shares
Managed by Franklin Advisers, Inc.
       Franklin Small Cap Investments                              (a)  $75.30      (a)  $122.67
                                                                   (b)  $25.30      (b)  $ 77.67
Managed by Franklin Mutual Advisers, LLC
       Mutual Shares Investments                                   (a)  $75.30      (a)  $122.67      (a)  $177.50      (a) $281.19
                                                                   (b)  $25.30      (b)  $ 77.67      (b)  $132.50      (b) $281.19

Managed by Templeton Asset Management Ltd.
       Templeton Developing Markets                                (a)  $81.88      (a)  $142.26      (a)  $209.86      (a) $344.13
                                                                   (b)  $31.88      (b)  $ 97.26      (b)  $164.86      (b) $344.13
Managed by Templeton Investment Counsel, Inc.
       Templeton International                                     (a)  $73.90      (a)  $118.46      (a)  $170.49      (a) $267.24
                                                                   (b)  $23.90      (b)  $ 73.46      (b)  $125.49      (b) $267.24
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Explanation of Fee Table

1. The withdrawal charge is 5% of the purchase payments you withdraw. After Cova has had a purchase payment for 5 years, there is no charge by Cova for a withdrawal of that purchase payment. You may also have to pay income tax and a tax penalty on any money you take out. After the first year, you can take up to 10% of your total purchase payments each year without a charge from Cova.

2. Cova will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is for the Dollar Cost Averaging, Automatic Rebalancing or Approved Asset Allocation Programs.

3.   During  the  accumulation   phase,   Cova  will  not  charge  the  contract
     maintenance charge if the value of your contract is $50,000 or more, although, if you make a complete withdrawal, Cova will charge the contract maintenance charge.

4. Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

     There is an accumulation unit value history (Condensed Financial Information)contained in Appendix A.

1.   THE ANNUITY CONTRACT

This Prospectus  describes the Fixed and Variable  Annuity  Contract  offered by
Cova.

An annuity is a contract between you, the owner, and an insurance company (in this case Cova), where the insurance company promises to pay an income to you, in the form of annuity payments, beginning on a designated date that is at least 30 days in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase.

The contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by Cova. Cova guarantees that the interest rate credited to the fixed account will not be less than 3% per year. If you select the fixed account, your money will be placed with the other general assets of Cova. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying Cova in writing. You and your spouse can be named joint owners. We have described more information on this under "Other Information."

2.   ANNUITY PAYMENTS (THE INCOME PHASE)

Annuity Date

Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month.

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one month after you buy the contract.


Annuity Payments

You will receive annuity payments during the income phase. In general, annuity payments must begin by the annuitant's 85th birthday or 10 years from the date the contract was issued, whichever is later (this requirement may differ slightly for special programs). The annuitant is the person whose life we look to when we make annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

o    fixed account,
o    the investment portfolio(s), or
o    a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the 3% assumed investment rate used in the annuity table for the contract, and

3)   the performance of the investment portfolios you selected.

If the actual performance exceeds the 3% assumed investment rate, your annuity payments will increase. Similarly, if the actual investment rate is less than 3%, your annuity payments will decrease.

Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment ($2,000 if the contract is issued in Massachusetts or Texas). In that case, Cova may provide your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $100 a month ($20 in Texas), Cova has the right to change the frequency of payments so that your annuity payments are at least $100 ($20 in Texas).


Annuity Options

You can choose among income plans. We call those annuity options. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

You can choose one of the following annuity options or any other annuity option acceptable to Cova. After annuity payments begin, you cannot change the annuity option.

Option 1. Life Annuity. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments.

Option 2. Life Annuity With 5, 10 or 20 Years Guaranteed. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

Option 3. Joint and Last Survivor Annuity. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 66-2/3 % or 50% of the amount that we would have paid if both were alive.



3.   PURCHASE

Purchase Payments

A purchase payment is the money you give us to invest in the contract. The minimum we will accept is $5,000 when the contract is purchased as a non-qualified contract. If you are purchasing the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000. The maximum we accept is $1 million without our prior approval. You can make additional purchase payments of $500 or more to either type of contract.


Allocation of Purchase Payments

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or one or more of the investment portfolios you have selected. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.


Free Look

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). When you cancel the contract within this time period, Cova will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. In certain states, or if you have purchased the contract as an IRA, we may be required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state). If that is the case, we reserve the right to put your purchase payment in the Money Market Fund for 15 days before we allocate your first purchase payment to the investment portfolio(s) you have selected. (In some states, the period may be longer.) In such case, we will refund the greater of purchase payments (less withdrawals) or contract value. Currently, Cova directly allocates your purchase payment to the investment portfolios and/or fixed account you select.


Accumulation Units

The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every day we determine the value of an accumulation unit for each of the investment portfolios. We do this by:

1. determining the total amount of money invested in the particular investment portfolio;

2. subtracting from that amount any insurance charges and any other charges such as taxes we have deducted; and

3.   dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

Example:

   On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Quality Bond Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Quality Bond Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Quality Bond Portfolio.



4.   INVESTMENT OPTIONS

The contract offers 50 investment portfolios which are listed below. Currently, if you are not participating in an asset allocation program, you can only invest in 15 investment portfolios at any one time. Additional investment portfolios may be available in the future.

You should read the prospectuses for these funds carefully before investing. Copies of these prospectuses are attached to this prospectus. Certain portfolios contained in the fund prospectuses may not be available with your contract. (See Appendix B which contains a summary of investment objectives for each investment portfolio.)


AIM VARIABLE INSURANCE FUNDS, INC.

AIM Variable Insurance Funds, Inc. is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio.
The following portfolios are available under the contract:

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Equity Fund
   AIM V.I. Value Fund


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   Premier Growth Portfolio
   Real Estate Investment Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

American Century Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   VP Income & Growth Fund
   VP International Fund
   VP Value Fund

COVA SERIES TRUST

Cova Series Trust is managed by Cova Investment Advisory Corporation (Cova Advisory), which is an affiliate of Cova. Cova Series Trust is a mutual fund with multiple portfolios. Cova Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. The following portfolios are available under the contract:

J.P. Morgan Investment Management Inc. is the sub-adviser to the following portfolios:

   International Equity Portfolio
   Large Cap Stock Portfolio
   Quality Bond Portfolio
   Select Equity Portfolio
   Small Cap Stock Portfolio

Lord, Abbett & Co. is the sub-adviser to the following portfolios:

   Bond Debenture Portfolio
   Developing Growth Portfolio
   Large Cap Research Portfolio
   Lord Abbett Growth and Income Portfolio
   Mid-Cap Value Portfolio

DREYFUS STOCK INDEX FUND

The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and provide day-to-day management of the Fund's investments.

DREYFUS VARIABLE INVESTMENT FUND

Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. The following portfolios are available under the contract:

   Dreyfus VIF - Capital Appreciation Portfolio
   Dreyfus VIF - Disciplined Stock Portfolio


GENERAL AMERICAN CAPITAL COMPANY

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

   Money Market Fund


GOLDMAN SACHS VARIABLE INSURANCE TRUST

Goldman Sachs Variable Insurance Trust is a mutual fund with multiple portfolios. Goldman Sachs Asset Management is the investment adviser for the Goldman Sachs Growth and Income Fund and Goldman Sachs Asset Management International is the investment adviser for the Goldman Sachs International Equity Fund and the Goldman Sachs Global Income Fund. The following portfolios are available under the contract:

   Goldman Sachs Global Income Fund
   Goldman Sachs Growth and Income Fund
   Goldman Sachs International Equity Fund

INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following portfolios are available under the contract:

   INVESCO VIF - Dynamics Fund
   INVESCO VIF - High Yield Fund

KEMPER VARIABLE SERIES

Kemper Variable Series is a mutual fund with multiple portfolios. Scudder Kemper Investments, Inc. is the investment adviser for the Kemper Government Securities Portfolio, the Kemper Small Cap Growth Portfolio and the Kemper Small Cap Value Portfolio. The following portfolios are available under the contract:

   Kemper Government Securities Portfolio
   Kemper Small Cap Growth Portfolio
   Kemper Small Cap Value Portfolio

SCUDDER VARIABLE LIFE INVESTMENT FUND

Scudder Variable Life Investment Fund is a mutual fund with multiple portfolios. Scudder Kemper Investments, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:

   International Portfolio

LIBERTY VARIABLE INVESTMENT TRUST

Liberty Variable Investment Trust is a mutual fund with multiple portfolios. Liberty Advisory Services Corp. (LASC) is the investment manager to the Trust. LASC has engaged Newport Fund Management, Inc. as sub-adviser to provide investment advice for the Newport Tiger Fund, Variable Series. The following portfolio is available under the contract:

   Newport Tiger Fund, Variable Series
   (a portfolio investing in equity securities of companies located in certain countries of Asia).

MFS VARIABLE INSURANCE TRUST

MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

   MFS Emerging Growth Series
   MFS Global Governments Series
     (formerly MFS World Governments Series)
   MFS Growth With Income Series
   MFS High Income Series
   MFS Research Series

PIMCO VARIABLE INSURANCE TRUST

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

   PIMCO High Yield Bond Portfolio
   PIMCO Low Duration Bond Portfolio
   PIMCO StocksPLUS Growth and Income Portfolio
   PIMCO Total Return Bond Portfolio

PUTNAM VARIABLE TRUST

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   Putnam VT Growth and Income  Fund - Class IA Shares
   Putnam VT International Growth Fund - Class IA Shares
   Putnam VT International New Opportunities Fund - Class IA Shares Putnam VT New Value Fund - Class IA Shares
   Putnam VT Vista Fund (a stock portfolio) - Class IA Shares


TEMPLETON VARIABLE PRODUCTS SERIES FUND

Templeton Variable Products Series Fund is a mutual fund with multiple portfolios. Each portfolio has two classes of shares: Class 1 and Class 2. The portfolios available in connection with your contract are Class 1 shares. Franklin Advisers, Inc. is the investment adviser for the Franklin Small Cap Investments Fund, Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Fund, Templeton Investment Counsel, Inc. is the investment adviser for the Templeton International Fund and Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Investments Fund. The following portfolios are available under the contract:

   Franklin Small Cap Investments Fund, Class 1 Shares
   Mutual Shares Investments Fund, Class 1 Shares
   Templeton Developing Markets Fund, Class 1 Shares
   Templeton International Fund, Class 1 Shares

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Cova. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

Cova may enter into certain  arrangements  under which it is  reimbursed  by the
investment   portfolios'  advisers,   distributors  and/or  affiliates  for  the
administrative services which it provides to the portfolios.

Transfers

You can transfer money among the fixed account and the investment portfolios.

Cova has reserved the right during the year to terminate or modify the transfer provisions described below.

Telephone Transfers. You and/or your registered representative on your behalf, can make transfers by telephone. Telephone transfers will be automatically permitted unless you tell us otherwise. If you own the contract with a joint owner, unless Cova is instructed otherwise, Cova will accept instructions from either you or the other owner. Cova will use reasonable procedures to confirm that instructions given us by telephone are genuine. If Cova fails to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Cova tape records all telephone instructions.

Transfers during the Accumulation Phase. You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The following apply to any transfer during the accumulation phase:

1. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

2.   Your request for transfer must clearly state how much the transfer is for.

3.   You cannot make any transfers within 7 calendar days of the annuity date.

Transfers during the Income Phase. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.

Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the Money Market Fund or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

Cova reserves the right to modify, terminate or suspend the Dollar Cost Averaging Program.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the Money Market Fund or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program.

There is no additional charge for participating in the Dollar Cost Averaging Program. If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. Cova may, from time to time, offer other dollar cost averaging programs which may have terms different from those described above.


Automatic Rebalancing Program

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st day after the end of the period you selected.

The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

Example:
   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Quality Bond Portfolio and 60% to be in the Select Equity Portfolio. Over the next 2-1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Cova will sell some of your units in the Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the Select Equity Portfolio to increase those holdings to 60%.


Approved Asset Allocation Programs

Cova recognizes the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment options available under the contracts. Certain providers of these types of services have agreed to provide such services to owners in accordance with Cova's administrative rules regarding such programs.

Cova has made no independent investigation of these programs. Cova has only established that these programs are compatible with our administrative systems and rules. Approved asset allocation programs are only available during the accumulation phase. Currently, Cova does not charge for participating in an approved asset allocation program.

Even though Cova permits the use of approved asset allocation programs, the contract was not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the investment portfolios, and when Cova becomes aware of such disruptive practices, we may modify the transfer provisions of the contract.

If you participate in an Approved Asset Allocation Program, the transfers made under the program are not taken into account in determining any transfer fee.


Voting Rights

Cova is the legal owner of the investment portfolio shares. However, Cova believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Cova owns on its own behalf. Should Cova determine that it is no longer required to comply with the above, we will vote the shares in our own right.

Substitution

Cova may be required to substitute one of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this.

5.   EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:


Insurance Charges

Each day, Cova makes a deduction for its insurance charges. Cova does this as part of its calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts:

1)   the mortality and expense risk premium, and
2)   the administrative expense charge.

Mortality and Expense Risk Premium. This charge is equal, on an annual basis, to 1.25% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge is for all the insurance benefits e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then Cova will bear the loss. Cova does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. Cova may use any profits it makes from this charge to pay for the costs of distributing the contract.

Administrative Expense Charge. This charge is equal, on an annual basis, to .15% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge, together with the contract maintenance charge (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. Cova does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, Cova will bear the loss.

Contract Maintenance Charge

During the accumulation phase, every year on the anniversary of the date when your contract was issued, Cova deducts $30 from your contract as a contract maintenance charge. (In South Carolina, the charge is the lesser of $30 or 2% of the value of the contract.) This charge is for administrative expenses (see above). This charge cannot be increased.

Cova will not deduct this charge during the accumulation phase if, when the deduction is to be made, the value of your contract is $50,000 or more. Cova may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. A pro rata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.

Withdrawal Charge

During the accumulation phase, you can make withdrawals from your contract. Cova keeps track of each purchase payment. Once a year after the first year (and once a year during the first year for purposes of payment of charitable remainder trust administration fees), you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal the value of your contract is $5,000 or more. Withdrawals for purposes of payment of charitable remainder trust administration fees are included in the 10% free withdrawal amount. Otherwise, the charge is 5% of each purchase payment you take out unless the purchase payment was made more than 5 years ago. After Cova has had a purchase payment for 5 years, there is no charge when you withdraw that purchase payment. Cova does not assess a withdrawal charge on earnings withdrawn from the contract. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. The withdrawal order for calculating the withdrawal charge is shown below.

o    10% of purchase payments free.

o Remaining purchase payments that are over 5 years old and not subject to a withdrawal charge.

o    Earnings in the contract free.

o Remaining purchase payments that are less than 5 years old and are subject to a withdrawal charge.

For purposes of calculating the withdrawal charge, slightly different rules may apply to Section 1035 exchanges.

When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.

Cova does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

NOTE: For tax purposes, earnings are considered to come out first.

Reduction or Elimination of the Withdrawal Charge

General

Cova will reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with Cova. Cova will not deduct a withdrawal charge under a contract issued to an officer, director or employee of Cova or any of its affiliates.

Nursing Home Waiver

After you have owned the contract for one year, if you, or your joint owner, becomes confined to a nursing home or hospital for at least 90 consecutive days under a doctor's care and you need part or all of the money from your contract, Cova will not impose a withdrawal charge. You or your joint owner cannot have been so confined when you purchased your contract if you want to take advantage of this provision (confinement must begin after the first contract anniversary). This is called the Nursing Home Waiver. This provision is not available in all states.

Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. Cova is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is Cova's current practice to not charge anyone for these taxes until annuity payments begin. Cova may some time in the future discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 4%, depending on the state.

Transfer Fee

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred whichever is less.

If the transfer is part of the Dollar Cost Averaging Program, the Automatic Rebalancing Program or an Approved Asset Allocation Program, it will not count in determining the transfer fee.


Income Taxes

Cova will deduct from the contract for any income taxes which it incurs because of the contract. At the present time, we are not making any such deductions.

Investment Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the attached fund prospectuses.

6.   TAXES

NOTE: Cova has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Cova has included an additional discussion regarding taxes in the Statement of Additional Information.

Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

Qualified and Non-Qualified Contracts

If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans.

Withdrawals - Non-Qualified Contracts

If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)  paid on or after the taxpayer reaches age 59-1/2;

(2)  paid after you die;

(3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

(4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

(5)  paid under an immediate annuity; or

(6)  which come from purchase payments made prior to August 14, 1982.


Withdrawals - Qualified Contracts

The above information describing the taxation of non-qualified contracts does not apply to qualified contracts. There are special rules that govern with respect to qualified contracts. We have provided a more complete discussion in the Statement of Additional Information.


Withdrawals - Tax-Sheltered Annuities

The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement by owners from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

(1)  reaches age 59-1/2;
(2)  leaves his/her job;
(3)  dies;
(4)  becomes disabled (as that term is defined in the Code); or
(5)  in the case of hardship.

However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Cova believes that the investment portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Cova would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the shares of the investment portfolios.

Due to the uncertainty in this area, Cova reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

7.   ACCESS TO YOUR MONEY

You can have access to the money in your contract:

(1)  by making a withdrawal (either a partial or a complete withdrawal);

(2)  by electing to receive annuity payments; or

(3)  when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

When you make a complete withdrawal you will receive the withdrawal value of the contract. The withdrawal value of the contract is the value of the contract at the end of the business day when Cova receives a written request for a withdrawal:

o    less any applicable withdrawal charge,

o    less any premium tax, and

o    less any contract maintenance charge.

Unless you instruct Cova otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500. Cova requires that after a partial withdrawal is made you keep at least $500 in any selected investment portfolio. If the remaining withdrawal value would be less than $500 ($1,000 in New Jersey) after you make a partial withdrawal, the partial withdrawal amount will be the remaining withdrawal value.

There are limits to the amount you can withdraw from a qualified plan referred to as a 403(b) plan. For a more complete explanation see "Taxes" and the discussion in the Statement of Additional Information.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

Systematic Withdrawal Program

You may use the Systematic Withdrawal Program. This program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be made for these payments. Cova does not have any charge for this program, but reserves the right to charge in the future. If you use this program, you may not also make a single 10% free withdrawal. For a discussion of the withdrawal charge and the 10% free withdrawal, see "Expenses."

Income taxes, tax penalties and certain restrictions may apply to Systematic Withdrawals.

Suspension of Payments or Transfers

Cova may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3.   an  emergency  exists  as a  result  of which  disposal  of  shares  of the
     investment  portfolios  is  not  reasonably   practicable  or  Cova  cannot
     reasonably value the shares of the investment portfolios;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

Cova has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

8.   PERFORMANCE

Cova periodically advertises performance of the various investment portfolios. Cova will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the investment portfolio expenses. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charge, withdrawal charges and the investment portfolio expenses.

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account. In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

Cova may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

The Appendix contains performance information that you may find informative. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and results shown are not necessarily representative of future results.

9.   DEATH BENEFIT

Upon Your Death

If you die before annuity payments begin, Cova will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary.

The death benefit is described below. The amount of death benefit depends on how old you or your joint owner is. If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.

DEATH BENEFIT:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any contract anniversary while the owner, or a joint owner is living, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any prior contract anniversary on or before your or your joint owner's 80th birthday, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.


The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

Payment under an annuity option may only be elected during the 60 day period beginning with the date Cova receives proof of death. If Cova does not receive an election during such time, it will make a single sum payment to the beneficiary at the end of the 60 day period.


Death of Annuitant

If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.


10.  OTHER INFORMATION

Cova

Cova Financial Services Life Insurance Company (Cova) was incorporated on August 17, 1981 as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased Cova which on that date changed its name to Cova Financial Services Life Insurance Company.

Cova is licensed to do business in the District of Columbia and all states except California, Maine, New Hampshire, New York and Vermont.

On August 26, 1999, it was announced that The Metropolitan Life Insurance Company would purchase General American Life Insurance Company, the parent company of Cova. Metropolitan Life is one of the country's oldest and most financially sound life insurance organizations.


Year 2000

Cova has developed and initiated plans to assure that its computer systems will function properly in the year 2000 and later years. These efforts have included receiving assurances from outside service providers that their computer systems will also function properly in this context. Included within these plans are the computer systems of the advisers and sub-advisers of the various investment portfolios underlying the Separate Account.

The total cost of implementing these plans is not expected to have a material effect on Cova's financial position or results of operations. Cova believes that it has taken all reasonable steps to address these potential problems. There can be no guarantee, however, that the steps taken will be adequate to avoid any adverse impact.


The Separate Account

Cova has established a separate account, Cova Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of Cova adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts.

The assets of the Separate Account are held in Cova's name on behalf of the Separate Account and legally belong to Cova. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business Cova may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts Cova may issue.

Distributor

Cova Life Sales Company (Life Sales), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, acts as the distributor of the contracts. Life Sales is an affiliate of Cova.

Commissions   will  be  paid  to   broker-dealers   who  sell   the   contracts.
Broker-dealers  will be paid  commissions up to 5.63% of purchase  payments but,
under  certain  circumstances,   may  be  paid up to 6.0%.  Sometimes,  Cova
enters into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses, in addition to the standard commissions.

Ownership

Owner. You, as the owner of the contract, have all the interest and rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner (this may be a taxable event). The beneficiary becomes the owner when a death benefit is payable. When this occurs, some ownership rights may be limited.

Joint Owner. The contract can be owned by joint owners. Any joint owner must be the spouse of the other owner (except in Pennsylvania). Upon the death of either joint owner, the surviving spouse will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

Assignment

You can assign the contract at any time during your lifetime. Cova will not be bound by the assignment until it receives the written notice of the assignment. Cova will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

Financial Statements

The consolidated financial statements of Cova and the Separate Account have been included in the Statement of Additional Information.

Table of Contents of the
Statement of Additional Information
     Company
     Experts
     Legal Opinions
     Distribution
     Calculation of Performance Information
     Federal Tax Status
     Annuity Provisions
     Financial Statements

APPENDIX A
Condensed Financial Information

Accumulation Unit Value History

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial
Statements.  This  information  should be read in conjunction  with the Separate
Account's Financial Statements and related notes which are included in the Statement of Additional Information.

                                                           Period Ended         Year or Period    Year or Period   Year or Period
                                                           6/30/99              Ended 12/31/98    Ended 12/31/97   Ended 12/31/96
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds, Inc.
Managed by A I M Advisors, Inc.
AIM V.I. Capital Appreciation Sub-Account
     Beginning of Period                                    $11.77                  $10.00               *                *
     End of Period                                           12.80                   11.77
     Number of Accum. Units Outstanding                    460,824                  183,488
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AIM V.I. International Equity Sub-Account
     Beginning of Period                                    $11.39                  $10.00               *                *
     End of Period                                           11.81                   11.39
     Number of Accum. Units Outstanding                    292,086                  204,072
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AIM V.I. Value Sub-Account
     Beginning of Period                                    $13.06                  $10.00               *                *
     End of Period                                           14.84                   13.06
     Number of Accum. Units Outstanding                  1,270,910                  521,890
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Alliance Variable Products Series Fund, Inc.
Managed by Alliance Capital Management L.P.
Premier Growth Sub-Account
     Beginning of Period                                    $14.60                  $10.00               *                *
     End of Period                                           16.40                   14.60
     Number of Accum. Units Outstanding                  1,450,385                  667,854
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Real Estate Investment Sub-Account
     Beginning of Period                                    $ 7.99                  $10.00               *                *
     End of Period                                            8.41                    7.99
     Number of Accum. Units Outstanding                    396,067                  191,411
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Accumulation Unit Value History (continued)


                                                          Period Ended          Year or Period    Year or Period   Year or Period
                                                          6/30/99               Ended 12/31/98    Ended 12/31/97   Ended 12/31/96
-----------------------------------------------------------------------------------------------------------------------------------
Cova Series Trust
Managed by Lord, Abbett & Co.

Bond Debenture Sub-Account
     Beginning of Period                                    $13.50                  $12.88            $11.29           $10.10
     End of Period                                           13.54                   13.50             12.88            11.29
     Number of Accum. Units Outstanding                 11,212,098                 8,184,894         3,945,097         659,663
-----------------------------------------------------------------------------------------------------------------------------------
Developing Growth Sub-Account
     Beginning of Period                                    $11.07                  $10.53            $10.00              *
     End of Period                                           12.72                   11.07             10.53
     Number of Accum. Units Outstanding                  1,738,843                 1,342,201          148,658
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Research Sub-Account
     Beginning of Period                                    $11.83                   $9.90            $10.00              *
     End of Period                                           13.32                   11.83             9.90
     Number of Accum. Units Outstanding                  1,771,421                 1,094,920          124,559
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Sub Account
(Sub-Account commenced operations during  1999.  The value denoted is the initial AUV)
     Beginning of Period                                    $35.90
End of Period                                                39.10
Number of Accum. Units Outstanding                      21,288,159
----------------------------------------------------------------------------------------------------------------------------------

Mid-Cap Value Sub-Account
     Beginning of Period                                    $10.44                  $10.47            $10.00              *
     End of Period                                           11.56                   10.44             10.47
     Number of Accum. Units Outstanding                  2,205,833                 1,642,553          194,386
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Managed by J.P. Morgan Investment Management Inc.

International Equity Sub-Account
     Beginning of Period                                    $12.89                  $11.46            $10.97           $10.21
     End of Period                                           13.53                   12.89             11.46            10.97
     Number of Accum. Units Outstanding                  7,524,017                 7,309,325         5,440,592        1,306,892
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Large Cap Stock Sub-Account
     Beginning of Period                                    $19.43                  $14.89            $11.33           $10.00
     End of Period                                           21.76                   19.43             14.89            11.33
     Number of Accum. Units Outstanding                  9,555,351                 4,178,035         1,473,929        1,389,606
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Quality Bond Sub-Account
     Beginning of Period                                    $11.91                  $11.16            $10.37            $9.90
     End of Period                                           11.58                   11.91             11.16            10.37
     Number of Accum. Units Outstanding                  7,609,203                 3,323,343         1,433,081         508,830
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Select Equity Sub-Account
     Beginning of Period                                    $16.99                  $14.05            $10.84           $10.08
     End of Period                                           18.79                   16.99             14.05            10.84
     Number of Accum. Units Outstanding                 11,657,671                10,544,818         6,903,606        2,044,523
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Small Cap Stock Sub-Account
     Beginning of Period                                    $12.58                  $13.49            $11.31           $10.51
     End of Period                                           13.25                   12.58             13.49            11.31
     Number of Accum. Units Outstanding                  5,470,094                 5,532,610         3,940,243        1,237,405
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     Accumulation Unit Value History (continued)



                                                            Period Ended        Year or Period    Year or Period   Year or Period
                                                            6/30/99             Ended 12/31/98    Ended 12/31/97   Ended 12/31/96
-----------------------------------------------------------------------------------------------------------------------------------
General American Capital Company
Managed by Conning Asset Management Company

Money Market Sub-Account
     Beginning of Period                                    $11.11                  $10.67            $10.23           $10.00
     End of Period                                           11.30                   11.11             10.67            10.23
     Number of Accum. Units Outstanding                  3,291,555                 1,473,737          311,051          34,964
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Goldman Sachs Variable Insurance Trust
Managed by Goldman Sachs Asset Management

Goldman Sachs Growth and Income Sub-Account
     Beginning of Period                                    $ 9.91                  $10.00               *                *
     End of Period                                           10.87                   9.91
     Number of Accum. Units Outstanding                    574,475                  467,675
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Managed by Goldman Sachs Asset Management International

Goldman Sachs Global Income Sub-Account
     Beginning of Period                                    $10.78                  $10.00               *                *
     End of Period                                           10.55                   10.78
     Number of Accum. Units Outstanding                     23,264                  18,833
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Goldman Sachs International Equity Sub-Account
     Beginning of Period                                    $11.40                  $10.00               *                *
     End of Period                                           11.63                   11.40
     Number of Accum. Units Outstanding                    179,215                  112,824
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Kemper Variable Series
Managed by Scudder Kemper Investments, Inc.

Kemper Government Securities Sub-Account
     Beginning of Period                                    $10.56                  $10.00               *                *
     End of Period                                           10.49                   10.56
     Number of Accum. Units Outstanding                    151,786                  59,712
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Kemper Small Cap Growth Sub-Account
     Beginning of Period                                    $11.68                  $10.00               *                *
     End of Period                                           12.08                   11.68
     Number of Accum. Units Outstanding                    115,827                  76,492
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Kemper Small Cap Value Sub-Account
     Beginning of Period                                    $ 8.75                  $10.00               *                *
     End of Period                                            9.21                   8.75
     Number of Accum. Units Outstanding                    447,154                  245,092




Accumulation Unit Value History (continued)


                                                            Period Ended        Year or Period    Year or Period   Year or Period
                                                            6/30/99             Ended 12/31/98    Ended 12/31/97   Ended 12/31/96
----------------------------------------------------------------------------------------------------------------------------------
Liberty Variable Investment Trust
Managed by Newport Fund Management, Inc.

Newport Tiger Fund, Variable Sub-Account
     Beginning of Period                                    $ 9.23                  $10.00               *                *
     End of Period                                           11.85                   9.23
     Number of Accum. Units Outstanding                     35,478                  31,936
----------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust
Managed by Massachusetts Financial Services Company

MFS Emerging Growth Sub-Account
     Beginning of Period                                    $13.23                  $10.00               *                *
     End of Period                                           14.83                   13.23
     Number of Accum. Units Outstanding                    918,911                  539,659
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MFS Global Governments Sub-Account
     Beginning of Period                                    $10.67                  $10.00               *                *
     End of Period                                           10.29                   10.67
     Number of Accum. Units Outstanding                      4,832                   2,082
---------------------------------------------------------------------------------------------------------------------------------

MFS Growth With Income Sub-Account
     Beginning of Period                                    $12.07                  $10.00               *                *
     End of Period                                           12.68                   12.07
     Number of Accum. Units Outstanding                  1,049,025                  581,434
---------------------------------------------------------------------------------------------------------------------------------

MFS High Income Sub-Account
     Beginning of Period                                    $ 9.85                  $10.00               *                *
     End of Period                                           10.26                   9.85
     Number of Accum. Units Outstanding                    347,989                  219,209
---------------------------------------------------------------------------------------------------------------------------------

MFS Research Sub-Account
     Beginning of Period                                    $12.17                  $10.00               *                *
     End of Period                                           13.16                   12.17
     Number of Accum. Units Outstanding                    760,925                  464,786
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Accumulation Unit Value History (continued)


                                                            Period Ended        Year or Period    Year or Period   Year or Period
                                                            6/30/99             Ended 12/31/98    Ended 12/31/97   Ended 12/31/96
------------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust
Managed by Putnam Investment Management, Inc.

Putnam VT Growth and Income Sub-Account
     Beginning of Period                                    $11.38                  $10.00               *                *
     End of Period                                           12.50                   11.38
     Number of Accum. Units Outstanding                  1,803,717                1,115,668
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Putnam VT International Growth Sub-Account
     Beginning of Period                                    $11.71                  $10.00               *                *
     End of Period                                           13.06                   11.71
     Number of Accum. Units Outstanding                    965,233                  530,055
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Putnam VT International New Opportunities Sub-Account
     Beginning of Period                                    $11.40                  $10.00               *                *
     End of Period                                           13.54                   11.40
     Number of Accum. Units Outstanding                     69,696                  52,809
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Putnam VT New Value Sub-Account
     Beginning of Period                                    $10.48                  $10.00               *                *
     End of Period                                           11.90                   10.48
     Number of Accum. Units Outstanding                     62,091                  42,091
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Putnam VT Vista Sub-Account
     Beginning of Period                                    $11.79                  $10.00               *                *
     End of Period                                           13.20                   11.79
     Number of Accum. Units Outstanding                    259,037                  151,405
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Accumulation Unit Value History (continued)


                                                            Period Ended        Year or Period    Year or Period   Year or Period
                                                            6/30/99             Ended 12/31/98    Ended 12/31/97   Ended 12/31/96
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Templeton Variable Products Series Fund,
Class 1 Shares

Managed by Franklin Advisers, Inc.
Franklin Small Cap Investments Sub-Account (Sub-Account commenced operations during
1999.  The value denoted is the initial AUV.)
     Beginning of Period                                    $10.00
     End of Period                                           12.11
     Number of Accum. Units Outstanding                     15,066
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Managed by Franklin Mutual Advisers, LLC

Mutual Shares Investments Sub-Account
     Beginning of Period                                    $ 9.63                  $10.00               *                *
     End of Period                                           11.01                   9.63
     Number of Accum. Units Outstanding                    191,430                  106,035
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Managed by Templeton Asset Management Ltd.
Templeton Developing Markets Sub-Account
     Beginning of Period                                    $ 7.55                  $10.00               *                *
     End of Period                                           10.74                   7.55
     Number of Accum. Units Outstanding                    224,256                  89,960
-----------------------------------------------------------------------------------------------------------------------------------

Managed by Templeton Investment Counsel, Inc.

Templeton International Sub-Account
     Beginning of Period                                    $ 9.14                  $10.00               *                *
     End of Period                                           10.01                   9.14
     Number of Accum. Units Outstanding                    576,554                  164,775
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* The Mid-Cap Value, Large Cap Research and Developing Growth Portfolios started regular investment operations on August 20, 1997. The Lord Abbett Growth and Income Portfolio commenced regular investment operations on January 8, 1999. Separate Account inception dates in the other investment portfolios are as follows: AIM Variable Insurance Funds, Inc., Alliance Variable Products Series Fund, Inc., Kemper Variable Series, Liberty Variable Investment Trust, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds and Putnam Variable Trust - December 31, 1997; General American Capital Company - June 3, 1996; Goldman Sachs Variable Insurance Trust - January 29, 1998; and Templeton Variable Products Series Fund - May 1, 1998 (except March 1, 1999 for the Franklin Small Cap Investments Fund).

                                 APPENDIX B

                    PARTICIPATING INVESTMENT PORTFOLIOS

Below are the investment objectives of each investment portfolio available under the Contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AIM VARIABLE INSURANCE FUNDS, INC.:
AIM Variable Insurance Funds, Inc. is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio.
The following portfolios are available under the contract:

     AIM V.I. CAPITAL APPRECIATION FUND

Investment Objective: The Fund's investment objective is growth of capital through investment in common stock, with emphasis on medium- and small-sized growth companies. The Fund may also investment up to 20% of its total assets in foreign securities.

     AIM V.I. INTERNATIONAL EQUITY FUND

Investment Objective: The Fund's investment objective is to provide long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum. The Fund seeks to meet this objective by investing at least 70% of its total assets in marketable equity securities of foreign companies that are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market. The Fund will normally invest in companies located in at least four countries outside of the United States, emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin. The Fund may invest up to 20% of its total assets in securities of issuers located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The Fund may invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of foreign companies.

     AIM V.I. VALUE FUND

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital by investing primarily in equity securities judged by the Fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective. The Fund may also invest in preferred stocks and debt instruments that have prospects for growth of capital. The Fund also may invest up to 25% of its total assets in foreign securities.


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:

     PREMIER GROWTH PORTFOLIO

Investment Objective: The Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Normally, the Portfolio invests in about 40-50 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets.

     REAL ESTATE INVESTMENT PORTFOLIO

Investment Objective: The Portfolio's investment objective is total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
American Century Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

     VP INCOME & GROWTH FUND

Investment Objective: The Fund seeks dividend growth, current income and capital appreciation by investing in common stocks.

     VP INTERNATIONAL FUND

Investment Objective: The Fund seeks capital growth by investing in stocks of companies that the adviser believes will increase in value over time.

     VP VALUE FUND

Investment Objective: The Fund seeks long-term capital growth by investing primarily in common stocks. Income is a secondary objective.

COVA SERIES TRUST:
Cova Series Trust is managed by Cova Investment Advisory Corporation (Cova Advisory), which is an affiliate of Cova. Cova Series Trust is a mutual fund with multiple portfolios. Cova Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. The following portfolios are available under the contract:

PORTFOLIOS MANAGED BY J. P. MORGAN INVESTMENT MANAGEMENT INC.:

     INTERNATIONAL EQUITY PORTFOLIO

Investment Objective: The International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign corporations.

     LARGE CAP STOCK PORTFOLIO

Investment Objective: The Large Cap Stock Portfolio seeks to provide long-term growth of capital and income by investing primarily in dividend-paying common stock. The Portfolio will typically hold approximately 300 stocks.

     QUALITY BOND PORTFOLIO

Investment Objective: The Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity by investing at least 65% of its assets in bonds under normal circumstances.

     SELECT EQUITY PORTFOLIO

Investment Objective: The Select Equity Portfolio seeks to provide long-term growth of capital and income by investing primarily in dividend-paying common stock. The Portfolio will typically hold between 60 and 90 stocks.

     SMALL CAP STOCK PORTFOLIO

Investment Objective: The Small Cap Stock Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.

PORTFOLIOS MANAGED BY LORD, ABBETT & CO.:

     BOND DEBENTURE PORTFOLIO

Investment Objective: The Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return through a professionally-managed portfolio consisting primarily of convertible and discount debt securities, many of which are lower rated.

     DEVELOPING GROWTH PORTFOLIO

Investment Objective: The Developing Growth Portfolio seeks long-term growth of capital through a diversified and actively-managed portfolio consisting of developing growth companies, many of which are traded over the counter.

     LARGE CAP RESEARCH PORTFOLIO

Investment Objective: The Large Cap Research Portfolio seeks growth of capital and growth of income consistent with reasonable risk. Production of current income is a secondary consideration. The Portfolio invests primarily in common stocks, including securities convertible into common stocks.

     LORD ABBETT GROWTH AND INCOME PORTFOLIO

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value. The Portfolio will normally invest in common stocks, including securities convertible into common stocks, of large, seasoned companies in sound financial condition, which common stocks are expected to show above-average price appreciation.

     MID-CAP VALUE PORTFOLIO

Investment Objective: The Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

DREYFUS STOCK INDEX FUND
The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and provide day-to-day management of the Fund's investments.

Investment Objective: The Fund seeks to match the total return of the S&P 500. To pursue this goal, the Fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND:
The Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. The following portfolios are available under the contract:

     CAPITAL APPRECIATION PORTFOLIO

Investment Objective: The Portfolio seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals, the Portfolio invests in common stocks focusing on "blue chip" companies with total market values of more than $5 billion at the time of purchase. These established companies have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth.

     DISCIPLINED STOCK PORTFOLIO

Investment Objective: The Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index (S&P 500). To pursue this goal, the Portfolio invests in a blended portfolio of growth and value stocks chosen through a disciplined investment process. Consistency of returns and stability of the Portfolio's share price compared to the S&P 500 are primary goals of the process.

GENERAL AMERICAN CAPITAL COMPANY
General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

     MONEY MARKET FUND

Investment Objective: The Money Market Fund's investment objective is to provide investors with current income while preserving capital and maintaining liquidity. The Fund seeks to achieve this objective by investing primarily in high-quality, short-term money market instruments. The Fund purchases securities that meet the quality, maturity, and diversification requirements applicable to money market funds.

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Variable Insurance Trust is a mutual fund with multiple portfolios. Goldman Sachs Asset Management is the investment adviser for the Goldman Sachs Growth and Income Fund and Goldman Sachs Asset Management International is the investment adviser for the Goldman Sachs International Equity Fund and the Goldman Sachs Global Income Fund. The following portfolios are available under the contract:

     GOLDMAN SACHS GLOBAL INCOME FUND

Investment Objective: The Fund seeks a high total return, emphasizing current income, and, to a lesser extent, providing opportunities for capital appreciation. The Fund invests primarily in a portfolio of high quality fixed-income securities of U.S. and foreign issuers and enters into transactions in foreign currencies.

     GOLDMAN SACHS GROWTH AND INCOME FUND

Investment Objective: The Fund seeks long-term growth of capital and growth of income by investing in large capitalization U.S. stocks that are believed to be undervalued or undiscovered in the marketplace.

    GOLDMAN SACHS INTERNATIONAL EQUITY FUND

Investment Objective: The Fund seeks long-term capital appreciation by investing primarily in equity securities of companies organized outside the United States or whose securities are principally traded outside the United States.


INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following portfolios are available under the contract:

     INVESCO VIF - DYNAMICS FUND

Investment Objective: The Fund tries to buy securities that will increase in value over the long term. It is aggressively managed. Because its strategy includes many short-term factors - including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions - securities in its portfolio usually are bought and sold relatively frequently. The Fund invests in a variety of securities that the adviser believes present opportunities for capital growth - primarily common stocks of companies traded on U.S. securities exchanges, as well as over-the-counter. The Fund also may invest in preferred stocks (which generally pay higher dividends than common stocks) and debt instruments that are convertible into common stocks, as well as in securities of foreign companies.

     INVESCO VIF - HIGH YIELD FUND

Investment Objective: The Fund seeks to provide a high level of current income, with growth of capital as a secondary objective. It invests substantially all of its assets in lower-rated debt securities, commonly called "junk bonds," and preferred stock, including securities issued by foreign companies. These debt securities are highly sensitive to changes in interest rates; in general, as interest rates rise, the value of these securities will decline. Because the debt securities held by the Fund tend to be lower rated, they are more susceptible to the impact of overall fluctuations in the economy than other, higher-rated debt securities. Although these securities carry with them higher risks, they generally provide higher yields - and therefore higher income - than higher-rated debt securities.

KEMPER VARIABLE SERIES
Kemper Variable Series is a mutual fund with multiple portfolios. Scudder Kemper Investments, Inc. is the investment adviser for the Kemper Government Securities Portfolio, the Kemper Small Cap Growth Portfolio and the Kemper Small Cap Value Portfolio. The following portfolios are available under the contract:

     KEMPER GOVERNMENT SECURITIES PORTFOLIO

Investment Objective: Kemper Government Securities seeks high current return consistent with preservation of capital. The Portfolio pursues its objective by investing at least 65% of its total assets in U.S. Government securities and repurchase agreements of U.S. Government securities.

     KEMPER SMALL CAP GROWTH PORTFOLIO

Investment Objective: Kemper Small Cap Growth Portfolio seeks maximum appreciation of investors' capital. The Portfolio pursues its objective by investing at least 65% of its total assets in small capitalization stocks similar in size to those companies comprising the Russell 2000 Index. Many of these companies would be in the early stages of their life cycle. Equity securities in which the Portfolio invests consist primarily of common stocks, but may include convertible securities, including warrants and rights.

     KEMPER SMALL CAP VALUE PORTFOLIO

Investment Objective: Kemper Small Cap Value Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in a diversified portfolio of the stocks of small U.S. companies, which are those similar in size to those comprising the Russell 2000 Index and that the investment manager believes to be undervalued. Under normal market conditions, the Portfolio invests at least 65% of its assets in small capitalization stocks similar in size to those comprising the Russell 2000 Index.

SCUDDER VARIABLE LIFE INVESTMENT FUND:
The Scudder Variable Life Investment Fund is a mutual fund with multiple portfolios. Scudder Kemper Investments, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:

     INTERNATIONAL PORTFOLIO

Investment Objective: The International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

LIBERTY VARIABLE INVESTMENT TRUST:
Liberty Variable Investment Trust is a mutual fund with multiple portfolios. Liberty Advisory Services Corp. (LASC) is the investment manager to the Trust. LASC has engaged Newport Fund Management, Inc. as sub-adviser to provide investment advice for the Newport Tiger Fund, Variable Series. The following portfolio is available under the contract:

     NEWPORT TIGER FUND, VARIABLE SERIES

Investment Objective: The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests primarily in stocks of companies located in the nine Tiger countries of Asia. The Tigers of Asia are Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, The People's Republic of China and the Philippines. The Fund typically invests in stocks of larger, well-established companies.

MFS VARIABLE INSURANCE TRUST:
MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

     MFS EMERGING GROWTH SERIES

Investment Objective: The Series' investment objective is long term growth of capital. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities of emerging growth companies.

     MFS GLOBAL GOVERNMENTS SERIES

Investment Objective: The Series' investment objective is to provide income and capital appreciation. The Series invests primarily in U.S. and foreign government securities. Prior to May 1, 1999, the Series' investment objective was to seek not only preservation but also growth of capital, together with moderate current income.

     MFS GROWTH WITH INCOME SERIES

Investment Objective: The Series' investment objective is to provide reasonable current income and long-term growth of capital and income. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities.

     MFS HIGH INCOME SERIES

Investment Objective: The Series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The Series invests, under normal market conditions, at least 80% of its total assets in high yield fixed income securities which generally are lower rated bonds commonly known as junk bonds. Junk bonds are subject to a substantially higher degree of risk than higher rated bonds.

     MFS RESEARCH SERIES

Investment Objective: The Series' investment objective is long-term growth of capital and future income. The Series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts.

PIMCO VARIABLE INSURANCE TRUST:
PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

     PIMCO HIGH YIELD BOND PORTFOLIO

Investment Objective: The High Yield Bond Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management. The High Yield Bond Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of high yield bonds rated at least B by Moody's or S&P, or, if unrated, determined by the adviser to be of comparable quality.

     PIMCO LOW DURATION BOND PORTFOLIO

Investment Objective: The Low Duration Bond Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management. The Low Duration Bond Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities.

     PIMCO STOCKSPLUS GROWTH AND INCOME PORTFOLIO

Investment Objective: The StocksPLUS Growth and Income Portfolio seeks to achieve a total return which exceeds the total return performance of the S&P
500. The StocksPLUS Growth and Income Portfolio invests in common stocks, options, futures, options on futures and swaps. Under normal market conditions, the Portfolio invests substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments.

     PIMCO TOTAL RETURN BOND PORTFOLIO

Investment Objective: The PIMCO Total Return Bond Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management. The Total Return Bond Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities.

PUTNAM VARIABLE TRUST:
Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

     PUTNAM VT GROWTH AND INCOME FUND, CLASS IA SHARES

Investment Objective: The Fund seeks capital growth and current income. The Fund invests primarily in "value" stocks, that offer the potential for capital growth, current income, or both. Value stocks are those that the adviser believes are currently undervalued compared to their true worth.

     PUTNAM VT INTERNATIONAL GROWTH FUND, CLASS IA SHARES

Investment Objective: The Fund seeks capital appreciation. Under normal conditions, the Fund generally diversifies its investments among a number of different countries by investing at least 65% of its total assets in at least three countries other than the United States. The Fund may invest in both growth and value stocks.

     PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND, CLASS IA SHARES

Investment Objective: The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund generally invests at least 65% of its total assets in at least three countries other than the United States. The Fund invests mainly in growth stocks, which are stocks issued by companies whose earnings the adviser believes are likely to grow faster than the economy as a whole.

     PUTNAM VT NEW VALUE FUND, CLASS IA SHARES

Investment Objective: The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests in value stocks, which are common stocks that the adviser believes are undervalued at the time of purchase and have the potential for long-term capital appreciation.

     PUTNAM VT VISTA FUND, CLASS IA SHARES

Investment Objective: The Fund seeks capital appreciation. The Fund invests mainly in "growth" stocks that are issued by companies whose earnings the adviser believes are likely to grow faster than the economy as a whole. The Fund mainly buys stocks of medium size companies, although the Fund may invest in companies of any size.

TEMPLETON VARIABLE PRODUCTS SERIES FUND, CLASS 1 SHARES:
Templeton Variable Products Series Fund is a mutual fund with multiple portfolios. Each portfolio has two classes of shares: Class 1 and Class 2. The portfolios available in connection with your contract are Class 1 shares. Franklin Advisers, Inc. is the investment adviser for the Franklin Small Cap Investments Fund, Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Fund, Templeton Investment Counsel, Inc. is the investment adviser for the Templeton International Fund and Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Investments Fund. The following portfolios are available under the contract:

     FRANKLIN SMALL CAP INVESTMENTS FUND

Investment Objective: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of U.S. small capitalization (small cap) growth companies. Small cap companies are generally those with market cap values (share price times the number of common stocks outstanding) of less than $1.5 billion, at the time of purchase.

     MUTUAL SHARES INVESTMENTS FUND

Investment Objective: The Fund's principal goal is capital appreciation. Its secondary goal is income. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their actual value based on certain recognized or objective criteria (intrinsic value).

     TEMPLETON DEVELOPING MARKETS FUND

Investment Objective: The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in emerging market equity securities. Emerging market equity securities generally include equity securities that trade in emerging markets or are issued by companies that have their principal activities in emerging market countries.

     TEMPLETON INTERNATIONAL FUND

Investment Objective: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of companies located outside the U.S., including in emerging markets. While there are no set percentage targets, the Fund generally invests in large- to medium-cap companies with market capitalization values (share price times the number of common stock shares outstanding) greater than $1.5 billion, but may invest a small portion in small-cap companies which have more risk.




APPENDIX C
PERFORMANCE INFORMATION

Future performance will vary and the results shown are not necessarily representative of future results.

Note: The figures below present investment performance information for the periods ended June 30, 1999. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after June 30, 1999 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

The  portfolios  listed below began  operations  before  June 30, 1999. As a
result,   performance  information  is  available  for  the  accumulation  units investing in these portfolios.

o Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column B presents performance figures for the accumulation units which reflect the insurance charges and fees and expenses of each portfolio.

o Performance figures shown for sub-accounts in existence for less than one year are not annualized.

Total Return for the periods ended 6/30/99:
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects insurance
                                                                      charges and                       charges and portfolio
                                                                  portfolio expenses)                          expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                 Separate Account
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5yrs    inception
-----------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance
Funds, Inc.
   AIM V.I. Capital
     Appreciation                   12/31/97                 9.58%        - -      15.01%            14.20%     - -       17.96%
   AIM V.I. International
     Equity                         12/31/97                (4.49)%       - -       8.77%             0.11%     - -       11.79%
   AIM V.I. Value                   12/31/97                21.54%        - -      27.38%            26.16%     - -       30.21%
-----------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products
Series Fund, Inc.
   Premier Growth                   12/31/97                23.94%        - -      36.41%            28.57%     - -      39.17%
   Real Estate Investment           12/31/97               (14.11)%       - -     (14.27)%           (9.52)%    - -     (10.93)%
-----------------------------------------------------------------------------------------------------------------------------------



APPENDIX C
PERFORMANCE INFORMATION (continued)
Total Return for the periods ended 6/30/99
------------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects insurance
                                                                      charges and                       charges and portfolio
                                                                  portfolio expenses)                          expenses)
-----------------------------------------------------------------------------------------------------------------------------------
                                 Separate Account
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5yrs    inception
-----------------------------------------------------------------------------------------------------------------------------------

Cova Series Trust
   Bond Debenture                   5/1/96                  (4.43)%       - -       8.41%             0.17%     - -        9.69%
   Developing Growth                8/20/97                  7.85%        - -      11.50%            12.47%     - -       13.81%
   International Equity             5/1/96                  (1.00)%       - -       7.99%             3.60%     - -        9.28%
   Large Cap Research               8/20/97                 12.81%        - -      14.38%            17.42%     - -       16.64%
   Large Cap Stock                  5/1/96                  18.60%        - -      26.85%            23.22%     - -       27.81%
   Lord Abbett Growth and Income    1/8/99                    - -         - -       3.78%              - -      - -        8.89%
   Mid-Cap Value                    8/20/97                 (1.47)%       - -       5.70%             3.13%     - -        8.09%
   Quality Bond                     5/1/96                  (4.11)%       - -       3.69%             0.49%     - -        5.09%
   Select Equity                    5/1/96                  14.32%        - -      20.66%            18.94%     - -       21.71%
   Small Cap Stock                  5/1/96                 (10.08)%       - -       6.25%            (5.49)%    - -        7.58%
-----------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
   Money Market                     6/3/96                  (0.86)%       - -       2.58%             3.75%     - -        4.05%
-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable
Insurance Trust
   Goldman Sachs
     Global Income                  1/29/98                (2.14)%        - -       0.57%             2.46%     - -        3.86%
   Goldman Sachs Growth
     and Income                     1/29/98                (3.76)%        - -       2.77%             0.84%     - -        6.04%
   Goldman Sachs
     International Equity           1/29/98                (2.86)%        - -       8.02%             1.75%     - -       11.24%
-----------------------------------------------------------------------------------------------------------------------------------

Kemper Variable Series
   Kemper Government
     Securities                     12/31/97                (2.43)%       - -       0.11%             2.17%     - -        3.23%
   Kemper Small Cap Growth          12/31/97                 2.78%        - -      10.44%             7.39%     - -       13.44%
   Kemper Small Cap Value           12/31/97               (13.92)%       - -      (8.58)%           (9.33)%    - -       (5.34)%
----------------------------------------------------------------------------------------------------------------------------------


APPENDIX C
PERFORMANCE INFORMATION (continued)
Total Return for the periods ended 6/30/99
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects insurance
                                                                      charges and                        charges and portfolio
                                                                  portfolio expenses)                          expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                 Separate Account
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5yrs    inception
------------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
   Newport Tiger Fund,
     Variable Series                12/31/97                57.30%        - -       9.01%            61.96%     - -      12.02%
-----------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust

   MFS Emerging Growth              12/31/97                18.17%        - -      27.28%            22.79%    - -        30.11%
   MFS Global Governments           12/31/97                (3.45)%       - -      (1.21)%            1.15%    - -         1.93%
   MFS Growth With Income           12/31/97                 5.34%        - -      14.27%             9.95%    - -        17.22%
   MFS High Income                  12/31/97                (5.89)%       - -      (1.40)%           (1.29)%   - -         1.75%
   MFS Research                     12/31/97                 6.82%        - -      17.21%            11.43%    - -        20.14%
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX C
PERFORMANCE INFORMATION (continued)
Total Return for the periods ended 6/30/99
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects insurance
                                                                      charges and                        charges and portfolio
                                                                  portfolio expenses)                          expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                 Separate Account
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5yrs    inception
-----------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust
   Putnam VT Growth and
     Income - Class IA Shares       12/31/97                 9.91%        - -      13.14%            14.53%      - -      16.11%
   Putnam VT International
     Growth - Class IA Shares       12/31/97                 5.18%        - -      16.62%             9.79%      - -      19.55%
   Putnam VT International
     New Opportunities -
     Class IA Shares                12/31/97                12.55%        - -      19.54%            17.17%      - -      22.44%
   Putnam VT New Value -
     Class IA Shares                12/31/97                10.77%        - -       9.32%            15.38%      - -      12.33%
   Putnam VT Vista -
     Class IA Shares                12/31/97                 9.06%        - -      17.47%            13.68%      - -      20.39%
-----------------------------------------------------------------------------------------------------------------------------------

Templeton Variable Products
Series Fund, Class 1 Shares
  *Franklin Small Cap Investments   3/1/99                   - -          - -      15.98%             - -        - -     21.10%
  *Mutual Shares Investments        5/1/98                 11.16%         - -       4.60%            15.78%      - -      8.61%
  *Templeton Developing
     Markets                        5/1/98                 41.04%         - -       2.28%            45.69%      - -      6.30%
   Templeton International          5/1/98                 (0.68)%        - -      (3.92)%            3.92%      - -      0.13%

*Past expense reductions by the manager increased returns.
-----------------------------------------------------------------------------------------------------------------------------------

APPENDIX C
PERFORMANCE INFORMATION (continued)
PART 2 - HISTORICAL FUND PERFORMANCE

The contracts are relatively new and therefore have a limited performance history. However, certain portfolios have been in existence for some time and have an investment performance history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance information was developed.

The information is based upon the historical experience of the portfolios and is for the periods shown. The chart below shows the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

o The performance figures in Column A reflect the fees and expenses paid by each portfolio.

o Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column C presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of each portfolio.

o Performance figures shown for portfolios in existence for less than one year are not annualized.

Total Return for the periods ended 6/30/99
------------------------------------------------------------------------------------------------------------------------------------


                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
-----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                     10 yrs or
                          Inception                         since                         since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5yrs    inception
-----------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital
     Appreciation         5/5/93          15.81%    21.16%    18.88%     9.58%    19.66%   17.38%     14.20%    19.76%    17.48%
   AIM V.I.
     International Equity 5/5/93           1.52%    12.82%    13.02%    (4.49)%   11.32%   11.52%      0.11%    11.42%    11.62%
   AIM V.I. Value         5/5/93          27.94%    25.41%    22.63%    21.54%    23.91%   21.13%     26.16%    24.01%    21.23%
-----------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.
   Premier Growth         6/26/92         30.38%   32.57%     25.64%    23.94%    31.07%   24.14%     28.57%    31.17%    24.24%
   Real Estate
     Investment           1/9/97          (8.25)%   - -        2.34%    (14.11)%   - -     (3.66)%    (9.52)%    - -       0.94%
------------------------------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.

   VP Income & Growth    10/30/97         18.54%    - -       27.61%    12.54%     - -     21.61%     17.14%     - -      26.21%
   VP International       5/1/94           1.74%   13.53%     12.59%    (4.26)%   12.03%   11.09%      0.34%    12.13%    11.19%
   VP Value               5/1/96          11.98%    - -       17.79%     5.98%     - -     11.79%     10.58%     - -      16.39%
-----------------------------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index       9/29/89         22.36%   27.36%     17.57%    16.36%    25.86%   16.07%     20.96%    25.96%    16.17%
-----------------------------------------------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund
   Dreyfus VIF - Capital
     Appreciation         4/5/93          15.86%   26.10%     21.12%     9.86%    24.60%   19.62%     14.46%    24.70%    19.72%
   Dreyfus VIF -
     Disciplined Stock    5/1/96          18.85%    - -       28.12%    12.85%     - -     22.12%     17.45%     - -      26.72%
-----------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
   Money Market           10/1/87          5.21%    5.54%      5.53%     (0.86)%   4.04%    4.03%      3.75%     4.14%     4.13%
-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust
   Goldman Sachs
     Global Income        1/12/98          3.91%    - -        4.53%     (2.14)%   - -     (1.47)%     2.46%     - -       3.13%
   Goldman Sachs
     Growth and Income    1/12/98          2.26%    - -       10.96%     (3.76)%   - -      4.96%      0.84%     - -       9.56%
   Goldman Sachs
     International Equity 1/12/98          3.18%    - -       15.36%     (2.86)%   - -      9.36%      1.75%     - -      13.96%
------------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF - Dynamics 8/25/97         21.92%    - -       23.84%     15.92%    - -     17.84%     20.52%     - -      22.44%
   INVESCO VIF - High Yield 5/27/94         1.73%   12.18%     11.92%     (4.27)%  10.68%   10.42%      0.33%    10.78%    10.52%
------------------------------------------------------------------------------------------------------------------------------------


APPENDIX C
PERFORMANCE INFORMATION (continued)
Total Return for the periods ended 6/30/99:
------------------------------------------------------------------------------------------------------------------------------------


                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
-----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                     10 yrs or
                          Inception                         since                         since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5yrs    inception
-----------------------------------------------------------------------------------------------------------------------------------

Kemper Variable Series
   Kemper Government
     Securities           9/3/87           3.61%    7.41%      7.51%     (2.43)%   5.91%    6.01%       2.17%    6.01%     6.11%
   Kemper Small
     Cap Growth           5/2/94           8.90%   23.95%     22.60%      2.78%   22.45%   21.10%       7.39%   22.55%    21.20%
   Kemper Small
     Cap Value            5/1/96          (8.04)%    - -       4.98%    (13.92)%   - -     (1.02)%     (9.33)%   - -       3.58%
-----------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Life Investment Fund
           International  5/1/87           7.99%   12.28%     11.61%      1.99%   10.78%   10.11%       6.59%   10.88%    10.21%
-----------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
   Newport Tiger Fund,
     Variable Series      5/1/95          64.19%     - -       1.65%    57.30%     - -     (4.35)%     61.96%    - -       0.25%
-----------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust
   MFS Emerging
     Growth               7/24/95         24.52%     - -      26.65%     18.17%    - -     20.65%     22.79%     _ _      25.25%
   MFS Global
     Governments          6/14/94          2.58%     4.40%     4.40%     (3.45)%   2.90%    2.90%      1.15%     3.00%     3.00%
   MFS Growth
     With Income          10/9/95         11.50%     - -      24.02%      5.34%    - -     18.02%      9.95%     _ _      22.62%
   MFS High Income        7/26/95          0.10%     - -       8.95%     (5.89)%   - -      2.95%     (1.29)%    _ _       7.55%
   MFS Research           7/26/95         13.00%     - -      22.00%      6.82%    - -     16.00%     11.43%     _ _      20.60%
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX C
PERFORMANCE INFORMATION (continued)
Total Return for the periods ended 6/30/99:
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
-----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                     10 yrs or
                          Inception                         since                         since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception    1 yr     5 yrs   inception
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust

   PIMCO High Yield Bond  4/30/98         2.28%      - -       2.83%   (3.72)%     - -     (3.17)%     0.88%     - -       1.43%
   PIMCO Low Duration
     Bond                 2/16/99         - -        - -       1.28%     - -       - -     (4.34)%     - -       - -       0.76%
   PIMCO StocksPLUS
     Growth and Income   12/31/97        23.86%      - -      28.16%   17.86%      - -     22.16%     22.46%     - -      26.76%
   PIMCO Total Return
     Bond                12/31/97         3.55%      - -       4.42%   (2.45)%     - -     (1.58)%     2.15%     - -       3.02%
-----------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust
   Putnam VT Growth
     and Income -
     Class IA Shares      2/1/88         16.14%     21.98%    15.93%    9.91%     20.48%   14.43%     14.53%    20.58%    14.53%
   Putnam VT International
     Growth - Class
     IA Shares            1/2/97         11.34%      - -      19.20%    5.18%      - -     13.20%      9.79%     - -      17.80%
   Putnam VT International
     New Opportunities -
     Class IA Shares      1/2/97         18.82%      - -      13.82%   12.55%      - -      7.82%     17.17%     - -      12.42%
   Putnam VT New Value -
     Class IA Shares      1/2/97         17.01%      - -      15.39%   10.77%      - -      9.39%     15.38%     - -      13.99%
   Putnam VT Vista -
     Class IA Shares      1/2/97         15.28%      - -      22.58%    9.06%      - -     16.58%     13.68%     - -      21.18%
------------------------------------------------------------------------------------------------------------------------------------

Templeton Variable Products
Series Fund
  *Franklin Small Cap Investments,
     Class 1 Shares       5/1/98         15.12%      - -       8.36%     9.12%     - -      2.36%     13.72%     - -       6.96%
  *Mutual Shares Investments,
     Class 1 Shares       5/1/98         17.41%      - -      10.14%    11.16%     - -      4.14%     15.78%     - -       8.74%
  *Templeton Developing
     Markets Fund, Class
     1 Shares             3/4/96         47.76%      - -      (8.10)%   41.04%     - -    (14.10)%    45.69%     - -      (9.50)%
   Templeton
     International Fund,
     Class 1 Shares       5/1/92          5.39%     15.27%    14.69%    (0.68)%   13.77%   13.19%      3.92%    13.87%    13.29%
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*Past expense reductions by the manager increased returns.



Please send me, at no charge, the Statement of Additional Information dated November __, 1999, for the annuity contract issued by Cova.


               (Please print or type and fill in all information)




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Name




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Address




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City                               State                    Zip Code


CL-2096 (11/99)                                                         NAVI-MO












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                         Cova Financial Services Life
                           Insurance Company
                         Attn: Variable Products
                         One Tower Lane
                         Suite 3000
                         Oakbrook Terrace, Illinois  60181-4644







                                      COVA
                  Cova Financial Services Life Insurance Company




                         Marketing and Executive Office
                           One Tower Lane, Suite 3000
                        Oakbrook Terrace, IL 60181-4644
                                  800-523-1661




                             Annuity Service Office
                                 P.O. Box 10366
                              Des Moines, IA 50306-9775
                                  800-343-8496









CL-2095 (5/99)   Policy Form Series XL407, CL-407,XL-617,CL-617  21-CSA-MO(5/99)

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

             INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT

                                    issued by

                        COVA VARIABLE ANNUITY ACCOUNT ONE

                                       AND

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED NOVEMBER __, 1999 FOR THE
INDIVIDUAL  FIXED AND  VARIABLE  DEFERRED  ANNUITY  CONTRACT  WHICH IS DESCRIBED
HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644,
(800) 831-5433.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED NOVEMBER __, 1999.



                                TABLE OF CONTENTS

                                                                            Page



COMPANY  ....................................................................  3

EXPERTS  ....................................................................  3

LEGAL OPINIONS...............................................................  3

DISTRIBUTION.................................................................  3
         Reduction or Elimination of the Withdrawal Charge...................  4

CALCULATION OF PERFORMANCE INFORMATION.......................................  4
         Total Return........................................................  4
         Historical Unit Values..............................................  6
         Reporting Agencies..................................................  7

FEDERAL TAX STATUS...........................................................  7
         General  ...........................................................  7
         Diversification.....................................................  8
         Multiple Contracts.................................................  10
         Contracts Owned by Other than Natural Persons......................  10
         Tax Treatment of Assignments or Transfer of Ownership..............  10
         Income Tax Withholding.............................................  11
         Tax Treatment of Withdrawals - Non-Qualified Contracts.............  11
         Qualified Plans....................................................  12
         Tax Treatment of Withdrawals - Qualified Contracts.................  14
         Tax-Sheltered Annuities - Withdrawal Limitations...................  16

ANNUITY PROVISIONS..........................................................  16
         Variable Annuity...................................................  16
         Fixed Annuity......................................................  17
         Annuity Unit Value.................................................  17
         Net Investment Factor..............................................  17
         Mortality and Expense Guarantee....................................  18

FINANCIAL STATEMENTS........................................................  18



                                     COMPANY

Cova Financial Services Life Insurance Company (the "Company") was originally incorporated on August 17, 1981 as Assurance Life Company, a Missouri corporation and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995 a wholly-owned subsidiary of General American Life Insurance Company ("General American") purchased the Company from Xerox Financial Services, Inc. The Company changed its name to Cova Financial Services Life Insurance Company. The Company presently is licensed to do business in the District of Columbia and all states except California, Maine, New Hampshire, New York and Vermont.

General American is a St. Louis-based mutual company with more than $300 billion of life insurance in force and approximately $24 billion in assets. It provides life and health insurance, retirement plans, and related financial services to individuals and groups.

On August 26, 1999, it was announced that The Metropolitan Life Insurance Company would purchase General American Life Insurance Company, the parent company of Cova. Metropolitan Life is one of the country's oldest and most financially sound life insurance organizations.


                                     EXPERTS

The consolidated balance sheets of the Company as of December 31, 1998 and 1997, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 1998, and the statement of assets and liabilities of the Separate Account as of December 31, 1998, and the related statement of operations for the year then ended and the statements of changes in net assets for the two years then ended, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.


                                  DISTRIBUTION

Cova Life Sales Company ("Life Sales") acts as the distributor. Prior to June 1, 1995, Cova Life Sales Company was known as Xerox Life Sales Company. Life Sales is an affiliate of the Company. The offering is on a continuous basis.

Reduction or Elimination of the Withdrawal Charge

The amount of the Withdrawal Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Withdrawal Charge will be determined by the Company after examination of all the relevant factors such as:

     1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     2. The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

     3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

     4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Withdrawal Charge.

The Withdrawal Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Withdrawal Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                      CALCULATION OF PERFORMANCE INFORMATION

Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Premium, a .15% Administrative Expense Charge, the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charges and Withdrawal Charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charges and any applicable Withdrawal Charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                          n
                                 P (1 + T) = ERV

Where:

          P = a hypothetical initial payment of $1,000

          T = average annual total return

          n = number of years

          ERV= ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any contract maintenance charge and withdrawal charge. The deduction of any contract maintenance charge and withdrawal charge would reduce any percentage increase or make greater any percentage decrease.

You should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

The Contracts are relatively new and therefore have no meaningful performance history. However, the Separate Account and certain Portfolios have been in existence for sometime and consequently have an investment performance history. In order to show how the historical investment performance of the Separate Account and the Portfolios affect accumulation unit values, performance information was developed. The information is based upon the historical experience of the Separate Account and the Portfolios and is for the periods shown. The prospectus contains performance information.

Future performance of the Portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance for a Portfolio is calculated for a specified period of time by assuming an initial Purchase Payment of $1,000 allocated to the Portfolio. There are performance figures for the Accumulation Units which reflect the insurance charges as well as the Portfolio expenses. There are also performance figures for the Accumulation Units which reflect the insurance charges, the contract maintenance charge, the Portfolio expenses, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The percentage increases (decreases) are determined by subtracting the initial Purchase Payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.

Historical Unit Values

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

Reporting Agencies

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

                               FEDERAL TAX STATUS

General

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment portfolios underlying the Contracts will
be  managed  in  such  a  manner  as  to  comply   with  these   diversification
requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments or Transfer of Ownership

An assignment, pledge or transfer of ownership of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign, pledge or transfer ownership of their Contracts.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or
c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

Tax Treatment of Withdrawals - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.   Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Employee loans are not allowable under the Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.   Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     Roth IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.   Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals - Qualified Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2, or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Tax-Sheltered Annuities - Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                               ANNUITY PROVISIONS

Variable Annuity

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio(s) of the Separate Account. At the Annuity Date, the Contract Value in each investment portfolio will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. If, as of the Annuity Date, the then current Annuity Option rates applicable to this class of Contracts provide a first Annuity Payment greater than guaranteed under the same Annuity Option under this Contract, the greater payment will be made. The dollar amount of Annuity Payments after the first is determined as follows:

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each Variable Annuity Payment is the sum of all investment portfolios' Variable Annuity Payments reduced by the applicable Contract Maintenance Charge.

Fixed Annuity

A fixed annuity is a series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The General Account Value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The first monthly Annuity Payment will be based upon the Annuity Option elected and the appropriate Annuity Option Table.

Annuity Unit Value

The value of an Annuity Unit for each investment portfolio was arbitrarily set initially at $10. This was done when the first investment portfolio shares were purchased. The investment portfolio Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the investment portfolio Annuity Unit value for the immediately preceding Valuation Period by the product of (a) the Net Investment Factor for the day for which the Annuity Unit value is being calculated, and (b) 0.999919.

Net Investment Factor

The Net Investment Factor for any investment portfolio for any Valuation Period is determined by dividing:

(a) the Accumulation Unit value as of the close of the current Valuation Period, by

(b) the Accumulation Unit value as of the close of the immediately preceding Valuation Period.

The Net Investment Factor may be greater or less than one, as the Annuity Unit value may increase or decrease.

Mortality and Expense Guarantee

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.

                              FINANCIAL STATEMENTS

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
June 30, 1999
Unaudited
(In thousands of dollars)


Assets:
 Investments:
   Cova Series Trust (Trust):
      Lord Abbett Growth and Income Portfolio               35,202,359 shares at a net asset value of $23.682058 per share $ 833,664
      Bond Debenture Portfolio                              12,156,766 shares at a net asset value of $12.503713 per share   152,005
      Developing Growth Portfolio                            1,700,728 shares at a net asset value of $13.012586 per share    22,131
      Large Cap Research Portfolio                           1,740,666 shares at a net asset value of $13.570827 per share    23,622
      Mid-Cap Value Portfolio                                2,161,052 shares at a net asset value of $11.802264 per share    25,505
      Quality Bond Portfolio                                 8,184,020 shares at a net asset value of $10.786856 per share    88,280
      Small Cap Stock Portfolio                              5,706,529 shares at a net asset value of $12.704940 per share    72,501
      Large Cap Stock Portfolio                             10,193,410 shares at a net asset value of $20.430631 per share   208,258
      Select Equity Portfolio                               12,243,396 shares at a net asset value of $17.903279 per share   219,197
      International Equity Portfolio                         7,496,974 shares at a net asset value of $13.590555 per share   101,888
      Balanced Portfolio                                       555,666 shares at a net asset value of $12.232340 per share     6,797
      Small Cap Equity Portfolio                               162,151 shares at a net asset value of $10.809598 per share     1,753
      Equity Income Portfolio                                  426,039 shares at a net asset value of $12.929518 per share     5,509
      Growth and Income Portfolio                              947,523 shares at a net asset value of $13.660017 per share    12,943
   General American Capital Company (GACC):
      Money Market Fund                                      1,894,282 shares at a net asset value of $19.715236 per share    37,346
   Russell Insurance Funds (Russell):
      Multi-Style Equity Fund                                2,664,475 shares at a net asset value of     $16.63 per share    44,310
      Aggressive Equity Fund                                   581,570 shares at a net asset value of     $12.79 per share     7,438
      Non-US Fund                                            1,289,035 shares at a net asset value of     $11.73 per share    15,120
      Core Bond Fund                                         2,298,149 shares at a net asset value of     $10.12 per share    23,257
   AIM Variable Insurance Funds, Inc. (AIM):
      AIM V.I. Value Fund                                      627,948 shares at a net asset value of     $30.04 per share    18,864
      AIM V.I. Capital Appreciation Fund                       213,756 shares at a net asset value of     $27.60 per share     5,900
      AIM V.I. International Equity Fund                       168,414 shares at a net asset value of     $20.49 per share     3,451
   Alliance Variable Products Series Fund, Inc. (Alliance):
      Premier Growth Portfolio                                 687,662 shares at a net asset value of     $34.58 per share    23,779
      Real Estate Investment Portfolio                         336,131 shares at a net asset value of      $9.91 per share     3,331
   Liberty Variable Investment Trust (Liberty):
      Newport Tiger Fund, Variable Series                      207,111 shares at a net asset value of      $2.03 per share       420
   Goldman Sachs Variable Insurance Trust (Goldman Sachs):
      Growth and Income Fund                                   540,946 shares at a net asset value of     $11.54 per share     6,243
      International Equity Fund                                170,401 shares at a net asset value of     $12.23 per share     2,084
      Global Income Fund                                        24,137 shares at a net asset value of     $10.17 per share       246
   Kemper Variable Series (Kemper):
      Kemper Dreman High Return Equity Portfolio               149,458 shares at a net asset value of  $1.064610 per share       159
      Kemper Small Cap Growth Portfolio                        680,960 shares at a net asset value of  $2.054050 per share     1,399
      Kemper Small Cap Value Portfolio                       3,682,790 shares at a net asset value of  $1.118560 per share     4,119
      Kemper Government Securities Portfolio                 1,385,250 shares at a net asset value of  $1.149070 per share     1,592
   MFS Variable Insurance Trust (MFS):
      MFS Bond Series                                           15,094 shares at a net asset value of     $10.97 per share       166
      MFS Research Series                                      488,888 shares at a net asset value of     $20.48 per share    10,012
      MFS Growth with Income Series                            629,375 shares at a net asset value of     $21.14 per share    13,305
      MFS Emerging Growth Series                               562,463 shares at a net asset value of     $24.22 per share    13,623
      MFS/Foreign & Colonial Emerging Markets Equity Series     56,804 shares at a net asset value of      $7.22 per share       410

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
June 30, 1999
Unaudited
(In thousands of dollars)

Assets, continued:
  Investments, continued:
       MFS High Income Series                             315,197 shares at a net asset value of  $11.33 per share          $ 3,571
       MFS Global Governments Series                        4,977 shares at a net asset value of   $9.99 per share               50
    Oppenheimer Variable Account Funds (Oppenheimer):
       Oppenheimer Capital Appreciation Fund               94,858 shares at a net asset value of  $40.75 per share            3,865
       Oppenheimer Main Street Growth & Income Fund       192,040 shares at a net asset value of  $23.20 per share            4,455
       Oppenheimer High Income Fund                       155,986 shares at a net asset value of  $10.67 per share            1,664
       Oppenheimer Bond Fund                              711,217 shares at a net asset value of  $11.50 per share            8,179
       Oppenheimer Strategic Bond Fund                    470,237 shares at a net asset value of   $4.84 per share            2,276
    Putnam Variable Trust (Putnam)
       Putnam VT Growth and Income Fund                   772,856 shares at a net asset value of  $29.18 per share           22,552
       Putnam VT New Value Fund                            54,651 shares at a net asset value of  $13.52 per share              739
       Putnam  VT Vista Fund                              205,967 shares at a net asset value of  $16.60 per share            3,419
       Putnam VT International Growth Fund                830,025 shares at a net asset value of  $15.19 per share           12,608
       Putnam VT International New Opportunities Fund      68,714 shares at a net asset value of  $13.73 per share              943
    Templeton Variable Products Series Fund (Templeton):
       Templeton Bond Fund                                 14,030 shares at a net asset value of  $10.04 per share              141
       Franklin Small Cap Investments Fund                 16,988 shares at a net asset value of  $10.74 per share              183
       Templeton Stock Fund                                 5,756 shares at a net asset value of  $21.28 per share              123
       Templeton International Fund                       290,890 shares at a net asset value of  $19.85 per share            5,774
       Templeton Developing Markets Fund                  333,036 shares at a net asset value of   $7.23 per share            2,408
       Mutual Shares Investments Fund                     188,855 shares at a net asset value of  $11.16 per share            2,108
       Franklin Growth Investments Fund                     8,078 shares at a net asset value of  $13.13 per share              106
    Variable Insurance Products Fund, Fund II
         and Fund III (Fidelity):
       VIP Growth Portfolio                                19,601 shares at a net asset value of  $45.73 per share              896
       VIP II Contrafund Portfolio                         36,253 shares at a net asset value of  $26.10 per share              946
       VIP III Growth Opportunities Portfolio              18,642 shares at a net asset value of  $23.64 per share              441
       VIP III Growth & Income Portfolio                  104,598 shares at a net asset value of  $17.10 per share            1,789
       VIP Equity-Income Portfolio                         32,620 shares at a net asset value of  $27.25 per share              889
                                                                                                                      --------------
           Total assets                                                                                                 $ 2,090,752
                                                                                                                      ==============

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
June 30, 1999
Unaudited
(In thousands of dollars)


Net assets:
    Accumulation units:
      Trust Lord Abbett Growth and Income                       21,288,159 accumulation units at  $39.095065 per unit    $ 832,262
      Trust Bond Debenture                                      11,212,098 accumulation units at  $13.536168 per unit      151,769
      Trust Developing Growth                                    1,738,843 accumulation units at  $12.724192 per unit       22,125
      Trust Large Cap Research                                   1,771,421 accumulation units at  $13.320553 per unit       23,596
      Trust Mid-Cap Value                                        2,205,833 accumulation units at  $11.560414 per unit       25,500
      Trust Quality Bond                                         7,609,203 accumulation units at  $11.582126 per unit       88,131
      Trust Small Cap Stock                                      5,470,094 accumulation units at  $13.249386 per unit       72,475
      Trust Large Cap Stock                                      9,555,351 accumulation units at  $21.760453 per unit      207,929
      Trust Select Equity                                       11,657,671 accumulation units at  $18.786819 per unit      219,011
      Trust International Equity                                 7,524,017 accumulation units at  $13.530211 per unit      101,801
      Trust Balanced                                               541,932 accumulation units at  $12.542349 per unit        6,797
      Trust Small Cap Equity                                       162,265 accumulation units at  $10.802058 per unit        1,753
      Trust Equity Income                                          413,263 accumulation units at  $13.329239 per unit        5,509
      Trust Growth and Income Equity                               939,004 accumulation units at  $13.783946 per unit       12,943
      GACC Money Market                                          3,291,555 accumulation units at  $11.299196 per unit       37,192
      Russell Multi-Style Equity                                 3,133,906 accumulation units at  $14.136244 per unit       44,301
      Russell Aggressive Equity                                    744,069 accumulation units at   $9.994595 per unit        7,436
      Russell Non-US                                             1,276,329 accumulation units at  $11.843135 per unit       15,115
      Russell Core Bond                                          2,235,884 accumulation units at  $10.400162 per unit       23,253
      AIM V.I. Value                                             1,270,910 accumulation units at  $14.842562 per unit       18,864
      AIM V.I. Capital Appreciation                                460,824 accumulation units at  $12.802441 per unit        5,900
      AIM V.I. International Equity                                292,086 accumulation units at  $11.814369 per unit        3,451
      Alliance Premier Growth                                    1,450,385 accumulation units at  $16.395203 per unit       23,779
      Alliance Real Estate Investment                              396,067 accumulation units at   $8.410331 per unit        3,331
      Liberty Newport Tiger Fund, Variable                          35,478 accumulation units at  $11.850543 per unit          420
      Goldman Sachs Growth and Income                              574,475 accumulation units at  $10.866470 per unit        6,243
      Goldman Sachs International Equity                           179,215 accumulation units at  $11.628506 per unit        2,084
      Goldman Sachs Global Income                                   23,264 accumulation units at  $10.551525 per unit          246
      Kemper Dreman High Return Equity                              14,480 accumulation units at  $10.988298 per unit          159
      Kemper Small Cap Growth                                      115,827 accumulation units at  $12.075969 per unit        1,399
      Kemper Small Cap Value                                       447,154 accumulation units at   $9.212540 per unit        4,119
      Kemper Government Securities                                 151,786 accumulation units at  $10.486805 per unit        1,592
      MFS Bond                                                      16,089 accumulation units at  $10.294147 per unit          166
      MFS Research                                                 760,925 accumulation units at  $13.158217 per unit       10,012
      MFS Growth with Income                                     1,049,025 accumulation units at  $12.683197 per unit       13,305
      MFS Emerging Growth                                          918,911 accumulation units at  $14.825001 per unit       13,623
      MFS/Foreign & Colonial Emerging Markets Equity                51,354 accumulation units at   $7.986146 per unit          410
      MFS High Income                                              347,989 accumulation units at  $10.262353 per unit        3,571
      MFS Global Governments                                         4,832 accumulation units at  $10.290122 per unit           50
      Oppenheimer Capital Appreciation                             274,732 accumulation units at  $14.069924 per unit        3,865
      Oppenheimer Main Street Growth & Income                      378,965 accumulation units at  $11.756598 per unit        4,455
      Oppenheimer High Income                                      163,191 accumulation units at  $10.198942 per unit        1,664
      Oppenheimer Bond                                             795,356 accumulation units at  $10.283438 per unit        8,179
      Oppenheimer Strategic Bond                                   225,455 accumulation units at  $10.094897 per unit        2,276
      Putnam VT Growth and Income                                1,803,717 accumulation units at  $12.503038 per unit       22,552
      Putnam VT New Value                                           62,091 accumulation units at  $11.899961 per unit          739
      Putnam VT Vista                                              259,037 accumulation units at  $13.199054 per unit        3,419

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
June 30, 1999
Unaudited
(In thousands of dollars)


Net assets, continued:
    Accumulation units, continued:
      Putnam VT International Growth                  965,233 accumulation units at     $13.062217 per unit          $ 12,608
      Putnam VT International New Opportunities        69,696 accumulation units at     $13.536626 per unit               943
      Templeton Bond                                   14,375 accumulation units at      $9.799254 per unit               141
      Franklin Small Cap Investments                   15,066 accumulation units at     $12.110249 per unit               183
      Templeton Stock                                  11,101 accumulation units at     $11.034139 per unit               123
      Templeton International                         576,554 accumulation units at     $10.014948 per unit             5,774
      Templeton Developing Markets                    224,256 accumulation units at     $10.737070 per unit             2,408
      Templeton Mutual Shares Investments             191,430 accumulation units at     $11.009906 per unit             2,108
      Franklin Growth Investments                       9,134 accumulation units at     $11.612002 per unit               106
      Fidelity VIP Growth                              60,319 accumulation units at     $14.859885 per unit               896
      Fidelity VIP II Contrafund                       69,304 accumulation units at     $13.652825 per unit               946
      Fidelity VIP III Growth Opportunities            35,493 accumulation units at     $12.416559 per unit               441
      Fidelity VIP III Growth & Income                136,787 accumulation units at     $13.076025 per unit             1,789
      Fidelity VIP Equity-Income                       74,740 accumulation units at     $11.893156 per unit               889
                                                                                                                --------------
                                                                                                                    2,088,126
    Annuity units:
      Trust Lord Abbett Growth and Income              47,574 annuity units at          $29.477257 per unit             1,402
      Trust Bond Debenture                             19,186 annuity units at          $12.294264 per unit               236
      Trust Developing Growth                             457 annuity units at          $12.042264 per unit                 6
      Trust Large Cap Research                          2,060 annuity units at          $12.606668 per unit                26
      Trust Mid-Cap Value                                 453 annuity units at          $10.940850 per unit                 5
      Trust Quality Bond                               14,173 annuity units at          $10.519505 per unit               149
      Trust Small Cap Stock                             2,137 annuity units at          $12.033800 per unit                26
      Trust Large Cap Stock                            16,648 annuity units at          $19.764009 per unit               329
      Trust Select Equity                              10,922 annuity units at          $17.063207 per unit               186
      Trust International Equity                        7,039 annuity units at          $12.288854 per unit                87
      GACC Money Market                                14,955 annuity units at          $10.317543 per unit               154
      Russell Multi-Style                                 633 annuity units at          $13.524650 per unit                 9
      Russell Aggressive Equity                           168 annuity units at           $9.562188 per unit                 2
      Russell Non-US                                      410 annuity units at          $11.330745 per unit                 5
      Russell Core Bond                                   373 annuity units at           $9.950215 per unit                 4
                                                                                                                --------------
             Total net assets                                                                                 $     2,090,752
                                                                                                                ==============
See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Six months ended June 30, 1999
Unaudited
(In thousands of dollars)

                                                                                   Trust
                                         ------------------------------------------------------------------------------------------
                                                                                               VKAC       Lord Abbett
                                                                                              Growth        Growth
                                          Quality        Money         High        Stock       and           and           Bond
                                         Income (1)    Market (1)    Yield (1)   Index (1)   Income (1)    Income (2)     Debenture
                                         -----------  ------------  ----------  ----------- -----------  ------------   -----------
Income:
    Dividends                           $     1,404             7       1,324          576         331             -             -
                                         -----------  ------------  ----------  ----------- -----------  ------------   -----------

Expenses:
    Mortality and expense risk                   11             2           8           27          14         4,576           908
    Administrative fee                            1             -           1            3           2           549           109
                                         -----------  ------------  ----------  ----------- -----------  ------------   -----------
        Total expenses                           12             2           9           30          16         5,125         1,017
                                         -----------  ------------  ----------  ----------- -----------  ------------   -----------

        Net investment income (loss)          1,392             5       1,315          546         315        (5,125)       (1,017)
                                         -----------  ------------  ----------  ----------- -----------  ------------   -----------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                   (520)            -        (955)      18,079       6,587           326            92
    Realized gain distributions                   -             -           -        9,833       5,025             -             -
                                         -----------  ------------  ----------  ----------- -----------  ------------   -----------
        Net realized gain (loss)               (520)            -        (955)      27,912      11,612           326            92
                                         -----------  ------------  ----------  ----------- -----------  ------------   -----------

Change in unrealized appreciation            (1,308)            -        (174)     (25,838)    (11,521)       72,936         1,109
                                         -----------  ------------  ----------  ----------- -----------  ------------   -----------

        Net increase (decrease) in net
           assets from operations       $      (436)            5         186        2,620         406        68,137           184
                                         ===========  ============  ==========  =========== ===========  ============   ===========


(1)   Sub-account ceased operations on January 8, 1999.
(2)   Sub-account commenced operations on January 8, 1999.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Six months ended June 30, 1999
Unaudited
(In thousands of dollars)

                                                                                    Trust
                                          -----------------------------------------------------------------------------------------

                                                            Large                               Small         Large
                                           Developing        Cap       Mid-Cap     Quality       Cap           Cap        Select
                                             Growth       Research      Value        Bond       Stock         Stock       Equity
                                          ------------   -----------  ----------  ----------  ----------   -----------  -----------
Income:
    Dividends                           $           -             -           -           -           -             -            -
                                          ------------   -----------  ----------  ----------  ----------   -----------  -----------

Expenses:
    Mortality and expense risk                    112           113         127         516         418         1,132        1,214
    Administrative fee                             13            14          15          62          50           136          146
                                          ------------   -----------  ----------  ----------  ----------   -----------  -----------
        Total expenses                            125           127         142         578         468         1,268        1,360
                                          ------------   -----------  ----------  ----------  ----------   -----------  -----------

        Net investment income (loss)             (125)         (127)       (142)       (578)       (468)       (1,268)      (1,360)
                                          ------------   -----------  ----------  ----------  ----------   -----------  -----------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                       44             2           1          64         (75)        1,453          130
    Realized gain distributions                     -             -           -           -           -             -            -
                                          ------------   -----------  ----------  ----------  ----------   -----------  -----------
        Net realized gain (loss)                   44             2           1          64         (75)        1,453          130
                                          ------------   -----------  ----------  ----------  ----------   -----------  -----------

Change in unrealized appreciation               2,721         2,368       2,664      (1,741)      4,182        17,285       21,683
                                          ------------   -----------  ----------  ----------  ----------   -----------  -----------

        Net increase (decrease) in net
           assets from operations       $       2,640         2,243       2,523      (2,255)      3,639        17,470       20,453
                                          ============   ===========  ==========  ==========  ==========   ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Six months ended June 30, 1999
Unaudited
(In thousands of dollars)

                                                                     Trust                                 GACC     Lord Abbett
                                          ------------------------------------------------------------   ---------  -------------
                                                                                              Growth
                                                                        Small                   and                    Growth
                                           International                 Cap       Equity     Income       Money         and
                                              Equity       Balanced    Equity      Income     Equity      Market     Income (1)
                                          --------------  ----------  ---------   ---------  ---------   ---------  -------------
Income:
    Dividends                           $             -           -          -           -          -           -              -
                                          --------------  ----------  ---------   ---------  ---------   ---------  -------------

Expenses:
    Mortality and expense risk                      602          28          9          27         62         206            186
    Administrative fee                               72           4          1           3          8          25             22
                                          --------------  ----------  ---------   ---------  ---------   ---------  -------------
        Total expenses                              674          32         10          30         70         231            208
                                          --------------  ----------  ---------   ---------  ---------   ---------  -------------

        Net investment income (loss)               (674)        (32)       (10)        (30)       (70)       (231)          (208)
                                          --------------  ----------  ---------   ---------  ---------   ---------  -------------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                        390           1          -           3          8         351        145,466
    Realized gain distributions                       -           -          -           -          -           -              -
                                          --------------  ----------  ---------   ---------  ---------   ---------  -------------
        Net realized gain (loss)                    390           1          -           3          8         351        145,466
                                          --------------  ----------  ---------   ---------  ---------   ---------  -------------

Change in unrealized appreciation                 5,063         387        110         493      1,404         434       (114,453)
                                          --------------  ----------  ---------   ---------  ---------   ---------  -------------

        Net increase (decrease) in net
           assets from operations       $         4,779         356        100         466      1,342         554         30,805
                                          ==============  ==========  =========   =========  =========   =========  =============


(1)   Sub-account ceased operations on January 8, 1999.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Six months ended June 30, 1999
Unaudited
(In thousands of dollars)

                                                            Russell                                         AIM
                                          ---------------------------------------------  -------------------------------------------

                                           Multi-                                                                          V.I.
                                            Style    Aggressive                 Core                   V.I. Capital    International
                                           Equity     Equity       Non-US       Bond      V.I. Value   Appreciation       Equity
                                          ---------  ----------  ----------  ----------  -----------  -------------   --------------
Income:
    Dividends                           $       99           6         128         463            -              -                -
                                          ---------  ----------  ----------  ----------  -----------  -------------   --------------

Expenses:
    Mortality and expense risk                 225          38          77         125           70             20               17
    Administrative fee                          27           5           9          15            8              2                2
                                          ---------  ----------  ----------  ----------  -----------  -------------   --------------
        Total expenses                         252          43          86         140           78             22               19
                                          ---------  ----------  ----------  ----------  -----------  -------------   --------------

        Net investment income (loss)          (153)        (37)         42         323          (78)           (22)             (19)
                                          ---------  ----------  ----------  ----------  -----------  -------------   --------------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                    73         (11)         14         (15)           1              9               94
    Realized gain distributions              2,262          10           -         335            -              -                -
                                          ---------  ----------  ----------  ----------  -----------  -------------   --------------
        Net realized gain (loss)             2,335          (1)         14         320            1              9               94
                                          ---------  ----------  ----------  ----------  -----------  -------------   --------------

Change in unrealized appreciation            1,756         200         751      (1,023)       1,535            422               67
                                          ---------  ----------  ----------  ----------  -----------  -------------   --------------

        Net increase (decrease) in net
           assets from operations       $    3,938         162         807        (380)       1,458            409              142
                                          =========  ==========  ==========  ==========  ===========  =============   ==============

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Six months ended June 30, 1999
Unaudited
(In thousands of dollars)

                                                  Alliance            Liberty               Goldman Sachs               Kemper
                                          ------------------------  -----------  ------------------------------------  ---------
                                                                      Newport                                           Dreman
                                                          Real         Tiger      Growth                                 High
                                           Premier       Estate        Fund,        and      International   Global     Return
                                            Growth     Investment    Variable     Income        Equity       Income     Equity
                                          ----------  ------------  -----------  ---------  --------------  ---------  ---------
Income:
    Dividends                           $         -           137            -          -               -          -          1
                                          ----------  ------------  -----------  ---------  --------------  ---------  ---------

Expenses:
    Mortality and expense risk                   99            15            2         33              10          1          1
    Administrative fee                           12             2            -          4               1          -          -
                                          ----------  ------------  -----------  ---------  --------------  ---------  ---------
        Total expenses                          111            17            2         37              11          1          1
                                          ----------  ------------  -----------  ---------  --------------  ---------  ---------

        Net investment income (loss)           (111)          120           (2)       (37)            (11)        (1)         -
                                          ----------  ------------  -----------  ---------  --------------  ---------  ---------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                      4            (7)          99         (1)             61          -          -
    Realized gain distributions                 279             -            -          -               -          -          1
                                          ----------  ------------  -----------  ---------  --------------  ---------  ---------
        Net realized gain (loss)                283            (7)          99         (1)             61          -          1
                                          ----------  ------------  -----------  ---------  --------------  ---------  ---------

Change in unrealized appreciation             1,553            99           (3)       546               9         (3)         6
                                          ----------  ------------  -----------  ---------  --------------  ---------  ---------

        Net increase (decrease) in net
           assets from operations       $     1,725           212           94        508              59         (4)         7
                                          ==========  ============  ===========  =========  ==============  =========  =========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Six months ended June 30, 1999
Unaudited
(In thousands of dollars)

                                                        Kemper                                      MFS
                                          -----------------------------------   -------------------------------------------

                                            Small      Small                                          Growth
                                             Cap        Cap      Government                            with       Emerging
                                           Growth      Value     Securities      Bond     Research    Income       Growth
                                          ---------  ---------  -------------   ------   ----------  ---------   ----------
Income:
    Dividends                           $        -         33             69        4           16         35            -
                                          ---------  ---------  -------------   ------   ----------  ----------  ----------

Expenses:
    Mortality and expense risk                   7         19              7        1           46         61           61
    Administrative fee                           2          2              1        -            6          7            7
                                          ---------  ---------  -------------   ------   ----------  ----------  ----------
        Total expenses                           9         21              8        1           52         68           68
                                          ---------  ---------  -------------   ------   ----------  ----------  ----------

        Net investment income (loss)            (9)        12             61        3          (36)       (33)         (68)
                                          ---------  ---------  -------------   ------   ----------  ----------  ----------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                     8         (8)             1        -            6          7           13
    Realized gain distributions                  -          -              -        -           86         42            -
                                          ---------  ---------  -------------   ------   ----------  ----------  ----------
        Net realized gain (loss)                 8         (8)             1        -           92         49           13
                                          ---------  ---------  -------------   ------   ----------  ----------  ----------

Change in unrealized appreciation               66        303            (72)      (6)         621        554        1,267
                                          ---------  ---------  -------------   ------   ----------  ----------  ----------

        Net increase (decrease) in net
           assets from operations       $       65        307            (10)      (3)         677        570        1,212
                                          =========  =========  =============   ======   ==========  ==========  ==========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Six months ended June 30, 1999
Unaudited
(In thousands of dollars)

                                                           MFS                                       Oppenheimer
                                          --------------------------------------  -------------------------------------------------
                                             F&C                                                   Main Street
                                           Emerging                                                  Growth
                                           Markets       High         Global         Capital           and         High
                                            Equity      Income     Governments     Appreciation      Income       Income     Bond
                                          ----------   --------   --------------  --------------  -------------  ---------  -------
Income:
    Dividends                           $         -        210                3               7             15         72      286
                                          ----------   --------   --------------  --------------  -------------  ---------  -------

Expenses:
    Mortality and expense risk                    3         18                -              15             22          7       38
    Administrative fee                            -          2                -               2              3          1        5
                                          ----------   --------   --------------  --------------  -------------  ---------  -------
        Total expenses                            3         20                -              17             25          8       43
                                          ----------   --------   --------------  --------------  -------------  ---------  -------

        Net investment income (loss)             (3)       190                3             (10)           (10)        64      243
                                          ----------   --------   --------------  --------------  -------------  ---------  -------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                    (30)         -                -               3              3          -       (1)
    Realized gain distributions                   -          -                -              78             26          -       28
                                          ----------   --------   --------------  --------------  -------------  ---------  -------
        Net realized gain (loss)                (30)         -                -              81             29          -       27
                                          ----------   --------   --------------  --------------  -------------  ---------  -------

Change in unrealized appreciation               114        (94)              (4)            289            474        (41)    (438)
                                          ----------   --------   --------------  --------------  -------------  ---------  -------

        Net increase (decrease) in net
           assets from operations       $        81         96               (1)            360            493         23     (168)
                                          ==========   ========   ==============  ==============  =============  =========  =======

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Six months ended June 30, 1999
Unaudited
(In thousands of dollars)

                                                                              Putnam                                    Templeton
                                         ------------------------------------------------------------------------------ -----------
                                                                                                               VT
                                                      VT Growth                                VT         International
                                          Strategic      and        VT New                International       New
                                            Bond        Income       Value      VT Vista     Growth       Opportunities   Bond (3)
                                         ----------  ------------  ---------   ---------- -------------  -------------- -----------
Income:
    Dividends                           $       84           240          -            -             -               -           -
                                         ----------  ------------  ---------   ---------- -------------  -------------- -----------

Expenses:
    Mortality and expense risk                  10           107          6           15            57               5           -
    Administrative fee                           1            13          -            2             7               1           -
                                         ----------  ------------  ---------   ---------- -------------  -------------- -----------
        Total expenses                          11           120          6           17            64               6           -
                                         ----------  ------------  ---------   ---------- -------------  -------------- -----------

        Net investment income (loss)            73           120         (6)         (17)          (64)             (6)          -
                                         ----------  ------------  ---------   ---------- -------------  -------------- -----------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                     -             3          2            2           180              85           -
    Realized gain distributions                  -         1,199          9            -             -               -           -
                                         ----------  ------------  ---------   ---------- -------------  -------------- -----------
        Net realized gain (loss)                 -         1,202         11            2           180              85           -
                                         ----------  ------------  ---------   ---------- -------------  -------------- -----------

Change in unrealized appreciation              (84)          315         61          329           935              73          (2)
                                         ----------  ------------  ---------   ---------- -------------  -------------- -----------

        Net increase (decrease) in net
           assets from operations       $      (11)        1,637         66          314         1,051             152          (2)
                                         ==========  ============  =========   ========== =============  ============== ===========


(3)   Sub-account commenced operations on March 1, 1999.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Six months ended June 30, 1999
Unaudited
(In thousands of dollars)

                                                                           Templeton                                       Fidelity
                                         -------------------------------------------------------------------------------  ---------
                                          Franklin                                                           Franklin
                                          Small Cap                                            Mutual         Growth
                                         Investments                             Developing    Shares       Investments      VIP
                                             (3)      Stock (4)  International    Markets    Investments        (3)        Growth
                                         ------------ ---------- -------------  ------------ -----------   -------------  ---------
Income:
    Dividends                           $          -          -            57            13           3               -          1
                                         ------------ ---------- -------------  ------------ -----------   -------------  ---------

Expenses:
    Mortality and expense risk                     -          -            20             9           9               -          3
    Administrative fee                             -          -             2             1           1               -          -
                                         ------------ ---------- -------------  ------------ -----------   -------------  ---------
        Total expenses                             -          -            22            10          10               -          3
                                         ------------ ---------- -------------  ------------ -----------   -------------  ---------

        Net investment income (loss)               -          -            35             3          (7)              -         (2)
                                         ------------ ---------- -------------  ------------ -----------   -------------  ---------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                       -          -            12             4           5               3          -
    Realized gain distributions                    -          -           198             -           -               -         32
                                         ------------ ---------- -------------  ------------ -----------   -------------  ---------
        Net realized gain (loss)                   -          -           210             4           5               3         32
                                         ------------ ---------- -------------  ------------ -----------   -------------  ---------

Change in unrealized appreciation                 15          4           149           612         216               7         28
                                         ------------ ---------- -------------  ------------ -----------   -------------  ---------

        Net increase (decrease) in net
           assets from operations       $         15          4           394           619         214              10         58
                                         ============ ========== =============  ============ ===========   =============  =========


(3)   Sub-account commenced operations on March 1, 1999.
(4)   Sub-account commenced operations on January 19, 1999.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Six months ended June 30, 1999
Unaudited
(In thousands of dollars)

                                                                   Fidelity
                                          -----------------------------------------------------------

                                                            VIP III         VIP III          VIP
                                             VIP II         Growth         Growth &        Equity-
                                           Contrafund     Opportunities     Income         Income         Total
                                          -------------  -----------------------------  -------------  ------------
Income:
    Dividends                           $            2              1               7              5         5,639
                                          -------------  -------------   -------------  -------------  ------------

Expenses:
    Mortality and expense risk                       4              2               8              3        11,594
    Administrative fee                               1              -               1              -         1,391
                                          -------------  -------------   -------------  -------------  ------------
        Total expenses                               5              2               9              3        12,985
                                          -------------  -------------   -------------  -------------  ------------

        Net investment income (loss)                (3)            (1)             (2)             2        (7,346)
                                          -------------  -------------   -------------  -------------  ------------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                         6              -               2              -       172,074
    Realized gain distributions                     17              3              13             12        19,488
                                          -------------  -------------   -------------  -------------  ------------
        Net realized gain (loss)                    23              3              15             12       191,562
                                          -------------  -------------   -------------  -------------  ------------

Change in unrealized appreciation                   44             20              86             60       (10,380)
                                          -------------  -------------   -------------  -------------  ------------

        Net increase (decrease) in net
           assets from operations       $           64             22              99             74       173,836
                                          =============  =============   =============  =============  ============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Six months ended June 30, 1999
Unaudited
(In thousands of dollars)

                                                                                 Trust
                                         ------------------------------------------------------------------------------------------
                                                                                               VKAC       Lord Abbett
                                                                                              Growth        Growth
                                          Quality      Money         High        Stock         and            and          Bond
                                         Income (1)  Market (1)    Yield (1)   Index (1)    Income (1)    Income (2)     Debenture
                                         ----------- ----------   ----------  -----------  ------------  -------------  -----------
Increase (decrease) in net assets
    from operations:
      Net investment income (loss)      $     1,392          5        1,315          546           315         (5,125)      (1,017)
      Net realized gain (loss)                 (520)         -         (955)      27,912        11,612            326           92
      Change in unrealized appreciation      (1,308)         -         (174)     (25,838)      (11,521)        72,936        1,109
                                         ----------- ----------   ----------  -----------  ------------  -------------  -----------
        Net increase (decrease) from
           operations                          (436)         5          186        2,620           406         68,137          184
                                         ----------- ----------   ----------  -----------  ------------  -------------  -----------

Contract transactions:
    Payments received from contract
      owners                                     (1)       (34)           2            5             -         13,720        5,052
    Transfers between sub-accounts
      (including fixed account), net        (38,617)    (7,817)     (28,916)     (99,953)      (51,641)       784,171       43,813
    Transfers for contract benefits and
      terminations                              (36)       (45)         (72)        (259)          (76)       (32,364)      (7,515)
                                         ----------- ----------   ----------  -----------  ------------  -------------  -----------
        Net increase (decrease) in net
           assets from contract
           transactions                     (38,654)    (7,896)     (28,986)    (100,207)      (51,717)       765,527       41,350
                                         ----------- ----------   ----------  -----------  ------------  -------------  -----------

        Net increase (decrease) in net
           assets                           (39,090)    (7,891)     (28,800)     (97,587)      (51,311)       833,664       41,534

Net assets at beginning of period            39,090      7,891       28,800       97,587        51,311              -      110,471
                                         ----------- ----------   ----------  -----------  ------------  -------------  -----------
Net assets as end of period             $         -          -            -            -             -        833,664      152,005
                                         =========== ==========   ==========  ===========  ============  =============  ===========


(1)   Sub-account ceased operations on January 8, 1999.
(2)   Sub-account commenced operations on January 8, 1999.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Six months ended June 30, 1999
Unaudited
(In thousands of dollars)

                                                                                 Trust
                                          ------------------------------------------------------------------------------------

                                                          Large                               Small       Large
                                           Developing      Cap       Mid-Cap     Quality       Cap         Cap        Select
                                             Growth      Research     Value        Bond       Stock       Stock       Equity
                                          ------------  ----------  ----------  ----------   --------   ----------  ----------
Increase (decrease) in net assets
    from operations:
      Net investment income (loss)      $        (125)       (127)       (142)       (578)      (468)      (1,268)     (1,360)
      Net realized gain (loss)                     44           2           1          64        (75)       1,453         130
      Change in unrealized appreciation         2,721       2,368       2,664      (1,741)     4,182       17,285      21,683
                                          ------------  ----------  ----------  ----------   --------   ----------  ----------
        Net increase (decrease) from
           operations                           2,640       2,243       2,523      (2,255)     3,639       17,470      20,453
                                          ------------  ----------  ----------  ----------   --------   ----------  ----------

Contract transactions:
    Payments received from contract
      owners                                    1,618       2,441       2,361       5,127      1,760        9,738       5,661
    Transfers between sub-accounts
      (including fixed account), net            3,285       6,384       4,011      51,826       (439)     109,627      18,465
    Transfers for contract benefits and
      terminations                               (267)       (414)       (535)     (6,056)    (2,104)      (9,946)     (4,692)
                                          ------------  ----------  ----------  ----------   --------   ----------  ----------
        Net increase (decrease) in net
           assets from contract
           transactions                         4,636       8,411       5,837      50,897       (783)     109,419      19,434
                                          ------------  ----------  ----------  ----------   --------   ----------  ----------

        Net increase (decrease) in net
           assets                               7,276      10,654       8,360      48,642      2,856      126,889      39,887

Net assets at beginning of period              14,855      12,968      17,145      39,638     69,645       81,369     179,310
                                          ------------  ----------  ----------  ----------   --------   ----------  ----------
Net assets as end of period             $      22,131      23,622      25,505      88,280     72,501      208,258     219,197
                                          ============  ==========  ==========  ==========   ========   ==========  ==========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Six months ended June 30, 1999
Unaudited
(In thousands of dollars)

                                                                     Trust                                  GACC      Lord Abbett
                                          ------------------------------------------------------------   ----------   -----------
                                                                                              Growth
                                                                        Small                   and                     Growth
                                           International                 Cap      Equity      Income       Money          and
                                              Equity       Balanced    Equity     Income      Equity       Market      Income (1)
                                          --------------  ----------  ---------  ---------   ---------   ----------   -----------
Increase (decrease) in net assets
    from operations:
      Net investment income (loss)      $          (674)        (32)       (10)       (30)        (70)        (231)         (208)
      Net realized gain (loss)                      390           1          -          3           8          351       145,466
      Change in unrealized appreciation           5,063         387        110        493       1,404          434      (114,453)
                                          --------------  ----------  ---------  ---------   ---------   ----------   -----------
        Net increase (decrease) from
           operations                             4,779         356        100        466       1,342          554        30,805
                                          --------------  ----------  ---------  ---------   ---------   ----------   -----------

Contract transactions:
    Payments received from contract
      owners                                      1,445       1,261        159        857       1,739        2,860           672
    Transfers between sub-accounts
      (including fixed account), net              3,846       1,890        193        801       2,238       22,967      (699,899)
    Transfers for contract benefits and
      terminations                               (2,427)        (82)       (26)       (78)       (199)      (5,499)         (781)
                                          --------------  ----------  ---------  ---------   ---------   ----------   -----------
        Net increase (decrease) in net
           assets from contract
           transactions                           2,864       3,069        326      1,580       3,778       20,328      (700,008)
                                          --------------  ----------  ---------  ---------   ---------   ----------   -----------

        Net increase (decrease) in net
           assets                                 7,643       3,425        426      2,046       5,120       20,882      (669,203)

Net assets at beginning of period                94,245       3,372      1,327      3,463       7,823       16,464       669,203
                                          --------------  ----------  ---------  ---------   ---------   ----------   -----------
Net assets as end of period             $       101,888       6,797      1,753      5,509      12,943       37,346             -
                                          ==============  ==========  =========  =========   =========   ==========   ===========


(1)   Sub-account ceased operations on January 8, 1999.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Six months ended June 30, 1999
Unaudited
(In thousands of dollars)

                                                             Russell                                         AIM
                                         -----------------------------------------------  -----------------------------------------

                                           Multi-                                                                         V.I.
                                           Style      Aggressive                 Core                   V.I. Capital  International
                                           Equity      Equity       Non-US       Bond      V.I. Value   Appreciation     Equity
                                         ----------  -----------   ---------  ----------  -----------  -------------  -------------
Increase (decrease) in net assets
    from operations:
      Net investment income (loss)      $     (153)         (37)         42         323          (78)           (22)           (19)
      Net realized gain (loss)               2,335           (1)         14         320            1              9             94
      Change in unrealized appreciation      1,756          200         751      (1,023)       1,535            422             67
                                         ----------  -----------   ---------  ----------  -----------  -------------  -------------
        Net increase (decrease) from
           operations                        3,938          162         807        (380)       1,458            409            142
                                         ----------  -----------   ---------  ----------  -----------  -------------  -------------

Contract transactions:
    Payments received from contract
      owners                                 6,122        1,120       1,740       2,046        4,927          2,053            280
    Transfers between sub-accounts
      (including fixed account), net         5,037          858       2,381       4,721        6,016          1,310            745
    Transfers for contract benefits and
      terminations                            (346)         (45)       (124)       (180)        (353)           (32)           (41)
                                         ----------  -----------   ---------  ----------  -----------  -------------  -------------
        Net increase (decrease) in net
           assets from contract
           transactions                     10,813        1,933       3,997       6,587       10,590          3,331            984
                                         ----------  -----------   ---------  ----------  -----------  -------------  -------------

        Net increase (decrease) in net
           assets                           14,751        2,095       4,804       6,207       12,048          3,740          1,126

Net assets at beginning of period           29,559        5,343      10,316      17,050        6,816          2,160          2,325
                                         ----------  -----------   ---------  ----------  -----------  -------------  -------------
Net assets as end of period             $   44,310        7,438      15,120      23,257       18,864          5,900          3,451
                                         ==========  ===========   =========  ==========  ===========  =============  =============

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Six months ended June 30, 1999
Unaudited
(In thousands of dollars)

                                                 Alliance            Liberty               Goldman Sachs                  Kemper
                                         -------------------------  ----------  -------------------------------------   -----------
                                                                     Newport                                              Dreman
                                                         Real         Tiger      Growth                                    High
                                          Premier       Estate        Fund,       and        International   Global       Return
                                           Growth     Investment    Variable     Income        Equity        Income       Equity
                                         ----------  -------------  ----------  ---------   -------------   ---------   -----------
Increase (decrease) in net assets
    from operations:
      Net investment income (loss)      $     (111)           120          (2)       (37)            (11)         (1)            -
      Net realized gain (loss)                 283             (7)         99         (1)             61           -             1
      Change in unrealized appreciation      1,553             99          (3)       546               9          (3)            6
                                         ----------  -------------  ----------  ---------   -------------   ---------   -----------
        Net increase (decrease) from
           operations                        1,725            212          94        508              59          (4)            7
                                         ----------  -------------  ----------  ---------   -------------   ---------   -----------

Contract transactions:
    Payments received from contract
      owners                                 8,928          1,311          39        441             387          10            15
    Transfers between sub-accounts
      (including fixed account), net         3,616            314          (2)       736             380          38            40
    Transfers for contract benefits and
      terminations                            (238)           (35)         (6)       (76)            (29)         (1)            -
                                         ----------  -------------  ----------  ---------   -------------   ---------   -----------
        Net increase (decrease) in net
           assets from contract
           transactions                     12,306          1,590          31      1,101             738          47            55
                                         ----------  -------------  ----------  ---------   -------------   ---------   -----------

        Net increase (decrease) in net
           assets                           14,031          1,802         125      1,609             797          43            62

Net assets at beginning of period            9,748          1,529         295      4,634           1,287         203            97
                                         ----------  -------------  ----------  ---------   -------------   ---------   -----------
Net assets as end of period             $   23,779          3,331         420      6,243           2,084         246           159
                                         ==========  =============  ==========  =========   =============   =========   ===========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Six months ended June 30, 1999
Unaudited
(In thousands of dollars)

                                                        Kemper                                       MFS
                                          -----------------------------------   ----------------------------------------------

                                            Small      Small                                            Growth
                                             Cap        Cap      Government                              with       Emerging
                                           Growth      Value     Securities       Bond     Research     Income       Growth
                                          ---------  ---------  -------------   --------  -----------  ---------   -----------
Increase (decrease) in net assets
    from operations:
      Net investment income (loss)      $       (9)        12             61          3          (36)       (33)          (68)
      Net realized gain (loss)                   8         (8)             1          -           92         49            13
      Change in unrealized appreciation         66        303            (72)        (6)         621        554         1,267
                                          ---------  ---------  -------------   --------  -----------  ---------   -----------
        Net increase (decrease) from
           operations                           65        307            (10)        (3)         677        570         1,212
                                          ---------  ---------  -------------   --------  -----------  ---------   -----------

Contract transactions:
    Payments received from contract
      owners                                   310      1,488            654          2        1,926      3,779         3,843
    Transfers between sub-accounts
      (including fixed account), net           142        220            323         (7)       1,820      2,163         1,600
    Transfers for contract benefits and
      terminations                             (11)       (41)            (5)         -          (69)      (223)         (174)
                                          ---------  ---------  -------------   --------  -----------  ---------   -----------
        Net increase (decrease) in net
           assets from contract
           transactions                        441      1,667            972         (5)       3,677      5,719         5,269
                                          ---------  ---------  -------------   --------  -----------  ---------   -----------

        Net increase (decrease) in net
           assets                              506      1,974            962         (8)       4,354      6,289         6,481

Net assets at beginning of period              893      2,145            630        174        5,658      7,016         7,142
                                          ---------  ---------  -------------   --------  -----------  ---------   -----------
Net assets as end of period             $    1,399      4,119          1,592        166       10,012     13,305        13,623
                                          =========  =========  =============   ========  ===========  =========   ===========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Six months ended June 30, 1999
Unaudited
(In thousands of dollars)

                                                          MFS                                      Oppenheimer
                                         -------------------------------------  ---------------------------------------------------
                                           F&C                                                   Main Street
                                         Emerging                                                  Growth
                                         Markets       High         Global        Capital           and          High
                                          Equity      Income     Governments    Appreciation       Income       Income      Bond
                                         ---------   ---------  --------------  -------------   ------------  ----------  ---------
Increase (decrease) in net assets
    from operations:
      Net investment income (loss)      $      (3)        190               3            (10)           (10)         64        243
      Net realized gain (loss)                (30)          -               -             81             29           -         27
      Change in unrealized appreciation       114         (94)             (4)           289            474         (41)      (438)
                                         ---------   ---------  --------------  -------------   ------------  ----------  ---------
        Net increase (decrease) from
           operations                          81          96              (1)           360            493          23       (168)
                                         ---------   ---------  --------------  -------------   ------------  ----------  ---------

Contract transactions:
    Payments received from contract
      owners                                    1         723               5          1,203            492         546      2,534
    Transfers between sub-accounts
      (including fixed account), net         (140)        649              24          1,139            548         326      1,692
    Transfers for contract benefits and
      terminations                            (13)        (55)              -            (26)           (19)         (8)      (113)
                                         ---------   ---------  --------------  -------------   ------------  ----------  ---------
        Net increase (decrease) in net
           assets from contract
           transactions                      (152)      1,317              29          2,316          1,021         864      4,113
                                         ---------   ---------  --------------  -------------   ------------  ----------  ---------

        Net increase (decrease) in net
           assets                             (71)      1,413              28          2,676          1,514         887      3,945

Net assets at beginning of period             481       2,158              22          1,189          2,941         777      4,234
                                         ---------   ---------  --------------  -------------   ------------  ----------  ---------
Net assets as end of period             $     410       3,571              50          3,865          4,455       1,664      8,179
                                         =========   =========  ==============  =============   ============  ==========  =========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Six months ended June 30, 1999
Unaudited
(In thousands of dollars)

                                                                            Putnam                                       Templeton
                                         ------------------------------------------------------------------------------  -----------
                                                                                                              VT
                                                     VT Growth                                 VT        International
                                         Strategic      and        VT New                 International       New
                                           Bond        Income      Value      VT Vista       Growth      Opportunities    Bond (3)
                                         ---------  ------------  --------- ------------  -------------  --------------  -----------
Increase (decrease) in net assets
    from operations:
      Net investment income (loss)      $      73           120         (6)         (17)           (64)             (6)           -
      Net realized gain (loss)                  -         1,202         11            2            180              85            -
      Change in unrealized appreciation       (84)          315         61          329            935              73           (2)
                                         ---------  ------------  --------- ------------  -------------  --------------  -----------
        Net increase (decrease) from
           operations                         (11)        1,637         66          314          1,051             152           (2)
                                         ---------  ------------  --------- ------------  -------------  --------------  -----------

Contract transactions:
    Payments received from contract
      owners                                  551         5,178         80          877          4,025             129           10
    Transfers between sub-accounts
      (including fixed account), net          653         3,311        166          481          1,443              83          133
    Transfers for contract benefits and
      terminations                            (12)         (273)       (14)         (38)          (117)            (23)           -
                                         ---------  ------------  --------- ------------  -------------  --------------  -----------
        Net increase (decrease) in net
           assets from contract
           transactions                     1,192         8,216        232        1,320          5,351             189          143
                                         ---------  ------------  --------- ------------  -------------  --------------  -----------

        Net increase (decrease) in net
           assets                           1,181         9,853        298        1,634          6,402             341          141

Net assets at beginning of period           1,095        12,699        441        1,785          6,206             602            -
                                         ---------  ------------  --------- ------------  -------------  --------------  -----------
Net assets as end of period             $   2,276        22,552        739        3,419         12,608             943          141
                                         =========  ============  ========= ============  =============  ==============  ===========


(3)   Sub-account commenced operations on March 1, 1999.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Six months ended June 30, 1999
Unaudited
(In thousands of dollars)

                                                                           Templeton                                       Fidelity
                                         ------------------------------------------------------------------------------   --------
                                          Franklin                                                          Franklin
                                          Small Cap                                             Mutual       Growth
                                         Investments                             Developing     Shares     Investments      VIP
                                             (3)      Stock (4)  International     Markets    Investments      (3)         Growth
                                         ------------ ---------- -------------  ------------- ------------ ------------   --------
Increase (decrease) in net assets
    from operations:
      Net investment income (loss)      $          -          -            35              3           (7)           -         (2)
      Net realized gain (loss)                     -          -           210              4            5            3         32
      Change in unrealized appreciation           15          4           149            612          216            7         28
                                         ------------ ---------- -------------  ------------- ------------ ------------   --------
        Net increase (decrease) from
           operations                             15          4           394            619          214           10         58
                                         ------------ ---------- -------------  ------------- ------------ ------------   --------

Contract transactions:
    Payments received from contract
      owners                                      16         67         2,701            943          427           44        312
    Transfers between sub-accounts
      (including fixed account), net             152         52         1,216            188          457          163        441
    Transfers for contract benefits and
      terminations                                 -          -           (44)           (21)         (11)        (111)        (3)
                                         ------------ ---------- -------------  ------------- ------------ ------------   --------
        Net increase (decrease) in net
           assets from contract
           transactions                          168        119         3,873          1,110          873           96        750
                                         ------------ ---------- -------------  ------------- ------------ ------------   --------

        Net increase (decrease) in net
           assets                                183        123         4,267          1,729        1,087          106        808

Net assets at beginning of period                  -          -         1,507            679        1,021            -         88
                                         ------------ ---------- -------------  ------------- ------------ ------------   --------
Net assets as end of period             $        183        123         5,774          2,408        2,108          106        896
                                         ============ ========== =============  ============= ============ ============   ========


(3)   Sub-account commenced operations on March 1, 1999.
(4)   Sub-account commenced operations on January 19, 1999.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Six months ended June 30, 1999
Unaudited
(In thousands of dollars)

                                                                    Fidelity
                                          -------------------------------------------------------------

                                                             VIP III          VIP III          VIP
                                             VIP II          Growth          Growth &        Equity-
                                           Contrafund     Opportunities       Income         Income         Total
                                          -------------  ---------------   -------------  -------------  ------------
Increase (decrease) in net assets
    from operations:
      Net investment income (loss)      $           (3)              (1)             (2)             2        (7,346)
      Net realized gain (loss)                      23                3              15             12       191,562
      Change in unrealized appreciation             44               20              86             60       (10,380)
                                          -------------  ---------------   -------------  -------------  ------------
        Net increase (decrease) from
           operations                               64               22              99             74       173,836
                                          -------------  ---------------   -------------  -------------  ------------

Contract transactions:
    Payments received from contract
      owners                                       185               80             208            121       119,322
    Transfers between sub-accounts
      (including fixed account), net               349              228             652            444       173,536
    Transfers for contract benefits and
      terminations                                 (52)              (1)            (22)            (6)      (76,484)
                                          -------------  ---------------   -------------  -------------  ------------
        Net increase (decrease) in net
           assets from contract
           transactions                            482              307             838            559       216,374
                                          -------------  ---------------   -------------  -------------  ------------

        Net increase (decrease) in net
           assets                                  546              329             937            633       390,210

Net assets at beginning of period                  400              112             852            256     1,700,542
                                          -------------  ---------------   -------------  -------------  ------------
Net assets as end of period             $          946              441           1,789            889     2,090,752
                                          =============  ===============   =============  =============  ============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1998
(In thousands of dollars)

                                                                                   Trust
                                          ----------------------------------------------------------------------------------------
                                                                                              VKAC
                                                                                             Growth
                                           Quality       Money       High       Stock         and           Bond       Developing
                                            Income       Market      Yield      Index        Income       Debenture      Growth
                                          ----------   ----------  ---------  ----------  ------------   -----------  ------------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $     1,737          583        923        (803)         (390)        1,149           (99)
      Net realized gain (loss)                  455            -        135      21,907         7,127           899           (10)
      Change in unrealized appreciation           6            -       (668)        838           634         1,565           883
                                          ----------   ----------  ---------  ----------  ------------   -----------  ------------
        Net increase (decrease) from
           operations                         2,198          583        390      21,942         7,371         3,613           774
                                          ----------   ----------  ---------  ----------  ------------   -----------  ------------

Contract transactions:
    Cova payments                                 -            -          -           -             -             -             -
    Cova redemptions                              -            -          -           -             -             -          (112)
    Payments received from contract
      owners                                     21            6         55          69            39        21,396         6,348
    Transfers between sub-accounts
      (including fixed account), net         (3,399)     (10,098)    (1,392)      3,960         1,244        38,789         6,481
    Transfers for contract benefits and
      terminations                           (8,833)      (4,210)    (3,514)    (17,021)       (3,490)       (4,147)         (201)
                                          ----------   ----------  ---------  ----------  ------------   -----------  ------------
        Net increase (decrease) in net
           assets from contract
           transactions                     (12,211)     (14,302)    (4,851)    (12,992)       (2,207)       56,038        12,516
                                          ----------   ----------  ---------  ----------  ------------   -----------  ------------

        Net increase (decrease) in net
           assets                           (10,013)     (13,719)    (4,461)      8,950         5,164        59,651        13,290

Net assets at beginning of period            49,103       21,610     33,261      88,637        46,147        50,820         1,565
                                          ----------   ----------  ---------  ----------  ------------   -----------  ------------
Net assets as end of period             $    39,090        7,891     28,800      97,587        51,311       110,471        14,855
                                          ==========   ==========  =========  ==========  ============   ===========  ============

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1998
(In thousands of dollars)

                                                                                   Trust
                                          ---------------------------------------------------------------------------------------

                                            Large                               Small       Large
                                             Cap       Mid-Cap     Quality       Cap         Cap        Select      International
                                           Research     Value        Bond       Stock       Stock       Equity         Equity
                                          ----------  ---------   ----------  ---------   ----------  ----------   --------------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $       (66)      (109)         192       (791)        (530)     (1,491)             307
      Net realized gain (loss)                    5         (3)          36      2,068          412       8,442              328
      Change in unrealized appreciation       1,278        120        1,412     (6,177)      13,680      20,065            7,969
                                          ----------  ---------   ----------  ---------   ----------  ----------   --------------
        Net increase (decrease) from
           operations                         1,217          8        1,640     (4,900)      13,562      27,016            8,604
                                          ----------  ---------   ----------  ---------   ----------  ----------   --------------

Contract transactions:
    Cova payments                                 -          -            -          -            -           -                -
    Cova redemptions                           (102)      (107)           -          -            -           -                -
    Payments received from contract
      owners                                  6,104      7,924        9,698      8,193       18,801      21,003            8,143
    Transfers between sub-accounts
      (including fixed account), net          4,750      7,602       14,372     15,607       29,039      38,783           18,076
    Transfers for contract benefits and
      terminations                             (234)      (317)      (2,058)    (2,424)      (2,022)     (4,555)          (2,949)
                                          ----------  ---------   ----------  ---------   ----------  ----------   --------------
        Net increase (decrease) in net
           assets from contract
           transactions                      10,518     15,102       22,012     21,376       45,818      55,231           23,270
                                          ----------  ---------   ----------  ---------   ----------  ----------   --------------

        Net increase (decrease) in net
           assets                            11,735     15,110       23,652     16,476       59,380      82,247           31,874

Net assets at beginning of period             1,233      2,035       15,986     53,169       21,989      97,063           62,371
                                          ----------  ---------   ----------  ---------   ----------  ----------   --------------
Net assets as end of period             $    12,968     17,145       39,638     69,645       81,369     179,310           94,245
                                          ==========  =========   ==========  =========   ==========  ==========   ==============

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1998
(In thousands of dollars)

                                                               Trust                          GACC       Lord Abbett    Russell
                                          -----------------------------------------------  -----------  -------------  ----------
                                                                                 Growth
                                                         Small                    and                      Growth        Multi-
                                                          Cap       Equity       Income       Money          and         Style
                                           Balanced     Equity      Income       Equity      Market        Income        Equity
                                          ----------   ---------  -----------  ----------  -----------  -------------  ----------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $        23         (10)          11         (30)        (161)         1,761        (129)
      Net realized gain (loss)                   40          11           80         167          436         33,820          40
      Change in unrealized appreciation         173          39           49         548          185         26,592       3,199
                                          ----------   ---------  -----------  ----------  -----------  -------------  ----------
        Net increase (decrease) from
           operations                           236          40          140         685          460         62,173       3,110
                                          ----------   ---------  -----------  ----------  -----------  -------------  ----------

Contract transactions:
    Cova payments                                 -           -            -           -            -              -           -
    Cova redemptions                              -           -            -           -            -              -           -
    Payments received from contract
      owners                                  1,408         442        1,820       3,014       35,352         55,721      21,870
    Transfers between sub-accounts
      (including fixed account), net          1,373         588          988       2,913      (19,753)       102,796       4,748
    Transfers for contract benefits and
      terminations                              (46)        (15)         (42)        (98)      (2,913)       (38,987)       (169)
                                          ----------   ---------  -----------  ----------  -----------  -------------  ----------
        Net increase (decrease) in net
           assets from contract
           transactions                       2,735       1,015        2,766       5,829       12,686        119,530      26,449
                                          ----------   ---------  -----------  ----------  -----------  -------------  ----------

        Net increase (decrease) in net
           assets                             2,971       1,055        2,906       6,514       13,146        181,703      29,559

Net assets at beginning of period               401         272          557       1,309        3,318        487,500           -
                                          ----------   ---------  -----------  ----------  -----------  -------------  ----------
Net assets as end of period             $     3,372       1,327        3,463       7,823       16,464        669,203      29,559
                                          ==========   =========  ===========  ==========  ===========  =============  ==========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1998
(In thousands of dollars)

                                                      Russell                                   AIM                       Alliance
                                         ----------------------------------  ------------------------------------------  ----------

                                                                                                              V.I.
                                         Aggressive                 Core                  V.I. Capital    International   Premier
                                          Equity        Non-US      Bond     V.I. Value   Appreciation       Equity        Growth
                                         ----------   ----------  ---------  ----------  --------------  --------------  ----------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $      (31)         (54)       178          (8)            (11)             (1)        (45)
      Net realized gain (loss)                 (18)           5          7         250              50              (3)         (4)
      Change in unrealized appreciation         75          412        268         668             164              81       1,522
                                         ----------   ----------  ---------  ----------  --------------  --------------  ----------
        Net increase (decrease) from
           operations                           26          363        453         910             203              77       1,473
                                         ----------   ----------  ---------  ----------  --------------  --------------  ----------

Contract transactions:
    Cova payments                                -            -          -           -               -               -           -
    Cova redemptions                             -            -          -           -               -               -           -
    Payments received from contract
      owners                                 4,296        8,107     13,098       4,061           1,431           1,648       6,485
    Transfers between sub-accounts
      (including fixed account), net         1,041        1,920      3,732       2,030             609             609       1,828
    Transfers for contract benefits and
      terminations                             (20)         (74)      (233)       (185)            (83)             (9)        (38)
                                         ----------   ----------  ---------  ----------  --------------  --------------  ----------
        Net increase (decrease) in net
           assets from contract
           transactions                      5,317        9,953     16,597       5,906           1,957           2,248       8,275
                                         ----------   ----------  ---------  ----------  --------------  --------------  ----------

        Net increase (decrease) in net
           assets                            5,343       10,316     17,050       6,816           2,160           2,325       9,748

Net assets at beginning of period                -            -          -           -               -               -           -
                                         ----------   ----------  ---------  ----------  --------------  --------------  ----------
Net assets as end of period             $    5,343       10,316     17,050       6,816           2,160           2,325       9,748
                                         ==========   ==========  =========  ==========  ==============  ==============  ==========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1998
(In thousands of dollars)

                                          Alliance     Liberty                 Goldman Sachs                        Kemper
                                         -----------  ----------  ---------------------------------------  ------------------------
                                                       Newport                                               Dreman
                                            Real        Tiger       Growth                                    High         Small
                                           Estate       Fund,        and       International     Global      Return         Cap
                                         Investment    Variable     Income        Equity         Income      Equity       Growth
                                         -----------  ----------  ----------  --------------   ----------  -----------  -----------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $         1           4          12              (7)           6            -           (5)
      Net realized gain (loss)                    3         (30)        (12)             10            3            -           (3)
      Change in unrealized appreciation        (170)         54        (207)             56           (1)           1          107
                                         -----------  ----------  ----------  --------------   ----------  -----------  -----------
        Net increase (decrease) from
           operations                          (166)         28        (207)             59            8            1           99
                                         -----------  ----------  ----------  --------------   ----------  -----------  -----------

Contract transactions:
    Cova payments                                 -           -           -               -            -            -            -
    Cova redemptions                              -           -           -               -            -            -            -
    Payments received from contract
      owners                                  1,193         159       3,067             979          125            -          630
    Transfers between sub-accounts
      (including fixed account), net            514         108       1,826             255           84           96          162
    Transfers for contract benefits and
      terminations                              (12)          -         (52)             (6)         (14)           -            2
                                         -----------  ----------  ----------  --------------   ----------  -----------  -----------
        Net increase (decrease) in net
           assets from contract
           transactions                       1,695         267       4,841           1,228          195           96          794
                                         -----------  ----------  ----------  --------------   ----------  -----------  -----------

        Net increase (decrease) in net
           assets                             1,529         295       4,634           1,287          203           97          893

Net assets at beginning of period                 -           -           -               -            -            -            -
                                         -----------  ----------  ----------  --------------   ----------  -----------  -----------
Net assets as end of period             $     1,529         295       4,634           1,287          203           97          893
                                         ===========  ==========  ==========  ==============   ==========  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1998
(In thousands of dollars)

                                                   Kemper                                       MFS
                                          ------------------------   ----------------------------------------------------------
                                                                                                                        F&C
                                            Small                                            Growth                  Emerging
                                             Cap      Government                              with      Emerging      Markets
                                            Value     Securities       Bond     Research     Income      Growth       Equity
                                          ---------  -------------   --------  ----------   ---------  -----------  -----------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $      (13)             -          -         (28)        (38)         (37)           3
      Net realized gain (loss)                   8              -          -          16           -           (2)         (97)
      Change in unrealized appreciation       (155)             9          1         481         574          985          (94)
                                          ---------  -------------   --------  ----------   ---------  -----------  -----------
        Net increase (decrease) from
           operations                         (160)             9          1         469         536          946         (188)
                                          ---------  -------------   --------  ----------   ---------  -----------  -----------

Contract transactions:
    Cova payments                                -              -          -           -           -            -            -
    Cova redemptions                             -              -          -           -           -            -            -
    Payments received from contract
      owners                                 1,656            503          3       3,760       4,624        5,018          421
    Transfers between sub-accounts
      (including fixed account), net           670            120        170       1,530       1,901        1,216          252
    Transfers for contract benefits and
      terminations                             (21)            (2)         -        (101)        (45)         (38)          (4)
                                          ---------  -------------   --------  ----------   ---------  -----------  -----------
        Net increase (decrease) in net
           assets from contract
           transactions                      2,305            621        173       5,189       6,480        6,196          669
                                          ---------  -------------   --------  ----------   ---------  -----------  -----------

        Net increase (decrease) in net
           assets                            2,145            630        174       5,658       7,016        7,142          481

Net assets at beginning of period                -              -          -           -           -            -            -
                                          ---------  -------------   --------  ----------   ---------  -----------  -----------
Net assets as end of period             $    2,145            630        174       5,658       7,016        7,142          481
                                          =========  =============   ========  ==========   =========  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1998
(In thousands of dollars)

                                                     MFS                                       Oppenheimer
                                          --------------------------  --------------------------------------------------------------
                                                                                       Main Street
                                                                                         Growth
                                            High          Global         Capital          and          High                Strategic
                                           Income      Governments     Appreciation      Income       Income      Bond       Bond
                                          ---------   --------------  --------------  ------------   --------   --------  ----------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $        5                -              (6)          (19)        (1)       (19)         (3)
      Net realized gain (loss)                   3                -               7             2          3          5           2
      Change in unrealized appreciation        (34)               1             134           (28)       (15)        95           3
                                          ---------   --------------  --------------  ------------   --------   --------  ----------
        Net increase (decrease) from
           operations                          (26)               1             135           (45)       (13)        81           2
                                          ---------   --------------  --------------  ------------   --------   --------  ----------

Contract transactions:
    Cova payments                                -                -               -             -          -          -           -
    Cova redemptions                             -                -               -             -          -          -           -
    Payments received from contract
      owners                                 1,634                4             838         2,140        517      3,298         725
    Transfers between sub-accounts
      (including fixed account), net           570               17             220           859        281        889         371
    Transfers for contract benefits and
      terminations                             (20)               -              (4)          (13)        (8)       (34)         (3)
                                          ---------   --------------  --------------  ------------   --------   --------  ----------
        Net increase (decrease) in net
           assets from contract
           transactions                      2,184               21           1,054         2,986        790      4,153       1,093
                                          ---------   --------------  --------------  ------------   --------   --------  ----------

        Net increase (decrease) in net
           assets                            2,158               22           1,189         2,941        777      4,234       1,095

Net assets at beginning of period                -                -               -             -          -          -           -
                                          ---------   --------------  --------------  ------------   --------   --------  ----------
Net assets as end of period             $    2,158               22           1,189         2,941        777      4,234       1,095
                                          =========   ==============  ==============  ============   ========   ========  ==========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1998
(In thousands of dollars)

                                                                  Putnam                                         Templeton
                                         ------------------------------------------------------------  -----------------------------
                                                                                             VT
                                         VT Growth                          VT          International
                                            and      VT New             International       New                         Developing
                                           Income     Value   VT Vista    Growth        Opportunities   International     Markets
                                         ----------- -------- --------- ------------   --------------  --------------  -------------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $       (46)       2        (9)         (17)              (4)             (6)            (3)
      Net realized gain (loss)                  192        2        (1)         (39)              24               8             (4)
      Change in unrealized appreciation         660        6       173          353               40              48             44
                                         ----------- -------- --------- ------------   --------------  --------------  -------------
        Net increase (decrease) from
           operations                           806       10       163          297               60              50             37
                                         ----------- -------- --------- ------------   --------------  --------------  -------------

Contract transactions:
    Cova payments                                 -        -         -            -                -               -              -
    Cova redemptions                              -        -         -            -                -               -              -
    Payments received from contract
      owners                                  8,705      173     1,241        4,444              423           1,261            509
    Transfers between sub-accounts
      (including fixed account), net          3,257      259       385        1,511              127             201            139
    Transfers for contract benefits and
      terminations                              (69)      (1)       (4)         (46)              (8)             (5)            (6)
                                         ----------- -------- --------- ------------   --------------  --------------  -------------
        Net increase (decrease) in net
           assets from contract
           transactions                      11,893      431     1,622        5,909              542           1,457            642
                                         ----------- -------- --------- ------------   --------------  --------------  -------------

        Net increase (decrease) in net
           assets                            12,699      441     1,785        6,206              602           1,507            679

Net assets at beginning of period                 -        -         -            -                -               -              -
                                         ----------- -------- --------- ------------   --------------  --------------  -------------
Net assets as end of period             $    12,699      441     1,785        6,206              602           1,507            679
                                         =========== ======== ========= ============   ==============  ==============  =============

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1998
(In thousands of dollars)

                                          Templeton                             Fidelity
                                         ------------  --------------------------------------------------------------

                                           Mutual                                VIP III        VIP III       VIP
                                           Shares        VIP      VIP II         Growth        Growth &     Equity-
                                         Investments   Growth   Contrafund    Opportunities     Income       Income       Total
                                         ------------  -------- -----------  ---------------  -----------  ----------  ------------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $         (5)        -          (2)               -           (5)         (1)        1,864
      Net realized gain (loss)                     -        (3)         (2)              (2)          (5)         (3)       76,767
      Change in unrealized appreciation           32        12          48               13           94          17        78,917
                                         ------------  -------- -----------  ---------------  -----------  ----------  ------------
        Net increase (decrease) from
           operations                             27         9          44               11           84          13       157,548
                                         ------------  -------- -----------  ---------------  -----------  ----------  ------------

Contract transactions:
    Cova payments                                  -         -           -                -            -           -             -
    Cova redemptions                               -         -           -                -            -           -          (321)
    Payments received from contract
      owners                                     584        86         330              114          435         195       316,347
    Transfers between sub-accounts
      (including fixed account), net             415        (5)         24              (13)         333          51       288,031
    Transfers for contract benefits and
      terminations                                (5)       (2)          2                -            -          (3)      (99,409)
                                         ------------  -------- -----------  ---------------  -----------  ----------  ------------
        Net increase (decrease) in net
           assets from contract
           transactions                          994        79         356              101          768         243       504,648
                                         ------------  -------- -----------  ---------------  -----------  ----------  ------------

        Net increase (decrease) in net
           assets                              1,021        88         400              112          852         256       662,196

Net assets at beginning of period                  -         -           -                -            -           -     1,038,346
                                         ------------  -------- -----------  ---------------  -----------  ----------  ------------
Net assets as end of period             $      1,021        88         400              112          852         256     1,700,542
                                         ============  ======== ===========  ===============  ===========  ==========  ============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 1999
Unaudited

(1)    ORGANIZATION
       Cova Variable Annuity Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Cova Financial Life Services Insurance Company (Cova) and exists in accordance with the regulations of the Missouri Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by Cova.

       The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies. Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment may vary between variable annuity contracts offered for sale by Cova.
            Cova Series Trust (Trust)                                                14 portfolios
            General American Capital Company (GACC)                                   1 portfolio
            Russell Insurance Funds (Russell)                                         4 portfolios
            AIM Variable Insurance Funds, Inc. (AIM)                                  3 portfolios
            Alliance Variable Products Series Fund, Inc. (Alliance)                   2 portfolios
            Liberty Variable Investment Trust (Liberty)                               1 portfolio
            Goldman Sachs Variable Insurance Trust (Goldman Sachs)                    3 portfolios
            Investors Fund Series (Kemper)                                            4 portfolios
            MFS Variable Insurance Trust (MFS)                                        7 portfolios
            Oppenheimer Variable Account Funds (Oppenheimer)                          5 portfolios
            Putnam Variable Trust (Putnam)                                            5 portfolios
            Templeton Variable Products Series Fund (Templeton)                       7 portfolios
            Variable Insurance Products Fund, Fund II and Fund III (Fidelity)         5 portfolios

       On January 8, 1999, the five sub-accounts investing in the Cova Series Trust portfolios managed by Van Kampen American Capital Advisory Corp., Quality Income, Money Market, High Yield, Stock Index and VKAC Growth and Income portfolios, ceased operations and their assets were transferred to five existing sub-accounts. In addition, the Lord Abbett Growth and Income sub-account ceased operations and its assets were transferred to the Trust Lord Abbett Growth and Income sub-account which commenced operations on January 8, 1999. The asset transfers were in accordance with a substitution order issued by the Securities and Exchange Commission.


(2)    SIGNIFICANT ACCOUNTING POLICIES
       (A)  INVESTMENT VALUATION
            Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

       (B)  REINVESTMENT OF DISTRIBUTIONS
            With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

            GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized capital gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a gain in the Separate Account.

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 1999
Unaudited


       (C)  FEDERAL INCOME TAXES
            The operations of the Separate Account are included in the federal income tax return of Cova which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, Cova believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the variable annuity contracts.

       (D)  ANNUITY RESERVES
            Annuity reserves are computed for contracts in the payout stage according to the 1983a Mortality Table. The assumed investment return is 3%. The mortality risk is borne by Cova and may result in additional transfers to the Separate Account. Conversely, if reserves exceed amounts required, transfers may be made from the Separate Account to Cova.


(3)    SEPARATE ACCOUNT EXPENSES
       Cova deducts a daily charge from the net assets of each Separate Account sub-account equivalent to an annual rate of 1.25% for the assumption of mortality and expense risks and 0.15% for administrative expenses. The mortality risks assumed by Cova arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal fee in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the variable annuity contracts and the Separate Account.


(4)    CONTRACT FEES
       There are no deductions made from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, a withdrawal fee may be assessed and deducted from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within five years after receipt and is equal to 5% of the purchase payment withdrawn. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. During the six months ending June 30, 1999, surrender fees of $406 thousand were deducted.

       An annual contract maintenance fee of $30 is imposed on all variable annuity contracts with contract values less than $50,000 on their anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub-accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the contract among the available sub-accounts and the fixed rate account. If more than 12 transfers have been made in the contract year, a transfer fee of $25 per transfer or, if less, 2% of the amount transferred, may be deducted from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee.

       During the six months ending June 30, 1999, contract maintenance and transfer fees of $308 thousand were deducted.

       Currently, Cova advances any premium taxes due at the time purchase payments are made and then deducts premium taxes at the time annuity payments begin. Cova reserves the right to deduct premium taxes when incurred.

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 1999
Unaudited
(In thousands of dollars)


(5)    COST BASIS OF INVESTMENTS
       The cost basis of each sub-account's investment follows:


       Trust Lord Abbett Growth and Income           $ 760,728        Kemper Small Cap Value                       $ 3,971
       Trust Bond Debenture                            147,373        Kemper Government Securities                   1,655
       Trust Developing Growth                          18,520        MFS Bond                                         171
       Trust Large Cap Research                         19,970        MFS Research                                   8,910
       Trust Mid-Cap Value                              22,681        MFS Growth with Income                        12,177
       Trust Quality Bond                               88,423        MFS Emerging Growth                           11,371
       Trust Small Cap Stock                            67,973        MFS/F&C Emerging Markets Equity                  390
       Trust Large Cap Stock                           174,438        MFS High Income                                3,699
       Trust Select Equity                             163,929        MFS Global Governments                            53
       Trust International Equity                       87,547        Oppenheimer Capital Appreciation               3,442
       Trust Balanced                                    6,237        Oppenheimer Main Street Growth & Income        4,009
       Trust Small Cap Equity                            1,609        Oppenheimer High Income                        1,720
       Trust Equity Income                               4,946        Oppenheimer Bond                               8,522
       Trust Growth and Income Equity                   10,973        Oppenheimer Strategic Bond                     2,357
       GACC Money Market                                36,681        Putnam VT Growth and Income                   21,577
       Russell Multi-Style Equity                       39,355        Putnam VT New Value                              672
       Russell Aggressive Equity                         7,163        Putnam VT Vista                                2,917
       Russell Non-US                                   13,957        Putnam VT International Growth                11,320
       Russell Core Bond                                24,012        Putnam VT International New Opportunities        830
       AIM V.I. Value                                   16,661        Templeton Bond                                   143
       AIM V.I. Capital Appreciation                     5,314        Franklin Small Cap Investments                   168
       AIM V.I. International Equity                     3,303        Templeton Stock                                  119
       Alliance Premier Growth                          20,704        Templeton International                        5,577
       Alliance Real Estate Investment                   3,402        Templeton Developing Markets                   1,752
       Liberty Newport Tiger Fund, Variable                369        Templeton Mutual Shares Investments            1,860
       Goldman Sachs Growth and Income                   5,904        Franklin Growth Investments                       99
       Goldman Sachs International Equity                2,019        Fidelity VIP Growth                              856
       Goldman Sachs Global Income                         250        Fidelity VIP II Contrafund                       854
       Kemper Dreman High Return Equity                    152        Fidelity VIP III Growth Opportunities            408
       Kemper Small Cap Growth                           1,226        Fidelity VIP III Growth & Income               1,609
                                                                      Fidelity VIP Equity-Income                       812
                                                                                                             --------------
                                                                                                               $ 1,869,839
                                                                                                             ==============

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 1999
Unaudited


(6)   UNIT FAIR VALUE
      A summary of accumulation unit values, net assets, total return and expense ratios for each sub-account follows:

                                                                           Accumulation Unit Value
                                                Commenced     --------------------------------------------------------
                                                Operations      6/30/99       12/31/98      12/31/97       12/31/96
                                                ----------    ------------   ------------  ------------   ------------

      Trust Lord Abbett Growth and Income          1/8/99   $   39.095065
      Trust Bond Debenture                         5/1/96       13.536168      13.496500     12.881792      11.294930
      Trust Developing Growth                     8/20/97       12.724192      11.067854     10.527554
      Trust Large Cap Research                    8/20/97       13.320553      11.825550      9.899560
      Trust Mid-Cap Value                         8/20/97       11.560414      10.437949     10.467957
      Trust Quality Bond                           5/1/96       11.582126      11.914489     11.155126      10.368764
      Trust Small Cap Stock                        5/1/96       13.249386      12.582860     13.491466      11.308419
      Trust Large Cap Stock                        5/1/96       21.760453      19.428499     14.889462      11.334979
      Trust Select Equity                          5/1/96       18.786819      16.987204     14.053502      10.838053
      Trust International Equity                   5/1/96       13.530211      12.889315     11.462435      10.967004
      Trust Balanced                               7/1/97       12.542349      11.767845     10.531920
      Trust Small Cap Equity                       7/1/97       10.802058      10.238676     10.418047
      Trust Equity Income                          7/1/97       13.329239      12.068849     11.194166
      Trust Growth and Income Equity               7/1/97       13.783946      12.188331     10.756082
      GACC Money Market                            6/3/96       11.299196      11.109943     10.667011      10.233546
      Russell Multi-Style Equity                 12/31/97       14.136244      12.694810     10.000000
      Russell Aggressive Equity                  12/31/97        9.994595       9.963254     10.000000
      Russell Non-US                             12/31/97       11.843135      11.142092     10.000000
      Russell Core Bond                          12/31/97       10.400162      10.591175     10.000000
      AIM V.I. Value                             12/31/97       14.842562      13.060203     10.000000
      AIM V.I. Capital Appreciation              12/31/97       12.802441      11.770729     10.000000
      AIM V.I. International Equity              12/31/97       11.814369      11.391449     10.000000
      Alliance Premier Growth                    12/31/97       16.395203      14.595485     10.000000
      Alliance Real Estate Investment            12/31/97        8.410331       7.988435     10.000000
      Liberty Newport Tiger Fund, Variable       12/31/97       11.850543       9.228765     10.000000
      Goldman Sachs Growth and Income             1/29/98       10.866470       9.908613
      Goldman Sachs International Equity          1/29/98       11.628506      11.402925
      Goldman Sachs Global Income                 1/29/98       10.551525      10.781765
      Kemper Dreman High Return Equity            5/15/98       10.988298      10.487302
      Kemper Small Cap Growth                    12/31/97       12.075969      11.676086     10.000000
      Kemper Small Cap Value                     12/31/97        9.212540       8.753222     10.000000
      Kemper Government Securities               12/31/97       10.486805      10.556498     10.000000
      MFS Bond                                    5/15/98       10.294147      10.491811
      MFS Research                               12/31/97       13.158217      12.172796     10.000000
      MFS Growth with Income                     12/31/97       12.683197      12.066568     10.000000
      MFS Emerging Growth                        12/31/97       14.825001      13.233235     10.000000
      MFS/F&C Emerging Markets Equity            12/31/97        7.986146       6.571830     10.000000
      MFS High Income                            12/31/97       10.262353       9.845193     10.000000
      MFS Global Governments                     12/31/97       10.290122      10.669943     10.000000
      Oppenheimer Capital Appreciation           12/31/97       14.069924      12.232731     10.000000
      Oppenheimer Main Street Growth & Income    12/31/97       11.756598      10.326519     10.000000
      Oppenheimer High Income                    12/31/97       10.198942       9.893828     10.000000
      Oppenheimer Bond                           12/31/97       10.283438      10.533011     10.000000
      Oppenheimer Strategic Bond                 12/31/97       10.094897      10.151332     10.000000
      Putnam VT Growth and Income                12/31/97       12.503038      11.382650     10.000000
      Putnam VT New Value                        12/31/97       11.899961      10.483517     10.000000
      Putnam VT Vista                            12/31/97       13.199054      11.785702     10.000000
      Putnam VT International Growth             12/31/97       13.062217      11.707003     10.000000
      Putnam VT International New Opportunities  12/31/97       13.536626      11.402252     10.000000
      Templeton Bond                               3/1/99        9.799254
      Franklin Small Cap Investments               3/1/99       12.110249
      Templeton Stock                             1/19/99       11.034139
      Templeton International                      5/1/98       10.014948       9.144522
      Templeton Developing Markets                 5/1/98       10.737070       7.552448
      Templeton Mutual Shares Investments          5/1/98       11.009906       9.630622
      Franklin Growth Investments                  3/1/99       11.612002
      Fidelity VIP Growth                         2/17/98       14.859885      13.077878
      Fidelity VIP II Contrafund                  2/17/98       13.652825      12.357373
      Fidelity VIP III Growth Opportunities       2/17/98       12.416559      11.742360
      Fidelity VIP III Growth & Income            2/17/98       13.076025      12.202502
      Fidelity VIP Equity-Income                  2/17/98       11.893156      10.626607

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 1999
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                                       Net Assets (in thousands)
                                                Commenced     ------------------------------------------------
                                                Operations     6/30/99      12/31/98    12/31/97    12/31/96
                                                ----------    ----------   -----------  ---------  -----------

      Trust Lord Abbett Growth and Income          1/8/99   $   833,664
      Trust Bond Debenture                         5/1/96       152,005       110,471     50,820        7,451
      Trust Developing Growth                     8/20/97        22,131        14,855      1,565
      Trust Large Cap Research                    8/20/97        23,622        12,968      1,233
      Trust Mid-Cap Value                         8/20/97        25,505        17,145      2,035
      Trust Quality Bond                           5/1/96        88,280        39,638     15,986        5,276
      Trust Small Cap Stock                        5/1/96        72,501        69,645     53,169       13,993
      Trust Large Cap Stock                        5/1/96       208,258        81,369     21,989       15,751
      Trust Select Equity                          5/1/96       219,197       179,310     97,063       22,159
      Trust International Equity                   5/1/96       101,888        94,245     62,371       14,333
      Trust Balanced                               7/1/97         6,797         3,372        401
      Trust Small Cap Equity                       7/1/97         1,753         1,327        272
      Trust Equity Income                          7/1/97         5,509         3,463        557
      Trust Growth and Income Equity               7/1/97        12,943         7,823      1,309
      GACC Money Market                            6/3/96        37,346        16,464      3,318          358
      Russell Multi-Style Equity                 12/31/97        44,310        29,559
      Russell Aggressive Equity                  12/31/97         7,438         5,343
      Russell Non-US                             12/31/97        15,120        10,316
      Russell Core Bond                          12/31/97        23,257        17,050
      AIM V.I. Value                             12/31/97        18,864         6,816
      AIM V.I. Capital Appreciation              12/31/97         5,900         2,160
      AIM V.I. International Equity              12/31/97         3,451         2,325
      Alliance Premier Growth                    12/31/97        23,779         9,748
      Alliance Real Estate Investment            12/31/97         3,331         1,529
      Liberty Newport Tiger Fund, Variable       12/31/97           420           295
      Goldman Sachs Growth and Income             1/29/98         6,243         4,634
      Goldman Sachs International Equity          1/29/98         2,084         1,287
      Goldman Sachs Global Income                 1/29/98           246           203
      Kemper Dreman High Return Equity            5/15/98           159            97
      Kemper Small Cap Growth                    12/31/97         1,399           893
      Kemper Small Cap Value                     12/31/97         4,119         2,145
      Kemper Government Securities               12/31/97         1,592           630
      MFS Bond                                    5/15/98           166           174
      MFS Research                               12/31/97        10,012         5,658
      MFS Growth with Income                     12/31/97        13,305         7,016
      MFS Emerging Growth                        12/31/97        13,623         7,142
      MFS/F&C Emerging Markets Equity            12/31/97           410           481
      MFS High Income                            12/31/97         3,571         2,158
      MFS Global Governments                     12/31/97            50            22
      Oppenheimer Capital Appreciation           12/31/97         3,865         1,189
      Oppenheimer Main Street Growth & Income    12/31/97         4,455         2,941
      Oppenheimer High Income                    12/31/97         1,664           777
      Oppenheimer Bond                           12/31/97         8,179         4,234
      Oppenheimer Strategic Bond                 12/31/97         2,276         1,095
      Putnam VT Growth and Income                12/31/97        22,552        12,699
      Putnam VT New Value                        12/31/97           739           441
      Putnam VT Vista                            12/31/97         3,419         1,785
      Putnam VT International Growth             12/31/97        12,608         6,206
      Putnam VT International New Opportunities  12/31/97           943           602
      Templeton Bond                               3/1/99           141
      Franklin Small Cap Investments               3/1/99           183
      Templeton Stock                             1/19/99           123
      Templeton International                      5/1/98         5,774         1,507
      Templeton Developing Markets                 5/1/98         2,408           679
      Templeton Mutual Shares Investments          5/1/98         2,108         1,021
      Franklin Growth Investments                  3/1/99           106
      Fidelity VIP Growth                         2/17/98           896            88
      Fidelity VIP II Contrafund                  2/17/98           946           400
      Fidelity VIP III Growth Opportunities       2/17/98           441           112
      Fidelity VIP III Growth & Income            2/17/98         1,789           852
      Fidelity VIP Equity-Income                  2/17/98           889           256

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 1999
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:


                                                                                   Total Return*
                                                Commenced     --------------------------------------------------------
                                                Operations       1999           1998          1997           1996
                                                ----------    ------------   ------------  ------------   ------------
      Trust Lord Abbett Growth and Income          1/8/99           8.89%
      Trust Bond Debenture                         5/1/96           0.29%          4.77%        14.05%         11.86%
      Trust Developing Growth                     8/20/97          14.97%          5.13%         5.28%
      Trust Large Cap Research                    8/20/97          12.64%         19.46%        -1.00%
      Trust Mid-Cap Value                         8/20/97          10.75%         -0.29%         4.68%
      Trust Quality Bond                           5/1/96          -2.79%          6.81%         7.58%          4.76%
      Trust Small Cap Stock                        5/1/96           5.30%         -6.74%        19.31%          7.57%
      Trust Large Cap Stock                        5/1/96          12.00%         30.49%        31.36%         13.32%
      Trust Select Equity                          5/1/96          10.59%         20.88%        29.67%          7.48%
      Trust International Equity                   5/1/96           4.97%         12.45%         4.52%          7.36%
      Trust Balanced                               7/1/97           6.58%         11.74%         5.32%
      Trust Small Cap Equity                       7/1/97           5.50%         -1.72%         4.18%
      Trust Equity Income                          7/1/97          10.44%          7.81%        11.94%
      Trust Growth and Income Equity               7/1/97          13.09%         13.32%         7.56%
      GACC Money Market                            6/3/96           1.70%          4.15%         4.24%          2.34%
      Russell Multi-Style Equity                 12/31/97          11.35%         26.95%
      Russell Aggressive Equity                  12/31/97           0.31%         -0.37%
      Russell Non-US                             12/31/97           6.29%         11.42%
      Russell Core Bond                          12/31/97          -1.80%          5.91%
      AIM V.I. Value                             12/31/97          13.65%         30.60%
      AIM V.I. Capital Appreciation              12/31/97           8.77%         17.71%
      AIM V.I. International Equity              12/31/97           3.71%         13.91%
      Alliance Premier Growth                    12/31/97          12.33%         45.96%
      Alliance Real Estate Investment            12/31/97           5.28%        -20.12%
      Liberty Newport Tiger Fund, Variable       12/31/97          28.41%         -7.71%
      Goldman Sachs Growth and Income             1/29/98           9.67%         -0.91%
      Goldman Sachs International Equity          1/29/98           1.98%         14.03%
      Goldman Sachs Global Income                 1/29/98          -2.14%          7.82%
      Kemper Dreman High Return Equity            5/15/98           4.78%          4.87%
      Kemper Small Cap Growth                    12/31/97           3.42%         16.76%
      Kemper Small Cap Value                     12/31/97           5.25%        -12.47%
      Kemper Government Securities               12/31/97          -0.66%          5.57%
      MFS Bond                                    5/15/98          -1.88%          4.92%
      MFS Research                               12/31/97           8.10%         21.73%
      MFS Growth with Income                     12/31/97           5.11%         20.67%
      MFS Emerging Growth                        12/31/97          12.03%         32.33%
      MFS/F&C Emerging Markets Equity            12/31/97          21.52%        -34.28%
      MFS High Income                            12/31/97           4.24%         -1.55%
      MFS Global Governments                     12/31/97          -3.56%          6.70%
      Oppenheimer Capital Appreciation           12/31/97          15.02%         22.33%
      Oppenheimer Main Street Growth & Income    12/31/97          13.85%          3.27%
      Oppenheimer High Income                    12/31/97           3.08%         -1.06%
      Oppenheimer Bond                           12/31/97          -2.37%          5.33%
      Oppenheimer Strategic Bond                 12/31/97          -0.56%          1.51%
      Putnam VT Growth and Income                12/31/97           9.84%         13.83%
      Putnam VT New Value                        12/31/97          13.51%          4.83%
      Putnam VT Vista                            12/31/97          11.99%         17.86%
      Putnam VT International Growth             12/31/97          11.58%         17.07%
      Putnam VT International New Opportunities  12/31/97          18.72%         14.02%
      Templeton Bond                               3/1/99          -2.01%
      Franklin Small Cap Investments               3/1/99          21.10%
      Templeton Stock                             1/19/99          10.34%
      Templeton International                      5/1/98           9.52%         -8.55%
      Templeton Developing Markets                 5/1/98          42.17%        -24.48%
      Templeton Mutual Shares Investments          5/1/98          14.32%         -3.69%
      Franklin Growth Investments                  3/1/99          16.12%
      Fidelity VIP Growth                         2/17/98          13.63%         30.78%
      Fidelity VIP II Contrafund                  2/17/98          10.48%         23.57%
      Fidelity VIP III Growth Opportunities       2/17/98           5.74%         17.42%
      Fidelity VIP III Growth & Income            2/17/98           7.16%         22.03%
      Fidelity VIP Equity-Income                  2/17/98          11.92%          6.27%


*     The total return for sub-accounts that commenced operations during the period is not annualized.

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 1999
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:

                                                                              Separate Account Expenses
                                                                            As a % of Average Net Assets**
                                                Commenced         -----------------------------------------------
                                                Operations          1999         1998        1997        1996
                                                ----------        ----------  -----------  ----------  ----------
      Trust Lord Abbett Growth and Income          1/8/99             1.40%
      Trust Bond Debenture                         5/1/96             1.40%        1.40%       1.40%       1.40%
      Trust Developing Growth                     8/20/97             1.40%        1.40%       1.40%
      Trust Large Cap Research                    8/20/97             1.40%        1.40%       1.40%
      Trust Mid-Cap Value                         8/20/97             1.40%        1.40%       1.40%
      Trust Quality Bond                           5/1/96             1.40%        1.40%       1.40%       1.40%
      Trust Small Cap Stock                        5/1/96             1.40%        1.40%       1.40%       1.40%
      Trust Large Cap Stock                        5/1/96             1.40%        1.40%       1.40%       1.40%
      Trust Select Equity                          5/1/96             1.40%        1.40%       1.40%       1.40%
      Trust International Equity                   5/1/96             1.40%        1.40%       1.40%       1.40%
      Trust Balanced                               7/1/97             1.40%        1.40%       1.40%
      Trust Small Cap Equity                       7/1/97             1.40%        1.40%       1.40%
      Trust Equity Income                          7/1/97             1.40%        1.40%       1.40%
      Trust Growth and Income Equity               7/1/97             1.40%        1.40%       1.40%
      GACC Money Market                            6/3/96             1.40%        1.40%       1.40%       1.40%
      Russell Multi-Style Equity                 12/31/97             1.40%        1.40%
      Russell Aggressive Equity                  12/31/97             1.40%        1.40%
      Russell Non-US                             12/31/97             1.40%        1.40%
      Russell Core Bond                          12/31/97             1.40%        1.40%
      AIM V.I. Value                             12/31/97             1.40%        1.40%
      AIM V.I. Capital Appreciation              12/31/97             1.40%        1.40%
      AIM V.I. International Equity              12/31/97             1.40%        1.40%
      Alliance Premier Growth                    12/31/97             1.40%        1.40%
      Alliance Real Estate Investment            12/31/97             1.40%        1.40%
      Liberty Newport Tiger Fund, Variable       12/31/97             1.40%        1.40%
      Goldman Sachs Growth and Income             1/29/98             1.40%        1.40%
      Goldman Sachs International Equity          1/29/98             1.40%        1.40%
      Goldman Sachs Global Income                 1/29/98             1.40%        1.40%
      Kemper Dreman High Return Equity            5/15/98             1.40%        1.40%
      Kemper Small Cap Growth                    12/31/97             1.40%        1.40%
      Kemper Small Cap Value                     12/31/97             1.40%        1.40%
      Kemper Government Securities               12/31/97             1.40%        1.40%
      MFS Bond                                    5/15/98             1.40%        1.40%
      MFS Research                               12/31/97             1.40%        1.40%
      MFS Growth with Income                     12/31/97             1.40%        1.40%
      MFS Emerging Growth                        12/31/97             1.40%        1.40%
      MFS/F&C Emerging Markets Equity            12/31/97             1.40%        1.40%
      MFS High Income                            12/31/97             1.40%        1.40%
      MFS Global Governments                     12/31/97             1.40%        1.40%
      Oppenheimer Capital Appreciation           12/31/97             1.40%        1.40%
      Oppenheimer Main Street Growth & Income    12/31/97             1.40%        1.40%
      Oppenheimer High Income                    12/31/97             1.40%        1.40%
      Oppenheimer Bond                           12/31/97             1.40%        1.40%
      Oppenheimer Strategic Bond                 12/31/97             1.40%        1.40%
      Putnam VT Growth and Income                12/31/97             1.40%        1.40%
      Putnam VT New Value                        12/31/97             1.40%        1.40%
      Putnam VT Vista                            12/31/97             1.40%        1.40%
      Putnam VT International Growth             12/31/97             1.40%        1.40%
      Putnam VT International New Opportunities  12/31/97             1.40%        1.40%
      Templeton Bond                               3/1/99             1.40%
      Franklin Small Cap Investments               3/1/99             1.40%
      Templeton Stock                             1/19/99             1.40%
      Templeton International                      5/1/98             1.40%        1.40%
      Templeton Developing Markets                 5/1/98             1.40%        1.40%
      Templeton Mutual Shares Investments          5/1/98             1.40%        1.40%
      Franklin Growth Investments                  3/1/99             1.40%
      Fidelity VIP Growth                         2/17/98             1.40%        1.40%
      Fidelity VIP II Contrafund                  2/17/98             1.40%        1.40%
      Fidelity VIP III Growth Opportunities       2/17/98             1.40%        1.40%
      Fidelity VIP III Growth & Income            2/17/98             1.40%        1.40%
      Fidelity VIP Equity-Income                  2/17/98             1.40%        1.40%


**    The expense ratio for sub-accounts that commenced operations during the period is annualized.

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 1999
Unaudited
(In thousands of dollars)


(7)    REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION
       The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the six months ending
       June 30, 1999 and the year ending December 31, 1998 follows:

                                                                                        Realized Gain (Loss)
                                                                ----------------------------------------------------------------
                                                                     Aggregate           Aggregate Cost
                                                Year or           Proceeds from Sales    of Fund Shares           Realized
                                                 Period           of Fund Shares            Redeemed             Gain (Loss)
                                              ------------      -------------------    -------------------   -------------------
       Trust Quality Income                          1999                 $ 38,668               $ 39,188                $ (520)
                                                     1998                   13,031                 12,576                   455

       Trust Money Market                            1999                    7,897                  7,897                     -
                                                     1998                   14,519                 14,519                     -

       Trust High Yield                              1999                   28,995                 29,950                  (955)
                                                     1998                    6,314                  6,179                   135

       Trust Stock Index                             1999                  100,241                 82,162                18,079
                                                     1998                   23,196                 17,093                 6,103

       Trust VKAC Growth and Income                  1999                   51,735                 45,148                 6,587
                                                     1998                    6,244                  4,804                 1,440

       Trust Lord Abbett Growth and Income           1999                   11,982                 11,656                   326
                                                     1998

       Trust Bond Debenture                          1999                    2,993                  2,901                    92
                                                     1998                    9,489                  9,470                    19

       Trust Developing Growth                       1999                      377                    333                    44
                                                     1998                      138                    152                   (14)

       Trust Large Cap Research                      1999                       20                     18                     2
                                                     1998                      161                    156                     5

       Trust Mid-Cap Value                           1999                      206                    205                     1
                                                     1998                       82                     85                    (3)

       Trust Quality Bond                            1999                    8,166                  8,102                    64
                                                     1998                    1,335                  1,299                    36

       Trust Small Cap Stock                         1999                    3,891                  3,966                   (75)
                                                     1998                    3,113                  3,238                  (125)

       Trust Large Cap Stock                         1999                   18,950                 17,497                 1,453
                                                     1998                      147                    131                    16

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 1999
Unaudited
(In thousands of dollars)


(7)    REALIZED GAIN (LOSS), CONTINUED:
                                                                                  Realized Gain (Loss)
                                                          ----------------------------------------------------------------
                                                               Aggregate           Aggregate Cost
                                          Year or           Proceeds from Sales    of Fund Shares           Realized
                                           Period           of Fund Shares            Redeemed             Gain (Loss)
                                        ------------      -------------------    -------------------   -------------------
       Trust Select Equity                     1999                    $ 613                  $ 483                 $ 130
                                               1998                    1,485                  1,275                   210

       Trust International Equity              1999                    3,571                  3,181                   390
                                               1998                    4,919                  4,609                   310

       Trust Balanced                          1999                       26                     25                     1
                                               1998                       30                     31                    (1)

       Trust Small Cap Equity                  1999                       87                     87                     -
                                               1998                       39                     42                    (3)

       Trust Equity Income                     1999                       66                     63                     3
                                               1998                       75                     75                     -

       Trust Growth and Income Equity          1999                       98                     90                     8
                                               1998                      211                    204                     7

       GACC Money Market                       1999                   27,684                 27,333                   351
                                               1998                   37,059                 36,623                   436

       Lord Abbett Growth and Income           1999                  700,973                555,507               145,466
                                               1998                   12,298                 10,217                 2,081

       Russell Multi-Style Equity              1999                    1,041                    968                    73
                                               1998                       62                     61                     1

       Russell Aggressive Equity               1999                      377                    388                   (11)
                                               1998                      203                    247                   (44)

       Russell Non-US                          1999                      298                    284                    14
                                               1998                       92                     90                     2

       Russell Core Bond                       1999                      865                    880                   (15)
                                               1998                      523                    522                     1

       AIM V.I. Value                          1999                        3                      2                     1
                                               1998                      253                    263                   (10)

       AIM V.I. Capital Appreciation           1999                      115                    106                     9
                                               1998                       72                     75                    (3)

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 1999
Unaudited
(In thousands of dollars)


(7)    REALIZED GAIN (LOSS), CONTINUED:
                                                                                          Realized Gain (Loss)
                                                                  ----------------------------------------------------------------
                                                                       Aggregate           Aggregate Cost
                                                  Year or           Proceeds from Sales    of Fund Shares           Realized
                                                   Period           of Fund Shares            Redeemed             Gain (Loss)
                                                ------------      -------------------    -------------------   -------------------
       AIM V.I. International Equity                   1999                  $ 5,979                $ 5,885                  $ 94
                                                       1998                    8,246                  8,249                    (3)

       Alliance Premier Growth                         1999                       28                     24                     4
                                                       1998                       54                     58                    (4)

       Alliance Real Estate Investment                 1999                      162                    169                    (7)
                                                       1998                       28                     30                    (2)

       Liberty Newport Tiger Fund, Variable            1999                    1,011                    912                    99
                                                       1998                      416                    446                   (30)

       Goldman Sachs Growth and Income                 1999                      460                    461                    (1)
                                                       1998                      126                    138                   (12)

       Goldman Sachs International Equity              1999                    1,624                  1,563                    61
                                                       1998                       29                     29                     -

       Goldman Sachs Global Income                     1999                        2                      2                     -
                                                       1998                       17                     16                     1

       Kemper Dreman High Return Equity                1999                        7                      7                     -
                                                       1998                        -                      -                     -

       Kemper Small Cap Growth                         1999                      154                    146                     8
                                                       1998                    1,008                  1,035                   (27)

       Kemper Small Cap Value                          1999                      186                    194                    (8)
                                                       1998                       21                     25                    (4)

       Kemper Government Securities                    1999                      115                    114                     1
                                                       1998                       17                     17                     -

       MFS Bond                                        1999                       13                     13                     -
                                                       1998                        -                      -                     -

       MFS Research                                    1999                       86                     80                     6
                                                       1998                      120                    122                    (2)

       MFS Growth with Income                          1999                      115                    108                     7
                                                       1998                       28                     28                     -

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 1999
Unaudited
(In thousands of dollars)


(7)    REALIZED GAIN (LOSS), CONTINUED:
                                                                                             Realized Gain (Loss)
                                                                     -------------------------------------------------------------
                                                                          Aggregate           Aggregate Cost
                                                        Year or        Proceeds from Sales    of Fund Shares        Realized
                                                         Period        of Fund Shares            Redeemed          Gain (Loss)
                                                        ----------   -------------------    -------------------   ----------------
       MFS Emerging Growth                                   1999                  $ 91                   $ 78               $ 13
                                                             1998                   129                    140                (11)

       MFS/Foreign & Colonial Emerging Markets Equity        1999                   265                    295                (30)
                                                             1998                 1,059                  1,156                (97)

       MFS High Income                                       1999                    53                     53                  -
                                                             1998                    61                     63                 (2)

       MFS Global Governments                                1999                     -                      -                  -
                                                             1998                     -                      -                  -

       Oppenheimer Capital Appreciation                      1999                    37                     34                  3
                                                             1998                   187                    188                 (1)

       Oppenheimer Main Street Growth & Income               1999                   126                    123                  3
                                                             1998                   326                    363                (37)

       Oppenheimer High Income                               1999                     9                      9                  -
                                                             1998                    31                     32                 (1)

       Oppenheimer Bond                                      1999                    33                     34                 (1)
                                                             1998                    49                     49                  -

       Oppenheimer Strategic Bond                            1999                    37                     37                  -
                                                             1998                     3                      3                  -

       Putnam VT Growth and Income                           1999                   103                    100                  3
                                                             1998                   294                    302                 (8)

       Putnam VT New Value                                   1999                    34                     32                  2
                                                             1998                     3                      3                  -

       Putnam VT Vista                                       1999                    18                     16                  2
                                                             1998                    27                     28                 (1)

       Putnam VT International Growth                        1999                 2,376                  2,196                180
                                                             1998                 4,315                  4,354                (39)

       Putnam VT International New Opportunities             1999                 2,092                  2,007                 85
                                                             1998                 2,989                  2,965                 24

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 1999
Unaudited
(In thousands of dollars)


(7)    REALIZED GAIN (LOSS), CONTINUED:
                                                                                          Realized Gain (Loss)
                                                                  ----------------------------------------------------------------
                                                                       Aggregate           Aggregate Cost
                                                  Year or           Proceeds from Sales    of Fund Shares           Realized
                                                   Period           of Fund Shares            Redeemed             Gain (Loss)
                                                 -----------      -------------------    -------------------   -------------------
       Templeton Bond                                  1999                      $ -                    $ -                   $ -
                                                       1998

       Franklin Small Cap Investments                  1999                        -                      -                     -
                                                       1998

       Templeton Stock                                 1999                        -                      -                     -
                                                       1998

       Templeton International                         1999                    5,373                  5,361                    12
                                                       1998                    6,057                  6,049                     8

       Templeton Developing Markets                    1999                      514                    510                     4
                                                       1998                      357                    361                    (4)

       Templeton Mutual Shares Investments             1999                       93                     88                     5
                                                       1998                        7                      7                     -

       Franklin Growth Investments                     1999                      109                    106                     3
                                                       1998

       Fidelity VIP Growth                             1999                       13                     13                     -
                                                       1998                       34                     37                    (3)

       Fidelity VIP II Contrafund                      1999                       58                     52                     6
                                                       1998                       17                     19                    (2)

       Fidelity VIP III Growth Opportunities           1999                        5                      5                     -
                                                       1998                       24                     26                    (2)

       Fidelity VIP III Growth & Income                1999                       28                     26                     2
                                                       1998                       69                     74                    (5)

       Fidelity VIP Equity-Income                      1999                        2                      2                     -
                                                       1998                       27                     30                    (3)

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 1999
Unaudited
(In thousands of dollars)


(7)    CHANGE IN UNREALIZED APPRECIATION:
                                                                                Unrealized Appreciation (Depreciation)
                                                                 ----------------------------------------------------------------
                                                                    Appreciation           Appreciation
                                                 Year or           (Depreciation)         (Depreciation)
                                                  Period            End of Period        Beginning of Period          Change
                                                -----------      -------------------    -----------------------   ---------------
       Trust Quality Income                           1999                 $      -                $ 1,308              $ (1,308)
                                                      1998                    1,308                  1,302                     6

       Trust Money Market                             1999                        -                      -                     -
                                                      1998                        -                      -                     -

       Trust High Yield                               1999                        -                    174                  (174)
                                                      1998                      174                    842                  (668)

       Trust Stock Index                              1999                        -                 25,838               (25,838)
                                                      1998                   25,838                 25,000                   838

       Trust VKAC Growth and Income                   1999                        -                 11,521               (11,521)
                                                      1998                   11,521                 10,887                   634

       Trust Lord Abbett Growth and Income            1999                   72,936                      -                72,936
                                                      1998

       Trust Bond Debenture                           1999                    4,632                  3,523                 1,109
                                                      1998                    3,523                  1,958                 1,565

       Trust Developing Growth                        1999                    3,611                    890                 2,721
                                                      1998                      890                      7                   883

       Trust Large Cap Research                       1999                    3,652                  1,284                 2,368
                                                      1998                    1,284                      6                 1,278

       Trust Mid-Cap Value                            1999                    2,824                    160                 2,664
                                                      1998                      160                     40                   120

       Trust Quality Bond                             1999                     (143)                 1,598                (1,741)
                                                      1998                    1,598                    186                 1,412

       Trust Small Cap Stock                          1999                    4,528                    346                 4,182
                                                      1998                      346                  6,523                (6,177)

       Trust Large Cap Stock                          1999                   33,820                 16,535                17,285
                                                      1998                   16,535                  2,855                13,680

       Trust Select Equity                            1999                   55,268                 33,585                21,683
                                                      1998                   33,585                 13,520                20,065

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 1999
Unaudited
(In thousands of dollars)


(7)    CHANGE IN UNREALIZED APPRECIATION, CONTINUED:
                                                                             Unrealized Appreciation (Depreciation)
                                                               ----------------------------------------------------------------
                                                                  Appreciation           Appreciation
                                               Year or           (Depreciation)         (Depreciation)
                                                Period            End of Period        Beginning of Period          Change
                                              -----------      -------------------    ---------------------    ----------------
       Trust International Equity                   1999                 $ 14,341                $ 9,278               $ 5,063
                                                    1998                    9,278                  1,309                 7,969

       Trust Balanced                               1999                      560                    173                   387
                                                    1998                      173                      -                   173

       Trust Small Cap Equity                       1999                      144                     34                   110
                                                    1998                       34                     (5)                   39

       Trust Equity Income                          1999                      563                     70                   493
                                                    1998                       70                     21                    49

       Trust Growth and Income Equity               1999                    1,970                    566                 1,404
                                                    1998                      566                     18                   548

       GACC Money Market                            1999                      665                    231                   434
                                                    1998                      231                     46                   185

       Lord Abbett Growth and Income                1999                        -                114,453              (114,453)
                                                    1998                  114,453                 87,861                26,592

       Russell Multi-Style Equity                   1999                    4,955                  3,199                 1,756
                                                    1998                    3,199                      -                 3,199

       Russell Aggressive Equity                    1999                      275                     75                   200
                                                    1998                       75                      -                    75

       Russell Non-US                               1999                    1,163                    412                   751
                                                    1998                      412                      -                   412

       Russell Core Bond                            1999                     (755)                   268                (1,023)
                                                    1998                      268                      -                   268

       AIM V.I. Value                               1999                    2,203                    668                 1,535
                                                    1998                      668                      -                   668

       AIM V.I. Capital Appreciation                1999                      586                    164                   422
                                                    1998                      164                      -                   164

       AIM V.I. International Equity                1999                      148                     81                    67
                                                    1998                       81                      -                    81

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 1999
Unaudited
(In thousands of dollars)


(7)    CHANGE IN UNREALIZED APPRECIATION, CONTINUED:
                                                                              Unrealized Appreciation (Depreciation)
                                                                 ----------------------------------------------------------------
                                                                    Appreciation           Appreciation
                                                 Year or           (Depreciation)         (Depreciation)
                                                  Period            End of Period        Beginning of Period           Change
                                                -----------      -------------------    ---------------------    ----------------
       Alliance Premier Growth                        1999                  $ 3,075                $ 1,522               $ 1,553
                                                      1998                    1,522                      -                 1,522

       Alliance Real Estate Investment                1999                      (71)                  (170)                   99
                                                      1998                     (170)                     -                  (170)

       Liberty Newport Tiger Fund, Variable           1999                       51                     54                    (3)
                                                      1998                       54                      -                    54

       Goldman Sachs Growth and Income                1999                      339                   (207)                  546
                                                      1998                     (207)                     -                  (207)

       Goldman Sachs International Equity             1999                       65                     56                     9
                                                      1998                       56                      -                    56

       Goldman Sachs Global Income                    1999                       (4)                    (1)                   (3)
                                                      1998                       (1)                     -                    (1)

       Kemper Dreman High Return Equity               1999                        7                      1                     6
                                                      1998                        1                      -                     1

       Kemper Small Cap Growth                        1999                      173                    107                    66
                                                      1998                      107                      -                   107

       Kemper Small Cap Value                         1999                      148                   (155)                  303
                                                      1998                     (155)                     -                  (155)

       Kemper Government Securities                   1999                      (63)                     9                   (72)
                                                      1998                        9                      -                     9

       MFS Bond                                       1999                       (5)                     1                    (6)
                                                      1998                        1                      -                     1

       MFS Research                                   1999                    1,102                    481                   621
                                                      1998                      481                      -                   481

       MFS Growth with Income                         1999                    1,128                    574                   554
                                                      1998                      574                      -                   574

       MFS Emerging Growth                            1999                    2,252                    985                 1,267
                                                      1998                      985                      -                   985

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 1999
Unaudited
(In thousands of dollars)


(7)    CHANGE IN UNREALIZED APPRECIATION, CONTINUED:
                                                                                      Unrealized Appreciation (Depreciation)
                                                                        -----------------------------------------------------------
                                                                           Appreciation           Appreciation
                                                        Year or           (Depreciation)         (Depreciation)
                                                         Period            End of Period        Beginning of Period        Change
                                                        ----------      -------------------    ----------------------  ------------
       MFS/Foreign & Colonial Emerging Markets Equity        1999                     $ 20            $ (94)                $ 114
                                                             1998                      (94)               -                   (94)

       MFS High Income                                       1999                     (128)             (34)                  (94)
                                                             1998                      (34)               -                   (34)

       MFS Global Governments                                1999                       (3)               1                    (4)
                                                             1998                        1                -                     1

       Oppenheimer Capital Appreciation                      1999                      423              134                   289
                                                             1998                      134                -                   134

       Oppenheimer Main Street Growth & Income               1999                      446              (28)                  474
                                                             1998                      (28)               -                   (28)

       Oppenheimer High Income                               1999                      (56)             (15)                  (41)
                                                             1998                      (15)               -                   (15)

       Oppenheimer Bond                                      1999                     (343)              95                  (438)
                                                             1998                       95                -                    95

       Oppenheimer Strategic Bond                            1999                      (81)               3                   (84)
                                                             1998                        3                -                     3

       Putnam VT Growth and Income                           1999                      975              660                   315
                                                             1998                      660                -                   660

       Putnam VT New Value                                   1999                       67                6                    61
                                                             1998                        6                -                     6

       Putnam VT Vista                                       1999                      502              173                   329
                                                             1998                      173                -                   173

       Putnam VT International Growth                        1999                    1,288              353                   935
                                                             1998                      353                -                   353

       Putnam VT International New Opportunities             1999                      113               40                    73
                                                             1998                       40                -                    40

       Templeton Bond                                        1999                       (2)               -                    (2)
                                                             1998

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 1999
Unaudited
(In thousands of dollars)


(7)    CHANGE IN UNREALIZED APPRECIATION, CONTINUED:
                                                                                Unrealized Appreciation (Depreciation)
                                                                   ----------------------------------------------------------------
                                                                      Appreciation           Appreciation
                                                   Year or           (Depreciation)         (Depreciation)
                                                    Period            End of Period        Beginning of Period          Change
                                                  -----------      -------------------    ---------------------    ----------------
       Franklin Small Cap Investments                   1999                     $ 15                    $ -                  $ 15
                                                        1998

       Templeton Stock                                  1999                        4                      -                     4
                                                        1998

       Templeton International                          1999                      197                     48                   149
                                                        1998                       48                      -                    48

       Templeton Developing Markets                     1999                      656                     44                   612
                                                        1998                       44                      -                    44

       Templeton Mutual Shares Investments              1999                      248                     32                   216
                                                        1998                       32                      -                    32

       Franklin Growth Investments                      1999                        7                      -                     7
                                                        1998

       Fidelity VIP Growth                              1999                       40                     12                    28
                                                        1998                       12                      -                    12

       Fidelity VIP II Contrafund                       1999                       92                     48                    44
                                                        1998                       48                      -                    48

       Fidelity VIP III Growth Opportunities            1999                       33                     13                    20
                                                        1998                       13                      -                    13

       Fidelity VIP III Growth & Income                 1999                      180                     94                    86
                                                        1998                       94                      -                    94

       Fidelity VIP Equity-Income                       1999                       77                     17                    60
                                                        1998                       17                      -                    17

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 1999
Unaudited


(8)    UNIT TRANSACTIONS
       The change in the number of units for each sub-account follows:


                                                                                 Trust
                                        -------------------------------------------------------------------------------------------
                                                                                             VKAC       Lord Abbett
                                                                                            Growth        Growth
                                          Quality      Money        High        Stock        and            and           Bond
                                        Income (1)   Market (1)  Yield (1)    Index (1)   Income (1)    Income (2)      Debenture
                                        ------------ ----------- ----------- ------------ -----------  -------------  -------------
Accumulation units:
       Unit balance at 12/31/97           2,931,053   1,742,444   1,409,290    3,547,220   2,198,250                     3,945,097

         Cova units purchased                     -           -           -            -           -                             -
         Cova units redeemed                      -           -           -            -           -                             -
         Contract units purchased             1,214         491       1,763        2,532       1,131                     1,632,919
         Contract units transferred, net   (196,389)   (799,477)    (59,692)     159,577      54,353                     2,939,109
         Contract units redeemed           (512,199)   (333,892)   (146,202)    (616,360)   (152,515)                     (332,231)
                                        ------------ ----------- ----------- ------------ -----------                 -------------
       Unit balance at 12/31/98           2,223,679     609,566   1,205,159    3,092,969   2,101,219                     8,184,894

         Cova units purchased                     -           -           -            -           -              -              -
         Cova units redeemed                      -           -           -            -           -              -              -
         Contract units purchased                 -           -          83          187           -        362,024        353,300
         Contract units transferred, net (2,215,623)   (606,382) (1,202,292)  (3,084,953) (2,098,056)    21,809,666      3,225,732
         Contract units redeemed             (8,056)     (3,184)     (2,950)      (8,203)     (3,163)      (883,531)      (551,828)
                                        ------------ ----------- ----------- ------------ -----------  -------------  -------------
       Unit balance at 6/30/99                    -           -           -            -           -     21,288,159     11,212,098
                                        ============ =========== =========== ============ ===========  =============  =============


Annuity units:
       Unit balance at 12/31/97               8,069       4,562       2,229        4,097       1,803

         Contract units purchased                 -           -         798            -         798                           272
         Contract units redeemed             (1,686)       (901)       (523)        (608)       (196)                           (8)
                                        ------------ ----------- ----------- ------------ -----------                 -------------
       Unit balance at 12/31/98               6,383       3,661       2,504        3,489       2,405                           264

         Contract units purchased                 -           -           -            -           -        318,558         53,582
         Contract units transferred, net     (6,225)     (3,576)     (2,444)      (3,431)     (2,373)        33,239              -
         Contract units redeemed               (158)        (85)        (60)         (58)        (32)      (304,223)       (34,660)
                                        ------------ ----------- ----------- ------------ -----------  -------------  -------------
       Unit balance at 6/30/99                    -           -           -            -           -         47,574         19,186
                                        ============ =========== =========== ============ ===========  =============  =============


(1)    Sub-account ceased operations on January 8, 1999.
(2)    Sub-account commenced operations on January 8, 1999.

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 1999
Unaudited


(8)    UNIT TRANSACTIONS, CONTINUED:
       The change in the number of units for each sub-account follows:


                                                                                       Trust
                                        -------------------------------------------------------------------------------------------

                                                      Large                                 Small         Large
                                        Developing     Cap       Mid-Cap      Quality        Cap           Cap           Select
                                          Growth     Research     Value         Bond        Stock         Stock          Equity
                                        ------------ ----------  ----------  -----------  -----------  ------------   -------------
Accumulation units:
       Unit balance at 12/31/97             148,658    124,559     194,386    1,433,081    3,940,243     1,473,929       6,903,606

         Cova units purchased                     -          -           -            -            -             -               -
         Cova units redeemed                (10,000)   (10,000)    (10,000)           -            -             -               -
         Contract units purchased           596,000    569,392     755,701      833,031      619,802     1,118,109       1,382,912
         Contract units transferred, net    630,230    437,664     736,868    1,236,444    1,172,828     1,713,122       2,562,725
         Contract units redeemed            (22,687)   (26,695)    (34,402)    (179,213)    (200,263)     (127,125)       (304,425)
                                        ------------ ----------  ----------  -----------  -----------  ------------   -------------
       Unit balance at 12/31/98           1,342,201  1,094,920   1,642,553    3,323,343    5,532,610     4,178,035      10,544,818

         Cova units purchased                     -          -           -            -            -             -               -
         Cova units redeemed                      -          -           -            -            -             -               -
         Contract units purchased           137,240    195,453     229,580      423,915      144,428       473,727         321,134
         Contract units transferred, net    282,329    514,607     384,820    4,374,568      (35,535)    5,393,869       1,057,313
         Contract units redeemed            (22,927)   (33,559)    (51,120)    (512,623)    (171,409)     (490,280)       (265,594)
                                        ------------ ----------  ----------  -----------  -----------  ------------   -------------
       Unit balance at 6/30/99            1,738,843  1,771,421   2,205,833    7,609,203    5,470,094     9,555,351      11,657,671
                                        ============ ==========  ==========  ===========  ===========  ============   =============


Annuity units:
       Unit balance at 12/31/97                                                                  773         3,028           3,237

         Contract units purchased                        2,090                    3,947        1,944         9,187           9,682
         Contract units redeemed                          (266)                    (109)        (162)       (1,259)         (1,203)
                                                     ----------              -----------  -----------  ------------   -------------
       Unit balance at 12/31/98                          1,824                    3,838        2,555        10,956          11,716

         Contract units purchased               479        452         473       10,335          298         9,187           1,152
         Contract units transferred, net          -          -           -            -          503             -             731
         Contract units redeemed                (22)      (216)        (20)           -       (1,219)       (3,495)         (2,677)
                                        ------------ ----------  ----------  -----------  -----------  ------------   -------------
       Unit balance at 6/30/99                  457      2,060         453       14,173        2,137        16,648          10,922
                                        ============ ==========  ==========  ===========  ===========  ============   =============

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 1999
Unaudited


(8)    UNIT TRANSACTIONS, CONTINUED:
       The change in the number of units for each sub-account follows:


                                                                   Trust                                   GACC       Lord Abbett
                                        --------------------------------------------------------------  -----------  --------------
                                                                                              Growth
                                                                                               and                       Growth
                                        International              Small Cap     Equity       Income      Money           and
                                           Equity       Balanced    Equity       Income       Equity      Market       Income (1)
                                        -------------  ----------  ----------  -----------  ----------  -----------  --------------
Accumulation units:
       Unit balance at 12/31/97            5,440,592      38,079      26,148       49,725     121,673      311,051      15,788,404

         Cova units purchased                      -           -           -            -           -            -               -
         Cova units redeemed                       -           -           -            -           -            -               -
         Contract units purchased            651,488     128,875      44,062      157,967     269,879    3,293,174       1,737,150
         Contract units transferred, net   1,460,450     124,051      61,306       83,645     260,136   (1,834,605)      3,166,896
         Contract units redeemed            (243,205)     (4,494)     (1,880)      (4,384)     (9,899)    (295,883)     (1,222,057)
                                        -------------  ----------  ----------  -----------  ----------  -----------  --------------
       Unit balance at 12/31/98            7,309,325     286,511     129,636      286,953     641,789    1,473,737      19,470,393

         Cova units purchased                      -           -           -            -           -            -               -
         Cova units redeemed                       -           -           -            -           -            -               -
         Contract units purchased            105,967     106,671      16,166       69,025     139,631      249,643          21,056
         Contract units transferred, net     293,985     157,432      19,272       64,054     176,327    2,059,816     (19,468,292)
         Contract units redeemed            (185,260)     (8,682)     (2,809)      (6,769)    (18,743)    (491,641)        (23,157)
                                        -------------  ----------  ----------  -----------  ----------  -----------  --------------
       Unit balance at 6/30/99             7,524,017     541,932     162,265      413,263     939,004    3,291,555               -
                                        =============  ==========  ==========  ===========  ==========  ===========  ==============


Annuity units:
       Unit balance at 12/31/97                  790                                                                        26,046

         Contract units purchased              2,208                                                         9,003          10,428
         Contract units redeemed                (173)                                                         (128)         (3,208)
                                        -------------                                                   -----------  --------------
       Unit balance at 12/31/98                2,825                                                         8,875          33,266

         Contract units purchased              5,248                                                         9,003               -
         Contract units transferred, net         559                                                             -         (32,829)
         Contract units redeemed              (1,593)                                                       (2,923)           (437)
                                        -------------                                                   -----------  --------------
       Unit balance at 6/30/99                 7,039                                                        14,955               -
                                        =============                                                   ===========  ==============


(1)      Sub-account ceased operations on January 8, 1999.

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 1999
Unaudited


(8)    UNIT TRANSACTIONS, CONTINUED:
       The change in the number of units for each sub-account follows:


                                                              Russell                                         AIM
                                         ------------------------------------------------  ----------------------------------------

                                          Multi-                                                                          V.I.
                                          Style      Aggressive                  Core                   V.I. Capital  International
                                          Equity      Equity       Non-US        Bond      V.I. Value   Appreciation     Equity
                                         ----------  ----------  -----------  -----------  ----------- -------------- -------------
Accumulation units:
       Unit balance at 12/31/97

         Cova units purchased                   10          10           10           10           10             10            10
         Cova units redeemed                   (10)        (10)         (10)         (10)         (10)           (10)          (10)
         Contract units purchased        1,960,886     438,734      773,431    1,318,370      365,254        134,252       148,215
         Contract units transferred, net   416,532     107,823      180,088      360,854      177,976         57,235        57,321
         Contract units redeemed           (48,988)    (10,279)     (27,727)     (69,373)     (21,340)        (7,999)       (1,464)
                                         ----------  ----------  -----------  -----------  ----------- -------------- -------------
       Unit balance at 12/31/98          2,328,430     536,278      925,792    1,609,851      521,890        183,488       204,072

         Cova units purchased                    -           -            -            -            -              -             -
         Cova units redeemed                     -           -            -            -            -              -             -
         Contract units purchased          459,491     121,114      153,835      196,197      349,164        170,271        25,082
         Contract units transferred, net   373,046      91,647      208,486      448,873      426,420        109,934        66,972
         Contract units redeemed           (27,061)     (4,970)     (11,784)     (19,037)     (26,564)        (2,869)       (4,040)
                                         ----------  ----------  -----------  -----------  ----------- -------------- -------------
       Unit balance at 6/30/99           3,133,906     744,069    1,276,329    2,235,884    1,270,910        460,824       292,086
                                         ==========  ==========  ===========  ===========  =========== ============== =============


Annuity units:
       Unit balance at 12/31/97

         Contract units purchased
         Contract units redeemed
       Unit balance at 12/31/98

         Contract units purchased              644         171          417          380
         Contract units transferred, net         -           -            -            -
         Contract units redeemed               (11)         (3)          (7)          (7)
                                         ----------  ----------  -----------  -----------
       Unit balance at 6/30/99                 633         168          410          373
                                         ==========  ==========  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 1999
Unaudited


(8)    UNIT TRANSACTIONS, CONTINUED:
       The change in the number of units for each sub-account follows:


                                                Alliance              Liberty                Goldman Sachs                 Kemper
                                         -------------------------   ----------  -------------------------------------  -----------
                                                                      Newport                                             Dreman
                                                          Real         Tiger      Growth                                   High
                                          Premier        Estate        Fund,       and       International    Global      Return
                                          Growth       Investment     Variable    Income        Equity        Income      Equity
                                         -----------  ------------   ----------  ---------  --------------  ----------  -----------
Accumulation units:
       Unit balance at 12/31/97

         Cova units purchased                    10            10           10         10              10          10           10
         Cova units redeemed                    (10)          (10)         (10)       (10)            (10)        (10)           -
         Contract units purchased           523,722       136,005       18,873    298,119          89,807      12,114            -
         Contract units transferred, net    149,553        58,393       13,289    178,567          23,575       8,062        9,213
         Contract units redeemed             (5,421)       (2,987)        (226)    (9,011)           (558)     (1,343)           -
                                         -----------  ------------   ----------  ---------  --------------  ----------  -----------
       Unit balance at 12/31/98             667,854       191,411       31,936    467,675         112,824      18,833        9,223

         Cova units purchased                     -             -            -          -               -           -            -
         Cova units redeemed                      -             -            -          -               -           -            -
         Contract units purchased           567,176       170,719        3,453     42,858          33,817         986        1,434
         Contract units transferred, net    230,763        38,420          417     71,460          35,017       3,565        3,823
         Contract units redeemed            (15,408)       (4,483)        (328)    (7,518)         (2,443)       (120)           -
                                         -----------  ------------   ----------  ---------  --------------  ----------  -----------
       Unit balance at 6/30/99            1,450,385       396,067       35,478    574,475         179,215      23,264       14,480
                                         ===========  ============   ==========  =========  ==============  ==========  ===========

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 1999
Unaudited


(8)    UNIT TRANSACTIONS, CONTINUED:
       The change in the number of units for each sub-account follows:


                                                          Kemper                                          MFS
                                          ---------------------------------------  -------------------------------------------------

                                             Small        Small                                               Growth
                                              Cap          Cap       Government                                with        Emerging
                                            Growth        Value      Securities      Bond       Research      Income        Growth
                                          -----------  -----------  -------------  ---------   ----------  ------------   ----------
Accumulation units:
       Unit balance at 12/31/97

         Cova units purchased                     10           10             10         10           10            10           10
         Cova units redeemed                     (10)         (10)           (10)         -          (10)          (10)         (10)
         Contract units purchased             61,682      178,532         48,334        245      337,107       416,517      438,345
         Contract units transferred, net      15,201       69,892         11,575     16,283      137,437       171,689      106,215
         Contract units redeemed                (391)      (3,332)          (197)         -       (9,758)       (6,772)      (4,901)
                                          -----------  -----------  -------------  ---------   ----------  ------------   ----------
       Unit balance at 12/31/98               76,492      245,092         59,712     16,538      464,786       581,434      539,659

         Cova units purchased                      -            -              -          -            -             -            -
         Cova units redeemed                       -            -              -          -            -             -            -
         Contract units purchased             27,892      181,077         61,882        208      155,007       309,923      277,854
         Contract units transferred, net      12,422       25,767         30,663       (657)     146,769       176,912      115,019
         Contract units redeemed                (979)      (4,782)          (471)         -       (5,637)      (19,244)     (13,621)
                                          -----------  -----------  -------------  ---------   ----------  ------------   ----------
       Unit balance at 6/30/99               115,827      447,154        151,786     16,089      760,925     1,049,025      918,911
                                          ===========  ===========  =============  =========   ==========  ============   ==========

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 1999
Unaudited


(8)    UNIT TRANSACTIONS, CONTINUED:
       The change in the number of units for each sub-account follows:


                                                         MFS                                       Oppenheimer
                                         ------------------------------------  -----------------------------------------------------
                                            F&C                                                 Main Street
                                          Emerging                                                Growth
                                          Markets      High       Global          Capital          and          High
                                           Equity     Income    Governments     Appreciation      Income       Income        Bond
                                         ----------  ---------  -------------  --------------  ------------  -----------  ----------
Accumulation units:
       Unit balance at 12/31/97

         Cova units purchased                   10         10             10              10            10           10          10
         Cova units redeemed                   (10)       (10)             -             (10)          (10)         (10)        (10)
         Contract units purchased           45,159    164,144            423          83,004       211,120       51,949     320,045
         Contract units transferred, net    28,739     57,879          1,674          19,949        78,591       27,811      86,123
         Contract units redeemed              (727)    (2,814)           (25)         (5,792)       (4,881)      (1,247)     (4,178)
                                         ----------  ---------  -------------  --------------  ------------  -----------  ----------
       Unit balance at 12/31/98             73,171    219,209          2,082          97,161       284,830       78,513     401,990

         Cova units purchased                    -          -              -               -             -            -           -
         Cova units redeemed                     -          -              -               -             -            -           -
         Contract units purchased              178     71,665            477          94,245        46,417       53,463     241,959
         Contract units transferred, net   (20,167)    63,393          2,285          86,953        50,401       32,033     162,246
         Contract units redeemed            (1,828)    (6,278)           (12)         (3,627)       (2,683)        (818)    (10,839)
                                         ----------  ---------  -------------  --------------  ------------  -----------  ----------
       Unit balance at 6/30/99              51,354    347,989          4,832         274,732       378,965      163,191     795,356
                                         ==========  =========  =============  ==============  ============  ===========  ==========

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 1999
Unaudited


(8)    UNIT TRANSACTIONS, CONTINUED:
       The change in the number of units for each sub-account follows:


                                         Oppenheimer                               Putnam                                Templeton
                                        ------------- ---------------------------------------------------------------  ------------
                                                                                                            VT
                                                      VT Growth                              VT        International
                                         Strategic       and      VT New                International       New
                                            Bond        Income     Value      VT Vista     Growth      Opportunities     Bond (3)
                                        ------------- ----------- ---------  ---------- -------------  --------------  ------------
Accumulation units:
       Unit balance at 12/31/97

         Cova units purchased                     10          10        10          10            10              10
         Cova units redeemed                     (10)        (10)      (10)        (10)          (10)            (10)
         Contract units purchased             71,817     820,015    16,925     116,318       394,877          38,270
         Contract units transferred, net      36,774     304,805    25,293      36,195       141,372          14,803
         Contract units redeemed                (722)     (9,152)     (127)     (1,108)       (6,194)           (264)
                                        ------------- ----------- ---------  ---------- -------------  --------------
       Unit balance at 12/31/98              107,869   1,115,668    42,091     151,405       530,055          52,809

         Cova units purchased                      -           -         -           -             -               -            10
         Cova units redeemed                       -           -         -           -             -               -             -
         Contract units purchased             54,332     438,883     6,929      71,749       327,242          10,520         1,029
         Contract units transferred, net      64,411     276,972    14,564      38,892       117,580           8,308        13,336
         Contract units redeemed              (1,157)    (27,806)   (1,493)     (3,009)       (9,644)         (1,941)            -
                                        ------------- ----------- ---------  ---------- -------------  --------------  ------------
       Unit balance at 6/30/99               225,455   1,803,717    62,091     259,037       965,233          69,696        14,375
                                        ============= =========== =========  ========== =============  ==============  ============


(3) Sub-account commenced operations on March 1, 1999.

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 1999
Unaudited


(8)    UNIT TRANSACTIONS, CONTINUED:
       The change in the number of units for each sub-account follows:


                                                                              Templeton                                    Fidelity
                                          ------------------------------------------------------------------------------   ---------
                                           Franklin                                                          Franklin
                                           Small Cap                                             Mutual       Growth
                                          Investments                             Developing     Shares     Investments       VIP
                                              (3)      Stock (4)   International    Markets    Investments      (3)         Growth
                                          ------------ ---------- -------------- ------------- ------------ ------------   ---------
Accumulation units:
       Unit balance at 12/31/97

         Cova units purchased                                                10            10           10                       10
         Cova units redeemed                                                (10)          (10)         (10)                     (10)
         Contract units purchased                                       140,734        72,847       61,499                    8,130
         Contract units transferred, net                                 26,597        18,743       45,054                   (1,021)
         Contract units redeemed                                         (2,556)       (1,630)        (518)                    (361)
                                                                  -------------- ------------- ------------                ---------
       Unit balance at 12/31/98                                         164,775        89,960      106,035                    6,748

         Cova units purchased                      10         10              -             -            -           10           -
         Cova units redeemed                        -          -              -             -            -            -           -
         Contract units purchased               1,500      6,295        289,158       115,838       42,024        3,970      22,483
         Contract units transferred, net       13,559      4,797        127,262        21,002       45,382       15,474      31,267
         Contract units redeemed                   (3)        (1)        (4,641)       (2,544)      (2,011)     (10,320)       (179)
                                          ------------ ---------- -------------- ------------- ------------ ------------   ---------
       Unit balance at 6/30/99                 15,066     11,101        576,554       224,256      191,430        9,134      60,319
                                          ============ ========== ============== ============= ============ ============   =========


(3)    Sub-account commenced operations on March 1, 1999.
(4)    Sub-account commenced operations on January 19, 1999.

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 1999
Unaudited


(8)    UNIT TRANSACTIONS, CONTINUED:
       The change in the number of units for each sub-account follows:


                                                                    Fidelity
                                          ------------------------------------------------------------

                                                             VIP III        VIP III           VIP
                                             VIP II          Growth        Growth &         Equity-
                                           Contrafund      Opportunities    Income          Income
                                          -------------   ----------------------------   -------------
Accumulation units:
       Unit balance at 12/31/97

         Cova units purchased                       10              10             10              10
         Cova units redeemed                       (10)            (10)           (10)            (10)
         Contract units purchased               30,391          11,440         53,646          20,381
         Contract units transferred, net         2,056          (1,406)        30,141           4,635
         Contract units redeemed                   (93)           (511)       (13,954)           (884)
                                          -------------   -------------  -------------   -------------
       Unit balance at 12/31/98                 32,354           9,523         69,833          24,132

         Cova units purchased                        -               -              -               -
         Cova units redeemed                         -               -              -               -
         Contract units purchased               14,299           6,773         16,665          11,221
         Contract units transferred, net        26,717          19,280         52,155          39,912
         Contract units redeemed                (4,066)            (83)        (1,866)           (525)
                                          -------------   -------------  -------------   -------------
       Unit balance at 6/30/99                  69,304          35,493        136,787          74,740
                                          =============   =============  =============   =============




                        COVA VARIABLE ANNUITY ACCOUNT ONE

                              Financial Statements

                           December 31, 1998 and 1997

                   (With Independent Auditors' Report Thereon)




                          INDEPENDENT AUDITORS' REPORT



     The Contract Owners of Cova Variable Annuity Account One, Board of Directors and Shareholder of Cova Financial Services Life Insurance
     Company:


     We have audited the accompanying statements of assets and liabilities of the Quality Income, Money Market, High Yield, Stock Index, Growth and Income, Bond Debenture, Developing Growth, Large Cap Research, Mid-Cap Value, Quality Bond, Small Cap Stock, Large Cap Stock, Select Equity, International Equity, Balanced, Small Cap Equity, Equity Income, and Growth and Income Equity sub-accounts (investment options within the Cova Series Trust); the Growth and Income sub-account (investment option within the Lord Abbett Series Fund, Inc.); the Money Market sub-account (investment option within the General American Capital Company); the Multi-Style Equity, Aggressive Equity, Non-US, and Core Bond sub-accounts (investment options within the Russell Insurance Funds); the AIM V.I. Value, AIM V.I. Capital Appreciation, and AIM V.I. International Equity sub-accounts (investment options within the AIM Variable Insurance Funds, Inc.); the Premier Growth and Real Estate Investment sub-accounts (investment option within the Alliance Variable Products Series Fund, Inc.); Newport Tiger sub-account (investment option within the Liberty Variable Investment Trust); the Growth and Income, International Equity, and Global Income sub-accounts (investment options within the Goldman Sachs Variable Insurance Trust); the Kemper-Dreman High Return Equity, Kemper Small Cap Growth, Kemper Small Cap Value, and Kemper Government Securities sub-accounts (investment options within the Investors Fund Series); the MFS Bond, MFS Research, MFS Growth with Income, MFS Emerging Growth, MFS / Foreign & Colonial Emerging Markets Equity, MFS High Income, and MFS World Government sub-accounts (investment options within the MFS Variable Insurance Trust); the Oppenheimer Growth, Oppenheimer Growth & Income, Oppenheimer High Income, Oppenheimer Bond, and Oppenheimer Strategic Bond sub-accounts (investment options within the Oppenheimer Variable Account Funds); the Putnam Growth and Income, Putnam New Value, Putnam Vista, Putnam International Growth, and Putnam International New Opportunities sub-accounts (investment options within the Putnam Variable Trust); the Templeton International, Templeton Developing Markets, and Mutual Shares Investments sub-accounts (investment options within the Templeton Variable Products Series Fund); and the Growth, Contrafund, Growth Opportunities, Growth & Income, and Equity-Income sub-accounts (investment options within the Variable Insurance Products Fund, Fund II, and Fund III) of Cova Variable Annuity Account One of Cova Financial Services Life Insurance Company (the Separate Account), as of December 31, 1998, and the related statement of operations for the year then ended and the statements of changes in net assets for the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sub-accounts of Cova Variable Annuity Account One of Cova Financial Services Life Insurance Company as of December 31, 1998, and the results of their operations and the changes in their net assets for each of the years presented, in conformity with generally accepted accounting principles.






     Chicago, Illinois
     March 1, 1999

                        COVA VARIABLE ANNUITY ACCOUNT ONE

                       Statement of Assets and Liabilities

                                December 31, 1998

                            (In thousands of dollars)




Assets:
   Investments:
     Cova Series Trust (Trust):
       Quality Income Portfolio - 3,558,351 shares at a net asset value of $10.99 per share (cost: $37,784)     $     39,092
       Money Market Portfolio - 7,890,611 shares at a net asset value of $1.00 per share (cost:                        7,891
       $7,891)
       High Yield Portfolio - 2,687,415 shares at a net asset value of $10.72 per share (cost:                        28,801
       $28,627)
       Stock Index Portfolio - 4,387,719 shares at a net asset value of $22.24 per share (cost:                       97,591
       $71,753)
       VKAC Growth and Income Portfolio - 2,881,569 shares at a net asset value of $17.81 per share (cost:            51,313
       $39,792)
       Bond Debenture Portfolio - 8,923,056 shares at a net asset value of $12.38 per share (cost: $106,952)         110,475
       Developing Growth Portfolio - 1,321,613 shares at a net asset value of $11.24 per share (cost: $13,966)        14,856
       Large Cap Research Portfolio - 1,083,984 shares at a net asset value of $11.96 per share (cost: $11,685)       12,969
       Mid-Cap Value Portfolio - 1,620,159 shares at a net asset value of $10.58 per share (cost: $16,986)            17,146
       Quality Bond Portfolio - 3,597,178 shares at a net asset value of $11.02 per share (cost:                      39,640
       $38,042)
       Small Cap Stock Portfolio - 5,812,593 shares at a net asset value of $11.98 per share (cost: $69,302)          69,648
       Large Cap Stock Portfolio - 4,491,961 shares at a net asset value of $18.12 per share (cost: $64,837)          81,372
       Select Equity Portfolio - 11,154,141 shares at a net asset value of $16.08 per share (cost: $145,732)         179,317
       International Equity Portfolio - 7,330,424 shares at a net asset value of $12.86 per share (cost:              94,249
       $84,971)
       Balanced Portfolio - 295,831 shares at a net asset value of $11.40 per share (cost:                             3,372
       $3,199)
       Small Cap Equity Portfolio - 130,453 shares at a net asset value of $10.17 per share                            1,327
       (cost: $1,293)
       Equity Income Portfolio - 297,898 shares at a net asset value of $11.63 per share (cost:                        3,463
       $3,393)
       Growth and Income Equity Portfolio - 652,151 shares at a net asset value of $12.00 per share (cost:             7,823
       $7,257)
     Lord Abbett Series Fund, Inc. (Lord Abbett):
       Growth and Income Portfolio - 32,409,746 shares at a net asset value of $20.65 per share (cost:               669,229
       $554,776)
     General American Capital Company (GACC):
       Money Market Portfolio - 855,290 shares at a net asset value of $19.25 per share (cost:                        16,465
       $16,234)
     Russell Insurance Funds (Russell):
       Multi-Style Equity Fund - 1,845,200 shares at a net asset value of $16.02 per share                            29,560
       (cost: $26,361)
       Aggressive Equity Fund - 420,730 shares at a net asset value of $12.70 per share (cost:                         5,343
       $5,268)
       Non-US Fund - 930,176 shares at a net asset value of $11.09 per share (cost: $9,904)                           10,316
       Core Bond Fund - 1,596,523 shares at a net asset value of $10.68 per share (cost: $16,783)                     17,051
     AIM Variable Insurance Funds, Inc. (AIM):
       AIM V.I. Value Fund - 259,667 shares at a net asset value of $26.25 per share (cost:                            6,816
       $6,148)
       AIM V.I. Capital Appreciation Fund - 85,709 shares at a net asset value of $25.20 per share (cost:              2,160
       $1,996)
       AIM V.I. International Equity Fund - 118,489 shares at a net asset value of $19.62 per share (cost:             2,325
       $2,244)
     Alliance Variable Products Series Fund, Inc. (Alliance):
       Premier Growth Portfolio - 314,149 shares at a net asset value of $31.03 per share (cost:                       9,748
       $8,226)
       Real Estate Investment Portfolio - 156,353 shares at a net asset value of $9.78 per share (cost: $1,699)        1,529
     Liberty Variable Investment Trust (Liberty):
       Newport Tiger Fund, Variable Series - 187,736 shares at a net asset value of $1.57 per share (cost:               295
       $241)
     Goldman Sachs Variable Insurance Trust (Goldman Sachs):
       Growth and Income Fund - 443,463 shares at a net asset value of $10.45 per share (cost:                         4,634
       $4,841)
       International Equity Fund - 108,025 shares at a net asset value of $11.91 per share                             1,287
       (cost: $1,231)
       Global Income Fund - 19,676 shares at a net asset value of $10.32 per share (cost: $204)                          203
     Investors Fund Series (Kemper):
       Kemper Dreman High Return Equity Portfolio - 94,043 shares at a net asset value of $1.03 per share                 97
       (cost: $96)
       Kemper Small Cap Growth Portfolio - 452,858 shares at a net asset value of $1.97 per share (cost: $786)           893
       Kemper Small Cap Value Portfolio - 2,013,651 shares at a net asset value of $1.07 per share (cost:              2,145
       $2,300)
       Kemper Government Securities Portfolio - 521,770 shares at a net asset value of $1.21 per share (cost:            630
       $621)
     MFS Variable Insurance Trust (MFS):
       MFS Bond Series - 15,247 shares at a net asset value of $11.38 per share (cost: $173)                             174
       MFS Research Series - 297,006 shares at a net asset value of $19.05 per share (cost:                            5,658
       $5,177)
       MFS Growth with Income Series - 348,890 shares at a net asset value of $20.11 per share (cost: $6,442)          7,016
       MFS Emerging Growth Series - 332,636 shares at a net asset value of $21.47 per share (cost: $6,157)             7,142
       MFS / Foreign & Colonial Emerging Markets Equity Series - 81,505 shares at a net asset value of $5.90 per share
         (cost: $575)                                                                                                    481
       MFS High Income Series - 187,184 shares at a net asset value of $11.53 per share (cost:                         2,158
       $2,192)
       MFS World Governments Series - 2,042 shares at a net asset value of $10.88 per share (cost: $21)                   22

                        COVA VARIABLE ANNUITY ACCOUNT ONE

                       Statement of Assets and Liabilities

                                December 31, 1998

                            (In thousands of dollars)

Assets, continued:
   Investments, continued:
     Oppenheimer Variable Account Funds (Oppenheimer):
       Oppenheimer Growth Fund - 32,413 shares at a net asset value of $36.67 per share (cost:                  $      1,189
       $1,055)
       Oppenheimer Growth & Income Fund - 143,624 shares at a net asset value of $20.48 per share (cost:               2,941
       $2,969)
       Oppenheimer High Income Fund - 70,492 shares at a net asset value of $11.02 per share (cost: $792)                777
       Oppenheimer Bond Fund - 343,696 shares at a net asset value of $12.32 per share (cost:                          4,234
       $4,139)
       Oppenheimer Strategic Bond Fund - 213,879 shares at a net asset value of $5.12 per share (cost: $1,092)         1,095
     Putnam Variable Trust (Putnam):
       Putnam Growth and Income Fund - 441,423 shares at a net asset value of $28.77 per share (cost: $12,040)        12,700
       Putnam New Value Fund - 36,681 shares at a net asset value of $12.03 per share (cost:                             441
       $435)
       Putnam Vista Fund - 121,228 shares at a net asset value of $14.72 per share (cost: $1,612)                      1,785
       Putnam International Growth Fund - 458,993 shares at a net asset value of $13.52 per share (cost:               6,206
       $5,853)
       Putnam International New Opportunities  Fund - 52,407 shares at a net asset value of $11.49 per share             602
       (cost: $562)
     Templeton Variable Products Series Fund (Templeton):
       Templeton International Fund - 72,830 shares at a net asset value of $20.69 per share (cost: $1,459)            1,507
       Templeton Developing Markets Fund - 132,446 shares at a net asset value of $5.13 per share (cost: $635)           679
       Mutual Shares Investments Fund - 105,064 shares at a net asset value of $9.72 per share (cost: $989)            1,021
     Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
       Growth Portfolio - 1,967 shares at a net asset value of $44.87 per share (cost: $76)                               88
       Contrafund Portfolio - 16,359 shares at a net asset value of $24.44 per share (cost: $352)                        400
       Growth Opportunities Portfolio - 4,888 shares at a net asset value of $22.88 per share                            112
       (cost: $99)
       Growth & Income Portfolio - 52,766 shares at a net asset value of $16.15 per share (cost:                         852
       $758)
       Equity-Income Portfolio - 10,089 shares at a net asset value of $25.42 per share (cost:                           256
       $239)
                                                                                                                   ----------

           Total assets                                                                                         $  1,700,607
                                                                                                                   ==========

Liabilities:
   Trust Quality Income                                                                                         $          2
   Trust High Yield                                                                                                        1
   Trust Stock Index                                                                                                       4
   Trust VKAC Growth and Income                                                                                            2
   Trust Bond Debenture                                                                                                    4
   Trust Developing Growth                                                                                                 1
   Trust Large Cap Research                                                                                                1
   Trust Mid-Cap Value                                                                                                     1
   Trust Quality Bond                                                                                                      2
   Trust Small Cap Stock                                                                                                   3
   Trust Large Cap Stock                                                                                                   3
   Trust Select Equity                                                                                                     7
   Trust International Equity                                                                                              4
   Lord Abbett Growth and Income                                                                                          26
   GACC Money Market                                                                                                       1
   Russell Multi-Style Equity                                                                                              1
   Russell Core Bond                                                                                                       1
   Putnam Growth and Income                                                                                                1
                                                                                                                   ----------

           Total liabilities                                                                                    $         65
                                                                                                                   ==========

                        COVA VARIABLE ANNUITY ACCOUNT ONE

                       Statement of Assets and Liabilities

                                December 31, 1998

                            (In thousands of dollars)

Net assets:
   Accumulation units:
     Trust Quality Income - 2,223,679 accumulation units at $17.539854 per unit                                 $     39,004
     Trust Money Market - 609,566 accumulation units at $12.882171 per unit                                            7,853
     Trust High Yield - 1,205,159 accumulation units at $23.857965 per unit                                           28,754
     Trust Stock Index - 3,092,969 accumulation units at $31.522392 per unit                                          97,498
     Trust VKAC Growth and Income - 2,101,219 accumulation units at $24.396666 per unit                               51,263
     Trust Bond Debenture - 8,184,894 accumulation units at $13.496500 per unit                                      110,468
     Trust Developing Growth - 1,342,201 accumulation units at $11.067854 per unit                                    14,855
     Trust Large Cap Research - 1,094,920 accumulation units at $11.825550 per unit                                   12,947
     Trust Mid-Cap Value - 1,642,553 accumulation units at $10.437949 per unit                                        17,145
     Trust Quality Bond - 3,323,343 accumulation units at $11.914489 per unit                                         39,596
     Trust Small Cap Stock - 5,532,610 accumulation units at $12.582860 per unit                                      69,616
     Trust Large Cap Stock - 4,178,035 accumulation units at $19.428499 per unit                                      81,173
     Trust Select Equity - 10,544,818 accumulation units at $16.987204 per unit                                      179,127
     Trust International Equity - 7,309,325 accumulation units at $12.889315 per unit                                 94,212
     Trust Balanced - 286,511 accumulation units at $11.767845 per unit                                                3,372
     Trust Small Cap Equity - 129,636 accumulation units at $10.238676 per unit                                        1,327
     Trust Equity Income - 286,953 accumulation units at $12.068849 per unit                                           3,463
     Trust Growth and Income Equity - 641,789 accumulation units at $12.188331 per unit                                7,823
     Lord Abbett Growth and Income - 19,470,393 accumulation units at $34.325425 per unit                            668,329
     GACC Money Market - 1,473,737 accumulation units at $11.109943 per unit                                          16,373
     Russell Multi-Style Equity - 2,328,430 accumulation units at $12.694810 per unit                                 29,559
     Russell Aggressive Equity - 536,278 accumulation units at $9.963254 per unit                                      5,343
     Russell Non-US - 925,792 accumulation units at $11.142092 per unit                                               10,316
     Russell Core Bond - 1,609,851 accumulation units at $10.591175 per unit                                          17,050
     AIM Value - 521,890 accumulation units at $13.060203 per unit                                                     6,816
     AIM Capital Appreciation - 183,488 accumulation units at $11.770729 per unit                                      2,160
     AIM International Equity - 204,072 accumulation units at $11.391449 per unit                                      2,325
     Alliance Premier Growth - 667,854 accumulation units at $14.595485 per unit                                       9,748
     Alliance Real Estate Investment - 191,411 accumulation units at $7.988435 per unit                                1,529
     Liberty Newport Tiger - 31,936 accumulation units at $9.228765 per unit                                             295
     Goldman Sachs Growth and Income - 467,675 accumulation units at $9.908613 per unit                                4,634
     Goldman Sachs International Equity - 112,824 accumulation units at $11.402925 per unit                            1,287
     Goldman Sachs Global Income - 18,833 accumulation units at $10.781765 per unit                                      203
     Kemper Dreman High Return Equity - 9,223 accumulation units at $10.487302 per unit                                   97
     Kemper Small Cap Growth - 76,492 accumulation units at $11.676086 per unit                                          893
     Kemper Small Cap Value - 245,092 accumulation units at $8.753222 per unit                                         2,145
     Kemper Government Securities - 59,712 accumulation units at $10.556498 per unit                                     630
     MFS Bond - 16,538 accumulation units at $10.491811 per unit                                                         174
     MFS Research - 464,786 accumulation units at $12.172796 per unit                                                  5,658
     MFS Growth with Income - 581,434 accumulation units at $12.066568 per unit                                        7,016
     MFS Emerging Growth - 539,659 accumulation units at $13.233235 per unit                                           7,142
     MFS / F&C Emerging Markets Equity - 73,171 accumulation units at $6.571830 per unit                                 481
     MFS High Income - 219,209 accumulation units at $9.845193 per unit                                                2,158
     MFS World Governments - 2,082 accumulation units at $10.669943 per unit                                              22
     Oppenheimer Growth - 97,161 accumulation units at $12.232731 per unit                                             1,189
     Oppenheimer Growth & Income - 284,830 accumulation units at $10.326519 per unit                                   2,941
     Oppenheimer High Income - 78,513 accumulation units at $9.893828 per unit                                           777
     Oppenheimer Bond - 401,990 accumulation units at $10.533011 per unit                                              4,234
     Oppenheimer Strategic Bond - 107,869 accumulation units at $10.151332 per unit                                    1,095
     Putnam Growth and Income - 1,115,668 accumulation units at $11.382650 per unit                                   12,699
     Putnam New Value - 42,091 accumulation units at $10.483517 per unit                                                 441
     Putnam Vista - 151,405 accumulation units at $11.785702 per unit                                                  1,785
     Putnam International Growth - 530,055 accumulation units at $11.707003 per unit                                   6,206
     Putnam International New Opportunities - 52,809 accumulation units at $11.402252 per unit                           602

                        COVA VARIABLE ANNUITY ACCOUNT ONE

                       Statement of Assets and Liabilities

                                December 31, 1998

                            (In thousands of dollars)


Net assets, continued:
   Accumulation units, continued:
     Templeton International - 164,775 accumulation units at $9.144522 per unit                                 $      1,507
     Templeton Developing Markets - 89,960 accumulation units at $7.552448 per unit                                      679
     Templeton Mutual Shares Investments - 106,035 accumulation units at $9.630622 per unit                            1,021
     Fidelity VIP Growth - 6,748 accumulation units at $13.077878 per unit                                                88
     Fidelity VIP II Contrafund - 32,354 accumulation units at $12.357373 per unit                                       400
     Fidelity VIP III Growth Opportunities - 9,523 accumulation units at $11.742360 per unit                             112
     Fidelity VIP III Growth & Income - 69,833 accumulation units at $12.202502 per unit                                 852
     Fidelity VIP Equity-Income - 24,132 accumulation units at $10.626607 per unit                                       256

   Annuitization units:
     Trust Quality Income - 6,383 annuity units at $13.420183 per unit                                                    86
     Trust Money Market - 3,661 annuity units at  $10.319723 per unit                                                     38
     Trust High Yield - 2,504 annuity units at $18.254328 per unit                                                        46
     Trust Stock Index - 3,489 annuity units at $25.505004 per unit                                                       89
     Trust VKAC Growth and Income - 2,405 annuity units at $20.029452 per unit                                            48
     Trust Bond Debenture - 264 annuity units at $12.439290 per unit                                                       3
     Trust Large Cap Research - 1,824 annuity units at $11.357085 per unit                                                21
     Trust Quality Bond - 3,838 annuity units at $10.981198 per unit                                                      42
     Trust Small Cap Stock - 2,555 annuity units at $11.597212 per unit                                                   29
     Trust Large Cap Stock - 10,956 annuity units at  $17.906619 per unit                                                196
     Trust Select Equity - 11,716 annuity units at $15.656564 per unit                                                   183
     Trust International Equity - 2,825 annuity units at $11.879669 per unit                                              33
     Lord Abbett Growth and Income - 33,266 annuity units at $26.263244 per unit                                         874
     GACC Money Market - 8,875 annuity units at $10.294566 per unit                                                       91
                                                                                                                   ----------

           Total net assets                                                                                     $  1,700,542
                                                                                                                   ==========

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Operations

Year ended December 31, 1998

(In thousands of dollars)


                                                                               Trust
                                               -----------------------------------------------------------------------
                                                                                     VKAC
                                                                                     Growth
                                               Quality    Money   High     Stock     and        Bond         Developing
                                                Income   Market  Yield     Index     Income     Debenture    Growth
                                               -------------------------  --------  ----------------------------------
Income -
   dividends                                 $  2,356     784     1,365       468      306      2,261          --
                                               -------  -------- -------  --------  -------- -----------  ------------

Expenses:
   Mortality and expense risk fee                 553     179       394     1,135      621        993          89
   Administrative fee                              66      22        48       136       75        119          10
                                               -------  -------- -------  --------  -------- -----------  ------------

           Total expenses                         619     201       442     1,271      696      1,112          99
                                               -------  -------- -------  --------  -------- -----------  ------------

           Net investment
             income (loss)                      1,737     583       923      (803)    (390)     1,149         (99)
                                               -------  -------- -------  --------  -------- -----------  ------------

Net realized gain (loss) on investments:
     Realized gain (loss) on
       sale of fund shares                        455      --       135     6,103    1,440         19         (14)
     Realized gain distributions                   --      --        --    15,804    5,687        880           4
                                               -------  -------- -------  --------  -------- -----------  ------------

           Net realized gain (loss)               455      --       135    21,907    7,127        899         (10)
                                               -------  -------- -------  --------  -------- -----------  ------------

Change in unrealized
   appreciation during the year                     6      --      (668)      838      634      1,565         883
                                               -------  -------- -------  --------  -------- -----------  ------------

           Net increase (decrease)
             in net assets from
             operations                      $  2,198     583       390    21,942    7,371      3,613         774
                                               =======  ======== =======  ========  ======== ===========  ============

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Operations

Year ended December 31, 1998

(In thousands of dollars)


                                                                                    Trust
                                               --------------------------------------------------------------------

                                                                                     Small     Large
                                                   Large Cap      Mid-Cap  Quality    Cap       Cap      Select
                                                    Research     Value      Bond     Stock     Stock     Equity
                                               ---------------  ---------  -------  --------  --------   --------
Income -
   dividends                                 $           15          13       557        86       120        413
                                               ---------------   --------  -------  --------  --------   --------

Expenses:
   Mortality and expense risk fee                        72         109       326       783       580      1,700
   Administrative fee                                     9          13        39        94        70        204
                                               ---------------  ---------  -------  --------  --------   --------

           Total expenses                                81         122       365       877       650      1,904
                                               ---------------  ---------  -------  --------  --------   --------

           Net investment
             income (loss)                              (66)       (109)      192      (791)     (530)    (1,491)
                                               ---------------  ---------  -------  --------  --------   --------

Net realized gain (loss) on investments:
     Realized gain (loss) on
       sale of fund shares                                5          (3)       36      (125)       16        210
     Realized gain distributions                         --          --        --     2,193       396      8,232
                                               ---------------  ---------  -------  --------  --------   --------

           Net realized gain (loss)                       5          (3)       36     2,068       412      8,442
                                               ---------------  ---------  -------  --------  --------   --------

Change in unrealized
   appreciation during the year                       1,278         120     1,412    (6,177)   13,680     20,065
                                               ---------------  ---------  -------  --------  --------   --------

           Net increase (decrease)
             in net assets from
             operations                      $        1,217           8     1,640    (4,900)   13,562     27,016
                                               ===============  =========  =======  ========  ========   ========

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Operations

Year ended December 31, 1998

(In thousands of dollars)


                                                                           Trust
                                               --------------------------------------------------------
                                                                                               Growth
                                                                             Small               and
                                                 International               Cap      Equity    Income
                                                    Equity       Balanced   Equity    Income    Equity
                                                 -------------  ---------------------------------------
Income -
   dividends                                 $        1,435         46         -        37        29
                                                 -------------  ----------  -------  --------  --------

Expenses:
   Mortality and expense risk fee                     1,007         20          9       23        53
   Administrative fee                                   121          3          1        3         6
                                                 -------------  ----------  -------  --------  --------

           Total expenses                             1,128         23         10       26        59
                                                 -------------  ----------  -------  --------  --------

           Net investment
             income (loss)                              307         23        (10)      11       (30)
                                                 -------------  ----------  -------  --------  --------

Net realized gain (loss)
   on investments:
     Realized gain (loss) on
       sale of fund shares                              310         (1)        (3)       -         7
     Realized gain distributions                         18         41         14       80       160
                                                 -------------  ----------  -------  --------  --------

           Net realized gain (loss)                     328         40         11       80       167
                                                 -------------  ----------  -------  --------  --------

Change in unrealized
   appreciation during the year                       7,969        173         39       49       548
                                                 -------------  ----------  -------  --------  --------

           Net increase (decrease)
             in net assets from
             operations                      $        8,604        236         40      140       685
                                                 =============  ==========  =======  ========  ========

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Operations

Year ended December 31, 1998

(In thousands of dollars)


                                              Lord Abbett
                                              ------------
                                                Growth         GACC                        Russell
                                                            -----------  ----------------------------------------------
                                                  and         Money      Multi-Style   Aggressive                Core
                                                Income        Market       Equity        Equity       Non-US     Bond
                                                --------    -----------  -----------  ------------  ----------  ------
Income -
   dividends                                  $   9,871           --           54            2           10       294
                                                --------    -----------  -----------  ------------  ----------  -------

Expenses:
   Mortality and expense risk fee                 7,241          144          164           30           57       103
   Administrative fee                               869           17           19            3            7        13
                                                --------    -----------  -----------  ------------  ----------  -------

           Total expenses                         8,110          161          183           33           64       116
                                                --------    -----------  -----------  ------------  ----------  -------

           Net investment
             income (loss)                        1,761         (161)        (129)         (31)         (54)      178
                                                --------    -----------  -----------  ------------  ----------  -------

Net realized gain (loss) on investments:
     Realized gain (loss) on
       sale of fund shares                        2,081          436            1          (44)           2         1
     Realized gain distributions                 31,739           --           39           26            3         6
                                                --------    -----------  -----------  ------------  ----------  -------

           Net realized gain (loss)              33,820          436           40          (18)           5         7
                                                --------    -----------  -----------  ------------  ----------  -------

Change in unrealized
   appreciation during the year                  26,592          185        3,199           75          412       268
                                                --------    -----------  -----------  ------------  ----------  -------

           Net increase (decrease)
             in net assets from
             operations                       $  62,173          460        3,110           26          363       453
                                                ========    ===========  ===========  ============  ==========  =======

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Operations

Year ended December 31, 1998

(In thousands of dollars)


                                                                 AIM                             Alliance
                                                ---------------------------------------  -------------------------
                                                             Capital      International    Premier     Real Estate
                                                  Value    Appreciation      Equity        Growth      Investment
                                                  -------  -------------  -------------  -----------   -----------
Income -
   dividends                                  $     29             3             18             3            11
                                                ---------  -------------  -------------  -----------   -----------

Expenses:
   Mortality and expense risk fee                   33            12             17            43             9
   Administrative fee                                4             2              2             5             1
                                                ---------  -------------  -------------  -----------   -----------

           Total expenses                           37            14             19            48            10
                                                ---------  -------------  -------------  -----------   -----------

           Net investment
             income (loss)                          (8)          (11)            (1)          (45)            1
                                                ---------  -------------  -------------  -----------   -----------

Net realized gain (loss) on investments:
     Realized gain (loss) on
       sale of fund shares                         (10)           (3)            (3)           (4)           (2)
     Realized gain distributions                   260            53             --            --             5
                                                ---------  -------------  -------------  -----------   -----------

           Net realized gain (loss)                250            50             (3)           (4)            3
                                                ---------  -------------  -------------  -----------   -----------

Change in unrealized
   appreciation during the year                    668           164             81         1,522          (170)
                                                ---------  -------------  -------------  -----------   -----------

           Net increase (decrease)
             in net assets from
             operations                       $    910           203             77         1,473          (166)
                                                =========  =============  =============  ===========   ===========

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Operations

Year ended December 31, 1998

(In thousands of dollars)


                                                                      Goldman Sachs
                                                           ------------------------------------
                                                 Liberty
                                                ---------    Growth
                                                  Newport      and       International  Global
                                                  Tiger      Income         Equity      Income
                                                ---------  ------------  -------------  -------
Income -
   dividends                                  $      6           41             --           7
                                                ---------  ------------  -------------  -------

Expenses:
   Mortality and expense risk fee                    2           26              6           1
   Administrative fee                               --            3              1          --
                                                ---------  ------------  -------------  -------

           Total expenses                            2           29              7           1
                                                ---------  ------------  -------------  -------

           Net investment
             income (loss)                           4           12             (7)          6
                                                ---------  ------------  -------------  -------

Net realized gain (loss) on investments:
     Realized gain (loss) on
       sale of fund shares                         (30)         (12)            --           1
     Realized gain distributions                    --           --             10           2
                                                ---------  ------------  -------------  -------

           Net realized gain (loss)                (30)         (12)            10           3
                                                ---------  ------------  -------------  -------

Change in unrealized
   appreciation during the year                     54         (207)            56          (1)
                                                ---------  ------------  -------------  -------

           Net increase (decrease)
             in net assets from
             operations                       $     28         (207)            59           8
                                                =========  ============  =============  =======

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Operations

Year ended December 31, 1998

(In thousands of dollars)


                                                                                                               MFS
                                                                                                   ----------------------------
                                                                   Kemper
                                             ----------------------------------------------------                      Growth
                                             Dreman High     Small Cap   Small Cap    Government                        with
                                             Return Equity    Growth       Value      Securities    Bond    Research   Income
                                             --------------------------  ----------  ------------  ------- --------------------
Income -
   dividends                               $         --           --          --             2         --        1       --
                                             --------------  ----------  ----------  ------------  ------- ------------------

Expenses:
   Mortality and expense risk fee                    --            4          12             2         --       26       34
   Administrative fee                                --            1           1            --         --        3        4
                                             --------------  ----------  ----------  ------------  ------- ------------------

           Total expenses                            --            5          13             2         --       29       38
                                             --------------  ----------  ----------  ------------  ------- ------------------

           Net investment
             income (loss)                           --           (5)        (13)           --         --      (28)     (38)
                                             --------------  ----------  ----------  ------------  ------- ------------------

Net realized gain (loss) on investments:
     Realized gain (loss) on
       sale of fund shares                           --          (27)         (4)           --         --       (2)      --
     Realized gain distributions                     --           24          12            --         --       18       --
                                             --------------  ----------  ----------  ------------  ------- ------------------

           Net realized gain (loss)                  --           (3)          8            --         --       16       --
                                             --------------  ----------  ----------  ------------  ------- ------------------

Change in unrealized
   appreciation during the year                       1          107        (155)            9          1      481      574
                                             --------------  ----------  ----------  ------------  ------- ------------------

           Net increase (decrease)
             in net assets from
             operations                    $          1           99        (160)            9          1      469      536
                                             ==============  ==========  ==========  ============  ======= ==================

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Operations

Year ended December 31, 1998

(In thousands of dollars)




                                                                      MFS
                                            --------------------------------------------------
                                                           F&C
                                                         Emerging
                                            Emerging     Markets       High         World
                                             Growth      Equity       Income      Governments
                                            ----------  ----------  ----------  --------------
Income -
   dividends                               $     --            8          16            --
                                            ----------  ----------  ----------  --------------

Expenses:
   Mortality and expense risk fee                33            4          10            --
   Administrative fee                             4            1           1            --
                                            ----------  ----------  ----------  --------------

           Total expenses                        37            5          11            --
                                            ----------  ----------  ----------  --------------

           Net investment
             income (loss)                      (37)           3           5            --
                                            ----------  ----------  ----------  --------------

Net realized gain (loss) on investments:
     Realized gain (loss) on
       sale of fund shares                      (11)         (97)         (2)           --
     Realized gain distributions                  9           --           5            --
                                            ----------  ----------  ----------  --------------

           Net realized gain (loss)              (2)         (97)          3            --
                                            ----------  ----------  ----------  --------------

Change in unrealized
   appreciation during the year                 985          (94)        (34)            1
                                            ----------  ----------  ----------  --------------

           Net increase (decrease)
             in net assets from
             operations                    $    946         (188)        (26)            1
                                            ==========  ==========  ==========  ==============

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Operations

Year ended December 31, 1998

(In thousands of dollars)


                                                                OPPENHEIMER
                                            -----------------------------------------------------
                                                         GROWTH
                                                           AND         HIGH              STRATEGIC
                                             GROWTH      INCOME       INCOME     BOND      BOND
                                            ----------  ----------  -----------  -----   --------
Income -
   dividends                               $       1           2           4        5        3
                                            ----------  ----------  -----------  -----   --------

Expenses:
   Mortality and expense risk fee                  6          19           5       22        5
   Administrative fee                              1           2          --        2        1
                                            ----------  ----------  -----------  -----   --------

           Total expenses                          7          21           5       24        6
                                            ----------  ----------  -----------  -----   --------

           Net investment
             income (loss)                        (6)        (19)         (1)     (19)      (3)
                                            ----------  ----------  -----------  -----   --------

Net realized gain (loss) on investments:
     Realized gain (loss) on
       sale of fund shares                        (1)        (37)         (1)      --       --
     Realized gain distributions                   8          39           4        5        2
                                            ----------    --------  -----------  -----   --------

           Net realized gain (loss)                7           2           3        5        2
                                            ----------  ----------  -----------  -----   --------

Change in unrealized
   appreciation during the year                  134         (28)        (15)      95        3
                                            ----------  ----------  -----------  -----   --------

           Net increase (decrease)
             in net assets from
             operations                    $     135         (45)        (13)      81        2
                                            ==========  ==========  ===========  =====   ========

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Operations

Year ended December 31, 1998

(In thousands of dollars)


                                                                                  Putnam
                                                   ---------------------------------------------------------------------
                                                    Growth                                              International
                                                      and         New                  International         New
                                                    Income       Value       Vista        Growth        Opportunities
                                                   ----------  ----------  ----------  --------------  -----------------
Income -
   dividends                                     $      30            5          --            20              --
                                                   ----------  ----------  ----------  --------------  -----------------

Expenses:
   Mortality and expense risk fee                       68            3           8            33               4
   Administrative fee                                    8           --           1             4              --
                                                   ----------  ----------  ----------  --------------  -----------------

           Total expenses                               76            3           9            37               4
                                                   ----------  ----------  ----------  --------------  -----------------

           Net investment
             income (loss)                             (46)           2          (9)          (17)             (4)
                                                   ----------  ----------  ----------  --------------  -----------------

Net realized gain (loss) on investments:
     Realized gain (loss) on
       sale of fund shares                              (8)          --          (1)          (39)             24
     Realized gain distributions                       200            2          --            --              --
                                                   ----------  ----------  ----------  --------------  -----------------

           Net realized gain (loss)                    192            2          (1)          (39)             24
                                                   ----------  ----------  ----------  --------------  -----------------

Change in unrealized
   appreciation during the year                        660            6         173           353              40
                                                   ----------  ----------  ----------  --------------  -----------------

           Net increase (decrease)
             in net assets from
             operations                          $     806           10         163           297              60
                                                   ==========  ==========  ==========  ==============  =================

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Operations

Year ended December 31, 1998

(In thousands of dollars)


                                                                  Templeton                          Fidelity
                                                   -----------------------------------------  ------------------------
                                                                                  Mutual
                                                                  Developing      Shares
                                                   International    Markets     Investments    Growth     Contrafund
                                                   -------------  ------------  ------------  --------   -----------
Income -
   dividends                                     $        --             --            --         --           --
                                                   -------------  ------------  ------------  --------   -----------

Expenses:
   Mortality and expense risk fee                          5              2             4         --            2
   Administrative fee                                      1              1             1         --           --
                                                   -------------  ------------  ------------  --------   -----------

           Total expenses                                  6              3             5         --            2
                                                   -------------  ------------  ------------  --------   -----------

           Net investment
             income (loss)                                (6)            (3)           (5)        --           (2)
                                                   -------------  ------------  ------------  --------   -----------

Net realized gain (loss) on investments:
     Realized gain (loss) on
       sale of fund shares                                 8             (4)            --         (3)          (2)
     Realized gain distributions                           --            --             --          --          --
                                                   -------------  ------------  ------------  --------   -----------

           Net realized gain (loss)                        8             (4)           --         (3)          (2)
                                                   -------------  ------------  ------------  --------   -----------

Change in unrealized
   appreciation during the year                           48             44            32         12           48
                                                   -------------  ------------  ------------  --------   -----------

           Net increase (decrease)
             in net assets from
             operations                          $        50             37            27          9           44
                                                   =============  ============  ============  ========   ===========

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Operations

Year ended December 31, 1998

(In thousands of dollars)


                                                                 Fidelity
                                                   ------------------------------------
                                                      Growth       Growth &      Equity-
                                                   Opportunities    Income        Income   Total
                                                   --------------  ----------  --------------------
Income -
   dividends                                     $        --            --         --       20,737
                                                   --------------  ----------  --------   ---------

Expenses:
   Mortality and expense risk fee                         --             4          1       16,850
   Administrative fee                                     --             1         --        2,023
                                                   --------------  ----------  --------   ---------

           Total expenses                                 --             5          1       18,873
                                                   --------------  ----------  --------   ---------

           Net investment
             income (loss)                                --            (5)        (1)       1,864
                                                   --------------  ----------  --------   ---------

Net realized gain (loss) on investments:
     Realized gain (loss) on
       sale of fund shares                                (2)           (5)        (3)      10,787
     Realized gain distributions                          --            --         --       65,980
                                                   --------------  ----------  --------   ---------

           Net realized gain (loss)                       (2)           (5)        (3)      76,767
                                                   --------------  ----------  --------   ---------

Change in unrealized
   appreciation during the year                           13            94         17       78,917
                                                   --------------  ----------  --------   ---------

           Net increase (decrease)
             in net assets from
             operations                          $        11            84         13      157,548
                                                   ==============  ==========  ========   =========

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets

Year ended December 31, 1998

(In thousands of dollars)




                                                                                         Trust
                                                      ----------------------------------------------------------------------------
                                                                                                   VKAC
                                                                                                  Growth
                                                       Quality   Money        High      Stock      and        Bond      Developing
                                                        Income   Market      Yield      Index     Income    Debenture     Growth
                                                      --------  --------  ---------   --------   ---------  ---------  ------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                  $   1,737       583        923       (803)       (390)    1,149        (99)
      Net realized gain (loss)                            455        --        135     21,907       7,127       899        (10)
      Change in unrealized
        appreciation during
        the year                                            6        --       (668)       838         634     1,565        883
                                                      --------  --------  ---------   --------   ---------  ---------  -----------

             Net increase (decrease)
               in net assets from
               operations                               2,198       583        390     21,942       7,371     3,613        774
                                                      --------  --------  ---------   --------   ---------  ---------  -----------

Contract transactions:
    Cova payments                                          --        --         --         --          --        --         --
    Cova transfers                                         --        --         --         --          --        --       (112)
    Payments received from contract
      owners                                               21         6         55         69          39    21,396      6,348
    Transfers between sub-accounts
      (including fixed account), net                   (3,399)  (10,098)    (1,392)     3,960       1,244    38,789      6,481
    Transfers for contract benefits
      and terminations                                 (8,833)   (4,210)    (3,514)   (17,021)     (3,490)   (4,147)      (201)
                                                      --------  --------  ---------   --------   ---------  ---------  -----------

             Net increase (decrease) in
               net assets from
               contract transactions                  (12,211)  (14,302)    (4,851)   (12,992)     (2,207)   56,038     12,516
                                                      --------  --------  ---------   --------   ---------  ---------  -----------

             Net increase (decrease)
               in net assets                          (10,013)  (13,719)    (4,461)     8,950       5,164    59,651     13,290

Net assets at beginning of period                      49,103    21,610     33,261     88,637      46,147    50,820      1,565
                                                      --------  --------  ---------   --------   ---------  ---------  -----------

Net assets at end of period                         $  39,090     7,891     28,800     97,587      51,311   110,471     14,855
                                                      ========  ========  =========   ========   =========  =========  ===========

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets

Year ended December 31, 1998

(In thousands of dollars)




                                                                                Trust
                                                       ----------------------------------------------------------------------------

                                                                                                   Small       Large
                                                         Large Cap        Mid-Cap     Quality       Cap         Cap        Select
                                                          Research        Value        Bond        Stock       Stock       Equity
                                                        -------------  -----------   ----------  ----------  ----------  -----------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                  $          (66)          (109)         192        (791)       (530)      (1,491)
      Net realized gain (loss)                                   5             (3)          36       2,068         412        8,442
      Change in unrealized
        appreciation during
        the year                                             1,278            120        1,412      (6,177)     13,680       20,065
                                                        -------------  -----------   ----------  ----------  ----------  -----------

             Net increase (decrease)
               in net assets from
               operations                                    1,217              8        1,640      (4,900)     13,562       27,016
                                                        -------------  -----------   ----------  ----------  ----------  -----------

Contract transactions:
    Cova payments                                               --             --           --          --          --           --
    Cova transfers                                            (102)          (107)          --          --          --           --
    Payments received from contract
      owners                                                 6,104          7,924        9,698       8,193      18,801       21,003
    Transfers between sub-accounts
      (including fixed account), net                         4,750          7,602       14,372      15,607      29,039       38,783
    Transfers for contract benefits
      and terminations                                        (234)          (317)      (2,058)     (2,424)     (2,022)      (4,555)
                                                        -------------  -----------   ----------  ----------  ----------  -----------

             Net increase (decrease) in
               net assets from
               contract transactions                        10,518         15,102       22,012      21,376      45,818       55,231
                                                        -------------  -----------   ----------  ----------  ----------  -----------

             Net increase (decrease)
               in net assets                                11,735         15,110       23,652      16,476      59,380       82,247

Net assets at beginning of period                            1,233          2,035       15,986      53,169      21,989       97,063
                                                        -------------  -----------   ----------  ----------  ----------  -----------

Net assets at end of period                         $       12,968         17,145       39,638      69,645      81,369      179,310
                                                        =============  ===========   ==========  ==========  ==========  ===========

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets

Year ended December 31, 1998

(In thousands of dollars)


                                                       -----------------------------------------------------------------
                                                                                                                Growth
                                                                                         Small                    and
                                                          International                   Cap        Equity      Income
                                                             Equity          Balanced    Equity      Income      Equity
                                                         ---------------   -----------  ---------  ---------   ----------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                  $            307              23         (10)        11         (30)
      Net realized gain (loss)                                   328              40          11         80         167
      Change in unrealized
        appreciation during
        the year                                               7,969             173          39         49         548
                                                         ---------------   -----------  ---------  ---------   ---------

             Net increase (decrease)
               in net assets from
               operations                                      8,604             236          40        140         685
                                                         ---------------   -----------  ---------  ---------   ---------

Contract transactions:
    Cova payments                                                 --              --          --         --          --
    Cova transfers                                                --              --          --         --          --
    Payments received from contract
      owners                                                   8,143           1,408         442      1,820       3,014
    Transfers between sub-accounts
      (including fixed account), net                          18,076           1,373         588        988       2,913
    Transfers for contract benefits
      and terminations                                        (2,949)            (46)        (15)       (42)        (98)
                                                         ---------------   -----------  ---------  ---------   ---------

             Net increase (decrease) in
               net assets from
               contract transactions                          23,270           2,735       1,015      2,766       5,829
                                                         ---------------   -----------  ---------  ---------------------

             Net increase (decrease)
               in net assets                                  31,874           2,971       1,055      2,906       6,514

Net assets at beginning of period                             62,371             401         272        557       1,309
                                                         ---------------   -----------  ---------  ---------   ---------

Net assets at end of period                         $         94,245           3,372       1,327      3,463       7,823
                                                         ===============   ===========  =========  =========   =========

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets

Year ended December 31, 1998

(In thousands of dollars)


                                                   Lord Abbett
                                                  ----------------
                                                                       GACC                          Russell
                                                       Growth        ----------   -------------------------------------------------
                                                        and            Money      Multi-Style   Aggressive                  Core
                                                      Income           Market       Equity        Equity      Non-US        Bond
                                                  ----------------   ----------   -----------   ----------   ---------   ----------
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)              $        1,761          (161)        (129)         (31)           (54)         178
      Realized gain (loss)                              33,820           436           40          (18)             5            7
      Change in unrealized
        appreciation during
        the year                                        26,592           185        3,199           75            412          268
                                                  ----------------   ----------   -----------   ----------   ---------   ----------

             Net increase (decrease)
               in net assets from
               operations                               62,173           460        3,110           26            363          453
                                                  ----------------   ----------   -----------   ----------   ---------   ----------

Contract transactions:
    Cova payments                                           --            --           --           --             --           --
    Cova transfers                                          --            --           --           --             --           --
    Payments received from contract
      owners                                            55,721        35,352       21,870        4,296          8,107       13,098
    Transfers between sub-accounts
      (including fixed account), net                   102,796       (19,753)       4,748        1,041          1,920        3,732
    Transfers for contract benefits
      and terminations                                 (38,987)       (2,913)        (169)         (20)           (74)        (233)
                                                  ----------------   ----------   -----------   ----------   ---------   ----------

             Net increase (decrease) in
               net assets from
               contract transactions                   119,530        12,686       26,449        5,317          9,953       16,597
                                                  ----------------   ----------   -----------   ----------   ---------   ----------

             Net increase (decrease)
               in net assets                           181,703        13,146       29,559        5,343         10,316       17,050

Net assets at beginning of period                      487,500         3,318           --           --             --           --
                                                  ----------------   ----------   -----------   ----------   ---------   ----------

Net assets at end of period                     $      669,203        16,464       29,559        5,343         10,316       17,050
                                                  ================   ==========   ===========   ==========   =========   ==========

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets

Year ended December 31, 1998

(In thousands of dollars)


                                                             AIM                                                   Alliance
                                                  -------------------------------------------------   ------------------------------
                                                                   Capital          International        Premier       Real Estate
                                                   Value        Appreciation           Equity            Growth        Investment
                                                  ----------   ----------------    ----------------   --------------  --------------
Increase (decrease) in net assets from
  operations:
      Net investment income (loss)              $      (8)              (11)                  (1)            (45)              1
      Realized gain (loss)                            250                50                   (3)             (4)              3
      Change in unrealized
        appreciation during
        the year                                      668               164                   81           1,522            (170)
                                                  ----------   ----------------    ----------------   --------------  --------------

             Net increase (decrease)
               in net assets from
               operations                             910               203                   77           1,473            (166)
                                                  ----------   ----------------    ----------------   --------------  --------------

Contract transactions:
    Cova payments                                      --                --                   --              --              --
    Cova transfers                                     --                --                   --              --              --
    Payments received from contract
      owners                                        4,061             1,431                1,648           6,485           1,193
    Transfers between sub-accounts
      (including fixed account), net                2,030               609                  609           1,828             514
    Transfers for contract benefits
      and terminations                               (185)              (83)                  (9)            (38)            (12)
                                                  ----------   ----------------    ----------------   --------------  --------------

             Net increase (decrease) in
               net assets from
               contract transactions                5,906             1,957                2,248           8,275           1,695
                                                  ----------      -------------    ----------------   --------------  --------------

             Net increase (decrease)
               in net assets                        6,816             2,160                2,325           9,748           1,529

Net assets at beginning of period                      --                --                   --              --              --
                                                  ----------   ----------------    ----------------   --------------  --------------

Net assets at end of period                     $   6,816             2,160                2,325           9,748           1,529
                                                  ==========   ================    ================   ==============  ==============

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets

Year ended December 31, 1998

(In thousands of dollars)


                                                                                  Goldman Sachs
                                                                     -----------------------------------------
                                                       Liberty          Growth
                                                    ---------------
                                                       Newport           and       International      Global
                                                        Tiger            Income       Equity          Income
                                                    ---------------  -----------------------------  ----------
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)              $             4             12             (7)            6
      Realized gain (loss)                                  (30)           (12)            10             3
      Change in unrealized
        appreciation during
        the year                                             54           (207)            56            (1)
                                                    ---------------  -----------  ----------------  ----------

             Net increase (decrease)
               in net assets from
               operations                                    28           (207)            59             8
                                                    ---------------  -----------  ----------------  ----------

Contract transactions:
    Cova payments                                            --             --             --            --
    Cova transfers                                           --             --             --            --
    Payments received from contract
      owners                                                159          3,067            979           125
    Transfers between sub-accounts
      (including fixed account), net                        108          1,826            255            84
    Transfers for contract benefits
      and terminations                                       --            (52)            (6)          (14)
                                                    ---------------  -----------  ----------------  ----------

             Net increase (decrease) in
               net assets from
               contract transactions                        267          4,841          1,228           195
                                                    ---------------  -----------  ----------------  ----------

             Net increase (decrease)
               in net assets                                295          4,634          1,287           203

Net assets at beginning of period                            --             --             --            --
                                                    ---------------  -----------  ----------------  ----------

Net assets at end of period                     $           295          4,634          1,287           203
                                                    ===============  ===========  ================  ==========

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets

Year ended December 31, 1998

(In thousands of dollars)




                                                                                                                      MFS
                                                                                                             -----------------------
                                                                              Kemper
                                                    --------------  ---------------------------------------
                                                    Dreman High     Small Cap       Small Cap   Government
                                                    Return Equity    Growth           Value     Securities     Bond     Research
                                                    --------------  ------------  ------------  -----------  ---------  ------------
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                $           --          (5)             (13)         --          --          (28)
      Realized gain (loss)                                    --          (3)               8          --          --           16
      Change in unrealized
        appreciation during
        the year                                               1         107             (155)          9           1          481
                                                    --------------  ------------  ------------  -----------  ---------  ------------

             Net increase (decrease)
               in net assets from
               operations                                      1          99             (160)          9           1          469
                                                    --------------  ------------  ------------  -----------  ---------  ------------

Contract transactions:
    Cova payments                                             --          --               --          --          --           --
    Cova transfers                                            --          --               --          --          --           --
    Payments received from contract
      owners                                                  --         630            1,656         503           3        3,760
    Transfers between sub-accounts
      (including fixed account), net                          96         162              670         120         170        1,530
    Transfers for contract benefits
      and terminations                                        --           2              (21)         (2)         --         (101)
                                                    --------------  ------------  ------------  -----------  ---------  ------------

             Net increase (decrease) in
               net assets from
               contract transactions                          96         794            2,305         621         173        5,189
                                                    --------------  ------------  ------------  -----------  ---------  ------------

             Net increase (decrease)
               in net assets                                  97         893            2,145         630         174        5,658

Net assets at beginning of period                             --          --               --          --          --           --
                                                    --------------  ------------  ------------  -----------  ---------  ------------

Net assets at end of period                       $           97         893            2,145         630         174        5,658
                                                    ==============  ============  ============  ===========  =========  ============

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets

Year ended December 31, 1998

(In thousands of dollars)




                                                                                     MFS
                                                    -------------------------------------------------------------------------
                                                                                   F&C
                                                        Growth                  Emerging
                                                       with         Emerging     Markets         High            World
                                                        Income      Growth       Equity         Income        Governments
                                                      -----------------------  ------------   ------------  -----------------
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                $       (38)         (37)            3              5               --
      Realized gain (loss)                                 --           (2)          (97)             3               --
      Change in unrealized
        appreciation during
        the year                                          574          985           (94)           (34)               1
                                                      --------   ------------  ------------   ------------  -----------------

             Net increase (decrease)
               in net assets from
               operations                                 536          946          (188)           (26)               1
                                                      --------   ------------  ------------   ------------  -----------------

Contract transactions:
    Cova payments                                          --           --            --             --               --
    Cova transfers                                         --           --            --             --               --
    Payments received from contract
      owners                                            4,624        5,018           421          1,634                4
    Transfers between sub-accounts
      (including fixed account), net                    1,901        1,216           252            570               17
    Transfers for contract benefits
      and terminations                                    (45)         (38)           (4)           (20)              --
                                                      --------   ------------  ------------   ------------  -----------------

             Net increase (decrease) in
               net assets from
               contract transactions                    6,480        6,196           669          2,184               21
                                                      --------   ------------  ------------   ------------  -----------------

             Net increase (decrease)
               in net assets                            7,016        7,142           481          2,158               22

Net assets at beginning of period                          --           --            --             --               --
                                                      --------   ------------  ------------   ------------  -----------------

Net assets at end of period                       $     7,016        7,142           481          2,158               22
                                                      ========   ============  ============   ============  =================

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets

Year ended December 31, 1998

(In thousands of dollars)


                                                                                    OPPENHEIMER
                                                        --------------------------------------------------------------------
                                                                         GROWTH
                                                                           AND           HIGH                   STRATEGIC
                                                           GROWTH        INCOME         INCOME        BOND         BOND
                                                        -------------  ------------   ------------  ---------  -------------
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                $             (6)           (19)           (1)         (19)          (3)
      Realized gain (loss)                                       7              2             3            5            2
      Change in unrealized
        appreciation during
        the year                                               134            (28)          (15)          95            3
                                                        -------------  ------------   ------------  ---------  -------------

             Net increase (decrease)
               in net assets from
               operations                                      135            (45)          (13)          81            2
                                                        -------------  ------------   ------------  ---------  -------------

Contract transactions:
    Cova payments                                               --             --            --           --           --
    Cova transfers                                              --             --            --           --           --
    Payments received from contract
      owners                                                   838          2,140           517        3,298          725
    Transfers between sub-accounts
      (including fixed account), net                           220            859           281          889          371
    Transfers for contract benefits
      and terminations                                          (4)           (13)           (8)         (34)          (3)
                                                        -------------  ------------   ------------  ---------  -------------

             Net increase (decrease) in
               net assets from
               contract transactions                         1,054          2,986           790        4,153        1,093
                                                        -------------  ------------   ------------  ---------  -------------

             Net increase (decrease)
               in net assets                                 1,189          2,941           777        4,234        1,095

Net assets at beginning of period                               --             --            --           --           --
                                                        -------------  ------------   ------------  ---------  -------------

Net assets at end of period                       $          1,189          2,941           777        4,234        1,095
                                                        =============  ============   ============  =========  =============

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets

Year ended December 31, 1998

(In thousands of dollars)




                                                                                          Putnam
                                                     ---------------------------------------------------------------------------

                                                        Growth                                                    International
                                                         and             New                    International          New
                                                        Income          Value      Vista            Growth        Opportunities
                                                     -------------   ------------  ----------  ---------------  ------------------
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                 $         (46)            2          (9)             (17)             (4)
      Net realized gain (loss)                               192             2          (1)             (39)             24
      Change in unrealized
        appreciation during
        the year                                             660             6         173              353              40
                                                     -------------   ------------  ----------  ---------------  ------------------

             Net increase (decrease)
               in net assets from
               operations                                    806            10         163              297              60
                                                     -------------   ------------  ----------  ---------------  ------------------

Contract transactions:
    Cova payments                                             --            --          --               --              --
    Cova transfers                                            --            --          --               --              --
    Payments received from contract
      owners                                               8,705           173       1,241            4,444             423
    Transfers between sub-accounts
      (including fixed account), net                       3,257           259         385            1,511             127
    Transfers for contract benefits
      and terminations                                       (69)           (1)         (4)             (46)             (8)
                                                     -------------   ------------  ----------  ---------------  ------------------

             Net increase (decrease) in
               net assets from
               contract transactions                      11,893           431       1,622            5,909             542
                                                     -------------   ------------  ----------  ---------------  ------------------

             Net increase (decrease)
               in net assets                              12,699           441       1,785            6,206             602

Net assets at beginning of period                             --            --          --               --              --
                                                     -------------   ------------  ----------  ---------------  ------------------

Net assets at end of period                        $      12,699           441       1,785            6,206             602
                                                     =============   ============  ==========  ===============  ==================

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets

Year ended December 31, 1998

(In thousands of dollars)


                                                                             Templeton                              Fidelity
                                                              --------------------------------------------  ----------------------
                                                                                               Mutual
                                                                               Developing      Shares
                                                              International    Markets       Investments     Growth     Contrafund
                                                              -------------  -------------  --------------  --------  -------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          (6)           (3)            (5)          --           (2)
      Net realized gain (loss)                                          8            (4)            --           (3)          (2)
      Change in unrealized
        appreciation during
        the year                                                       48            44             32           12           48
                                                              -------------  -------------  --------------  --------  -------------

             Net increase (decrease)
               in net assets from
               operations                                              50            37             27            9           44
                                                              -------------  -------------  --------------  --------  -------------

Contract transactions:
    Cova payments                                                      --            --             --           --           --
    Cova transfers                                                     --            --             --           --           --
    Payments received from contract
      owners                                                        1,261           509            584           86          330
    Transfers between sub-accounts
      (including fixed account), net                                  201           139            415           (5)          24
    Transfers for contract benefits
      and terminations                                                 (5)           (6)            (5)          (2)           2
                                                              -------------  -------------  --------------  --------  -------------

             Net increase (decrease) in
               net assets from
               contract transactions                                1,457           642            994           79          356
                                                              -------------  -------------  --------------  --------  -------------

             Net increase (decrease)
               in net assets                                        1,507           679          1,021           88          400

Net assets at beginning of period                                      --            --             --           --           --
                                                              -------------  -------------  --------------  --------  -------------

Net assets at end of period                                 $       1,507           679          1,021           88          400
                                                              =============  =============  ==============  ========  =============

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets

Year ended December 31, 1998

(In thousands of dollars)


                                                                              Fidelity
                                                              ----------------------------------------------
                                                                  Growth          Growth &       Equity-
                                                               Opportunities       Income         Income         Total
                                                              ----------------   ------------  -------------  -------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                          $          --               (5)            (1)           1,864
      Net realized gain (loss)                                         (2)              (5)            (3)          76,767
      Change in unrealized
        appreciation during
        the year                                                       13               94             17           78,917
                                                              ----------------   ------------  -------------  -------------

             Net increase (decrease)
               in net assets from
               operations                                              11               84             13          157,548
                                                              ----------------   ------------  -------------  -------------

Contract transactions:
    Cova payments                                                      --               --             --               --
    Cova transfers                                                     --               --             --             (321)
    Payments received from contract
      owners                                                          114              435            195          316,347
    Transfers between sub-accounts
      (including fixed account), net                                  (13)             333             51          288,031
    Transfers for contract benefits
      and terminations                                                 --               --             (3)         (99,409)
                                                              ----------------   ------------  -------------  -------------

             Net increase (decrease) in
               net assets from
               contract transactions                                  101              768            243          504,648
                                                              ----------------   ------------  -------------  -------------

             Net increase (decrease)
               in net assets                                          112              852            256          662,196

Net assets at beginning of period                                      --               --             --        1,038,346
                                                              ----------------   ------------  -------------  -------------

Net assets at end of period                                 $         112              852            256        1,700,542
                                                              ================   ============  =============  =============

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets

Year ended December 31, 1997

(In thousands of dollars)


                                                                                    Trust
                                              -------------------------------------------------------------------------------------
                                                                                                  VKAC
                                                                                                 Growth
                                               Quality     Money         High       Stock         and       Bond        Developing
                                               Income      Market       Yield       Index        Income     Debenture    Growth
                                              ---------- -----------  ----------- -----------  -----------  ----------  -----------
Increase (decrease) in net assets from
   operations:
      Net investment income
         (loss)                             $     2,586       1,851        2,603         (73)         (22)    1,266          (2)
      Net realized gain (loss)                      503          --          835      15,992        1,404        35          --
      Change in unrealized
         appreciation during
         the year                                   367          --          351       4,729        6,685     1,687           7
                                              ---------- -----------  ----------- -----------  -----------  ----------  -----------

             Net increase (decrease)
                in net assets
                from operations                   3,456       1,851        3,789      20,648        8,067     2,988           5
                                              ---------- -----------  ----------- -----------  -----------  ----------  -----------

Contract transactions:
    Cova payments                                    --          --           --          --           --        --         100
    Cova transfers                                   --          --           --          --           --        --          --
    Payments received from
      contract owners                               504      45,236          795       2,638        2,541     8,751         503
    Transfers between sub-
      accounts (including fixed
      account), net                               3,092     (48,066)     (11,222)     (9,170)       5,116    32,608         959
    Transfers for contract
      benefits and terminations                  (9,775)     (8,119)      (2,972)    (14,588)      (1,993)     (978)         (2)
                                              ---------- -----------  ----------- -----------  -----------  ----------  -----------

             Net increase
                (decrease) in net
                assets from contract
                transactions                     (6,179)    (10,949)     (13,399)    (21,120)       5,664    40,381       1,560
                                              ---------- -----------  ----------- -----------  -----------  ----------  -----------

             Net increase
                (decrease) in net
                assets                           (2,723)     (9,098)      (9,610)       (472)      13,731    43,369       1,565

Net assets at beginning of period                51,826      30,708       42,871      89,109       32,416     7,451          --
                                              ---------- -----------  ----------- -----------  -----------  ----------  -----------

Net assets at end of period                 $    49,103      21,610       33,261      88,637       46,147    50,820       1,565
                                              ========== ===========  =========== ===========  ===========  ==========  ===========

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets

Year ended December 31, 1997

(In thousands of dollars)


                                                                               TRUST
                                            --------------------------------------------------------------------------------------
                                                                                Small       Large
                                            Large Cap    Mid-Cap   Quality       Cap         Cap        Select      International
                                            Research     Value       Bond       Stock       Stock       Equity         Equity
                                            ---------- ---------  ----------  ---------  -----------  ----------   ---------------
Increase (decrease) in net assets from
   operations:
      Net investment income
         (loss)                           $      1         --         439       (260)         (59)       (342)           (18)
      Net realized gain (loss)                  --         --         116        135        2,865         331             51
      Change in unrealized
         appreciation during
         the year                                6         40         156      5,990        1,324      12,310            513
                                            ---------  ---------  ----------  ---------  -----------  ----------   ---------------

             Net increase (decrease)
                in net assets
                from operations                  7         40         711      5,865        4,130      12,299            546
                                            ---------  ---------  ----------  ---------  -----------  ----------   ---------------

Contract transactions:
    Cova payments                              100        100          --         --           --          --             --
    Cova transfers                              --         --      (2,144)        --      (15,455)         --             --
    Payments received from
      contract owners                          359        463       2,671      9,550        7,691      19,507         11,213
    Transfers between sub-
      accounts (including fixed
      account), net                            769      1,460      10,203     24,982       10,293      44,654         37,503
    Transfers for contract
      benefits and terminations                 (2)       (28)       (731)    (1,221)        (421)     (1,556)        (1,224)
                                            ---------  ---------  ----------  ---------  -----------  ----------   ---------------

             Net increase
                (decrease) in net
                assets from contract
                transactions                 1,226      1,995       9,999     33,311        2,108      62,605         47,492
                                            ---------  ---------  ----------  ---------  -----------  ----------   ---------------

             Net increase
                (decrease) in net
                assets                       1,233      2,035      10,710     39,176        6,238      74,904         48,038

Net assets at beginning of period               --         --       5,276     13,993       15,751      22,159         14,333
                                            ---------  ---------  ----------  ---------  -----------  ----------   ---------------

Net assets at end of period               $  1,233      2,035      15,986     53,169       21,989      97,063         62,371
                                            =========  =========  ==========  =========  ===========  ==========   ===============

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Net Assets

Year ended December 31, 1997

(In thousands of dollars)




                                                            Trust
                                         ---------------------------------------------
                                                                             Growth          Lord Abbett
                                                                                        ---------------------
                                                     Small                    and                               GACC
                                                                                        Growth               ----------
                                                      Cap        Equity      Income       and       Global      Money
                                         Balanced   Equity       Income      Equity     Income      Equity      Market       Total
                                         --------------------   ---------  -----------  ---------  -------   -----------------------
Increase (decrease) in net assets
   from operations:
      Net investment income
         (loss)                        $     4            (1)          2           (1)     2,366       (9)       (24)        10,307
      Net realized gain (loss)               4             2           7           11     31,083      (36)        55         53,393
      Change in unrealized
         appreciation during
         the year                           --            (5)         21           18     41,372       (1)        40         75,610
                                         --------  ----------   ---------  -----------  ---------  -------   --------  -------------

             Net increase (decrease)
                in net assets
                from operations              8            (4)         30           28     74,821      (46)        71        139,310
                                         --------  ----------   ---------  -----------  ---------  -------   --------  -------------

Contract transactions:
    Cova payments                            1             1           1            1         --       --         --            304
    Cova transfers                          (1)           (1)         (1)          (1)        --       --         --        (17,603)
    Payments received from
      contract owners                      184           116         219          679     47,264        5      5,197        166,086
    Transfers between sub-
      accounts (including fixed
      account), net                        235           160         309          646     94,311   (2,228)    (1,996)       194,618
    Transfers for contract
      benefits and terminations            (26)           --          (1)         (44)   (23,254)    (114)      (312)       (67,361)
                                         --------  ----------   ---------  -----------  ---------  -------   --------  -------------

             Net increase
                (decrease) in net
                assets from contract
                transactions               393           276         527        1,281    118,321   (2,337)     2,889        276,044
                                         --------  ----------   ---------  -----------  ---------  -------   --------  -------------

             Net increase
                (decrease) in net
                assets                     401           272         557        1,309    193,142   (2,383)     2,960        415,354

Net assets at beginning of period           --            --          --           --    294,358    2,383        358        622,992
                                         --------  ----------   ---------  -----------  ---------  -------   --------  -------------

Net assets at end of period            $   401           272         557        1,309    487,500       --      3,318      1,038,346
                                         ========  ==========   =========  ===========  =========  =======   ========  =============

See accompanying notes to financial statements.


                        COVA VARIABLE ANNUITY ACCOUNT ONE

                          Notes to Financial Statements

                           December 31, 1998 and 1997


  (1)   ORGANIZATION

        Cova Variable Annuity Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Cova Financial Services Life Insurance Company (Cova) and exists in accordance with the regulations of the Missouri Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by Cova.

        The Separate Account is divided into sub-accounts with the assets of each sub-account invested in the corresponding portfolios of the following investment companies:

        Cova Series Trust (Trust)                                                    18 portfolios
        Lord Abbett Series Fund, Inc. (Lord Abbett)                                  1 portfolio
        General American Capital Company (GACC)                                      1 portfolio
        Russell Insurance Funds (Russell)                                            4 portfolios
        AIM Variable Insurance Funds, Inc. (AIM)                                     3 portfolios
        Alliance Variable Products Series Fund, Inc. (Alliance)                      2 portfolios
        Liberty Variable Investment Trust (Liberty)                                  1 portfolio
        Goldman Sachs Variable Insurance Trust (Goldman Sachs)                       3 portfolios
        Investors Fund Series (Kemper)                                               4 portfolios
        MFS Variable Insurance Trust (MFS)                                           7 portfolios
        Oppenheimer Variable Account Funds (Oppenheimer)                             5 portfolios
        Putnam Variable Trust (Putnam)                                               5 portfolios
        Templeton Variable Products Series Fund (Templeton)                          3 portfolios
        Variable Insurance Products Fund, Fund II, and Fund III (Fidelity)           5 portfolios

        Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of 1940 as amended. Not all sub-accounts are available for investment depending upon the terms of the variable annuity contracts offered for sale by Cova.

  (2)   SIGNIFICANT ACCOUNTING POLICIES

        (A)   INVESTMENT VALUATION

              Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

        (B)   REINVESTMENT OF DISTRIBUTIONS

              With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

               GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a capital gain in the Separate Account.

        (C)   FEDERAL INCOME TAXES

              The operations of the Separate Account are included in the federal income tax return of Cova, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, Cova believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

        (D)   ANNUITY RESERVES

              Annuity reserves are computed for contracts in the payout stage according to the 1983a Mortality Table. The assumed investment return is 3%. The mortality risk is borne by Cova and may result in additional transfers to the Separate Account. Conversely, if reserves exceed amounts required, transfers may be made from the Separate Account to Cova. The charges were not material in 1998.

  (3)   SEPARATE ACCOUNT EXPENSES

        Cova deducts a daily charge from the net assets of the Separate Account equivalent to an annual rate of 1.25% for the assumption of mortality and expense risks and 0.15% for administrative expenses. The mortality risks assumed by Cova arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal fee in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the variable annuity contracts and the Separate Account.

  (4)   CONTRACT FEES

        There are no deductions made from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, a withdrawal fee may be assessed and deducted from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within five years after receipt and is equal to 5% of the purchase payment withdrawn. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. In 1998, surrender fees of $436 thousand were deducted from the contract values in the Separate Account.

        An annual contract maintenance fee of $30 is imposed on all variable annuity contracts with contract values less than $50,000 on their policy anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the sub-accounts and the fixed rate account to which the contract value is allocated.

        Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the contract among the available sub-accounts of the Separate Account and the fixed rate account offered by Cova. If more than 12 transfers have been made in the contract year, a transfer fee of $25 per transfer or, if less, 2% of amount transferred, may be deducted from the contract account value. Transfers made in the Dollar Cost Averaging program are not subject to the transfer fee.

        In 1998, contract maintenance and transfer fees of $478 thousand were deducted from the contract values in the Separate Account.

        Cova currently advances any premium taxes due at the time purchase payments are made and then deducts premium taxes from the contract value at the time annuity payments begin. Cova reserves the right to deduct premium taxes when incurred.

  (5)   SUBSEQUENT EVENT

        On January 8, 1999, the five sub-accounts investing in the Trust portfolios managed by Van Kampen American Capital Advisory Corp. (VKAC)
        - Quality Income, Money Market, High Yield, Stock Index, and VKAC Growth and Income portfolios - ceased operations and their assets were transferred to one new and four existing sub-accounts in accordance with the substitution order issued by the Securities and Exchange Commission.

        On January 8, 1999, the Lord Abbett Growth and Income sub-account ceased operations and its assets were transferred to the Trust Lord Abbett Growth and Income sub-account which commenced operations on January 8, 1999. The Trust Lord Abbett Growth and Income sub-account invests in the Trust Lord Abbett Growth and Income Portfolio which commenced operations on January 8, 1999. The Trust Lord Abbett Growth and Income Portfolio is managed by Lord Abbett who also manages the Lord Abbett Growth and Income Portfolio.

COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements

December 31, 1998 and 1997


(6)    UNIT FAIR VALUES

       A summary of accumulation unit values, net assets, total return and expense ratios for each sub-account follows:


                                                COMMENCED                                  ACCUMULATION UNIT VALUE
                                                                -----------------------------------------------------------------
                                                operations       1998         1997          1996         1995            1994
                                             --------------  ------------  -----------   -----------  -----------  --------------
       Trust Quality Income*                     12/11/89    $ 17.539854    16.716329     15.540273    15.331971       13.170448
       Trust Money Market*                       06/28/91      12.882171    12.375226     11.879722    11.425133       10.896621
       Trust High Yield*                         12/11/89      23.857965    23.571992     21.422784    19.522535       16.977032
       Trust Stock Index*                        10/31/91      31.522392    24.963514     19.036956    15.773906       11.679303
       Trust VKAC Growth and Income*             05/02/92      24.396666    20.978325     17.008151    14.608904       11.195845
       Trust Bond Debenture                      05/01/96      13.496500    12.881792     11.294930           --              --
       Trust Developing Growth                   08/20/97      11.067854    10.527554            --           --              --
       Trust Large Cap Research                  08/20/97      11.825550     9.899560            --           --              --
       Trust Mid-Cap Value                       08/20/97      10.437949    10.467957            --           --              --
       Trust Quality Bond                        05/01/96      11.914489    11.155126     10.368764           --              --
       Trust Small Cap Stock                     05/01/96      12.582860    13.491466     11.308419           --              --
       Trust Large Cap Stock                     05/01/96      19.428499    14.889462     11.334979           --              --
       Trust Select Equity                       05/01/96      16.987204    14.053502     10.838053           --              --
       Trust International Equity                05/01/96      12.889315    11.462435     10.967004           --              --
       Trust Balanced                            07/01/97      11.767845    10.531920            --           --              --
       Trust Small Cap Equity                    07/01/97      10.238676    10.418047            --           --              --
       Trust Equity Income                       07/01/97      12.068849    11.194166            --           --              --
       Trust Growth and Income Equity            07/01/97      12.188331    10.756082            --           --              --
       Lord Abbett Growth and Income*            12/11/89      34.325425    30.837057     25.089525    21.306277       16.642028
       GACC Money Market                         06/03/96      11.109943    10.667011     10.233546           --              --
       Russell Multi-Style Equity                12/31/97      12.694810    10.000000            --           --              --
       Russell Aggressive Equity                 12/31/97       9.963254    10.000000            --           --              --
       Russell Non-US                            12/31/97      11.142092    10.000000            --           --              --
       Russell Core Bond                         12/31/97      10.591175    10.000000            --           --              --
       AIM Value                                 12/31/97      13.060203    10.000000            --           --              --
       AIM Capital Appreciation                  12/31/97      11.770729    10.000000            --           --              --
       AIM International Equity                  12/31/97      11.391449    10.000000            --           --              --
       Alliance Premier Growth                   12/31/97      14.595485    10.000000            --           --              --
       Alliance Real Estate Investment           12/31/97       7.988435    10.000000            --           --              --
       Liberty Newport Tiger                     12/31/97       9.228765    10.000000            --           --              --
       Goldman Sachs Growth and Income           01/29/98       9.908613           --            --           --              --
       Goldman Sachs International Equity        01/29/98      11.402925           --            --           --              --
       Goldman Sachs Global Income               01/29/98      10.781765           --            --           --              --
       Kemper Dreman High Return Equity          05/15/98      10.487302           --            --           --              --
       Kemper Small Cap Growth                   12/31/97      11.676086    10.000000            --           --              --
       Kemper Small Cap Value                    12/31/97       8.753222    10.000000            --           --              --
       Kemper Government Securities              12/31/97      10.556498    10.000000            --           --              --
       MFS Bond                                  05/15/98      10.491811           --            --           --              --
       MFS Research                              12/31/97      12.172796    10.000000            --           --              --
       MFS Growth with Income                    12/31/97      12.066568    10.000000            --           --              --
       MFS Emerging Growth                       12/31/97      13.233235    10.000000            --           --              --
       MFS / F&C Emerging Markets Equity         12/31/97       6.571830    10.000000            --           --              --
       MFS High Income                           12/31/97       9.845193    10.000000            --           --              --
       MFS World Governments                     12/31/97      10.669943    10.000000            --           --              --
       Oppenheimer Growth                        12/31/97      12.232731    10.000000            --           --              --
       Oppenheimer Growth & Income               12/31/97      10.326519    10.000000            --           --              --
       Oppenheimer High Income                   12/31/97       9.893828    10.000000            --           --              --
       Oppenheimer Bond                          12/31/97      10.533011    10.000000            --           --              --
       Oppenheimer Strategic Bond                12/31/97      10.151332    10.000000            --           --              --
       Putnam Growth and Income                  12/31/97      11.382650    10.000000            --           --              --
       Putnam New Value                          12/31/97      10.483517    10.000000            --           --              --
       Putnam Vista                              12/31/97      11.785702    10.000000            --           --              --
       Putnam International Growth               12/31/97      11.707003    10.000000            --           --              --
       Putnam International New Opportunities    12/31/97      11.402252    10.000000            --           --              --
       Templeton International                   05/01/98       9.144522           --            --           --              --
       Templeton Developing Markets              05/01/98       7.552448           --            --           --              --
       Templeton Mutual Shares Investments       05/01/98       9.630622           --            --           --              --
       Fidelity VIP Growth                       02/17/98      13.077878           --            --           --              --
       Fidelity VIP II Contrafund                02/17/98      12.357373           --            --           --              --
       Fidelity VIP III Growth Opportunities     02/17/98      11.742360           --            --           --              --
       Fidelity VIP III Growth & Income          02/17/98      12.202502           --            --           --              --
       Fidelity VIP Equity-Income                02/17/98      10.626607           --            --           --              --
                                                             ============  ===========   ===========  ===========  ==============

     * Sub-account ceased operations on January 8, 1999.
    ** Total returns for sub-accounts that commenced operations during the year are not annualized. Expense ratios for sub-accounts that commenced operations during the year are annualized.

COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements

December 31, 1998 and 1997


(6)    UNIT FAIR VALUES

       A summary of accumulation unit values, net assets, total return and expense ratios for each sub-account follows:


                                                                             NET ASSETS (IN 000'S)
                                                          -------------------------------------------------------------
                                                             1998         1997        1996         1995        1994
                                                          -----------  ----------- -----------  ----------- -----------
       Trust Quality Income*                           $      39,090       49,103      51,826       41,253      33,933
       Trust Money Market*                                     7,891       21,610      30,708       34,128      75,878
       Trust High Yield*                                      28,800       33,261      42,871       36,512      19,653
       Trust Stock Index*                                     97,587       88,637      89,109       85,762      36,807
       Trust VKAC Growth and Income*                          51,311       46,147      32,416       19,617      10,941
       Trust Bond Debenture                                  110,471       50,820       7,451           --          --
       Trust Developing Growth                                14,855        1,565          --           --          --
       Trust Large Cap Research                               12,968        1,233          --           --          --
       Trust Mid-Cap Value                                    17,145        2,035          --           --          --
       Trust Quality Bond                                     39,638       15,986       5,276           --          --
       Trust Small Cap Stock                                  69,645       53,169      13,993           --          --
       Trust Large Cap Stock                                  81,369       21,989      15,751           --          --
       Trust Select Equity                                   179,310       97,063      22,159           --          --
       Trust International Equity                             94,245       62,371      14,333           --          --
       Trust Balanced                                          3,372          401          --           --          --
       Trust Small Cap Equity                                  1,327          272          --           --          --
       Trust Equity Income                                     3,463          557          --           --          --
       Trust Growth and Income Equity                          7,823        1,309          --           --          --
       Lord Abbett Growth and Income*                        669,203      487,500     294,358      190,630     114,416
       GACC Money Market                                      16,464        3,318         358           --          --
       Russell Multi-Style Equity                             29,559           --          --           --          --
       Russell Aggressive Equity                               5,343           --          --           --          --
       Russell Non-US                                         10,316           --          --           --          --
       Russell Core Bond                                      17,050           --          --           --          --
       AIM Value                                               6,816           --          --           --          --
       AIM Capital Appreciation                                2,160           --          --           --          --
       AIM International Equity                                2,325           --          --           --          --
       Alliance Premier Growth                                 9,748           --          --           --          --
       Alliance Real Estate Investment                         1,529           --          --           --          --
       Liberty Newport Tiger                                     295           --          --           --          --
       Goldman Sachs Growth and Income                         4,634           --          --           --          --
       Goldman Sachs International Equity                      1,287           --          --           --          --
       Goldman Sachs Global Income                               203           --          --           --          --
       Kemper Dreman High Return Equity                           97           --          --           --          --
       Kemper Small Cap Growth                                   893           --          --           --          --
       Kemper Small Cap Value                                  2,145           --          --           --          --
       Kemper Government Securities                              630           --          --           --          --
       MFS Bond                                                  174           --          --           --          --
       MFS Research                                            5,658           --          --           --          --
       MFS Growth with Income                                  7,016           --          --           --          --
       MFS Emerging Growth                                     7,142           --          --           --          --
       MFS / F&C Emerging Markets Equity                         481           --          --           --          --
       MFS High Income                                         2,158           --          --           --          --
       MFS World Governments                                      22           --          --           --          --
       Oppenheimer Growth                                      1,189           --          --           --          --
       Oppenheimer Growth & Income                             2,941           --          --           --          --
       Oppenheimer High Income                                   777           --          --           --          --
       Oppenheimer Bond                                        4,234           --          --           --          --
       Oppenheimer Strategic Bond                              1,095           --          --           --          --
       Putnam Growth and Income                               12,699           --          --           --          --
       Putnam New Value                                          441           --          --           --          --
       Putnam Vista                                            1,785           --          --           --          --
       Putnam International Growth                             6,206           --          --           --          --
       Putnam International New Opportunities                    602           --          --           --          --
       Templeton International                                 1,507           --          --           --          --
       Templeton Developing Markets                              679           --          --           --          --
       Templeton Mutual Shares Investments                     1,021           --          --           --          --
       Fidelity VIP Growth                                        88           --          --           --          --
       Fidelity VIP II Contrafund                                400           --          --           --          --
       Fidelity VIP III Growth Opportunities                     112           --          --           --          --
       Fidelity VIP III Growth & Income                          852           --          --           --          --
       Fidelity VIP Equity-Income                                256           --          --           --          --
                                                          ===========  =========== ===========  =========== ===========

     * Sub-account ceased operations on January 8, 1999.
    ** Total returns for sub-accounts that commenced operations during the year are not annualized. Expense ratios for sub-accounts that commenced operations during the year are annualized.

COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements

December 31, 1998 and 1997




(6)    UNIT FAIR VALUES

       A summary of accumulation unit values, net assets, total return and expense ratios for each sub-account follows:


                                                                                  TOTAL RETURN**
                                                              --------------------------------------------------------
                                                                1998          1997       1996       1995       1994
                                                              ---------     ---------- ---------- ---------- ---------
       Trust Quality Income*                                      4.93 %         7.57       1.36      16.41     (5.70)
       Trust Money Market*                                        4.10           4.17       3.98       4.85      2.70
       Trust High Yield*                                          1.21          10.03       9.73      14.99     (5.79)
       Trust Stock Index*                                        26.27          31.13      20.69      35.06     (1.58)
       Trust VKAC Growth and Income*                             16.30          23.34      16.42      30.49     (6.07)
       Trust Bond Debenture                                       4.77          14.05      11.86         --        --
       Trust Developing Growth                                    5.13           5.28         --         --        --
       Trust Large Cap Research                                  19.46          (1.00)        --         --        --
       Trust Mid-Cap Value                                       (0.29)          4.68         --         --        --
       Trust Quality Bond                                         6.81           7.58       4.76         --        --
       Trust Small Cap Stock                                     (6.74)         19.31       7.57         --        --
       Trust Large Cap Stock                                     30.49          31.36      13.32         --        --
       Trust Select Equity                                       20.88          29.67       7.48         --        --
       Trust International Equity                                12.45           4.52       7.36         --        --
       Trust Balanced                                            11.74           5.32         --         --        --
       Trust Small Cap Equity                                    (1.72)          4.18         --         --        --
       Trust Equity Income                                        7.81          11.94         --         --        --
       Trust Growth and Income Equity                            13.32           7.56         --         --        --
       Lord Abbett Growth and Income*                            11.31          22.91      17.76      28.03      1.32
       GACC Money Market                                          4.15           4.24       2.34         --        --
       Russell Multi-Style Equity                                26.95             --         --         --        --
       Russell Aggressive Equity                                 (0.37)            --         --         --        --
       Russell Non-US                                            11.42             --         --         --        --
       Russell Core Bond                                          5.91             --         --         --        --
       AIM Value                                                 30.60             --         --         --        --
       AIM Capital Appreciation                                  17.71             --         --         --        --
       AIM International Equity                                  13.91             --         --         --        --
       Alliance Premier Growth                                   45.96             --         --         --        --
       Alliance Real Estate Investment                          (20.12)            --         --         --        --
       Liberty Newport Tiger                                     (7.71)            --         --         --        --
       Goldman Sachs Growth and Income                           (0.91)            --         --         --        --
       Goldman Sachs International Equity                        14.03             --         --         --        --
       Goldman Sachs Global Income                                7.82             --         --         --        --
       Kemper Dreman High Return Equity                           4.87             --         --         --        --
       Kemper Small Cap Growth                                   16.76             --         --         --        --
       Kemper Small Cap Value                                   (12.47)            --         --         --        --
       Kemper Government Securities                               5.57             --         --         --        --
       MFS Bond                                                   4.92             --         --         --        --
       MFS Research                                              21.73             --         --         --        --
       MFS Growth with Income                                    20.67             --         --         --        --
       MFS Emerging Growth                                       32.33             --         --         --        --
       MFS / F&C Emerging Markets Equity                        (34.28)            --         --         --        --
       MFS High Income                                           (1.55)            --         --         --        --
       MFS World Governments                                      6.70             --         --         --        --
       Oppenheimer Growth                                        22.33             --         --         --        --
       Oppenheimer Growth & Income                                3.27             --         --         --        --
       Oppenheimer High Income                                   (1.06)            --         --         --        --
       Oppenheimer Bond                                           5.33             --         --         --        --
       Oppenheimer Strategic Bond                                 1.51             --         --         --        --
       Putnam Growth and Income                                  13.83             --         --         --        --
       Putnam New Value                                           4.83             --         --         --        --
       Putnam Vista                                              17.86             --         --         --        --
       Putnam International Growth                               17.07             --         --         --        --
       Putnam International New Opportunities                    14.02             --         --         --        --
       Templeton International                                   (8.55)            --         --         --        --
       Templeton Developing Markets                             (24.48)            --         --         --        --
       Templeton Mutual Shares Investments                       (3.69)            --         --         --        --
       Fidelity VIP Growth                                       30.78             --         --         --        --
       Fidelity VIP II Contrafund                                23.57             --         --         --        --
       Fidelity VIP III Growth Opportunities                     17.42             --         --         --        --
       Fidelity VIP III Growth & Income                          22.03             --         --         --        --
       Fidelity VIP Equity-Income                                 6.27             --         --         --        --
                                                              =========     ========== ========== ========== =========

     * Sub-account ceased operations on January 8, 1999.
    ** Total returns for sub-accounts that commenced operations during the year are not annualized. Expense ratios for sub-accounts that commenced operations during the year are annualized.

COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements

December 31, 1998 and 1997

(6)    UNIT FAIR VALUES

       A summary of accumulation unit values, net assets, total return and expense ratios for each sub-account follows:

                                                                     SEPARATE ACCOUNT EXPENSES
                                                                      TO AVERAGE NET ASSETS**
                                                          ------------------------------------------------
                                                           1998      1997      1996      1995      1994
                                                          --------  --------  --------  --------  --------
       Trust Quality Income*                                 1.40      1.40      1.40      1.40      1.40
       Trust Money Market*                                   1.40      1.40      1.40      1.40      1.40
       Trust High Yield*                                     1.40      1.40      1.40      1.40      1.40
       Trust Stock Index*                                    1.40      1.40      1.40      1.40      1.40
       Trust VKAC Growth and Income*                         1.40      1.40      1.40      1.40      1.40
       Trust Bond Debenture                                  1.40      1.40      1.40        --        --
       Trust Developing Growth                               1.40      1.40        --        --        --
       Trust Large Cap Research                              1.40      1.40        --        --        --
       Trust Mid-Cap Value                                   1.40      1.40        --        --        --
       Trust Quality Bond                                    1.40      1.40      1.40        --        --
       Trust Small Cap Stock                                 1.40      1.40      1.40        --        --
       Trust Large Cap Stock                                 1.40      1.40      1.40        --        --
       Trust Select Equity                                   1.40      1.40      1.40        --        --
       Trust International Equity                            1.40      1.40      1.40        --        --
       Trust Balanced                                        1.40      1.40        --        --        --
       Trust Small Cap Equity                                1.40      1.40        --        --        --
       Trust Equity Income                                   1.40      1.40        --        --        --
       Trust Growth and Income Equity                        1.40      1.40        --        --        --
       Lord Abbett Growth and Income*                        1.40      1.40      1.40      1.40      1.40
       GACC Money Market                                     1.40      1.40      1.40        --        --
       Russell Multi-Style Equity                            1.40        --        --        --        --
       Russell Aggressive Equity                             1.40        --        --        --        --
       Russell Non-US                                        1.40        --        --        --        --
       Russell Core Bond                                     1.40        --        --        --        --
       AIM Value                                             1.40        --        --        --        --
       AIM Capital Appreciation                              1.40        --        --        --        --
       AIM International Equity                              1.40        --        --        --        --
       Alliance Premier Growth                               1.40        --        --        --        --
       Alliance Real Estate Investment                       1.40        --        --        --        --
       Liberty Newport Tiger                                 1.40        --        --        --        --
       Goldman Sachs Growth and Income                       1.40        --        --        --        --
       Goldman Sachs International Equity                    1.40        --        --        --        --
       Goldman Sachs Global Income                           1.40        --        --        --        --
       Kemper Dreman High Return Equity                      1.40        --        --        --        --
       Kemper Small Cap Growth                               1.40        --        --        --        --
       Kemper Small Cap Value                                1.40        --        --        --        --
       Kemper Government Securities                          1.40        --        --        --        --
       MFS Bond                                              1.40        --        --        --        --
       MFS Research                                          1.40        --        --        --        --
       MFS Growth with Income                                1.40        --        --        --        --
       MFS Emerging Growth                                   1.40        --        --        --        --
       MFS / F&C Emerging Markets Equity                     1.40        --        --        --        --
       MFS High Income                                       1.40        --        --        --        --
       MFS World Governments                                 1.40        --        --        --        --
       Oppenheimer Growth                                    1.40        --        --        --        --
       Oppenheimer Growth & Income                           1.40        --        --        --        --
       Oppenheimer High Income                               1.40        --        --        --        --
       Oppenheimer Bond                                      1.40        --        --        --        --
       Oppenheimer Strategic Bond                            1.40        --        --        --        --
       Putnam Growth and Income                              1.40        --        --        --        --
       Putnam New Value                                      1.40        --        --        --        --
       Putnam Vista                                          1.40        --        --        --        --
       Putnam International Growth                           1.40        --        --        --        --
       Putnam International New Opportunities                1.40        --        --        --        --
       Templeton International                               1.40        --        --        --        --
       Templeton Developing Markets                          1.40        --        --        --        --
       Templeton Mutual Shares Investments                   1.40        --        --        --        --
       Fidelity VIP Growth                                   1.40        --        --        --        --
       Fidelity VIP II Contrafund                            1.40        --        --        --        --
       Fidelity VIP III Growth Opportunities                 1.40        --        --        --        --
       Fidelity VIP III Growth & Income                      1.40        --        --        --        --
       Fidelity VIP Equity-Income                            1.40        --        --        --        --
                                                          ========  ========  ========  ========  ========

     * Sub-account ceased operations on January 8, 1999.
    ** Total returns for sub-accounts that commenced operations during the year are not annualized. Expense ratios for sub-accounts that commenced operations during the year are annualized.

                                   COVA VARIABLE ANNUITY ACCOUNT ONE

                                     Notes to Financial Statements

                                      December 31, 1998 and 1997




(7)    REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION

       The table below summarizes the realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the year.

                                                                               1998            1997
                                                                           --------------  -------------
                                                                             (in thousands of dollars)
       Realized gain (loss) on sale of fund shares:
          Trust Quality Income:
            Aggregate proceeds from sales of fund shares                 $        13,031         33,851
            Aggregate cost of fund shares redeemed                                12,576         33,348
                                                                           --------------  -------------

               Realized gain (loss)                                      $           455            503
                                                                           ==============  =============

          Trust Money Market:
            Aggregate proceeds from sales of fund shares                 $        14,519         63,852
            Aggregate cost of fund shares redeemed                                14,519         63,852
                                                                           --------------  -------------

               Realized gain (loss)                                      $            --             --
                                                                           ==============  =============

          Trust High Yield:
            Aggregate proceeds from sales of fund shares                 $         6,314         27,472
            Aggregate cost of fund shares redeemed                                 6,179         26,637
                                                                           --------------  -------------

               Realized gain (loss)                                      $           135            835
                                                                           ==============  =============

          Trust Stock Index:
            Aggregate proceeds from sales of fund shares                 $        23,196         55,951
            Aggregate cost of fund shares redeemed                                17,093         40,242
                                                                           --------------  -------------

               Realized gain (loss)                                      $         6,103         15,709
                                                                           ==============  =============

          Trust VKAC Growth and Income:
            Aggregate proceeds from sales of fund shares                 $         6,244          4,135
            Aggregate cost of fund shares redeemed                                 4,804          3,229
                                                                           --------------  -------------

               Realized gain (loss)                                      $         1,440            906
                                                                           ==============  =============


          Trust Bond Debenture:
            Aggregate proceeds from sales of fund shares                 $         9,489            646
            Aggregate cost of fund shares redeemed                                 9,470            619
                                                                           --------------  -------------

               Realized gain (loss)                                      $            19             27
                                                                           ==============  =============




                                   COVA VARIABLE ANNUITY ACCOUNT ONE

                                     Notes to Financial Statements

                                      December 31, 1998 and 1997




                                                                               1998            1997
                                                                           --------------  -------------
                                                                              (in thousands of dollars)

       Realized gain (loss) on sale of fund shares, continued:
          Trust Developing Growth:
            Aggregate proceeds from sales of fund shares                 $           138             --
            Aggregate cost of fund shares redeemed                                   152             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $           (14)            --
                                                                           ==============  =============

          Trust Large Cap Research:
            Aggregate proceeds from sales of fund shares                 $           161              1
            Aggregate cost of fund shares redeemed                                   156              1
                                                                           --------------  -------------

               Realized gain (loss)                                      $             5             --
                                                                           ==============  =============

          Trust Mid-Cap Value:
            Aggregate proceeds from sales of fund shares                 $            82             --
            Aggregate cost of fund shares redeemed                                    85             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (3)            --
                                                                           ==============  =============

          Trust Quality Bond:
            Aggregate proceeds from sales of fund shares                 $         1,335          3,837
            Aggregate cost of fund shares redeemed                                 1,299          3,786
                                                                           --------------  -------------

               Realized gain (loss)                                      $            36             51
                                                                           ==============  =============

          Trust Small Cap Stock:
            Aggregate proceeds from sales of fund shares                 $         3,113            513
            Aggregate cost of fund shares redeemed                                 3,238            467
                                                                           --------------  -------------

               Realized gain (loss)                                      $          (125)            46
                                                                           ==============  =============

          Trust Large Cap Stock:
            Aggregate proceeds from sales of fund shares                 $           147          7,686
            Aggregate cost of fund shares redeemed                                   131          6,018
                                                                           --------------  -------------

               Realized gain (loss)                                      $            16          1,668
                                                                           ==============  =============

          Trust Select Equity:
            Aggregate proceeds from sales of fund shares                 $         1,485            305
            Aggregate cost of fund shares redeemed                                 1,275            275
                                                                           --------------  -------------

               Realized gain (loss)                                      $           210             30
                                                                           ==============  =============




                                   COVA VARIABLE ANNUITY ACCOUNT ONE

                                     Notes to Financial Statements

                                      December 31, 1998 and 1997




                                                                               1998            1997
                                                                           --------------  -------------
                                                                              (in thousands of dollars)

       Realized gain (loss) on sale of fund shares, continued:
          Trust International Equity:
            Aggregate proceeds from sales of fund shares                 $         4,919            616
            Aggregate cost of fund shares redeemed                                 4,609            601
                                                                           --------------  -------------

               Realized gain (loss)                                      $           310             15
                                                                           ==============  =============

          Trust Balanced:
            Aggregate proceeds from sales of fund shares                 $            30             38
            Aggregate cost of fund shares redeemed                                    31             37
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (1)             1
                                                                           ==============  =============

          Trust Small Cap Equity:
            Aggregate proceeds from sales of fund shares                 $            39              2
            Aggregate cost of fund shares redeemed                                    42              2
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (3)            --
                                                                           ==============  =============

          Trust Equity Income:
            Aggregate proceeds from sales of fund shares                 $            75              3
            Aggregate cost of fund shares redeemed                                    75              3
                                                                           --------------  -------------

               Realized gain (loss)                                      $            --             --
                                                                           ==============  =============

          Trust Growth and Income Equity:
            Aggregate proceeds from sales of fund shares                 $           211             34
            Aggregate cost of fund shares redeemed                                   204             33
                                                                           --------------  -------------

               Realized gain (loss)                                      $             7              1
                                                                           ==============  =============

          Lord Abbett Growth and Income:
            Aggregate proceeds from sales of fund shares                 $        12,298          3,701
            Aggregate cost of fund shares redeemed                                10,217          2,859
                                                                           --------------  -------------

               Realized gain (loss)                                      $         2,081            842
                                                                           ==============  =============

          GACC Money Market:
            Aggregate proceeds from sales of fund shares                 $        37,059          2,883
            Aggregate cost of fund shares redeemed                                36,623          2,828
                                                                           --------------  -------------

               Realized gain (loss)                                      $           436             55
                                                                           ==============  =============




                                   COVA VARIABLE ANNUITY ACCOUNT ONE

                                     Notes to Financial Statements

                                      December 31, 1998 and 1997




                                                                               1998            1997
                                                                           --------------  -------------
                                                                            (in thousands of dollars)

       Realized gain (loss) on sale of fund shares, continued:
          Russell Multi-Style Equity:
            Aggregate proceeds from sales of fund shares                 $            62             --
            Aggregate cost of fund shares redeemed                                    61             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $             1             --
                                                                           ==============  =============

          Russell Aggressive Equity:
            Aggregate proceeds from sales of fund shares                 $           203             --
            Aggregate cost of fund shares redeemed                                   247             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $           (44)            --
                                                                           ==============  =============

          Russell Non-US:
            Aggregate proceeds from sales of fund shares                 $            92             --
            Aggregate cost of fund shares redeemed                                    90             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $             2             --
                                                                           ==============  =============

          Russell Core Bond:
            Aggregate proceeds from sales of fund shares                 $           523             --
            Aggregate cost of fund shares redeemed                                   522             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $             1             --
                                                                           ==============  =============

          AIM Value:
            Aggregate proceeds from sales of fund shares                 $           253             --
            Aggregate cost of fund shares redeemed                                   263             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $           (10)            --
                                                                           ==============  =============

          AIM Capital Appreciation:
            Aggregate proceeds from sales of fund shares                 $            72             --
            Aggregate cost of fund shares redeemed                                    75             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (3)            --
                                                                           ==============  =============

          AIM International Equity:
            Aggregate proceeds from sales of fund shares                 $         8,246             --
            Aggregate cost of fund shares redeemed                                 8,249             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (3)            --
                                                                           ==============  =============




                                   COVA VARIABLE ANNUITY ACCOUNT ONE

                                     Notes to Financial Statements

                                      December 31, 1998 and 1997




                                                                               1998            1997
                                                                           --------------  -------------
                                                                             (in thousands of dollars)

       Realized gain (loss) on sale of fund shares, continued:
          Alliance Premier Growth:
            Aggregate proceeds from sales of fund shares                 $            54             --
            Aggregate cost of fund shares redeemed                                    58             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (4)            --
                                                                           ==============  =============

          Alliance Real Estate:
            Aggregate proceeds from sales of fund shares                 $            28             --
            Aggregate cost of fund shares redeemed                                    30             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (2)            --
                                                                           ==============  =============

          Liberty Newport Tiger:
            Aggregate proceeds from sales of fund shares                 $           416             --
            Aggregate cost of fund shares redeemed                                   446             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $           (30)            --
                                                                           ==============  =============

          Goldman Sachs Growth and Income:
            Aggregate proceeds from sales of fund shares                 $           126             --
            Aggregate cost of fund shares redeemed                                   138             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $           (12)            --
                                                                           ==============  =============

          Goldman Sachs International:
            Aggregate proceeds from sales of fund shares                 $            29             --
            Aggregate cost of fund shares redeemed                                    29             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            --             --
                                                                           ==============  =============

          Goldman Sachs Global Income:
            Aggregate proceeds from sales of fund shares                 $            17             --
            Aggregate cost of fund shares redeemed                                    16             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $             1             --
                                                                           ==============  =============

          Kemper Dreman High Return Equity:
            Aggregate proceeds from sales of fund shares                 $            --             --
            Aggregate cost of fund shares redeemed                                    --             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            --             --
                                                                           ==============  =============




                                   COVA VARIABLE ANNUITY ACCOUNT ONE

                                     Notes to Financial Statements

                                      December 31, 1998 and 1997




                                                                               1998            1997
                                                                           --------------  -------------
                                                                            (in thousands of dollars)

       Realized gain (loss) on sale of fund shares, continued:
          Kemper Small Cap Growth:
            Aggregate proceeds from sales of fund shares                 $         1,008             --
            Aggregate cost of fund shares redeemed                                 1,035             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $           (27)            --
                                                                           ==============  =============

          Kemper Small Cap Value:
            Aggregate proceeds from sales of fund shares                 $            21             --
            Aggregate cost of fund shares redeemed                                    25             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (4)            --
                                                                           ==============  =============

          Kemper Government Securities:
            Aggregate proceeds from sales of fund shares                 $            17             --
            Aggregate cost of fund shares redeemed                                    17             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            --             --
                                                                           ==============  =============

          MFS Bond:
            Aggregate proceeds from sales of fund shares                 $            --             --
            Aggregate cost of fund shares redeemed                                    --             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            --             --
                                                                           ==============  =============

          MFS Research:
            Aggregate proceeds from sales of fund shares                 $           120             --
            Aggregate cost of fund shares redeemed                                   122             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (2)            --
                                                                           ==============  =============

          MFS Growth with Income:
            Aggregate proceeds from sales of fund shares                 $            28             --
            Aggregate cost of fund shares redeemed                                    28             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            --             --
                                                                           ==============  =============

          MFS Emerging Growth:
            Aggregate proceeds from sales of fund shares                 $           129             --
            Aggregate cost of fund shares redeemed                                   140             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $           (11)            --
                                                                           ==============  =============




                                   COVA VARIABLE ANNUITY ACCOUNT ONE

                                     Notes to Financial Statements

                                      December 31, 1998 and 1997




                                                                               1998            1997
                                                                           --------------  -------------
                                                                             (in thousands of dollars)

       Realized gain (loss) on sale of fund shares, continued: MFS / F&C
          Emerging Markets Equity:
            Aggregate proceeds from sales of fund shares                 $         1,059             --
            Aggregate cost of fund shares redeemed                                 1,156             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $           (97)            --
                                                                           ==============  =============

          MFS High Income:
            Aggregate proceeds from sales of fund shares                 $            61             --
            Aggregate cost of fund shares redeemed                                    63             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (2)            --
                                                                           ==============  =============

          MFS World Governments:
            Aggregate proceeds from sales of fund shares                 $            --             --
            Aggregate cost of fund shares redeemed                                    --             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            --             --
                                                                           ==============  =============

          Oppenheimer Growth:
            Aggregate proceeds from sales of fund shares                 $           187             --
            Aggregate cost of fund shares redeemed                                   188             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (1)            --
                                                                           ==============  =============

          Oppenheimer Growth & Income:
            Aggregate proceeds from sales of fund shares                 $           326             --
            Aggregate cost of fund shares redeemed                                   363             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $           (37)            --
                                                                           ==============  =============

          Oppenheimer High Income:
            Aggregate proceeds from sales of fund shares                 $            31             --
            Aggregate cost of fund shares redeemed                                    32             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (1)            --
                                                                           ==============  =============

          Oppenheimer Bond:
            Aggregate proceeds from sales of fund shares                 $            49             --
            Aggregate cost of fund shares redeemed                                    49             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            --             --
                                                                           ==============  =============




                                   COVA VARIABLE ANNUITY ACCOUNT ONE

                                     Notes to Financial Statements

                                      December 31, 1998 and 1997




                                                                               1998            1997
                                                                           --------------  -------------
                                                                              (in thousands of dollars)

       Realized gain (loss) on sale of fund shares, continued:
          Oppenheimer Strategic Bond:
            Aggregate proceeds from sales of fund shares                 $             3             --
            Aggregate cost of fund shares redeemed                                     3             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            --             --
                                                                           ==============  =============

          Putnam Growth and Income:
            Aggregate proceeds from sales of fund shares                 $           294             --
            Aggregate cost of fund shares redeemed                                   302             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (8)            --
                                                                           ==============  =============

          Putnam New Value:
            Aggregate proceeds from sales of fund shares                 $             3             --
            Aggregate cost of fund shares redeemed                                     3             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            --             --
                                                                           ==============  =============

          Putnam Vista:
            Aggregate proceeds from sales of fund shares                 $            27             --
            Aggregate cost of fund shares redeemed                                    28             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (1)            --
                                                                           ==============  =============

          Putnam International Growth:
            Aggregate proceeds from sales of fund shares                 $         4,315             --
            Aggregate cost of fund shares redeemed                                 4,354             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $           (39)            --
                                                                           ==============  =============

          Putnam International New Opportunities:
            Aggregate proceeds from sales of fund shares                 $         2,989             --
            Aggregate cost of fund shares redeemed                                 2,965             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            24             --
                                                                           ==============  =============

          Templeton International:
            Aggregate proceeds from sales of fund shares                 $         6,057             --
            Aggregate cost of fund shares redeemed                                 6,049             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $             8             --
                                                                           ==============  =============




                                   COVA VARIABLE ANNUITY ACCOUNT ONE

                                     Notes to Financial Statements

                                      December 31, 1998 and 1997




                                                                               1998            1997
                                                                           --------------  -------------
                                                                             (in thousands of dollars)

       Realized gain (loss) on sale of fund shares, continued:
          Templeton Developing Markets:
            Aggregate proceeds from sales of fund shares                 $           357             --
            Aggregate cost of fund shares redeemed                                   361             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (4)            --
                                                                           ==============  =============

          Templeton Mutual Shares Investments:
            Aggregate proceeds from sales of fund shares                 $             7             --
            Aggregate cost of fund shares redeemed                                     7             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            --             --
                                                                           ==============  =============

          Fidelity Growth:
            Aggregate proceeds from sales of fund shares                 $            34             --
            Aggregate cost of fund shares redeemed                                    37             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (3)            --
                                                                           ==============  =============

          Fidelity Contrafund:
            Aggregate proceeds from sales of fund shares                 $            17             --
            Aggregate cost of fund shares redeemed                                    19             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (2)            --
                                                                           ==============  =============

          Fidelity Growth Opportunities:
            Aggregate proceeds from sales of fund shares                 $            24             --
            Aggregate cost of fund shares redeemed                                    26             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (2)            --
                                                                           ==============  =============

          Fidelity Growth & Income:
            Aggregate proceeds from sales of fund shares                 $            69             --
            Aggregate cost of fund shares redeemed                                    74             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (5)            --
                                                                           ==============  =============

          Fidelity Equity-Income:
            Aggregate proceeds from sales of fund shares                 $            27             --
            Aggregate cost of fund shares redeemed                                    30             --
                                                                           --------------  -------------

               Realized gain (loss)                                      $            (3)            --
                                                                           ==============  =============




                                   COVA VARIABLE ANNUITY ACCOUNT ONE

                                     Notes to Financial Statements

                                      December 31, 1998 and 1997




                                                                               1998            1997
                                                                           --------------  -------------
                                                                              (in thousands of dollars)

       Unrealized appreciation (depreciation):
          Trust Quality Income:
            Appreciation (Depreciation), end of period                   $         1,308          1,302
            Appreciation (Depreciation), beginning of period                       1,302            935
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $             6            367
                                                                           ==============  =============

          Trust Money Market:
            Appreciation (Depreciation), end of period                   $            --             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $            --             --
                                                                           ==============  =============

          Trust High Yield:
            Appreciation (Depreciation), end of period                   $           174            842
            Appreciation (Depreciation), beginning of period                         842            491
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $          (668)           351
                                                                           ==============  =============

          Trust Stock Index:
            Appreciation (Depreciation), end of period                   $        25,838         25,000
            Appreciation (Depreciation), beginning of period                      25,000         20,271
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           838          4,729
                                                                           ==============  =============

          Trust VKAC Growth & Income:
            Appreciation (Depreciation), end of period                   $        11,521         10,887
            Appreciation (Depreciation), beginning of period                      10,887          4,202
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           634          6,685
                                                                           ==============  =============

          Trust Bond Debenture:
            Appreciation (Depreciation), end of period                   $         3,523          1,958
            Appreciation (Depreciation), beginning of period                       1,958            271
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $         1,565          1,687
                                                                           ==============  =============

          Trust Developing Growth:
            Appreciation (Depreciation), end of period                   $           890              7
            Appreciation (Depreciation), beginning of period                           7             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           883              7
                                                                           ==============  =============




                                   COVA VARIABLE ANNUITY ACCOUNT ONE

                                     Notes to Financial Statements

                                      December 31, 1998 and 1997




                                                                               1998            1997
                                                                           --------------  -------------
                                                                              (in thousands of dollars)

       Unrealized appreciation (depreciation), continued:
          Trust Large Cap Research:
            Appreciation (Depreciation), end of period                   $         1,284              6
            Appreciation (Depreciation), beginning of period                           6             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $         1,278              6
                                                                           ==============  =============

          Trust Mid-Cap Value:
            Appreciation (Depreciation), end of period                   $           160             40
            Appreciation (Depreciation), beginning of period                          40             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           120             40
                                                                           ==============  =============

          Trust Quality Bond:
            Appreciation (Depreciation), end of period                   $         1,598            186
            Appreciation (Depreciation), beginning of period                         186             30
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $         1,412            156
                                                                           ==============  =============

          Trust Small Cap Stock:
            Appreciation (Depreciation), end of period                   $           346          6,523
            Appreciation (Depreciation), beginning of period                       6,523            533
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $        (6,177)         5,990
                                                                           ==============  =============

          Trust Large Cap Stock:
            Appreciation (Depreciation), end of period                   $        16,535          2,855
            Appreciation (Depreciation), beginning of period                       2,855          1,531
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $        13,680          1,324
                                                                           ==============  =============

          Trust Select Equity:
            Appreciation (Depreciation), end of period                   $        33,585         13,520
            Appreciation (Depreciation), beginning of period                      13,520          1,210
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $        20,065         12,310
                                                                           ==============  =============

          Trust International Equity:
            Appreciation (Depreciation), end of period                   $         9,278          1,309
            Appreciation (Depreciation), beginning of period                       1,309            796
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $         7,969            513
                                                                           ==============  =============




                                   COVA VARIABLE ANNUITY ACCOUNT ONE

                                     Notes to Financial Statements

                                      December 31, 1998 and 1997




                                                                               1998            1997
                                                                           --------------  -------------
                                                                             (in thousands of dollars)

       Unrealized appreciation (depreciation), continued:
          Trust Balanced:
            Appreciation (Depreciation), end of period                   $           173             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           173             --
                                                                           ==============  =============

          Trust Small Cap Equity:
            Appreciation (Depreciation), end of period                   $            34             (5)
            Appreciation (Depreciation), beginning of period                          (5)            --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $            39             (5)
                                                                           ==============  =============

          Trust Equity Income:
            Appreciation (Depreciation), end of period                   $            70             21
            Appreciation (Depreciation), beginning of period                          21             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $            49             21
                                                                           ==============  =============

          Trust Growth and Income Equity:
            Appreciation (Depreciation), end of period                   $           566             18
            Appreciation (Depreciation), beginning of period                          18             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           548             18
                                                                           ==============  =============

          Lord Abbett Growth and Income:
            Appreciation (Depreciation), end of period                   $       114,453         87,861
            Appreciation (Depreciation), beginning of period                      87,861         46,489
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $        26,592         41,372
                                                                           ==============  =============

          GACC Money Market:
            Appreciation (Depreciation), end of period                   $           231             46
            Appreciation (Depreciation), beginning of period                          46              6
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           185             40
                                                                           ==============  =============

          Russell Multi-Style Equity:
            Appreciation (Depreciation), end of period                   $         3,199             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $         3,199             --
                                                                           ==============  =============




                                   COVA VARIABLE ANNUITY ACCOUNT ONE

                                     Notes to Financial Statements

                                      December 31, 1998 and 1997




                                                                               1998            1997
                                                                           --------------  -------------
                                                                             (in thousands of dollars)

       Unrealized appreciation (depreciation), continued:
          Russell Aggressive Equity:
            Appreciation (Depreciation), end of period                   $            75             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $            75             --
                                                                           ==============  =============

          Russell Non-US:
            Appreciation (Depreciation), end of period                   $           412             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           412             --
                                                                           ==============  =============

          Russell Core Bond:
            Appreciation (Depreciation), end of period                   $           268             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           268             --
                                                                           ==============  =============

          AIM Value:
            Appreciation (Depreciation), end of period                   $           668             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           668             --
                                                                           ==============  =============

          AIM Capital Appreciation:
            Appreciation (Depreciation), end of period                   $           164             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           164             --
                                                                           ==============  =============

          AIM International Equity:
            Appreciation (Depreciation), end of period                   $            81             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $            81             --
                                                                           ==============  =============

          Alliance Premier Growth:
            Appreciation (Depreciation), end of period                   $         1,522             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $         1,522             --
                                                                           ==============  =============




                                   COVA VARIABLE ANNUITY ACCOUNT ONE

                                     Notes to Financial Statements

                                      December 31, 1998 and 1997




                                                                               1998            1997
                                                                           --------------  -------------
                                                                             (in thousands of dollars)

       Unrealized appreciation (depreciation), continued:
          Alliance Real Estate Investment:
            Appreciation (Depreciation), end of period                   $          (170)            --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $          (170)            --
                                                                           ==============  =============

          Liberty Newport Tiger:
            Appreciation (Depreciation), end of period                   $            54             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $            54             --
                                                                           ==============  =============

          Goldman Sachs Growth and Income:
            Appreciation (Depreciation), end of period                   $          (207)            --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $          (207)            --
                                                                           ==============  =============

          Goldman Sachs International:
            Appreciation (Depreciation), end of period                   $            56             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $            56             --
                                                                           ==============  =============

          Goldman Sachs Global Income:
            Appreciation (Depreciation), end of period                   $            (1)            --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $            (1)            --
                                                                           ==============  =============

          Kemper Dreman High Return Equity:
            Appreciation (Depreciation), end of period                   $             1             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $             1             --
                                                                           ==============  =============

          Kemper Small Cap Growth:
            Appreciation (Depreciation), end of period                   $           107             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           107             --
                                                                           ==============  =============




                                   COVA VARIABLE ANNUITY ACCOUNT ONE

                                     Notes to Financial Statements

                                      December 31, 1998 and 1997




                                                                               1998            1997
                                                                           --------------  -------------
                                                                           (in thousands of dollars)
       Unrealized appreciation (depreciation), continued:
          Kemper Small Cap Value:
            Appreciation (Depreciation), end of period                   $          (155)            --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $          (155)            --
                                                                           ==============  =============

          Kemper Government Securities:
            Appreciation (Depreciation), end of period                   $             9             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $             9             --
                                                                           ==============  =============

          MFS Bond:
            Appreciation (Depreciation), end of period                   $             1             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $             1             --
                                                                           ==============  =============

          MFS Research:
            Appreciation (Depreciation), end of period                   $           481             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           481             --
                                                                           ==============  =============

          MFS Growth with Income:
            Appreciation (Depreciation), end of period                   $           574             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           574             --
                                                                           ==============  =============

          MFS Emerging Growth:
            Appreciation (Depreciation), end of period                   $           985             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           985             --
                                                                           ==============  =============

          MFS / F&C Emerging Markets Equity:
            Appreciation (Depreciation), end of period                   $           (94)            --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           (94)            --
                                                                           ==============  =============

          MFS High Income:
            Appreciation (Depreciation), end of period                   $           (34)            --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           (34)            --
                                                                           ==============  =============

                                   COVA VARIABLE ANNUITY ACCOUNT ONE

                                     Notes to Financial Statements

                                      December 31, 1998 and 1997




                                                                               1998            1997
                                                                           --------------  -------------
                                                                              (in thousands of dollars)

       Unrealized appreciation (depreciation), continued:
          MFS World Governments:
            Appreciation (Depreciation), end of period                   $             1             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $             1             --
                                                                           ==============  =============

          Oppenheimer Growth:
            Appreciation (Depreciation), end of period                   $           134             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           134             --
                                                                           ==============  =============

          Oppenheimer Growth & Income:
            Appreciation (Depreciation), end of period                   $           (28)            --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           (28)            --
                                                                           ==============  =============

          Oppenheimer High Income:
            Appreciation (Depreciation), end of period                   $           (15)            --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           (15)            --
                                                                           ==============  =============

          Oppenheimer Bond:
            Appreciation (Depreciation), end of period                   $            95             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $            95             --
                                                                           ==============  =============

          Oppenheimer Strategic Bond:
            Appreciation (Depreciation), end of period                   $             3             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $             3             --
                                                                           ==============  =============

          Putnam Growth and Income:
            Appreciation (Depreciation), end of period                   $           660             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           660             --
                                                                           ==============  =============




                                   COVA VARIABLE ANNUITY ACCOUNT ONE

                                     Notes to Financial Statements

                                      December 31, 1998 and 1997




                                                                               1998            1997
                                                                           --------------  -------------
                                                                             (in thousands of dollars)
       Unrealized appreciation (depreciation), continued:
          Putnam New Value:
            Appreciation (Depreciation), end of period                   $             6             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $             6             --
                                                                           ==============  =============

          Putnam Vista:
            Appreciation (Depreciation), end of period                   $           173             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           173             --
                                                                           ==============  =============

          Putnam International Growth:
            Appreciation (Depreciation), end of period                   $           353             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $           353             --
                                                                           ==============  =============

          Putnam International New Opportunities:
            Appreciation (Depreciation), end of period                   $            40             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $            40             --
                                                                           ==============  =============

          Templeton International:
            Appreciation (Depreciation), end of period                   $            48             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $            48             --
                                                                           ==============  =============

          Templeton Developing Markets:
            Appreciation (Depreciation), end of period                   $            44             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $            44             --
                                                                           ==============  =============

          Templeton Mutual Shares Investments:
            Appreciation (Depreciation), end of period                   $            32             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $            32             --
                                                                           ==============  =============





                                   COVA VARIABLE ANNUITY ACCOUNT ONE

                                     Notes to Financial Statements

                                      December 31, 1998 and 1997




                                                                               1998            1997
                                                                           --------------  -------------
                                                                              (in thousands of dollars)
       Unrealized appreciation (depreciation), continued:
          Fidelity Growth:
            Appreciation (Depreciation), end of period                   $            12             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $            12             --
                                                                           ==============  =============

          Fidelity Contrafund:
            Appreciation (Depreciation), end of period                   $            48             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $            48             --
                                                                           ==============  =============

          Fidelity Growth Opportunities:
            Appreciation (Depreciation), end of period                   $            13             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $            13             --
                                                                           ==============  =============

          Fidelity Growth & Income:
            Appreciation (Depreciation), end of period                   $            94             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $            94             --
                                                                           ==============  =============

          Fidelity Equity-Income:
            Appreciation (Depreciation), end of period                   $            17             --
            Appreciation (Depreciation), beginning of period                          --             --
                                                                           --------------  -------------

               Unrealized appreciation (depreciation)                    $            17             --
                                                                           ==============  =============

COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements

December 31, 1998 and 1997


(8)     UNIT TRANSACTIONS

        The change in the number of units is as follows:

                                                                               TRUST
                                     -------------------------------------------------------------------------------------
                                                                                               VKAC
                                       Quality        Money        High        Stock        Growth and          Bond
                                        Income       Market       Yield        Index          Income         Debenture
                                     -------------  ------------ -----------  ----------- ---------------- ---------------
Accumulation phase:
   Unit balance at 12/31/96             3,334,960     2,584,926   2,001,184    4,680,855        1,905,896         659,663
     Cova units purchased                      --            --          --           --               --              --
     Cova units redeemed                       --            --          --           --               --              --
     Contract units purchased              33,059     3,712,455      36,057      125,947          130,796         715,126
     Contract units transferred, net      186,523    (3,871,127)   (492,448)    (604,754)         262,932       2,650,173
     Contract units redeemed             (623,489)     (683,810)   (135,503)    (654,828)        (101,374)        (79,865)
                                     -------------  ------------ -----------  ----------- ---------------- ---------------

   Unit balance at 12/31/97             2,931,053     1,742,444   1,409,290    3,547,220        2,198,250       3,945,097
     Cova units purchased                      --            --          --           --               --              --
     Cova units redeemed                       --            --          --           --               --              --
     Contract units purchased               1,214           491       1,763        2,532            1,131       1,632,919
     Contract units transferred, net     (196,389)     (799,477)    (59,692)     159,577           54,353       2,939,109
     Contract units redeemed             (512,199)     (333,892)   (146,202)    (616,360)        (152,515)       (332,231)
                                     -------------  ------------ -----------  ----------- ---------------- ---------------

   Unit balance at 12/31/98             2,223,679       609,566   1,205,159    3,092,969        2,101,219       8,184,894
                                     =============  ============ ===========  =========== ================ ===============

Annuitization phase:
   Unit balance at 12/31/96                    --            --          --           --               --              --
     Units purchased                        8,913         4,793       2,641        4,293            1,875              --
     Units redeemed                          (844)         (231)       (412)        (196)             (72)             --
                                     -------------  ------------ -----------  ----------- ---------------- ---------------

   Unit balance at 12/31/97                 8,069         4,562       2,229        4,097            1,803              --
     Units purchased                           --            --         798           --              798             272
     Units redeemed                        (1,686)         (901)       (523)        (608)            (196)             (8)
                                     -------------  ------------ -----------  ----------- ---------------- ---------------

   Unit balance at 12/31/98                 6,383         3,661       2,504        3,489            2,405             264
                                     =============  ============ ===========  =========== ================ ===============

COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements

December 31, 1998 and 1997

(8)     UNIT TRANSACTIONS

        The change in the number of units is as follows:

                                                                            Trust
                                            ----------------------------------------------------------------------
                                              Developing         Large Cap         Mid-Cap          Quality
                                                Growth            Research          Value            Bond
                                            ----------------    -------------    -------------    ------------
Accumulation phase:
   Unit balance at 12/31/96                             --                --               --         508,830
     Cova units purchased                           10,000            10,000           10,000              --
     Cova units redeemed                                --                --               --        (205,846)
     Contract units purchased                       47,968            36,718           45,300         256,670
     Contract units transferred, net                91,012            78,115          141,816         940,454
     Contract units redeemed                          (322)             (274)          (2,730)        (67,027)
                                            ----------------    -------------    -------------    ------------

   Unit balance at 12/31/97                        148,658           124,559          194,386       1,433,081
     Cova units purchased                               --                --               --              --
     Cova units redeemed                           (10,000)          (10,000)         (10,000)             --
     Contract units purchased                      596,000           569,392          755,701         833,031
     Contract units transferred, net               630,230           437,664          736,868       1,236,444
     Contract units redeemed                       (22,687)          (26,695)         (34,402)       (179,213)
                                            ----------------    -------------    -------------    ------------

   Unit balance at 12/31/98                      1,342,201         1,094,920        1,642,553       3,323,343
                                            ================    =============    =============    ============

Annuitization phase:
   Unit balance at 12/31/96                             --                --               --              --
     Units purchased                                    --                --               --              --
     Units redeemed                                     --                --               --              --
                                            ----------------    -------------    -------------    ------------

   Unit balance at 12/31/97                             --                --               --              --
     Units purchased                                    --             2,090               --           3,947
     Units redeemed                                     --              (266)              --            (109)
                                            ----------------    -------------    -------------    ------------

   Unit balance at 12/31/98                             --             1,824               --           3,838
                                            ================    =============    =============    ============

COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements

December 31, 1998 and 1997


(8)     UNIT TRANSACTIONS

        The change in the number of units is as follows:

                                                                             Trust
                                            ---------------------------------------------------------------------------
                                                 Small Cap         Large Cap          Select            International
                                                   Stock             Stock            Equity              Equity
                                               --------------    --------------    --------------    ------------------
Accumulation phase:
   Unit balance at 12/31/96                        1,237,405         1,389,606         2,044,523          1,306,892
     Cova units purchased                                 --                --                --                 --
     Cova units redeemed                                  --        (1,132,414)               --                 --
     Contract units purchased                        786,201           538,054         1,538,506            974,793
     Contract units transferred, net               2,007,064           715,241         3,437,076          3,266,860
     Contract units redeemed                         (90,427)          (36,558)         (116,499)          (107,953)
                                               --------------    --------------    --------------    ------------------

   Unit balance at 12/31/97                        3,940,243         1,473,929         6,903,606          5,440,592
     Cova units purchased                                 --                --                --                 --
     Cova units redeemed                                  --                --                --                 --
     Contract units purchased                        619,802         1,118,109         1,382,912            651,488
     Contract units transferred, net               1,172,828         1,713,122         2,562,725          1,460,450
     Contract units redeemed                        (200,263)         (127,125)         (304,425)          (243,205)
                                               --------------    --------------    --------------    ------------------

   Unit balance at 12/31/98                        5,532,610         4,178,035        10,544,818          7,309,325
                                               ==============    ==============    ==============    ==================

Annuitization phase:
   Unit balance at 12/31/96                               --                --                --                 --
     Units purchased                                     804             3,384             3,617                822
     Units redeemed                                      (31)             (356)             (380)               (32)
                                               --------------    --------------    --------------    ------------------

   Unit balance at 12/31/97                              773             3,028             3,237                790
     Units purchased                                   1,944             9,187             9,682              2,208
     Units redeemed                                     (162)           (1,259)           (1,203)              (173)
                                               --------------    --------------    --------------    ------------------

   Unit balance at 12/31/98                            2,555            10,956            11,716              2,825
                                               ==============    ==============    ==============    ==================

COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements

December 31, 1998 and 1997


                                                                  TRUST                             LORD ABBETT           GACC
                                        ------------------------------------------------------    ---------------    --------------
                                                                                   Growth and         Growth
                                                         Small Cap     Equity      Income              and               Money
                                         Balanced        Equity        Income      Equity             Income            Market
                                        ------------  -------------  -----------  ------------   ------------------  --------------
Accumulation phase:
   Unit balance at 12/31/96                      --            --            --          --           11,732,301            34,964
     Cova units purchased                       100           100           100         100                   --                --
     Cova units redeemed                       (100)         (100)         (100)       (100)                  --                --
     Contract units purchased                17,711        10,694        17,814      46,324            1,642,859           509,800
     Contract units transferred, net         22,818        15,454        31,967      79,433            3,230,021          (204,185)
     Contract units redeemed                 (2,450)           --           (56)     (4,084)            (816,777)          (29,528)
                                        ------------  -------------  -----------  ------------   ------------------  --------------

   Unit balance at 12/31/97                  38,079        26,148        49,725     121,673           15,788,404           311,051
     Cova units purchased                        --            --            --          --                   --                --
     Cova units redeemed                         --            --            --          --                   --                --
     Contract units purchased               128,875        44,062       157,967     269,879            1,737,150         3,293,174
     Contract units transferred, net        124,051        61,306        83,645     260,136            3,166,896        (1,834,605)
     Contract units redeemed                 (4,494)       (1,880)       (4,384)     (9,899)          (1,222,057)         (295,883)
                                        ------------  -------------  -----------  ------------   ------------------  --------------

   Unit balance at 12/31/98                 286,511       129,636       286,953     641,789           19,470,393         1,473,737
                                        ============  =============  ===========  ============   ==================  ==============

Annuitization phase:
   Unit balance at 12/31/96                      --            --            --          --                   --                --
     Units purchased                             --            --            --          --               28,068                --
     Units redeemed                              --            --            --          --               (2,022)               --
                                        ------------  -------------  -----------  ------------   ------------------  --------------

   Unit balance at 12/31/97                      --            --            --          --               26,046                --
     Units purchased                             --            --            --          --               10,428             9,003
     Units redeemed                              --            --            --          --               (3,208)             (128)
                                        ------------  -------------  -----------  ------------   ------------------  --------------

   Unit balance at 12/31/98                      --            --            --          --               33,266             8,875
                                        ============  =============  ===========  ============   ==================  ==============

COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements

December 31, 1998 and 1997


                                                                   RUSSELL                                  AIM
                                        --------------------------------------------------------------  -------------
                                         Multi-Style         Aggressive                      Core
                                            Equity            Equity          Non-US         Bond         Value
                                        ---------------  -----------------  -----------  -------------  -----------
Accumulation phase:
   Unit balance at 12/31/96                        --                --             --             --           --
     Cova units purchased                          --                --             --             --           --
     Cova units redeemed                           --                --             --             --           --
     Contract units purchased                      --                --             --             --           --
     Contract units transferred, net               --                --             --             --           --
     Contract units redeemed                       --                --             --             --           --
                                        ---------------  -----------------  -----------  -------------  -----------

   Unit balance at 12/31/97                        --                --             --             --           --
     Cova units purchased                          10                10             10             10           10
     Cova units redeemed                          (10)              (10)           (10)           (10)         (10)
     Contract units purchased               1,960,886           438,734        773,431      1,318,370      365,254
     Contract units transferred, net          416,532           107,823        180,088        360,854      177,976
     Contract units redeemed                  (48,988)          (10,279)       (27,727)       (69,373)     (21,340)
                                        ---------------  -----------------  -----------  -------------  -----------

   Unit balance at 12/31/98                 2,328,430           536,278        925,792      1,609,851      521,890
                                        ===============  =================  ===========  =============  ===========

Annuitization phase:
   Unit balance at 12/31/96                        --                --             --             --           --
     Units purchased                               --                --             --             --           --
     Units redeemed                                --                --             --             --           --
                                        ---------------  -----------------  -----------  -------------  -----------

   Unit balance at 12/31/97                        --                --             --             --           --
     Units purchased                               --                --             --             --           --
     Units redeemed                                --                --             --             --           --
                                        ---------------  -----------------  -----------  -------------  -----------

   Unit balance at 12/31/98                         --               --             --             --           --
                                        ===============  =================  ===========  =============  ===========

COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements

December 31, 1998 and 1997




                                                     AIM                                    ALLIANCE
                                        -------------------------------------  -----------------------------
                                              Capital           International    Premier       Real Estate
                                          Appreciation           Equity          Growth         Investment
                                          ----------------  -----------------  ------------ ----------------
Accumulation phase:
   Unit balance at 12/31/96                          --                --               --            --
     Cova units purchased                            --                --               --            --
     Cova units redeemed                             --                --               --            --
     Contract units purchased                        --                --               --            --
     Contract units transferred, net                 --                --               --            --
     Contract units redeemed                         --                --               --            --
                                          ----------------  -----------------  ------------ ----------------

   Unit balance at 12/31/97                          --                --               --            --
     Cova units purchased                            10                10               10            10
     Cova units redeemed                            (10)              (10)             (10)          (10)
     Contract units purchased                   134,252           148,215          523,722       136,005
     Contract units transferred, net             57,235            57,321          149,553        58,393
     Contract units redeemed                     (7,999)           (1,464)          (5,421)       (2,987)
                                          ----------------  -----------------  ------------ ----------------

   Unit balance at 12/31/98                     183,488           204,072          667,854       191,411
                                          ================  =================  ============ ================

Annuitization phase:
   Unit balance at 12/31/96                          --                --               --            --
     Units purchased                                 --                --               --            --
     Units redeemed                                  --                --               --            --
                                          ----------------  -----------------  ------------ ----------------

   Unit balance at 12/31/97                          --                --               --            --
     Units purchased                                 --                --               --            --
     Units redeemed                                  --                --               --            --
                                          ----------------  -----------------  ------------ ----------------

   Unit balance at 12/31/98                           --                 --                --             --
                                          ================  =================  ============ ================

COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements

December 31, 1998 and 1997



                                             LIBERTY                           GOLDMAN SACHS                        KEMPER
                                          ------------   ----------------------------------------------------  ------------------
                                                                Growth
                                            Newport              and                                Global          Dreman High
                                             Tiger              Income            International     Income          Return Equity
                                           -----------   ------------------   -------------------------------  ------------------
Accumulation phase:
   Unit balance at 12/31/96                        --                 --                 --               --              --
     Cova units purchased                          --                 --                 --               --              --
     Cova units redeemed                           --                 --                 --               --              --
     Contract units purchased                      --                 --                 --               --              --
     Contract units transferred, net               --                 --                 --               --              --
     Contract units redeemed                       --                 --                 --               --              --
                                           -----------   ------------------   ------------------  -----------  ------------------

   Unit balance at 12/31/97                        --                 --                 --               --              --
     Cova units purchased                          10                 10                 10               10              10
     Cova units redeemed                          (10)               (10)               (10)             (10)             --
     Contract units purchased                  18,873            298,119             89,807           12,114              --
     Contract units transferred, net           13,289            178,567             23,575            8,062           9,213
     Contract units redeemed                     (226)            (9,011)              (558)          (1,343)             --
                                           -----------   ------------------   ------------------  -----------  ------------------

   Unit balance at 12/31/98                    31,936            467,675            112,824           18,833           9,223
                                           ===========   ==================   ==================  ===========  ==================

Annuitization phase:
   Unit balance at 12/31/96                        --                 --                 --               --              --
     Units purchased                               --                 --                 --               --              --
     Units redeemed                                --                 --                 --               --              --
                                           -----------   ------------------   ------------------  -----------  ------------------

   Unit balance at 12/31/97                        --                 --                 --               --              --
     Units purchased                               --                 --                 --               --              --
     Units redeemed                                --                 --                 --               --              --
                                           -----------   ------------------   ------------------  -----------  ------------------

   Unit balance at 12/31/98                         --                  --                  --                --               --
                                           ===========   ==================   ==================  ===========  ==================

COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements

December 31, 1998 and 1997



                                                                             KEMPER                             MFS
                                                -------------------------------------------------   -----------------------------
                                                 Small Cap        Small Cap           Government
                                                   Growth           Value            Securities       Bond        Research
                                                -------------    -------------   ----------------   ----------   ------------
Accumulation phase:
   Unit balance at 12/31/96                               --               --              --              --             --
     Cova units purchased                                 --               --              --              --             --
     Cova units redeemed                                  --               --              --              --             --
     Contract units purchased                             --               --              --              --             --
     Contract units transferred, net                      --               --              --              --             --
     Contract units redeemed                              --               --              --              --             --
                                                -------------    -------------   ----------------   ----------   ------------

   Unit balance at 12/31/97                               --               --              --              --             --
     Cova units purchased                                 10               10              10              10             10
     Cova units redeemed                                 (10)             (10)            (10)             --            (10)
     Contract units purchased                         61,682          178,532          48,334             245        337,107
     Contract units transferred, net                  15,201           69,892          11,575          16,283        137,437
     Contract units redeemed                            (391)          (3,332)           (197)             --         (9,758)
                                                -------------    -------------   ----------------   ----------   ------------

   Unit balance at 12/31/98                           76,492          245,092          59,712          16,538        464,786
                                                =============    =============   ================   ==========   ============

Annuitization phase:
   Unit balance at 12/31/96                               --               --              --              --             --
     Units purchased                                      --               --              --              --             --
     Units redeemed                                       --               --              --              --             --
                                                -------------    -------------   ----------------   ----------   ------------

   Unit balance at 12/31/97                               --               --              --              --             --
     Units purchased                                      --               --              --              --             --
     Units redeemed                                       --               --              --              --             --
                                                -------------    -------------   ----------------   ----------   ------------

   Unit balance at 12/31/98                               --               --              --              --             --
                                                =============    =============   ================   ==========   ============

COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements

December 31, 1998 and 1997



                                                                            MFS
                                                -----------------------------------------------------------
                                                                                    F&C
                                                  Growth                         Emerging
                                                   with         Emerging          Markets          High
                                                  Income         Growth           Equity          Income
                                                -----------   --------------   --------------   -----------
Accumulation phase:
   Unit balance at 12/31/96                             --               --               --            --
     Cova units purchased                               --               --               --            --
     Cova units redeemed                                --               --               --            --
     Contract units purchased                           --               --               --            --
     Contract units transferred, net                    --               --               --            --
     Contract units redeemed                            --               --               --            --
                                                -----------   --------------   --------------   -----------

   Unit balance at 12/31/97                             --               --               --            --
     Cova units purchased                               10               10               10            10
     Cova units redeemed                               (10)             (10)             (10)          (10)
     Contract units purchased                      416,517          438,345           45,159       164,144
     Contract units transferred, net               171,689          106,215           28,739        57,879
     Contract units redeemed                        (6,772)          (4,901)            (727)       (2,814)
                                                -----------   --------------   --------------   -----------

   Unit balance at 12/31/98                        581,434          539,659           73,171       219,209
                                                ===========   ==============   ==============   ===========

Annuitization phase:
   Unit balance at 12/31/96                             --               --               --            --
     Units purchased                                    --               --               --            --
     Units redeemed                                     --               --               --            --
                                                -----------   --------------   --------------   -----------

   Unit balance at 12/31/97                             --               --               --            --
     Units purchased                                    --               --               --            --
     Units redeemed                                     --               --               --            --
                                                -----------   --------------   --------------   -----------

   Unit balance at 12/31/98                             --               --               --            --
                                                ===========   ==============   ==============   ===========

COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements

December 31, 1998 and 1997



                                            MFS                                Oppenheimer                              Putnam
                                      -------------  --------------------------------------------------------------  -------------
                                                                   Growth                                               Growth
                                           World                    and          High                    Strategic       and
                                        Governments   Growth       Income       Income        Bond         Bond         Income
                                      -------------  ----------  -----------  -----------  -----------  -----------  -------------
Accumulation phase:
   Unit balance at 12/31/96                     --          --           --           --           --           --             --
     Cova units purchased                       --          --           --           --           --           --             --
     Cova units redeemed                        --          --           --           --           --           --             --
     Contract units purchased                   --          --           --           --           --           --             --
     Contract units transferred, net            --          --           --           --           --           --             --
     Contract units redeemed                    --          --           --           --           --           --             --
                                      -------------  ----------  -----------  -----------  -----------  -----------  -------------

   Unit balance at 12/31/97                     --          --           --           --           --           --             --
     Cova units purchased                       10          10           10           10           10           10             10
     Cova units redeemed                        --         (10)         (10)         (10)         (10)         (10)           (10)
     Contract units purchased                  423      83,004      211,120       51,949      320,045       71,817        820,015
     Contract units transferred, net         1,674      19,949       78,591       27,811       86,123       36,774        304,805
     Contract units redeemed                   (25)     (5,792)      (4,881)      (1,247)      (4,178)        (722)        (9,152)
                                      -------------  ----------  -----------  -----------  -----------  -----------  -------------

   Unit balance at 12/31/98                  2,082      97,161      284,830       78,513      401,990      107,869      1,115,668
                                      =============  ==========  ===========  ===========  ===========  ===========  =============

Annuitization phase:
   Unit balance at 12/31/96                     --          --           --           --           --           --             --
     Units purchased                            --          --           --           --           --           --             --
     Units redeemed                             --          --           --           --           --           --             --
                                          ---------  ----------  -----------  -----------  -----------  -----------  -------------

   Unit balance at 12/31/97                     --          --           --           --           --           --             --
     Units purchased                            --          --           --           --           --           --             --
     Units redeemed                             --          --           --           --           --           --             --
                                      -------------  ----------  -----------  -----------  -----------  -----------  -------------

   Unit balance at 12/31/98                     --          --           --           --           --           --             --
                                      =============  ==========  ===========  ===========  ===========  ===========  =============

COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements

December 31, 1998 and 1997


                                                                                  Putnam
                                               ----------------------------------------------------------------------
                                                                                                     International
                                                  New                             International           New
                                                 Value          Vista             Growth             Opportunities
                                               -----------    -----------   --------------------   ------------------
Accumulation phase:
   Unit balance at 12/31/96                            --             --                 --                    --
     Cova units purchased                              --             --                 --                    --
     Cova units redeemed                               --             --                 --                    --
     Contract units purchased                          --             --                 --                    --
     Contract units transferred, net                   --             --                 --                    --
     Contract units redeemed                           --             --                 --                    --
                                               -----------    -----------   --------------------   ------------------

   Unit balance at 12/31/97                            --             --                 --                    --
     Cova units purchased                              10             10                 10                    10
     Cova units redeemed                              (10)           (10)               (10)                  (10)
     Contract units purchased                      16,925        116,318            394,877                38,270
     Contract units transferred, net               25,293         36,195            141,372                14,803
     Contract units redeemed                         (127)        (1,108)            (6,194)                 (264)
                                               -----------    -----------   --------------------   ------------------

   Unit balance at 12/31/98                        42,091        151,405            530,055                52,809
                                               ===========    ===========   ====================   ==================

Annuitization phase:
   Unit balance at 12/31/96                            --             --                 --                    --
     Units purchased                                   --             --                 --                    --
     Units redeemed                                    --             --                 --                    --
                                               -----------    -----------   --------------------   ------------------

   Unit balance at 12/31/97                            --             --                 --                    --
     Units purchased                                   --             --                 --                    --
     Units redeemed                                    --             --                 --                    --
                                               -----------    -----------   --------------------   ------------------

   Unit balance at 12/31/98                             --              --                  --                     --
                                               ===========    ===========   ====================   ==================

COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements

December 31, 1998 and 1997


                                                                         TEMPLETON                            FIDELITY
                                                   -------------------------------------------------------    ----------
                                                                                              Mutual
                                                                           Developing         Shares
                                                     International         Markets          Investments       Growth
                                                   -----------------    --------------   -----------------    ----------
Accumulation phase:
   Unit balance at 12/31/96                                   --                 --                 --               --
     Cova units purchased                                     --                 --                 --               --
     Cova units redeemed                                      --                 --                 --               --
     Contract units purchased                                 --                 --                 --               --
     Contract units transferred, net                          --                 --                 --               --
     Contract units redeemed                                  --                 --                 --               --
                                                   -----------------    --------------   -----------------    ----------

   Unit balance at 12/31/97                                   --                 --                 --               --
     Cova units purchased                                     10                 10                 10               10
     Cova units redeemed                                     (10)               (10)               (10)             (10)
     Contract units purchased                            140,734             72,847             61,499            8,130
     Contract units transferred, net                      26,597             18,743             45,054           (1,021)
     Contract units redeemed                              (2,556)            (1,630)              (518)            (361)
                                                   -----------------    --------------   -----------------    ----------

   Unit balance at 12/31/98                              164,775             89,960            106,035            6,748
                                                   =================    ==============   =================    ==========

Annuitization phase:
   Unit balance at 12/31/96                                   --                 --                 --               --
     Units purchased                                          --                 --                 --               --
     Units redeemed                                           --                 --                 --               --
                                                   -----------------    --------------   -----------------    ----------

   Unit balance at 12/31/97                                   --                 --                 --               --
     Units purchased                                          --                 --                 --               --
     Units redeemed                                           --                 --                 --               --
                                                   -----------------    --------------   -----------------    ----------

   Unit balance at 12/31/98                                    --                  --                  --                --
                                                   =================    ==============   =================    ==========

COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements

December 31, 1998 and 1997



                                                                      FIDELITY
                                           ---------------------------------------------------------------
                                                                  Growth          Growth &       Equity-
                                               Contrafund         Opportunities    Income        Income
                                           --------------------------------------------------   ----------
Accumulation phase:
   Unit balance at 12/31/96                          --                --                 --           --
     Cova units purchased                            --                --                 --           --
     Cova units redeemed                             --                --                 --           --
     Contract units purchased                        --                --                 --           --
     Contract units transferred, net                 --                --                 --           --
     Contract units redeemed                         --                --                 --           --
                                           ---------------  ------------------   ------------   ----------

   Unit balance at 12/31/97                          --                --                 --           --
     Cova units purchased                            10                10                 10           10
     Cova units redeemed                            (10)              (10)               (10)         (10)
     Contract units purchased, net               30,391            11,440             53,646       20,381
     Contract units transferred                   2,056            (1,406)            30,141        4,635
     Contract units redeemed                        (93)             (511)           (13,954)        (884)
                                           ---------------  ------------------   ------------   ----------

   Unit balance at 12/31/98                      32,354             9,523             69,833       24,132
                                           ===============  ==================   ============   ==========

Annuitization phase:
   Unit balance at 12/31/96                          --                --                 --           --
     Units purchased                                 --                --                 --           --
     Units redeemed                                  --                --                 --           --
                                           ---------------  ------------------   ------------   ----------

   Unit balance at 12/31/97                          --                --                 --           --
     Units purchased                                 --                --                 --           --
     Units redeemed                                  --                --                 --           --
                                           ---------------  ------------------   ------------   ----------

   Unit balance at 12/31/98                          --                --                 --           --
                                           ===============  ==================   ============   ==========





                             COVA FINANCIAL SERVICES
                     LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                        Consolidated Financial Statements

                        December 31, 1998, 1997, and 1996

                   (With Independent Auditors' Report Thereon)




                          INDEPENDENT AUDITORS' REPORT



     The Board of Directors and Shareholder
     Cova Financial Services Life Insurance Company:


     We have audited the accompanying consolidated balance sheets of Cova Financial Services Life Insurance Company and subsidiaries (a wholly owned subsidiary of Cova Corporation) (the Company) as of December 31, 1998 and 1997, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Cova Financial Services Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.





     March 4, 1999

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                           Consolidated Balance Sheets

                           December 31, 1998 and 1997


                                       ASSETS                                              1998           1997
                                                                                       -------------  -------------
                                                                                             (IN THOUSANDS)
Investments:
    Debt securities available-for-sale, at fair value (cost of
      $1,375,198 in 1998 and $1,269,362 in 1997)                                     $    1,371,513      1,280,247
    Equity securities, at fair value                                                          9,037             --
    Mortgage loans, net of allowance for potential loan loss
      of $510 in 1998 and $237 in 1997                                                      312,865        348,206
    Policy loans                                                                             26,295         24,228
                                                                                       -------------  -------------

             Total investments                                                            1,719,710      1,652,681


Cash and cash equivalents - interest-bearing                                                 94,770         12,910
Cash - noninterest-bearing                                                                    5,008          3,666
Receivable from sale of securities                                                            5,845          1,870
Accrued investment income                                                                    21,505         20,602
Deferred policy acquisition costs                                                           131,973         84,326
Present value of future profits                                                              42,230         41,486
Goodwill                                                                                     18,585         19,717
Deferred tax asset, net                                                                       4,786          7,933
Receivable from OakRe                                                                       720,904      1,426,261
Due from affiliates                                                                         246,198        127,599
Other assets                                                                                    829          2,184
Separate account assets                                                                   1,832,396      1,108,125
                                                                                       -------------  -------------

             Total assets                                                            $    4,844,739      4,509,360
                                                                                       =============  =============


See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                     Consolidated Balance Sheets, Continued

                           December 31, 1998 and 1997


                       LIABILITIES AND SHAREHOLDER'S EQUITY                               1998            1997
                                                                                       ------------   -------------
                                                                                             (IN THOUSANDS)
Liabilities:
    Policyholder deposits                                                            $   2,643,124       3,098,287
    Future policy benefits                                                                  54,336          38,361
    Payable on return of collateral on loaned securities                                    25,923              --
    Payable on purchase of securities                                                        1,040           7,261
    Federal and state income taxes payable                                                     446           1,312
    Accounts payable and other liabilities                                                  18,714          21,912
    Future purchase price payable to OakRe                                                   6,976          12,173
    Guaranty fund assessments                                                                9,700           9,700
    Separate account liabilities                                                         1,832,394       1,107,816
                                                                                       ------------   -------------

             Total liabilities                                                           4,592,653       4,296,822
                                                                                       ------------   -------------

Shareholder's equity:
    Common stock, $2 par value.  (Authorized
      5,000,000 shares; issued and outstanding
      2,899,466 shares in 1998 and 1997)                                                      5,799           5,799
    Additional paid-in capital                                                             220,491         191,491
    Retained earnings                                                                       26,410          12,516
    Accumulated other comprehensive
      income - net of tax                                                                     (614)          2,732
                                                                                       ------------   -------------

             Total shareholder's equity                                                    252,086         212,538
                                                                                       ------------   -------------

             Total liabilities and shareholder's equity                              $   4,844,739       4,509,360
                                                                                       ============   =============


See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                        Consolidated Statements of Income

                  Years ended December 31, 1998, 1997, and 1996


                                                             1998         1997        1996
                                                          -----------  -----------  ----------
                                                                    (in thousands)
Revenues:
    Premiums                                            $     23,875        9,368       3,154
    Net investment income                                    127,812      111,661      70,629
    Net realized gains (losses) on sales
      of investments                                          (1,600)         563         472
    Separate account fees                                     20,820       12,455       7,205
    Other income                                               5,372        4,950       3,304
                                                          -----------  -----------  ----------

             Total revenues                                  176,279      138,997      84,764
                                                          -----------  -----------  ----------

Benefits and expenses:
    Interest on policyholder deposits                         93,759       81,129      50,100
    Current and future policy benefits                        25,225       11,496       5,130
    Operating and other expenses                              27,190       21,758      16,557
    Amortization of purchased
      intangible assets                                        3,445        3,668       2,332
    Amortization of deferred policy
      acquisition costs                                        9,393        6,307       4,389
                                                          -----------  -----------  ----------

             Total benefits and expenses                     159,012      124,358      78,508
                                                          -----------  -----------  ----------

             Income before income taxes                       17,267       14,639       6,256
                                                          -----------  -----------  ----------

Income tax expense (benefit):
    Current                                                   (1,576)       1,951       1,740
    Deferred                                                   4,949        3,710         915
                                                          -----------  -----------  ----------

             Total income tax expense                          3,373        5,661       2,655
                                                          -----------  -----------  ----------

             Net income                                 $     13,894        8,978       3,601
                                                          ===========  ===========  ==========


See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1998, 1997, and 1996


                                                                              1998          1997         1996
                                                                           -----------   -----------  -----------
                                                                                      (in thousands)
Common stock, balance at beginning
    and end of period                                                    $      5,799         5,799        5,799
                                                                           -----------   -----------  -----------

Additional paid-in capital:
    Balance at beginning of period                                            191,491       166,491      129,586
    Capital contribution                                                       29,000        25,000       36,905
                                                                           -----------   -----------  -----------

Balance at end of period                                                      220,491       191,491      166,491
                                                                           -----------   -----------  -----------

Retained earnings (deficit):
    Balance at beginning of period                                             12,516         3,538          (63)
    Net income                                                                 13,894         8,978        3,601
                                                                           -----------   -----------  -----------

Balance at end of period                                                       26,410        12,516        3,538
                                                                           -----------   -----------  -----------

Accumulated other comprehensive income:
    Balance at beginning of period                                              2,732          (784)       2,764
    Change in unrealized appreciation
      (depreciation) of debt and equity
      securities                                                              (14,571)       14,077      (13,915)
    Deferred federal income tax impact                                          1,801        (1,893)       1,910
    Change in deferred policy acquisition costs attributable
      to unrealized depreciation (appreciation)                                 6,996        (5,342)       1,561
    Change in present value of future profits
      attributable to unrealized depreciation (appreciation)                    2,428        (3,326)       6,896
                                                                           -----------   -----------  -----------

Balance at end of period                                                         (614)        2,732         (784)
                                                                           -----------   -----------  -----------

             Total shareholder's equity                                  $    252,086       212,538      175,044
                                                                           ===========   ===========  ===========

Total comprehensive income:
    Net income                                                           $     13,894         8,978        3,601
    Other comprehensive income (change in net unrealized
      appreciation (depreciation) of debt and equity securities)               (3,346)        3,516       (3,548)
                                                                           -----------   -----------  -----------

             Total comprehensive income                                  $     10,548        12,494           53
                                                                           ===========   ===========  ===========


See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 1998, 1997, and 1996


                                                                             1998          1997          1996
                                                                         -------------  ------------  ------------
                                                                                             (in thousands)
Reconciliations of net income to net cash provided by
  operating activities:
      Net income                                                       $       13,894         8,978         3,601
      Adjustments to reconcile net income to net
        cash provided by operating activities:
           Increase in future policy benefits                                  15,975         6,019           680
           Increase (decrease) in payables and
             accrued liabilities                                               (3,198)       (1,194)        2,900
           Increase in accrued investment income                                 (903)       (5,591)       (4,778)
           Amortization of intangible assets and                               12,838         9,975         6,721
             deferred policy acquisition costs
           Amortization and accretion of securities
             premiums and discounts                                            (1,767)        1,664         2,751
           Recapture commissions paid to OakRe                                 (5,197)       (4,837)       (4,483)
           Net realized loss (gain) on sale of investments                      1,600          (563)         (472)
           Interest accumulated on policyholder deposits                       93,759        81,129        50,100
           Increase (decrease) in current and
             deferred federal income taxes                                      2,281         5,917          (351)
           Separate account net income                                            (12)       (2,637)       (2,008)
           Commissions and expenses deferred                                  (50,044)      (46,142)      (34,803)
           Other                                                               (3,566)       (3,537)         (578)
                                                                         -------------  ------------  ------------

             Net cash provided by operating activities                         75,660        49,181        19,280
                                                                         -------------  ------------  ------------

Cash flows from investing activities:
    Cash used in the purchase of investment securities                       (733,049)     (809,814)     (715,274)
    Proceeds from investment securities sold and matured                      642,481       382,783       262,083
    Other                                                                      (1,159)       15,400       (14,166)
                                                                         -------------  ------------  ------------

             Net cash used in investing activities                     $      (91,727)     (411,631)     (467,357)
                                                                         -------------  ------------  ------------


See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                Consolidated Statements of Cash Flows, Continued

                  Years ended December 31, 1998, 1997, and 1996


                                                                                  1998          1997          1996
                                                                              -------------  ------------  ------------
                                                                                                  (in thousands)
Cash flows from financing activities:
    Policyholder deposits                                                   $    1,014,075       841,174       446,784
    Transfers from OakRe                                                           812,520       637,168       574,010
    Transfer to separate accounts                                                 (789,872)     (450,303)     (126,797)
    Return of policyholder deposits                                               (889,202)     (597,425)     (491,025)
    Proceeds from security collaterals on securities lending                        25,923            --            --
    Transfers to RGA                                                              (103,175)     (120,411)           --
    Capital contributions received                                                  29,000        25,000        20,000
                                                                              -------------  ------------  ------------

             Net cash provided by financing activities                              99,269       335,203       422,972
                                                                              -------------  ------------  ------------

             Increase (decrease) in cash and
               cash equivalents                                                     83,202       (27,247)      (25,105)

Cash and cash equivalents at beginning of period                                    16,576        43,823        62,256
CFLIC contributed cash (note 9)                                                         --            --         6,672
                                                                              -------------  ------------  ------------

Cash and cash equivalents at end of period                                  $       99,778        16,576        43,823
                                                                              =============  ============  ============

See accompanying notes to consolidated financial statements.


                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997, and 1996



  (1)   NATURE OF BUSINESS AND ORGANIZATION

              NATURE OF THE BUSINESS

              Cova Financial Services Life Insurance Company (CFSLIC) and subsidiaries (the Company) market and service single premium deferred annuities, immediate annuities, variable annuities, term life, single premium variable universal life, and single premium whole life insurance policies. The Company is licensed to do business in 47 states and the District of Columbia. Most of the policies issued present no significant mortality nor longevity risk to the Company, but rather represent investment deposits by the policyholders. Single premium whole life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

              Under the deferred fixed annuity contracts, interest rates credited to policyholder deposits are guaranteed by the Company for periods from one to ten years, but in no case may renewal rates be less than 3%. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates. Policyholders also may incur certain federal income tax penalties on withdrawals.

              Under the variable annuity contracts, policyholder deposits are allocated to various separate account sub-accounts or the general accounts. A sub-account is valued at the sum of market values of the securities in its underlying investment portfolio. The contract value allocated to a sub-account will fluctuate based on the performance of the sub-accounts. The contract value allocated to the general accounts is credited with a fixed interest rate for a specified period. The Company may assess surrender fees against amounts withdrawn prior to the end of the withdrawal charge period. Policyholders also may incur certain federal income tax penalties on withdrawals.

              Under the single premium variable life contracts, policyholder deposits are allocated to various separate account sub-accounts. The account value allocated to a sub-account will fluctuate based on the performance of the sub-accounts. The Company guarantees a minimum death benefit to be paid to the beneficiaries upon the death of the insured. The Company may assess surrender fees against amounts withdrawn prior to the end of the surrender charge period. A deferred premium tax may also be assessed against amounts withdrawn in the first ten years. Policyholders may also incur certain federal income tax penalties on withdrawals.

              Under the term life insurance policies, policyholders pay a level premium over a certain period of time to guarantee a death benefit will be paid to the beneficiaries upon the death of the insured. This policy has no cash accumulation available to the policyholder.

              Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 89%, 73%, and 66% of the Company's sales have been through two specific brokerage firms, A.
              G. Edwards & Sons, Incorporated and Edward Jones & Company in 1998, 1997, and 1996, respectively.

              ORGANIZATION

              CFSLIC, formerly Xerox Financial Services Life Insurance Company (XFSLIC), is a wholly owned subsidiary of Cova Corporation, a subsidiary of General American Life Insurance Company (GALIC), a Missouri domiciled life insurance company. When Cova Corporation purchased CSFLIC from Xerox Financial Services, Inc. (XFSI), a wholly owned subsidiary of Xerox Corporation, it entered into a financing reinsurance transaction with OakRe Life Insurance Company (OakRe), a subsidiary of XFSLIC, to assume the economic benefits and risks of the existing single premium deferred annuity deposits (SPDAs) of CFSLIC. Ownership of OakRe was retained by XFSI subsequent to the sale of XFSLIC and other affiliates. The receivable from OakRe to the Company that was created by this transaction will be liquidated over the remaining crediting rate guaranty periods which will be substantially expired by the end of the year 2000, from the transfer of cash in the amount of the then current account value, less a recapture commission fee to OakRe on policies retained beyond their 30-day-no-fee surrender window by the Company, upon the next crediting rate reset date of each annuity policy. The Company may then reinvest that cash for those policies that are retained and thereafter assume the benefits and risks of those deposits.

              In the event that both OakRe and XFSI default on the receivable, the Company may draw funds from a standby bank irrevocable letter of credit established by XFSI in the amount of $500 million. No funds were drawn on this letter of credit during the periods ended December 31, 1998 and 1997.

              In substance, terms of the agreement have allowed the seller, XFSI, to retain substantially all of the existing financial benefits and risks of the existing business, while the purchaser, GALIC, obtained the corporate operating and product licenses, marketing, and administrative capabilities of the Company and access to the retention of the policyholder deposit base that persists beyond the next crediting rate reset date.

              The Company owns 100% of the outstanding shares of First Cova Life Insurance Company (a New York domiciled insurance company) (FCLIC) and Cova Financial Life Insurance Company (a California domiciled insurance company) (CFLIC). Ownership of CFLIC was obtained on December 31, 1996 as the result of a capital contribution by Cova Corporation. The Company has presented the consolidated financial position and results of operations for its subsidiaries from the dates of actual ownership (see note 9).


  (2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

              DEBT SECURITIES

              Investments in all debt securities with readily determinable market values are classified into one of three categories: held to maturity, trading, or available-for-sale. Classification of investments is based on management's current intent. All debt securities at December 31, 1998 and 1997 were classified as available-for-sale. Securities available-for-sale are carried at fair value, with unrealized holding gains and losses reported as accumulated other comprehensive income in the shareholder's equity, net of deferred effects of income tax and related effects on deferred acquisition costs and present value of future profits.

              Amortization of the discount or premium from the purchase of mortgage-backed bonds is recognized using a level-yield method which considers the estimated timing and amount of prepayments of the underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments previously anticipated and the actual prepayments received and currently anticipated. When such a difference occurs, the net investment in the mortgage-backed bond is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the bond, with a corresponding charge or credit to interest income (the "retrospective method").

              A realized loss is recognized and charged against income if the Company's carrying value in a particular investment in the available-for-sale category has experienced a significant decline in fair value that is deemed to be other than temporary.

              Investment income is recorded when earned. Realized capital gains and losses on the sale of investments are determined on the basis of specific costs of investments and are credited or charged to income. Gains or losses on financial future or option contracts which qualify as hedges of investments are treated as basis adjustments and are recognized in income over the life of the hedged investments.

              EQUITY SECURITIES

              Equity securities represent investments in nonredeemable preferred stock and common stock warrants. These securities are carried at fair value, which is determined primarily through published quotes of trading values. Changes to adjust the carrying value are reported directly in shareholder's equity. Other-than-temporary declines below cost are recorded as realized losses.

              MORTGAGE LOANS AND POLICY LOANS

              Mortgage loans and policy loans are carried at their unpaid principal balances. An allowance for mortgage loan losses is established based on an evaluation of the mortgage loan portfolio, past credit loss experience, and current economic conditions.

              Reserves for loans are established when the Company determines that collection of all amounts due under the contractual terms is doubtful and are calculated in conformity with Statement of Financial Accounting Standards (SFAS) No. 114, Accounting by Creditors for Impairment of a Loan, as amended by SFAS No. 118, Accounting by Creditors for Impairment of a Loan -Income Recognition and Disclosures.

              The Company had no impaired loans, and the valuation allowance for potential losses on mortgage loans was $510,000 and $237,000, at December 31, 1998 and 1997, respectively.

              CASH AND CASH EQUIVALENTS

              Cash and cash equivalents include currency and demand deposits in banks, U.S. Treasury bills, money market accounts, and commercial paper with maturities under 90 days, which are not otherwise restricted.

              SEPARATE ACCOUNT ASSETS

              Separate accounts contain segregated assets of the Company that are specifically assigned to variable annuity or life policyholders in the separate accounts and are not available to other creditors of the Company. The earnings of separate account investments are also assigned to the policyholders in the separate accounts, and are not guaranteed or supported by the other general investments of the Company. The Company earns mortality and expense risk fees from the separate account and assesses withdrawal charges in the event of early withdrawals. Separate account assets are carried at fair value.

              In order to provide for optimum policyholder returns and to allow for the replication of the investment performance of existing "cloned" mutual funds, the Company has periodically transferred capital to the separate account to provide for the initial purchase of investments in new portfolios. As additional funds have been received through policyholder deposits, the Company has periodically reduced its capital investment in the separate accounts. The Company's capital investment in the separate accounts as of December 31, 1998 and 1997, is presented in note 3.

              DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business which vary with and are directly related to the production of new business, principally commissions, premium taxes, sales costs, and certain policy issuance and underwriting costs, are deferred. These deferred costs are amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities gains and losses, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of deferred policy acquisition costs is adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from the inception of the policies and contracts. The amortization and adjustments resulting from unrealized gains and losses are not recognized currently in income but as an offset to the accumulated other comprehensive income component of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

              The components of deferred policy acquisition costs are shown below. The effects on deferred policy acquisition costs of the consolidation of CFLIC (see note 9) with the Company are presented separately.

                                                                      1998          1997          1996
                                                                   ------------  ------------ -------------
                                                                               (IN THOUSANDS)
Deferred policy acquisition costs, beginning of period           $    84,326        49,833       14,468
Commissions and expenses deferred                                     50,044        46,142       34,803
Amortization                                                          (9,393)       (6,307)      (4,389)
Deferred policy acquisition costs attributable to
    unrealized depreciation (appreciation)                             6,996        (5,342)       1,561
Effects on deferred policy acquisition costs of CFLIC
    consolidation                                                        --             --        3,390
                                                                   ------------  ------------ -------------

Deferred policy acquisition costs, end of period                 $   131,973        84,326       49,833
                                                                   ============  ============ =============

              PURCHASE-RELATED INTANGIBLE ASSETS AND LIABILITIES

              In accordance with the purchase method of accounting for business combinations, two intangible assets and a future payable related to accrued purchase price consideration were established as of the purchase date.

                  Present Value of Future Profits

                  The Company established an intangible asset which represents the present value of future profits (PVFP) to be derived from both the purchased and transferred blocks of business. Certain estimates were utilized in the computation of this asset including estimates of future policy retention, investment income, interest credited to policyholders, surrender fees, mortality costs, and policy maintenance costs discounted at a pretax rate of 18% (12% net after tax).

                  In addition, as the Company has the option of retaining its SPDA policies after they reach their next interest rate reset date and are recaptured from OakRe, a component of this asset represents estimates of future profits on recaptured business. This asset will be amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities appreciation and depreciation, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of present value of future profits will be adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from inception. The amortization and adjustments resulting from unrealized appreciation and depreciation are not recognized currently in income but as an offset to the accumulated other comprehensive income reflected as a separate component of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

                  Based on current assumptions, amortization of the original in-force PVFP asset, expressed as a percentage of the original in-force asset, is projected to be 4.8%, 6.2%, 6.9%, 7.3%, and 7.1% for the years ended December 31, 1999 through 2003, respectively. Actual amortization incurred during these years may be more or less as assumptions are modified to incorporate actual results.

                  During 1996, the Company adjusted its original purchase accounting to include a revised estimate of the ultimate renewal (recapture) rate. This adjustment resulted in a reallocation of the net purchased intangible asset between PVFP, goodwill, and the future payable. This final allocation and the resulting impact on inception to date amortization was recorded, in its entirety, in 1996.

                  The components of PVFP are shown below. The effects on PVFP of the consolidation of CFLIC (see note 9) with the Company are presented separately.

                                                                  1998          1997          1996
                                                               ------------  ------------ -------------
                                                                           (IN THOUSANDS)
PVFP - beginning of period                                   $    41,486         46,389      38,155
Net amortization                                                  (1,684)        (1,577)       (473)
Present value of future profits attributable to unrealized
    depreciation (appreciation)                                    2,428         (3,326)      6,896
Adjustment due to revised push-down purchase accounting
                                                                       --              --         698
Effects on present value of future profits of CFLIC
    consolidation                                                     --             --       1,113
                                                               ------------  ------------ -------------

   PVFP - end of period                                      $    42,230         41,486      46,389
                                                               ============  ============ =============


Goodwill

Under the push-down method of purchase accounting, the excess of purchase price over the fair value of tangible and intangible assets and liabilities acquired is established as an asset and referred to as goodwill. The Company has elected to amortize goodwill on the straight-line basis over a 20-year period. The components of goodwill are shown below. The effects on goodwill of the consolidation of CFLIC (see note 9) with the Company are presented separately.


                                                                    1998         1997         1996
                                                                 -----------  ------------ ------------
                                                                            (IN THOUSANDS)
Goodwill - beginning of period                                 $    19,717       20,849       23,358
Amortization                                                        (1,132)      (1,132)        (916)
Adjustment due to revised push-down purchase accounting
                                                                         --            --       (3,626)
Effects on goodwill of CFLIC consolidation                              --           --        2,033
                                                                 -----------  ------------ ------------

Goodwill - end of period                                       $    18,585       19,717       20,849
                                                                 ===========  ============ ============

                  Future Payable

                  Pursuant to the financial reinsurance agreement with OakRe, the receivable from OakRe becomes due in installments when the SPDA policies reach their next crediting rate reset date. For any recaptured policies that continue in force into the next guarantee period, the Company will pay a commission to OakRe of 1.75% up to 40% of policy account values originally reinsured and 3.50% thereafter. On policies that are recaptured and subsequently exchanged to a variable annuity policy, the Company will pay a commission to OakRe of 0.50%.

                  The Company has recorded a future payable that represents the present value of the anticipated future commission payments payable to OakRe over the remaining life of the financial reinsurance agreement discounted at an estimated borrowing rate of 6.50%. This liability represents a contingent purchase price payable for the policies transferred to OakRe on the purchase date and has been pushed down to the Company through the financial reinsurance agreement. The Company expects that this payable will be substantially extinguished by the end of the year 2000.


The components of this future payable are shown below. The effects on the future payable on the consolidation of CFLIC (see note 9) with the Company are presented separately.

                                                                    1998         1997         1996
                                                                 -----------  ------------  ----------
                                                                            (IN THOUSANDS)
Future payable - beginning of period                           $    12,173       16,051       23,967
Interest added                                                         629          959          943
Payments to OakRe                                                   (5,826)      (4,837)      (4,483)
Adjustment due to revised push-down purchase
    accounting                                                          --           --       (5,059)
Effects on goodwill of CFLIC consolidation                              --           --          683
                                                                 -----------  ------------ -----------

Future payable - end of period                                 $     6,976       12,173       16,051
                                                                 ===========  ============ ===========

              DEFERRED TAX ASSETS AND LIABILITIES

              XFSI and GALIC agreed to file an election to treat the acquisition of the Company as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of that election, the tax basis of the Company's assets as of the date of acquisition was revalued based upon fair market values. The principal effect of the election was to establish a tax asset on the tax-basis consolidated balance sheet of approximately $37.9 million for the value of the business acquired that is amortizable for tax purposes over ten to fifteen years.

              POLICYHOLDER DEPOSITS

              The Company recognizes its liability for policy amounts that are not subject to policyholder mortality nor longevity risk at the stated contract value, which is the sum of the original deposit and accumulated interest, less any withdrawals. The average weighted interest crediting rate on the Company's policyholder deposits as of December 31, 1998 was 5.86%.

              FUTURE POLICY BENEFITS

              Reserves are held for future policy benefits that subject the Company to risks to make payments contingent upon the continued survival of an individual or couple (longevity risk). These reserves are valued at the present value of estimated future benefits discounted for interest, expenses, and mortality. The assumed mortality is the 1983 Individual Annuity Mortality Tables discounted at 5.50% to 8.50%, depending upon year of issue.

              Current mortality benefits payable are recorded for reported claims and estimates of amounts incurred but not reported.

              PREMIUM REVENUE

              The Company recognizes premium revenue at the time of issue on annuity policies that subject it to longevity risks. Amounts collected on annuity policies not subject to longevity risk are recorded as increases in the policyholder deposits liability. For term and single premium variable life products, premiums are recognized as revenue when due.

              OTHER INCOME

              Other income consists primarily of policy surrender charges, servicing fee from OakRe for administrating their policies, and advisory fees received from GALIC for advisory services rendered on their individual annuity products.

              FEDERAL INCOME TAXES

              The Company files a consolidated income tax return with its subsidiaries. Allocations of federal income taxes are based upon separate return calculations.

              Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amount of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

              RISKS AND UNCERTAINTIES

              In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period.
              Actual results could differ significantly from those estimates.

              The following elements of the consolidated financial statements are most affected by the use of estimates and assumptions:

                   -  Investment valuation
                   -  Amortization of deferred policy acquisition costs
                   -  Amortization of present value of future profits
                   -  Recoverability of goodwill

              The fair value of the Company's investments is subject to the risk that interest rates will change and cause a temporary increase or decrease in the liquidation value of debt securities. To the extent that fluctuations in interest rates cause the cash flows of assets and liabilities to change, the Company might have to liquidate assets prior to their maturity and recognize a gain or loss. Interest rate exposure for the investment portfolio is managed through asset/liability management techniques which attempt to control the risks presented by differences in the probable cash flows and reinvestment of assets with the timing of crediting rate changes in the Company's policies and contracts. Changes in the estimated prepayments of mortgage-backed securities also may cause retrospective changes in the amortization period of securities and the related recognition of income.

              The amortization of deferred policy acquisition costs is based on estimates of long-term future gross profits from existing policies. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the deferred expense.

              In a similar manner, the amortization of PVFP is based on estimates of long-term future profits from existing policies when the Company was purchased by GALIC and policies recaptured from OakRe. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the asset.

              The Company has considered the recoverability of goodwill and has concluded that no circumstances have occurred which would give rise to impairment of goodwill at December 31, 1998.

              FAIR VALUE OF FINANCIAL INSTRUMENTS

              SFAS No. 107, Disclosures About Fair Value of Financial Instruments, applies fair value disclosure practices with regard to financial instruments, both assets and liabilities, for which it is practical to estimate fair value. In cases where quoted market prices are not readily available, fair values are based on estimates that use present value or other valuation techniques.

              These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, might not be realized in the immediate settlement of the instruments. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Because of this, and further because the value of a business is also based upon its anticipated earning power, the aggregate fair value amounts represented do not present the underlying value of the Company.

              The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

                  Cash and Cash Equivalents, Short-term Investments,
                      and Accrued Investment Income

                  The carrying value amounts reported in the consolidated balance sheets for these instruments approximate their fair values. Short-term debt securities are considered available-for-sale.

                  Investment Securities and Mortgage Loans
                     (Including Mortgage-backed Securities)

                  Fair values of debt securities are based on quoted market prices, where available. For debt securities not actively traded, fair value estimates are obtained from independent pricing services. In some cases, such as private placements, certain mortgage-backed securities, and mortgage loans, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments (see note 3 for fair value disclosures).

                  Policy Loans

                  Fair values of policy loans approximate carrying value as the interest rates on the majority of policy loans are reset periodically and, therefore, approximate current interest rates.

                  Interest Rate Swaps and Financial Futures Contracts

                  The fair value of interest rate swaps and financial futures contracts are the amounts the Company would receive or pay to terminate the contracts at the reporting date, thereby taking into account the current unrealized gains or losses of open contracts. Amounts are based on quoted market prices or pricing models or formulas using current assumptions (see note 5 for fair value disclosures).

                  Investment Contracts

                  The Company's policy contracts require the beneficiaries to commence receipt of payments by the later of age 85 or 10 years after purchase, and substantially all permit earlier surrenders, generally subject to fees and adjustments. Fair values for the Company's liabilities for investment type contracts (policyholder deposits) are estimated as the amount payable on demand. As of December 31, 1998 and 1997, the cash surrender value of policyholder deposits was approximately $103.2 million and $151.5 million less than their stated carrying value. Of the contracts permitting surrender, substantially all provide the option to surrender without fee or adjustment during the 30 days following reset of guaranteed crediting rates. The Company has not determined a practical method to determine the present value of this option.

                  All of the Company's deposit obligations are fully guaranteed by the acquirer, GALIC, and the receivable from OakRe equal to the SPDA obligations is guaranteed by OakRe's parent, XFSI.

              REINSURANCE

              Effective in December 1998, the Company entered into a financing reinsurance agreement with GALIC. The reinsurance agreement provides that the Company will reinsurance a block of annuity business issued by GALIC on a 36% coinsurance basis. The Company recognized income and a corresponding receivable for $1.6 million related to the reinsurance agreement.

              The financing reinsurance agreement entered into with OakRe as a condition to the purchase of the Company does not meet the conditions for reinsurance accounting under generally accepted accounting principles (GAAP). The net assets initially transferred to OakRe were established as a receivable and are subsequently increased as interest is accrued on the underlying liabilities and decreased as funds are transferred back to the Company when policies reach their crediting rate reset date or benefits are claimed.

              During 1997, the Company entered into a financing reinsurance agreement with RGA Reinsurance Company (RGA), an affiliate, related to certain of the Company's single premium deferred annuity products. The agreement contains recapture provisions, at the option of the Company, beginning in 1999 at a rate of 20% per year. Deposits recorded under the contract were approximately $219 million and $120 million and are reflected as policyholder deposits in the consolidated balance sheets at December 31, 1998 and 1997, respectively.

              RECENTLY ADOPTED ACCOUNTING STANDARDS

              On January 1, 1998, SFAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, became fully effective. Previously, the Financial Accounting Standards Board (the FASB) had deferred until that date certain provisions of SFAS No. 125 pertaining to repurchase agreements, securities lending, and similar financing transactions. As a result of adopting the deferred provisions of SFAS No. 125, the Company has recognized on its December 31, 1998 consolidated balance sheet cash of approximately $25,923,000 related to collateral controlled on securities lending transactions and a corresponding obligation to return such collateral at the termination of such transactions. Restatement of prior period financial statements is not permitted.

              In June 1997, the Financial Accounting Standards Board issued SFAS No. 130, Reporting Comprehensive Income. SFAS No. 130 establishes standards for the reporting and display of comprehensive income and its components in the financial statements. SFAS No. 130 is effective for the fiscal year beginning after December 15, 1997. Reclassification of financial statements for earlier periods provided is required for comparative purposes. The Company has elected to adopt SFAS No. 130 in 1998. The adoption of SFAS No. 130 has no impact on the Company's consolidated net income or shareholder's equity. The Company's only component of accumulated other comprehensive income relates to unrealized appreciation and depreciation on debt and equity securities.

              RECENTLY ISSUED ACCOUNTING STANDARD

              SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, was issued in June 1998. SFAS No. 133 requires all derivative instruments to be recorded on the balance sheet at estimated fair value. The Company's present accounting policies would apply such accounting treatment only to marketable securities as defined under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and to off-balance sheet derivative instruments. SFAS No. 133 will broaden the definition of derivative instruments to include all classes of financial assets and liabilities. It also will require separate disclosure of identifiable derivative instruments embedded in hybrid securities. Change in the fair value of derivative instruments is to be recorded each period either in current earnings or other comprehensive income, depending on whether a derivative is designed as part of a hedge transaction and, if it is, on the type of hedge transaction.

              SFAS No. 133 is effective for the Company beginning January 1, 2000. The Company's management is currently evaluating the impact of SFAS No. 133; at present, the management does not believe it will have a material effect on the Company's consolidated financial position or results of operations.

              OTHER

              Certain 1997 and 1996 amounts have been reclassified to conform to the 1998 presentation.

  (3)  INVESTMENTS

       The Company's investments in debt and equity securities are considered available-for-sale and carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as a separate component of shareholder's equity. The amortized cost, estimated fair value, and carrying value of investments at December 31, 1998 and 1997, are as follows:

                                                                       1998
                                   -----------------------------------------------------------------------------
                                                       GROSS          GROSS         ESTIMATED
                                     AMORTIZED      UNREALIZED      UNREALIZED         FAIR         CARRYING
                                       COST            GAINS          LOSSES          VALUE           VALUE
                                   --------------  -------------- --------------- --------------- --------------
                                                                  (IN THOUSANDS)
Debt securities:
    U.S. Government
       treasuries                $       28,288            249            (84)          28,453          28,453
    Collateralized mortgage
    obligations                         303,577          3,067         (1,571)         305,073         305,073
    Corporate, state,
    municipalities, and
    political subdivisions            1,043,333         19,736        (25,082)       1,037,987       1,037,987
                                   --------------  -------------- --------------- --------------- --------------

        Total debt securities         1,375,198         23,052        (26,737)       1,371,513       1,371,513

Equity securities                         9,037             --             --            9,037           9,037
Mortgage loans (net)                    312,865         17,500             --          330,365         312,865
Policy loans                             26,295             --             --           26,295          26,295
                                   --------------  -------------- --------------- --------------- --------------

        Total investments        $    1,723,395         40,552        (26,737)       1,737,210       1,719,710
                                   ==============  ============== =============== =============== ==============

Company's beneficial interest
    in separate accounts
                                 $            2             --             --                2               2
                                   ==============  ============== =============== =============== ==============


                                                                       1997
                                   -----------------------------------------------------------------------------
                                                       GROSS          GROSS         ESTIMATED
                                     AMORTIZED      UNREALIZED      UNREALIZED         FAIR         CARRYING
                                       COST            GAINS          LOSSES          VALUE           VALUE
                                   --------------  -------------- --------------- --------------- --------------
                                                                  (IN THOUSANDS)
Debt securities:
    U.S. Government
    treasuries                   $        8,067            121             --            8,188           8,188
    Collateralized mortgage
    obligations                         370,802          4,504           (524)         374,782         374,782
    Corporate, state,
    municipalities, and
    political subdivisions              890,493         14,867         (8,083)         897,277         897,277
                                   --------------  -------------- --------------- --------------- --------------

        Total debt securities         1,269,362         19,492         (8,607)       1,280,247       1,280,247

Mortgage loans (net)                    348,206         24,346             --          372,552         348,206
Policy loans                             24,228             --             --           24,228          24,228
                                   --------------  -------------- --------------- --------------- --------------

        Total investments        $    1,641,796         43,838         (8,607)       1,677,027       1,652,681
                                   ==============  ============== =============== =============== ==============

Company's beneficial interest
    in separate accounts
                                 $          300              9             --              309             309
                                   ==============  ============== =============== =============== ==============

The amortized cost and estimated fair value of debt securities at December 31, 1998, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they require monthly principal installments and mortgagees may prepay principal.

                                                             1998
                                                  ------------------------------
                                                                   ESTIMATED
                                                   AMORTIZED         FAIR
                                                      COST          VALUE
                                                  --------------  --------------
                                                        (IN THOUSANDS)
Less than one year                              $       55,653          54,942
Due after one year through five years                  504,712         498,469
Due after five years through ten years                 390,086         392,828
Due after ten years                                    121,170         120,201
Mortgage-backed securities                             303,577         305,073
                                                  --------------  --------------

              Total                             $    1,375,198       1,371,513
                                                  ==============  ==============

        At December 31, 1998, approximately 89.8% of the Company's debt securities are investment grade or are nonrated but considered to be of investment grade. Of the 10.2% noninvestment grade debt securities, 7.4% are rated as BB, 2.4% are rated as B, and 0.4% are rated C and treated as impaired.

        The Company participates in a securities lending program whereby certain securities are loaned to third parties, primarily major brokerage firms. The agreement with a custodian bank facilitating such lending requires a minimum of 102% of the initial market value of the domestic loaned securities to be maintained in a collateral pool. To further minimize the credit risk related to this lending program, the Company monitors the financial condition of the counterparties to these agreements. Securities loaned at December 31, 1998 had market values totaling $25,247,750. Cash of $25,923,295 was held as collateral to secure this agreement.
        Income on the Company's security lending program in 1998 was immaterial.

        The Company had two impaired debt securities, of which one became nonincome producing on December 31, 1998. All debt securities were income producing at December 31, 1997.

The components of investment income, realized capital gains (losses), and unrealized appreciation (depreciation) are as follows:
                                                                            1998          1997          1996
                                                                         ------------  ------------ -------------
                                                                                     (IN THOUSANDS)
Income on debt securities                                              $    94,876        84,203       53,632
Income on short-term investments                                             2,720         2,265        2,156
Income on interest rate swaps                                                   71            43           --
Income on policy loans                                                       1,980         1,852        1,454
Interest on mortgage loans                                                  28,650        24,890       13,633
Income on separate account investments                                          13         2,637          772
Loss on derivatives                                                             --        (2,035)      (1,640)
Miscellaneous interest                                                       1,644          (258)       1,773
                                                                         ------------  ------------ -------------

              Total investment income                                      129,954       113,597       71,780

Investment expenses                                                         (2,142)       (1,936)      (1,151)
                                                                         ------------  ------------ -------------

              Net investment income                                    $   127,812       111,661       70,629

Net realized capital gains (losses) are as follows:
    Debt securities                                                    $    (1,600)          537          469
    Mortgage loans                                                              --            27            4
    Short-term investments                                                      --            (1)          (1)
                                                                         ------------  ------------ -------------

              Net realized gains (losses) on investments               $    (1,600)          563          472
                                                                         ============  ============ =============


                                                                            1998          1997          1996
                                                                         ------------  ------------ -------------
                                                                                     (IN THOUSANDS)
Unrealized appreciation (depreciation) are as follows:
    Debt securities                                                    $   (3,685)        10,885       (3,192)
    Effects on deferred acquisition costs
       amortization                                                         3,215         (3,781)       1,561
    Effects on PVFP amortization                                             (473)        (2,901)         425
                                                                         ------------  ------------ -------------

         Unrealized appreciation (depreciation)
           before income tax                                                 (943)         4,203       (1,206)

    Unrealized income tax benefit (expense)                                   329         (1,471)         422
                                                                         ------------  ------------ -------------

         Net unrealized appreciation (depreciation)
           on investments                                              $     (614)         2,732         (784)
                                                                         ============  ============ =============

        Proceeds from sales, redemptions, and paydowns of investments in debt securities during 1998 were $486,264,174. Gross gains of $5,102,040 and gross losses of $6,601,099 were realized on those sales. Included in these amounts were $1,002,539 of gross gains and $6,011,305 of gross losses realized on the sale of noninvestment grade securities. Net realized losses include a 1998 impairment adjustment totaling approximately $100,000 related to two debt securities held by the Company.

        Proceeds from sales, redemptions, and paydowns of investments in debt securities during 1997 were $358,658,091. Gross gains of $1,765,242 and gross losses of $254,493 were realized on those sales. Included in these amounts were $681,159 of gross gains and $122,480 of gross losses realized on the sale of noninvestment grade securities. Net realized gains include a 1997 impairment adjustment totaling approximately $974,000 related to one debt security held by the Company.

        Proceeds from sales, redemptions, and paydowns of investments in debt securities during 1996 were $223,430,495. Gross gains of $1,158,518 and gross losses of $687,126 were realized on those sales. Included in these amounts were $28,969 of gross gains realized on the sale of noninvestment grade securities.

        Securities with a carrying value of approximately $6,400,000 at December 31, 1998 were deposited with government authorities as required by law.

  (4)   SECURITIES GREATER THAN 10% OF SHAREHOLDER'S EQUITY

        The Company does not have any individual security that exceeds 10% of shareholder's equity at December 31, 1998 and 1997.

  (5)   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

        A derivative financial instrument, in very general terms, refers to a security whose value is derived from the value of an underlying asset, reference rate, or index.

        The Company has a variety of reasons to use derivative instruments, such as to attempt to protect the Company against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity, and duration. All of the Company's holdings are marked to fair value monthly with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when the disposition closes a hedge. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the option or futures contract.

        Summarized below are the specific types of derivative instruments used by the Company.

              INTEREST RATE SWAPS

              At December 31, 1998, the Company had two outstanding interest rate swap agreements which expire at 2002 and 2003. Under the agreements, the Company receives a fixed rate of 6.63% and 6.70% on a notional amount of $7 and $8 million, respectively, and pays a floating rate based on London Interbank Offered Rate (LIBOR). The estimated fair value of the agreements at December 31, 1998 was a net unrealized gain of approximately $0.6 million which is recognized in the accompanying consolidated balance sheet.

              At December 31, 1997, the Company has one outstanding interest rate swap agreement which expires in 2002. Under the agreement, the Company receives a fixed rate of 6.63% on $7.0 million and pays a floating rate based on LIBOR. At December 31, 1997, the estimated fair value of the agreement was immaterial.

              Under interest rate swaps, the Company agrees with counterparties to exchange, at specific intervals, the payments between floating and fixed-rate interest amounts calculated by reference to notional amounts. Net interest payments are recognized within net investment income in the consolidated statement of income.

              FUTURES

              In order to limit exposure to market fluctuations related to temporary seed money invested within the separate account, the Company entered into financial futures contracts during 1997 and 1996. No financial futures contracts were held during 1998. The Company recorded $-0-, $2,035,309, and $1,639,717 of losses from terminated contracts as a component of net investment income during 1998, 1997 and 1996, respectively. The Company also recorded gains of $-0-, $2,636,999, and $2,007,720 as a component of net investment income from market appreciation on the underlying hedged securities within the separate account during 1998, 1997, and 1996, respectively.

              A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Company utilized futures on the S&P 500 index in 1997. Upon entering into futures contracts, the Company maintains, in a segregated account with its custodian, securities with a value equal to an agreed upon portion of the notional obligation under the futures contracts. During the period the futures contract is open, payments are received from or made to the broker daily based upon changes in the value of the contract with the related income or loss reflected in the consolidated statement of income as a contra to changes in fair value of the hedged securities.

              The Company is exposed to credit related risk in the event of nonperformance by counterparties to financial instruments but does not expect any counterparties to fail to meet their obligations. It is the Company's policy to deal only with highly rated companies.

  (6)   COMPREHENSIVE INCOME

The components of comprehensive income are as follows:

                                                                            1998          1997          1996
                                                                         ------------  ------------ -------------
                                                                                     (IN THOUSANDS)
Net income                                                             $    13,894         8,978        3,601
                                                                         ------------  ------------ -------------
Other comprehensive income (loss), before tax -
    unrealized appreciation (depreciation) of debt and
       equity securities arising during period:
          Unrealized holding appreciation (depreciation)
              of debt and equity securities                                (12,971)       13,514      (14,387)
          Adjustment to deferred acquisition costs
              attributable to unrealized
              (appreciation) depreciation                                    6,228        (5,128)       1,614
          Adjustment to PVFP attributable to unrealized
              (appreciation) depreciation                                    2,161        (3,193)       7,130
                                                                         ------------  ------------ -------------

               Total unrealized appreciation (depreciation)
                  arising during period                                     (4,582)        5,193       (5,643)

    Less reclassification adjustments for realized (gains) losses included in net income:
          Adjustment for (gains) losses included in
              net realized gains (losses) on sales
              of investments                                                 1,600          (563)        (472)
          Adjustment for (gains) losses included in
              amortization of PVFP                                            (768)          214           53
          Adjustment for (gains) losses included in
              amortization of deferred acquisition costs                      (267)          133          234
                                                                         ------------  ------------ -------------

               Total reclassification adjustments for (gains)
                  losses included in net income                                565          (216)        (185)
                                                                         ------------  ------------ -------------

               Other comprehensive income (loss) before related
                  income tax expense (benefit)                              (5,147)        5,409       (5,458)

Related income tax expense (benefit)                                        (1,801)        1,893       (1,910)
                                                                         ------------  ------------ -------------

               Other comprehensive income (loss), net of tax                (3,346)        3,516       (3,548)
                                                                         ------------  ------------ -------------

               Comprehensive income                                    $    10,548        12,494           53
                                                                         ============  ============ =============

  (7)   POSTRETIREMENT AND POSTEMPLOYMENT BENEFITS

        The Company has no direct employees and no retired employees. All personnel used to support the operations of the Company are supplied by contract by Cova Life Management Company (CLMC), a wholly owned subsidiary of Cova Corporation. The Company is allocated a portion of certain health care and life insurance benefits for future retired employees of CLMC. In 1998, 1997, and 1996, the Company was allocated a portion of benefit costs including severance pay, accumulated vacations, and disability benefits. At December 31, 1998, CLMC had no retired employees nor any employees fully eligible for retirement and had no disbursements for such benefit commitments. The expense arising from these obligations is not material.

  (8)   INCOME TAXES

        The Company will file a consolidated federal income tax return with its wholly owned subsidiaries, CFLIC and FCLIC. Amounts payable or recoverable related to periods before June 1, 1995 are subject to an indemnification agreement with XFSI, which has the effect that the Company is not at risk for any income taxes nor entitled to recoveries related to those periods, except for approximately $0.2 million of state income tax recoveries.

Income taxes are recorded in the consolidated statement of income and directly in certain shareholder's equity accounts. Income tax expense for the years ended
December 31 is allocated as follows:

                                                              1998          1997          1996
                                                           ------------  ------------ -------------
                                                                       (IN THOUSANDS)
Statements of income:
    Operating income (excluding realized
       investment gains and losses)                      $    3,906        5,464         2,493
    Realized investment gains (losses)                         (533)         197           162
                                                           ------------  ------------ -------------

         Income tax expense (benefit)
           included in the consolidated
           statements of income                               3,373        5,661         2,655

Shareholder's equity -
    change in deferred federal income
       taxes related to unrealized
       appreciation (depreciation)
       on securities                                         (1,801)       1,893        (1,910)
                                                           ------------  ------------ -------------

         Total income tax expense                        $    1,572        7,554           745
                                                           ============  ============ =============


The actual federal income tax expense differed from the expected tax expense computed by applying the U.S. federal statutory rate to income before taxes on income as follows:
                                                          1998                 1997                1996
                                                   ------------------   ------------------- --------------------
                                                                          (IN THOUSANDS)
Computed expected tax expense                   $    6,043     35.0% $    5,124  35.0%    $   2,190     35.0%
State income taxes, net                                 (8)      --         (33) (0.2)           77      1.2
Amortization of intangible assets                      396      2.3         396   2.7           320      5.1
Dividend received deduction - separate
    account                                         (3,183)   (18.5)         --    --            --      --
Other                                                  125      0.7         174   1.2            68      1.1
                                                   --------- --------   -------- ---------- --------- ----------

             Total                              $    3,373     19.5% $    5,661  38.7%    $   2,655     42.4%
                                                   ========= ========   ======== ========== ========= ==========

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 1998 and
1997 follows:
                                                                            1998         1997
                                                                         -----------  ------------
                                                                              (IN THOUSANDS)
Deferred tax assets:
    Policy reserves                                                    $    31,003       25,312
    Liability for commissions on recapture                                   2,896        4,715
    Tax basis of intangible assets purchased                                 5,351        5,791
    DAC "Proxy Tax"                                                         20,619       14,594
    Other deferred tax assets                                                2,690           31
                                                                         -----------  ------------

              Total deferred tax assets                                     62,559       50,443
                                                                         -----------  ------------

Deferred tax liabilities:
    PVFP                                                                    11,013        9,734
    Unrealized (depreciation) appreciation on investments                     (330)       1,472
    Deferred policy acquisition costs                                       46,190       29,514
    Other deferred tax liabilities                                             900        1,790
                                                                         -----------  ------------

              Total deferred tax liabilities                                57,773       42,510
                                                                         -----------  ------------

              Net deferred tax assets                                  $     4,786        7,933
                                                                         ===========  ============

        A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. Management believes the deferred tax assets will be fully realized in the future based upon expectation of the reversal of existing temporary differences, anticipated future earnings, and consideration of all other available evidence. Accordingly, no valuation allowance is established.

  (9)   RELATED-PARTY TRANSACTIONS

        On December 31, 1997, CLMC and Navisys Incorporated, affiliated companies, purchased certain assets of Johnson & Higgins/Kirke Van Orsdel, Inc. (J&H/KVI), an unaffiliated Delaware corporation, for $2,500,000. The purchased assets are the administrative and service systems that provide the marketing, underwriting, claims, and administrative functions for the Company's life and annuity products. On January 1, 1998, the purchased assets of J&H/KVI were merged into Cova Life Administrative Service Company (CLASC). Navisys Incorporated purchased 51% of CLASC, the remaining 49% was purchased by CLMC.

        The Company has entered into management, operations, and servicing agreements with its affiliated companies. The affiliated companies are CLMC, a Delaware corporation, which provides management services and the employees necessary to conduct the activities of the Company; and Conning Asset Management, which provides investment advice. Additionally, a portion of overhead and other corporate expenses are allocated by the Company's ultimate parent, GALIC. CLASC provides various services for the Company including underwriting, claims, and administrative functions. Expenses and fees paid to affiliated companies in 1998, 1997, and 1996 for the Company were $20,923,330, $9,400,517, and $6,618,303, respectively.

        In 1998 and 1997, the Company received approximately $3.2 million and $1.1 million, respectively, in advisory fees from GALIC related to advisory services on GALIC's individual annuity products.

        On December 31, 1996, Cova Corporation transferred its ownership of CFLIC to the Company. The transfer of ownership was recorded as additional paid-in capital and increased shareholder's equity on the Company's December 31, 1996 balance sheet by approximately $16.9 million. This change in direct ownership had no effect on the operations of either the Company or CFLIC as both entities had existed under common management and control prior to the December 31, 1996 transfer. Although CFLIC's balance sheet is fully consolidated with the Company's December 31, 1996 balance sheet, CFLIC's 1996 income and cash flows statements have not been consolidated with the Company's 1996 income or cash flows statements. However, CFLIC's December 31, 1996 cash balance of $6.7 million is included in the Company's consolidated cash flows statement.

(10)    STATUTORY SURPLUS AND DIVIDEND RESTRICTION

        GAAP differs in certain respects from the accounting practices prescribed or permitted by insurance regulatory authorities (statutory accounting principles).

        The major differences arise principally from the immediate expense recognition of policy acquisition costs and intangible assets for statutory reporting, determination of policy reserves based on different discount rates and methods, the recognition of deferred tax under GAAP reporting, the nonrecognition of financial reinsurance for GAAP reporting, the establishment of an asset valuation reserve as a contingent liability based on the credit quality of the Company's investment securities, and an interest maintenance reserve as an unearned liability to defer the realized gains and losses of fixed income investments presumably resulting from changes to interest rates and amortize them into income over the remaining life of the investment sold. In addition, adjustments to record the carrying values of debt securities and certain equity securities at fair value are applied only under GAAP reporting, and capital contributions in the form of notes receivable from an affiliated company are not recognized under GAAP reporting.

        Purchase accounting creates another difference as it requires the restatement of GAAP assets and liabilities to their estimated fair values and shareholder's equity to the net purchase price. Statutory accounting does not recognize the purchase method of accounting.

        As of December 31, the differences between statutory capital and surplus and shareholder's equity determined in conformity with GAAP are as follows:

                                                                 1998          1997
                                                              -------------  -------------
                                                                    (IN THOUSANDS)
Statutory capital and surplus                              $      104,740        90,439
Reconciling items:
    GAAP investment valuation reserves                               (510)         (237)
    Statutory asset valuation reserve                              19,206        18,301
    Statutory interest maintenance reserve                          5,983         3,080
    GAAP investment adjustments to fair value                      (3,685)       10,885
    GAAP deferred policy acquisition costs                        131,973        84,326
    GAAP basis policy reserves                                    (52,305)      (39,921)
    GAAP deferred federal income taxes (net)                        4,786         7,933
    GAAP guarantee assessment adjustment                           (9,700)       (9,700)
    GAAP goodwill                                                  18,373        19,457
    GAAP present value of future profits                           42,230        41,486
    GAAP future purchase price payable                             (6,976)      (12,173)
    Other                                                          (2,029)       (1,338)
                                                              -------------  -------------

          GAAP shareholder's equity                        $      252,086       212,538
                                                              =============  =============


                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997, and 1996




        Statutory  net losses for  CFSLIC  for the years  ended
        December 31,  1998,  1997,  and 1996 were  $2,830,105,
        $9,816,357, and $13,575,788, respectively.

        The maximum amount of dividends which can be paid by State of Missouri insurance companies to shareholders without prior approval of the insurance commissioner is the greater of 10% of statutory earned surplus or statutory net gain from operations for the preceding year. Due to the 1998 statutory net loss and the Company's negative earned surplus at December 31, 1998, no dividends are permissible in 1999 without prior approval of the insurance commissioner.

        The National Association of Insurance Commissioners has developed certain risk based capital (RBC) requirements for life insurers. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 1998, the Company's total adjusted capital and authorized control level RBC were $123,947,126 and $27,386,910, respectively. This level of adjusted capital qualifies under all tests.

(11)    GUARANTY FUND ASSESSMENTS

        The Company participates with life insurance companies licensed throughout the United States in associations formed to guarantee benefits to policyholders of insolvent life insurance companies. Under state laws, as a condition for maintaining the Company's authority to issue new business, the Company is contingently liable for its share of claims covered by the guaranty associations for insolvencies incurred through 1998, but for which assessments have not yet been determined nor assessed, to a maximum in each state generally of 2% of statutory premiums per annum in the given state. Most states then permit recovery of assets as a credit against premium of other state taxes over, most commonly, five years.

        In November 1998, the National Organization of Life and Health Guaranty Associations distributed a study of the major outstanding industry insolvencies, with estimates of future assessments by state. Based on this study, the Company has accrued a liability for approximately $9,700,000 in future assessments on insolvencies that occurred before December 31, 1998. Under the coinsurance agreement between the Company and OakRe (see note 1), OakRe is required to reimburse the Company for any future assessments that it pays which relate to insolvencies occurring prior to June 1, 1995. As such, the Company has recorded a receivable from OakRe for approximately $9,700,000. The Company paid approximately $1,500,000, $3,000,000, and $2,000,000 in guaranty fund assessments in 1998, 1997, and 1996, respectively. These payments were substantially reimbursed by OakRe. At the same time, the Company is liable to OakRe for 80% of any future premium tax recoveries that are realized from any such assessments and may retain the remaining 20%. The credits retained for 1998 were not material.

(12)    SUBSEQUENT EVENT

        On January 31, 1999, the Company modified its financing reinsurance agreement with RGA related to the Company's certain single premium deferred annuity products. Under the modified financing reinsurance agreement, the Company will no longer reinsure any new single premium deferred annuity product policies with RGA.




                                    PART C
                              OTHER INFORMATION


ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

a.         Financial Statements
________________________________________________________________________

The following financial statements of the Separate Account are included in Part B hereof:

     1.  Statement of Assets and Liabilities - June 30, 1999 (unaudited).
     2.  Statement of Operations - Six Months ended June 30, 1999 (unaudited).
     3. Statement of Changes in Net Assets - Six Months ended June 30, 1999 (unaudited).

     4.  Notes to Financial Statements - June 30, 1999 (unaudited).
     5.  Independent Auditors' Report.
     6.  Statement of Assets and Liabilities as of December 31, 1998.
     7.  Statement of Operations for the year ended December 31, 1998.
     8. Statements of Changes in Net Assets for the years ended December 31, 1998 and 1997.
     9.  Notes to Financial Statements - December 31, 1998 and 1997.

The following consolidated financial statements of the Company are included in Part B hereof:

     1.  Independent Auditors' Report.

     2.  Consolidated Balance Sheets as of December 31, 1998 and 1997.

     3. Consolidated Statements of Income for the years ended December 31, 1998, 1997 and 1996.

     4. Consolidated Statements of Shareholder's Equity for the years ended December 31, 1998, 1997, and 1996.

     5. Consolidated Statements of Cash Flows for the years ended December 31, 1998, 1997, and 1996.

     6. Notes to Consolidated Financial Statements - December 31, 1998, 1997, and 1996.

b.         Exhibits
           ---------------------------------------------------------------

       1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account.**

       2.  Not Applicable.

       3.(i)  Form of Principal Underwriter's Agreement. +
         (ii) Form of Selling Agreement. +

       4.(i) Individual Flexible Purchase Payment Deferred Variable Annuity
             Contract.***

         (ii)Death Benefit Rider***

        (iii)Rider - Nursing Home Waiver***

          (iv)Death Benefit Endorsements**

          (v) Charitable Remainder Trust Endorsement**

       5.  Application for Variable Annuity. +

       6.(i)   Copy of Articles of Incorporation of the Company.***
         (ii)  Copy of the Bylaws of the Company.***

       7.  Not Applicable.

       8.(i) Form of Fund Participation Agreement among MFS Variable Insurance Trust, Cova Financial Services Life Insurance Company and Massachusetts Financial Services Company+

        (ii) Form of Fund Participation Agreement among Cova Financial Services Life Insurance Company, Cova Life Sales Company, Alliance Capital Management LP and Alliance Fund Distributors, Inc.+

        (iii) Form of Fund Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Cova Financial Services Life Insurance Company++

        (iv) Form of Fund Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Cova Financial Services Life Insurance Company++

        (v) Form of Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., Cova Financial Services Life Insurance Company, on behalf of itself and its Separate Accounts, and Cova Life Sales Company++

        (vi) Form of Fund Participation Agreement among Investors Fund Series, Zurich Kemper Investments, Inc., Zurich Kemper Distributors, Inc. and Cova Financial Services Life Insurance Company++

       (vii) Form of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and Cova Financial Services Life Insurance Company++

       (viii) Form of Participation Agreement among Russell Insurance Funds, Russell Fund Distributors, Inc. and Cova Financial Services Life Insurance Company++

        (ix) Form of Participation Agreement among Liberty Variable Investment Trust, Liberty Financial Investments, Inc. and Cova Financial Services Life Insurance Company++

        (x) Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company**

       9.  Opinion and Consent of Counsel.

      10.  Consent of Independent Auditors.

      11.  Not Applicable.

      12.  Agreement Governing Contribution.**

      13.  Calculation of Performance Information

      14.  Company Organizational Chart.***

      27.  Not Applicable

     ***Incorporated by reference to Registrant's Form N-4 (File Nos. 333-34741 and 811-05200) electronically filed on August 29, 1997.

     +Incorporated by reference to Registrants Pre-Effective Amendment No. 1 to Form N-4 electronically filed on November 19, 1997.

     ++Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 electronically filed on January 26, 1998.

     **Incorporated by reference to Registrant's Post-Effective Amendment No. 4 (File Nos. 333-34741 and 811-05200) electronically field on April 30, 1999.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors of the Company:


Name and Principal                Positions and Offices
 Business Address                 with Depositor
_______________________________   ____________________________________
Richard A. Liddy                  Chairman of the Board and Director
700 Market Street
St. Louis, MO 63101

Lorry J. Stensrud                 President and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

John W. Barber                    Director
13045 Tesson Ferry Road
St. Louis, MO 63128

William P. Boscow                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

Connie A. Doern                   Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Patricia E. Gubbe                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Philip A. Haley                   Executive Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

J. Robert Hopson                  Vice President,
One Tower Lane, Suite 3000        Chief Actuary and Director
Oakbrook Terrace, IL  60181-4644

E. Thomas Hughes, Jr.             Treasurer and Director
700 Market St.
St. Louis, MO 63101

Douglas E. Jacobs                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Lisa O. Kirchner                  Vice President
4700 Westown Parkway
West Des Moines, IA 50266

James W. Koeger                   Assistant Treasurer
700 Market Street
St. Louis, MO 63101

William C. Mair                   Vice President
One Tower Lane, Suite 3000        and Director
Oakbrook Terrace, IL  60181-4644

Matthew P. McCauley               Assistant Secretary and Director
700 Market St.
St. Louis, MO 63101

Mark E. Reynolds                  Executive Vice President and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

Myron H. Sandberg                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

John W. Schaus                    Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Bernard J. Spaulding              Senior Vice President and General
One Tower Lane, Suite 3000        Counsel
Oakbrook Terrace, IL 60181-4644

Joann T. Tanaka                   Senior Vice President and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

Patricia M. Wersching             Assistant Treasurer
700 Market Street
St. Louis, MO 63101

Peter L. Witkewiz                 Vice President and Controller
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

A company organizational chart was filed in Registrant's Form N-4 (File Nos. 333-34741 and 811-05200) filed August 29, 1997 as Exhibit 14 and is incorporated herein by reference.


ITEM 27.   NUMBER OF CONTRACT OWNERS

As of November 9, 1999 there were 1223 Qualified Contract Owners and 4772 Non-Qualified Contract Owners.

ITEM 28.   INDEMNIFICATION

The Bylaws of the Company (Article IV, Section 1) provide that:

Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITERS

     (a) Cova Life Sales Company is the principal underwriter for the following investment companies (other than Registrant):

Cova Variable Annuity Account Five
First Cova Variable Annuity Account One
Cova Variable Life Account One
Cova Variable Life Account Five
Cova Variable Annuity Account Four
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
Security Equity Separate Account 26
Security Equity Separate Account 27

     (b) Cova Life Sales Company is the principal underwriter for the Contracts. The following persons are the officers and directors of Cova Life Sales Company. The principal business address for each officer and director of Cova Life Sales Company is One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

Name and Principal  Positions and Offices
 Business Address   with Underwriter
------------------  --------------------------
Lorry J. Stensrud     Director

Patricia E. Gubbe     President, Chief Compliance Officer
                       and Director

William C. Mair       Director

Philip A. Haley       Vice President

Shari Ruecker         Vice President

Mark E. Reynolds      Treasurer

James W. Koeger       Assistant Treasurer

Bernard J. Spaulding  Secretary


     (c)  Not Applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

William Flory, whose address is One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644 maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.   MANAGEMENT SERVICES

Not Applicable.

ITEM 32.     UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. Cova Financial Services Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                               REPRESENTATIONS

     The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.


                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Oakbrook Terrace, and State of Illinois on this 9th day of November, 1999.

                                      COVA VARIABLE ANNUITY ACCOUNT ONE
                                      (Registrant)


                                 By:  COVA FINANCIAL SERVICES LIFE
                                      INSURANCE COMPANY


                                 By: /S/ LORRY J. STENSRUD
                                      ____________________________________
                                       Lorry J. Stensrud


                                      COVA FINANCIAL SERVICES LIFE
                                      INSURANCE COMPANY
                                      Depositor

                                 By:   /S/ LORRY J. STENSRUD
                                      ____________________________________
                                       Lorry J. Stensrud


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



----------------------  Chairman of the Board     ------
Richard A. Liddy        and Director               Date

/s/LORRY J. STENSRUD    President and Director    11/8/99
----------------------                            ------
Lorry J. Stensrud                                  Date

/s/J. ROBERT HOPSON     Director                  11/9/99
----------------------                            ------
J. Robert Hopson                                   Date

William C. Mair*        Director                  11/8/99
----------------------                            ------
William C. Mair                                    Date

E. Thomas Hughes, Jr.*  Treasurer and Director    11/8/99
----------------------                            ------
E. Thomas Hughes, Jr.                              Date

Matthew P. McCauley*    Director                  11/8/99
----------------------                            ------
Matthew P. McCauley                                Date

John W. Barber*         Director                  11/8/99
----------------------                            ------
John W. Barber                                     Date

/s/MARK E. REYNOLDS     Director                  11/9/99
----------------------                            ------
Mark E. Reynolds                                   Date


/s/J. TERRI TANAKA                                11/9/99
----------------------  Director                  ------
J. Terri Tanaka                                    Date


/s/PETER L. WITKEWIZ                              11/9/99
---------------------- Controller                 ------
Peter L. Witkewiz                                  Date




                                  *By:/s/LORRY J. STENSRUD
                                      ____________________________________
                                      Lorry J. Stensrud, Attorney-in-Fact



                              INDEX TO EXHIBITS

EXHIBIT NO.
EX-99.B9     Opinion and Consent of Counsel
EX-99.B10    Consent of Independent Auditors
EX-99.B13    Calculation of Performance Information